UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05159

RS Investment Trust

(Exact name of registrant as specified in charter)

One Bush Street, Suite 900 San Francisco, CA	94104
(Address of principal executive offices)	(Zip code)

Nina Gupta

c/o RS Investments

One Bush Street, Suite 900

San Francisco, CA 94104

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-766-3863

Date of fiscal year end: December 31

Date of reporting period: June 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

RS GROWTH FUNDS

Class A, C, K and Y Shares

RS SMALL CAP GROWTH FUND

RS SELECT GROWTH FUND

RS MID CAP GROWTH FUND

RS GROWTH FUND

RS TECHNOLOGY FUND

RS SMALL CAP EQUITY FUND

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including, as applicable, sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including investment advisory fees, distribution (12b-1) fees, and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016, to June 30, 2016. The table below shows the Funds’ expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” for your Fund to estimate the expenses you paid on your account during this period. A maintenance fee of $12.00 that is charged once a year may apply for IRAs. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with the costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A maintenance fee of $12.00 that is charged once a year may apply for IRAs. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

2	www.rsinvestments.com

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

Based on Actual Return		Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16-6/30/16	Expense Ratio During Period 1/1/16-6/30/16
RS Small Cap Growth Fund	Class A	$1,000.00	$890.20	$6.58	1.40%
	Class C	$1,000.00	$886.80	$10.13	2.16%
	Class K	$1,000.00	$888.50	$8.22	1.75%
	Class Y	$1,000.00	$891.40	$5.31	1.13%
RS Select Growth Fund	Class A	$1,000.00	$998.40	$6.96	1.40%
	Class C	$1,000.00	$994.70	$10.81	2.18%
	Class K	$1,000.00	$996.20	$9.28	1.87%
	Class Y	$1,000.00	$999.80	$5.67	1.14%
RS Mid Cap Growth Fund	Class A	$1,000.00	$1,019.20	$6.02	1.20%
	Class C	$1,000.00	$1,015.00	$10.37	2.07%
	Class K	$1,000.00	$1,016.10	$8.72	1.74%
	Class Y	$1,000.00	$1,020.20	$4.77	0.95%
RS Growth Fund	Class A	$1,000.00	$985.70	$5.43	1.10%
	Class C	$1,000.00	$981.60	$9.51	1.93%
	Class K	$1,000.00	$982.60	$8.43	1.71%
	Class Y	$1,000.00	$987.10	$4.10	0.83%
RS Technology Fund	Class A	$1,000.00	$971.80	$7.55	1.54%
	Class C	$1,000.00	$967.90	$11.40	2.33%
	Class K	$1,000.00	$969.80	$9.80	2.00%
	Class Y	$1,000.00	$972.90	$6.38	1.30%
RS Small Cap Equity Fund	Class A	$1,000.00	$888.30	$6.34	1.35%
	Class C	$1,000.00	$884.60	$9.84	2.10%
	Class K	$1,000.00	$886.50	$8.21	1.75%
	Class Y	$1,000.00	$890.90	$5.17	1.10%
Based on Hypothetical Return (5% Return Before Expenses)
RS Small Cap Growth Fund	Class A	$1,000.00	$1,017.90	$7.02	1.40%
	Class C	$1,000.00	$1,014.12	$10.82	2.16%
	Class K	$1,000.00	$1,016.16	$8.77	1.75%
	Class Y	$1,000.00	$1,019.24	$5.67	1.13%
RS Select Growth Fund	Class A	$1,000.00	$1,017.90	$7.02	1.40%
	Class C	$1,000.00	$1,014.02	$10.92	2.18%
	Class K	$1,000.00	$1,015.56	$9.37	1.87%
	Class Y	$1,000.00	$1,019.19	$5.72	1.14%
RS Mid Cap Growth Fund	Class A	$1,000.00	$1,018.90	$6.02	1.20%
	Class C	$1,000.00	$1,014.57	$10.37	2.07%
	Class K	$1,000.00	$1,016.21	$8.72	1.74%
	Class Y	$1,000.00	$1,020.14	$4.77	0.95%
RS Growth Fund	Class A	$1,000.00	$1,019.39	$5.52	1.10%
	Class C	$1,000.00	$1,015.27	$9.67	1.93%
	Class K	$1,000.00	$1,016.36	$8.57	1.71%
	Class Y	$1,000.00	$1,020.74	$4.17	0.83%
RS Technology Fund	Class A	$1,000.00	$1,017.21	$7.72	1.54%
	Class C	$1,000.00	$1,013.28	$11.66	2.33%
	Class K	$1,000.00	$1,014.92	$10.02	2.00%
	Class Y	$1,000.00	$1,018.40	$6.52	1.30%
RS Small Cap Equity Fund	Class A	$1,000.00	$1,018.15	$6.77	1.35%
	Class C	$1,000.00	$1,014.42	$10.52	2.10%
	Class K	$1,000.00	$1,016.16	$8.77	1.75%
	Class Y	$1,000.00	$1,019.39	$5.52	1.10%
*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

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Financial Information

Six-Month Period Ended June 30, 2016

SCHEDULE OF INVESTMENTS — RS SMALL CAP GROWTH FUND

June 30, 2016 (unaudited)	Shares	Value
Common Stocks – 98.7%
Aerospace – 1.5%
HEICO Corp., Class A	524,461	$28,137,333

		28,137,333
Air Transport – 1.2%
Spirit Airlines, Inc.(1)	501,515	22,502,978

		22,502,978
Back Office Support, HR and Consulting – 3.1%
Ritchie Bros. Auctioneers, Inc.	1,161,227	39,226,248
WNS Holdings Ltd., ADR(1)	677,877	18,302,679

		57,528,927
Banks: Diversified – 1.5%
PrivateBancorp, Inc.	246,104	10,835,959
Western Alliance Bancorp(1)	528,530	17,256,505

		28,092,464
Biotechnology – 10.2%
Aimmune Therapeutics, Inc.(1)	330,271	3,573,532
Amicus Therapeutics, Inc.(1)	2,164,545	11,818,416
Bluebird Bio, Inc.(1)	306,088	13,250,550
Blueprint Medicines Corp.(1)	488,538	9,892,894
Celyad S.A., ADR(1)	206,161	5,149,902
Five Prime Therapeutics, Inc.(1)	351,672	14,541,637
Ignyta, Inc.(1)	1,280,295	6,939,199
Immune Design Corp.(1)	765,970	6,250,315
Kite Pharma, Inc.(1)	258,259	12,912,950
Ligand Pharmaceuticals, Inc.(1)	269,863	32,186,560
Lion Biotechnologies, Inc.(1)	1,380,665	11,183,386
Loxo Oncology, Inc.(1)	997,029	23,111,132
REGENXBIO, Inc.(1)	349,187	2,793,496
Sage Therapeutics, Inc.(1)	373,935	11,266,662
Spark Therapeutics, Inc.(1)	274,004	14,009,824
Ultragenyx Pharmaceutical, Inc.(1)	10,311	504,311
Vital Therapies, Inc.(1)	1,386,488	8,596,226

		187,980,992
Building Materials – 0.9%
Headwaters, Inc.(1)	934,630	16,767,262

		16,767,262
Building: Roofing, Wallboard & Plumbing – 0.8%
Beacon Roofing Supply, Inc.(1)	330,760	15,039,657

		15,039,657

6	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS SMALL CAP GROWTH FUND

June 30, 2016 (unaudited)	Shares	Value
Casinos & Gambling – 0.8%
Penn National Gaming, Inc.(1)	1,078,479	$15,044,782

		15,044,782
Chemicals: Diversified – 2.5%
Chemtura Corp.(1)	862,381	22,749,611
Ingevity Corp.(1)	698,557	23,778,880

		46,528,491
Communications Technology – 3.4%
Lumentum Holdings, Inc.(1)	849,404	20,555,577
RingCentral, Inc., Class A(1)	2,098,815	41,388,632

		61,944,209
Computer Services, Software & Systems – 14.8%
Benefitfocus, Inc.(1)	744,849	28,393,644
Black Knight Financial Services, Inc., Class A(1)	764,922	28,761,067
Cornerstone OnDemand, Inc.(1)	212,620	8,092,317
Ellie Mae, Inc.(1)	129,259	11,846,587
InterXion Holding N.V.(1)	718,775	26,508,422
LogMeIn, Inc.(1)	907,736	57,577,694
Proofpoint, Inc.(1)	905,996	57,159,288
The Ultimate Software Group, Inc.(1)	255,050	53,634,465

		271,973,484
Consumer Lending – 0.8%
LendingTree, Inc.(1)	159,504	14,088,988

		14,088,988
Diversified Materials & Processing – 1.3%
Hexcel Corp.	576,994	24,026,030

		24,026,030
Diversified Retail – 1.3%
Ollie’s Bargain Outlet Holdings, Inc.(1)	935,946	23,295,696

		23,295,696
Drug & Grocery Store Chains – 0.9%
Casey’s General Stores, Inc.	125,301	16,478,335

		16,478,335
Education Services – 1.1%
Grand Canyon Education, Inc.(1)	499,671	19,946,866

		19,946,866
Electronic Entertainment – 1.8%
Take-Two Interactive Software, Inc.(1)	893,650	33,887,208

		33,887,208

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	7

SCHEDULE OF INVESTMENTS — RS SMALL CAP GROWTH FUND

June 30, 2016 (unaudited)	Shares	Value
Entertainment – 1.3%
IMAX Corp.(1)	778,231	$22,942,250

		22,942,250
Financial Data & Systems – 3.1%
Euronet Worldwide, Inc.(1)	537,880	37,215,917
Fair Isaac Corp.	16,900	1,909,869
WEX, Inc.(1)	199,320	17,673,705

		56,799,491
Foods – 3.6%
Pinnacle Foods, Inc.	1,171,997	54,251,741
Snyder’s-Lance, Inc.	372,792	12,633,921

		66,885,662
Glass – 1.1%
Apogee Enterprises, Inc.	449,245	20,822,506

		20,822,506
Health Care Management Services – 1.2%
WellCare Health Plans, Inc.(1)	208,567	22,375,068

		22,375,068
Health Care Services – 4.7%
Acadia Healthcare Co., Inc.(1)	419,727	23,252,876
Amedisys, Inc.(1)	519,276	26,213,052
HMS Holdings Corp.(1)	1,180,280	20,784,731
WebMD Health Corp.(1)	280,154	16,279,749

		86,530,408
Household Equipment & Products – 0.4%
Helen of Troy Ltd.(1)	73,090	7,516,576

		7,516,576
Insurance: Life – 0.5%
Primerica, Inc.	162,680	9,311,803

		9,311,803
Insurance: Property - Casualty – 0.8%
AmTrust Financial Services, Inc.	628,598	15,400,651

		15,400,651
Machinery: Industrial – 1.8%
John Bean Technologies Corp.	369,492	22,620,301
Manitowoc Foodservice, Inc.(1)	573,960	10,113,175

		32,733,476
Medical & Dental Instruments & Supplies – 4.0%
AtriCure, Inc.(1)	1,312,120	18,540,256
Integra LifeSciences Holdings Corp.(1)	261,820	20,888,000
West Pharmaceutical Services, Inc.	444,613	33,737,234

		73,165,490

8	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS SMALL CAP GROWTH FUND

June 30, 2016 (unaudited)	Shares	Value
Medical Equipment – 2.7%
NxStage Medical, Inc.(1)	1,405,256	$30,465,950
Zeltiq Aesthetics, Inc.(1)	686,176	18,753,190

		49,219,140
Metal Fabricating – 0.6%
Rexnord Corp.(1)	534,230	10,486,935

		10,486,935
Metals & Minerals: Diversified – 0.4%
U.S. Silica Holdings, Inc.	208,810	7,197,681

		7,197,681
Miscellaneous Consumer Staples – 0.8%
Energizer Holdings, Inc.	272,720	14,042,353

		14,042,353
Oil: Crude Producers – 1.0%
Carrizo Oil & Gas, Inc.(1)	187,950	6,738,007
Diamondback Energy, Inc.(1)	124,232	11,331,201

		18,069,208
Pharmaceuticals – 0.1%
Cambrex Corp.(1)	34,260	1,772,270

		1,772,270
Power Transmission Equipment – 0.7%
BWX Technologies, Inc.	362,020	12,949,455

		12,949,455
Real Estate Investment Trusts – 1.1%
Sovran Self Storage, Inc.	188,997	19,829,565

		19,829,565
Recreational Vehicles & Boats – 0.1%
Drew Industries, Inc.	27,080	2,297,467

		2,297,467
Restaurants – 3.0%
Popeyes Louisiana Kitchen, Inc.(1)	416,105	22,735,977
Sonic Corp.	598,502	16,189,479
Wingstop, Inc.(1)	597,532	16,282,747

		55,208,203
Scientific Instruments: Electrical – 1.4%
Littelfuse, Inc.	209,910	24,809,263

		24,809,263
Securities Brokerage & Services – 0.6%
MarketAxess Holdings, Inc.	74,524	10,835,790

		10,835,790

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	9

SCHEDULE OF INVESTMENTS — RS SMALL CAP GROWTH FUND

June 30, 2016 (unaudited)	Shares	Value
Semiconductors & Components – 5.9%
Cavium, Inc.(1)	266,159	$10,273,737
Monolithic Power Systems, Inc.	791,331	54,063,734
Tower Semiconductor Ltd.(1)	3,545,531	44,035,495

		108,372,966
Shipping – 0.9%
Kirby Corp.(1)	274,941	17,153,569

		17,153,569
Specialty Retail – 4.5%
Burlington Stores, Inc.(1)	519,645	34,665,518
Five Below, Inc.(1)	629,895	29,233,427
Lithia Motors, Inc., Class A	267,576	19,016,626

		82,915,571
Textile Products – 0.8%
Interface, Inc.	955,013	14,563,948

		14,563,948
Textiles, Apparel & Shoes – 3.0%
Carter’s, Inc.	165,046	17,572,447
G-III Apparel Group Ltd.(1)	380,225	17,383,887
Steven Madden Ltd.(1)	567,071	19,382,487

		54,338,821
Truckers – 0.7%
Knight Transportation, Inc.	464,483	12,345,958

		12,345,958
Total Common Stocks (Cost $1,577,357,148)		1,814,155,246

	Principal Amount	Value
Repurchase Agreements – 1.4%

Fixed Income Clearing Corp. Repurchase Agreement, 0.03%, dated 6/30/2016, maturity value of $25,460,021, due 7/1/2016(2)	$25,460,000	25,460,000
Total Repurchase Agreements (Cost $25,460,000)		25,460,000
Total Investments - 100.1% (Cost $1,602,817,148)		1,839,615,246
Other Liabilities, Net - (0.1)%		(1,708,647)
Total Net Assets - 100.0%		$1,837,906,599

(1)	Non-income-producing security.

10	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS SMALL CAP GROWTH FUND

(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value

U.S. Treasury Note	2.125%	5/15/2025	$25,974,094

Legend:

ADR – American Depositary Receipt.

The following is a summary of the inputs used as of June 30, 2016, in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 1a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total

Common Stocks	$1,814,155,246	$—	$—	$1,814,155,246

Repurchase Agreements	—	25,460,000	—	25,460,000

Total	$1,814,155,246	$25,460,000	$—	$1,839,615,246

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	11

SCHEDULE OF INVESTMENTS — RS SELECT GROWTH FUND

June 30, 2016 (unaudited)	Shares	Value
Common Stocks – 98.5%
Aerospace – 2.2%
HEICO Corp., Class A	245,198	$13,154,873

		13,154,873
Asset Management & Custodian – 1.6%
SEI Investments Co.	196,618	9,459,292

		9,459,292
Auto Parts – 1.4%
Visteon Corp.	120,547	7,933,198

		7,933,198
Back Office Support, HR and Consulting – 4.2%
Genpact Ltd.(1)	353,109	9,477,445
Ritchie Bros. Auctioneers, Inc.	446,388	15,078,987

		24,556,432
Banks: Diversified – 0.8%
PrivateBancorp, Inc.	104,860	4,616,986

		4,616,986
Biotechnology – 3.0%
Ligand Pharmaceuticals, Inc.(1)	144,920	17,284,608

		17,284,608
Building Materials – 1.4%
Headwaters, Inc.(1)	445,532	7,992,844

		7,992,844
Chemicals: Specialty – 1.1%
GCP Applied Technologies, Inc.(1)	236,430	6,156,637

		6,156,637
Computer Services, Software & Systems – 15.5%
Black Knight Financial Services, Inc., Class A(1)	358,571	13,482,270
Fleetmatics Group PLC(1)	181,591	7,868,338
GoDaddy, Inc., Class A(1)	396,487	12,366,429
LogMeIn, Inc.(1)	403,400	25,587,662
Paycom Software, Inc.(1)	307,044	13,267,371
The Ultimate Software Group, Inc.(1)	87,634	18,428,554

		91,000,624
Consumer Lending – 1.1%
LendingTree, Inc.(1)	74,737	6,601,519

		6,601,519
Containers & Packaging – 2.5%
Graphic Packaging Holding Co.	1,190,510	14,928,995

		14,928,995

12	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS SELECT GROWTH FUND

June 30, 2016 (unaudited)	Shares	Value
Diversified Materials & Processing – 1.9%
Hexcel Corp.	267,922	$11,156,272

		11,156,272
Entertainment – 1.4%
IMAX Corp.(1)	277,805	8,189,691

		8,189,691
Financial Data & Systems – 5.9%
Euronet Worldwide, Inc.(1)	249,547	17,266,157
TransUnion(1)	143,770	4,807,669
Vantiv, Inc., Class A(1)	217,730	12,323,518

		34,397,344
Foods – 4.5%
Pinnacle Foods, Inc.	428,450	19,832,951
Snyder’s-Lance, Inc.	191,851	6,501,830

		26,334,781
Health Care Facilities – 1.3%
Universal Health Services, Inc., Class B	54,559	7,316,362

		7,316,362
Health Care Services – 3.1%
Premier, Inc., Class A(1)	269,859	8,824,389
Press Ganey Holdings, Inc.(1)	88,210	3,471,064
WebMD Health Corp.(1)	104,330	6,062,616

		18,358,069
Household Furnishings – 1.5%
Fortune Brands Home & Security, Inc.	156,501	9,072,363

		9,072,363
Leisure Time – 3.6%
Six Flags Entertainment Corp.	230,820	13,376,019
Vail Resorts, Inc.	55,130	7,620,620

		20,996,639
Machinery: Industrial – 1.0%
The Middleby Corp.(1)	52,368	6,035,412

		6,035,412
Medical & Dental Instruments & Supplies – 8.4%
Align Technology, Inc.(1)	204,527	16,474,650
Integra LifeSciences Holdings Corp.(1)	121,240	9,672,527
STERIS PLC	124,993	8,593,269
West Pharmaceutical Services, Inc.	188,606	14,311,423

		49,051,869
Medical Equipment – 1.3%
DexCom, Inc.(1)	98,088	7,781,321

		7,781,321

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	13

SCHEDULE OF INVESTMENTS — RS SELECT GROWTH FUND

June 30, 2016 (unaudited)	Shares	Value
Metal Fabricating – 1.1%
Mueller Water Products, Inc., Class A	541,080	$6,179,134

		6,179,134
Office Supplies & Equipment – 0.7%
Knoll, Inc.	177,936	4,320,286

		4,320,286
Oil: Crude Producers – 0.9%
Diamondback Energy, Inc.(1)	58,526	5,338,157

		5,338,157
Pharmaceuticals – 2.2%
Cambrex Corp.(1)	11,000	569,030
Jazz Pharmaceuticals PLC(1)	86,007	12,153,649

		12,722,679
Railroad Equipment – 1.4%
Wabtec Corp.	117,537	8,254,624

		8,254,624
Real Estate Investment Trusts – 1.5%
CubeSmart	285,857	8,827,264

		8,827,264
Restaurants – 5.7%
Dave & Buster’s Entertainment, Inc.(1)	235,816	11,033,831
Domino’s Pizza, Inc.	45,367	5,960,316
Popeyes Louisiana Kitchen, Inc.(1)	163,417	8,929,105
Sonic Corp.	266,726	7,214,938

		33,138,190
Scientific Instruments: Electrical – 1.5%
Littelfuse, Inc.	74,451	8,799,364

		8,799,364
Securities Brokerage & Services – 0.8%
MarketAxess Holdings, Inc.	34,053	4,951,306

		4,951,306
Semiconductors & Components – 3.6%
Cavium, Inc.(1)	84,070	3,245,102
Monolithic Power Systems, Inc.	262,115	17,907,697

		21,152,799
Shipping – 2.7%
Huntington Ingalls Industries, Inc.	44,848	7,535,810
Kirby Corp.(1)	128,823	8,037,267

		15,573,077
Specialty Retail – 1.3%
Ulta Salon, Cosmetics & Fragrance, Inc.(1)	31,300	7,625,932

		7,625,932

14	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS SELECT GROWTH FUND

June 30, 2016 (unaudited)	Shares	Value
Textiles, Apparel & Shoes – 4.4%
Carter’s, Inc.	107,520	$11,447,654
G-III Apparel Group Ltd.(1)	126,091	5,764,881
Lululemon Athletica, Inc.(1)	118,128	8,724,934

		25,937,469
Toys – 2.0%
Hasbro, Inc.	138,081	11,597,423

		11,597,423
Total Common Stocks (Cost $460,932,650)		576,793,835
Total Investments - 98.5% (Cost $460,932,650)		576,793,835
Other Assets, Net - 1.5%		8,865,276
Total Net Assets - 100.0%		$585,659,111

(1)	Non-income-producing security.

The following is a summary of the inputs used as of June 30, 2016, in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 1a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total

Common Stocks	$576,793,835	$—	$—	$576,793,835

Total	$576,793,835	$—	$—	$576,793,835

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	15

SCHEDULE OF INVESTMENTS — RS MID CAP GROWTH FUND

June 30, 2016 (unaudited)	Shares	Value
Common Stocks – 98.2%
Asset Management & Custodian – 1.6%
SEI Investments Co.	133,940	$6,443,853

		6,443,853
Auto Parts – 1.2%
Delphi Automotive PLC	74,830	4,684,358

		4,684,358
Back Office Support, HR and Consulting – 4.1%
Genpact Ltd.(1)	233,140	6,257,478
Ritchie Bros. Auctioneers, Inc.	300,050	10,135,689

		16,393,167
Banks: Diversified – 0.6%
Western Alliance Bancorp(1)	75,910	2,478,462

		2,478,462
Biotechnology – 2.5%
Bluebird Bio, Inc.(1)	43,630	1,888,743
Juno Therapeutics, Inc.(1)	59,270	2,278,339
Kite Pharma, Inc.(1)	38,120	1,906,000
Ligand Pharmaceuticals, Inc.(1)	32,080	3,826,181

		9,899,263
Chemicals: Diversified – 1.7%
Ingevity Corp.(1)	197,958	6,738,490

		6,738,490
Computer Services, Software & Systems – 6.3%
Akamai Technologies, Inc.(1)	74,920	4,190,276
Black Knight Financial Services, Inc., Class A(1)	246,440	9,266,144
GoDaddy, Inc., Class A(1)	203,690	6,353,091
The Ultimate Software Group, Inc.(1)	25,570	5,377,115

		25,186,626
Containers & Packaging – 1.4%
WestRock Co.	147,290	5,725,162

		5,725,162
Diversified Materials & Processing – 1.9%
Hexcel Corp.	180,160	7,501,862

		7,501,862
Diversified Retail – 2.7%
Dollar Tree, Inc.(1)	114,770	10,815,925

		10,815,925
Drug & Grocery Store Chains – 1.1%
Whole Foods Market, Inc.	141,040	4,516,101

		4,516,101

16	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS MID CAP GROWTH FUND

June 30, 2016 (unaudited)	Shares	Value
Electronic Entertainment – 4.1%
Activision Blizzard, Inc.	178,280	$7,065,236
Electronic Arts, Inc.(1)	120,180	9,104,837

		16,170,073
Entertainment – 1.3%
IMAX Corp.(1)	175,350	5,169,318

		5,169,318
Financial Data & Systems – 6.9%
Euronet Worldwide, Inc.(1)	156,080	10,799,175
Global Payments, Inc.	69,380	4,952,345
TransUnion(1)	96,480	3,226,291
Vantiv, Inc., Class A(1)	148,560	8,408,496

		27,386,307
Foods – 6.8%
Pinnacle Foods, Inc.	337,540	15,624,727
The JM Smucker Co.	74,234	11,314,004

		26,938,731
Health Care Facilities – 1.5%
Universal Health Services, Inc., Class B	44,730	5,998,293

		5,998,293
Household Equipment & Products – 3.0%
Newell Brands, Inc.	243,940	11,848,166

		11,848,166
Household Furnishings – 1.5%
Fortune Brands Home & Security, Inc.	105,200	6,098,444

		6,098,444
Insurance: Property - Casualty – 2.0%
The Progressive Corp.	233,880	7,834,980

		7,834,980
Leisure Time – 2.2%
Six Flags Entertainment Corp.	148,550	8,608,472

		8,608,472
Machinery: Industrial – 1.0%
The Middleby Corp.(1)	33,350	3,843,588

		3,843,588
Medical & Dental Instruments & Supplies – 5.7%
Align Technology, Inc.(1)	88,020	7,090,011
Edwards Lifesciences Corp.(1)	61,000	6,083,530
STERIS PLC	67,930	4,670,188
West Pharmaceutical Services, Inc.	64,990	4,931,441

		22,775,170

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	17

SCHEDULE OF INVESTMENTS — RS MID CAP GROWTH FUND

June 30, 2016 (unaudited)	Shares	Value
Medical Equipment – 2.3%
DexCom, Inc.(1)	56,670	$4,495,631
Intuitive Surgical, Inc.(1)	6,850	4,530,659

		9,026,290
Metals & Minerals: Diversified – 0.4%
U.S. Silica Holdings, Inc.	47,850	1,649,390

		1,649,390
Oil: Crude Producers – 1.2%
Concho Resources, Inc.(1)	18,045	2,152,227
Diamondback Energy, Inc.(1)	26,730	2,438,043

		4,590,270
Pharmaceuticals – 2.2%
Jazz Pharmaceuticals PLC(1)	61,080	8,631,215

		8,631,215
Power Transmission Equipment – 1.0%
BWX Technologies, Inc.	117,050	4,186,878

		4,186,878
Production Technology Equipment – 2.8%
Lam Research Corp.	131,390	11,044,643

		11,044,643
Railroad Equipment – 1.4%
Wabtec Corp.	80,260	5,636,660

		5,636,660
Real Estate Investment Trusts – 4.9%
Equinix, Inc.	28,536	11,064,263
Extra Space Storage, Inc.	90,790	8,401,707

		19,465,970
Restaurants – 1.2%
Domino’s Pizza, Inc.	37,880	4,976,674

		4,976,674
Scientific Instruments: Electrical – 1.6%
AMETEK, Inc.	137,590	6,360,786

		6,360,786
Securities Brokerage & Services – 1.6%
Intercontinental Exchange, Inc.	24,995	6,397,720

		6,397,720
Semiconductors & Components – 2.7%
Broadcom Ltd.	68,300	10,613,820

		10,613,820

18	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS MID CAP GROWTH FUND

June 30, 2016 (unaudited)	Shares	Value
Shipping – 1.3%
Kirby Corp.(1)	85,280	$5,320,619

		5,320,619
Specialty Retail – 6.1%
Burlington Stores, Inc.(1)	109,830	7,326,759
Tractor Supply Co.	100,820	9,192,767
Ulta Salon, Cosmetics & Fragrance, Inc.(1)	31,890	7,769,680

		24,289,206
Textiles, Apparel & Shoes – 4.0%
Carter’s, Inc.	59,772	6,363,925
Coach, Inc.	132,970	5,417,198
Lululemon Athletica, Inc.(1)	57,150	4,221,099

		16,002,222
Toys – 2.4%
Hasbro, Inc.	112,410	9,441,316

		9,441,316
Total Common Stocks (Cost $367,078,929)		390,688,490

	Principal Amount	Value
Repurchase Agreements – 2.8%

Fixed Income Clearing Corp. Repurchase Agreement, 0.03%, dated 6/30/2016, maturity value of $11,348,009, due 7/1/2016(2)	$11,348,000	11,348,000
Total Repurchase Agreements (Cost $11,348,000)		11,348,000
Total Investments - 101.0% (Cost $378,426,929)		402,036,490
Other Liabilities, Net - (1.0)%		(4,098,641)
Total Net Assets - 100.0%		$397,937,849

(1)	Non-income-producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value

U.S. Treasury Note	2.50%	5/15/2024	$11,578,163

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	19

SCHEDULE OF INVESTMENTS — RS MID CAP GROWTH FUND

The following is a summary of the inputs used as of June 30, 2016, in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 1a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total

Common Stocks	$390,688,490	$—	$—	$390,688,490

Repurchase Agreements	—	11,348,000	—	11,348,000

Total	$390,688,490	$11,348,000	$—	$402,036,490

20	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — RS GROWTH FUND

June 30, 2016 (unaudited)	Shares	Value
Common Stocks – 96.3%
Air Transport – 3.0%
FedEx Corp.	37,420	$5,679,608
Southwest Airlines Co.	43,730	1,714,653

		7,394,261
Auto Parts – 1.1%
Delphi Automotive PLC	44,850	2,807,610

		2,807,610
Back Office Support, HR and Consulting – 1.3%
Genpact Ltd.(1)	120,890	3,244,688

		3,244,688
Beverage: Soft Drinks – 4.1%
PepsiCo, Inc.	96,160	10,187,190

		10,187,190
Biotechnology – 5.2%
Bluebird Bio, Inc.(1)	31,170	1,349,349
Celgene Corp.(1)	117,630	11,601,847

		12,951,196
Computer Services, Software & Systems – 10.1%
Alphabet, Inc., Class C(1)	11,511	7,966,763
Facebook, Inc., Class A(1)	106,380	12,157,106
Salesforce.com, Inc.(1)	61,250	4,863,863

		24,987,732
Computer Technology – 1.5%
Apple, Inc.	38,317	3,663,105

		3,663,105
Consumer Lending – 2.0%
FleetCor Technologies, Inc.(1)	35,070	5,019,569

		5,019,569
Containers & Packaging – 1.6%
WestRock Co.	100,050	3,888,944

		3,888,944
Cosmetics – 1.1%
The Estee Lauder Companies, Inc., Class A	30,150	2,744,253

		2,744,253
Diversified Manufacturing Operations – 3.3%
General Electric Co.	257,070	8,092,564

		8,092,564
Diversified Retail – 7.2%
Amazon.com, Inc.(1)	11,410	8,165,224
Costco Wholesale Corp.	24,120	3,787,805

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	21

SCHEDULE OF INVESTMENTS — RS GROWTH FUND

June 30, 2016 (unaudited)	Shares	Value
Diversified Retail (continued)
Dollar Tree, Inc.(1)	63,660	$5,999,318

		17,952,347
Drug & Grocery Store Chains – 1.6%
CVS Health Corp.	41,400	3,963,636

		3,963,636
Electronic Entertainment – 3.7%
Activision Blizzard, Inc.	97,550	3,865,907
Electronic Arts, Inc.(1)	70,300	5,325,928

		9,191,835
Entertainment – 1.5%
The Walt Disney Co.	37,960	3,713,247

		3,713,247
Financial Data & Systems – 3.8%
MSCI, Inc.	45,940	3,542,893
Visa, Inc., Class A	79,382	5,887,763

		9,430,656
Foods – 5.4%
Pinnacle Foods, Inc.	135,860	6,288,959
The JM Smucker Co.	45,840	6,986,475

		13,275,434
Health Care Facilities – 1.3%
Universal Health Services, Inc., Class B	23,770	3,187,557

		3,187,557
Health Care Management Services – 1.9%
UnitedHealth Group, Inc.	33,450	4,723,140

		4,723,140
Household Equipment & Products – 2.7%
Newell Brands, Inc.	135,390	6,575,892

		6,575,892
Household Furnishings – 1.9%
Fortune Brands Home & Security, Inc.	81,060	4,699,048

		4,699,048
Insurance: Property - Casualty – 2.5%
The Progressive Corp.	182,270	6,106,045

		6,106,045
Leisure Time – 1.3%
The Priceline Group, Inc.(1)	2,640	3,295,802

		3,295,802

22	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS GROWTH FUND

June 30, 2016 (unaudited)	Shares	Value
Medical & Dental Instruments & Supplies – 1.2%
Edwards Lifesciences Corp.(1)	30,090	$3,000,876

		3,000,876
Medical Equipment – 1.0%
Intuitive Surgical, Inc.(1)	3,830	2,533,200

		2,533,200
Oil: Crude Producers – 0.8%
EOG Resources, Inc.	23,875	1,991,653

		1,991,653
Pharmaceuticals – 3.2%
Jazz Pharmaceuticals PLC(1)	56,440	7,975,536

		7,975,536
Production Technology Equipment – 3.2%
Lam Research Corp.	94,030	7,904,162

		7,904,162
Radio & TV Broadcasters – 1.6%
CBS Corp., Class B	70,690	3,848,364

		3,848,364
Railroad Equipment – 1.8%
Wabtec Corp.	62,110	4,361,985

		4,361,985
Real Estate Investment Trusts – 3.2%
Equinix, Inc.	20,344	7,887,979

		7,887,979
Restaurants – 3.1%
Starbucks Corp.	78,470	4,482,206
Yum! Brands, Inc.	38,200	3,167,544

		7,649,750
Semiconductors & Components – 3.7%
Broadcom Ltd.	59,150	9,191,910

		9,191,910
Specialty Retail – 4.4%
The Home Depot, Inc.	48,365	6,175,727
Ulta Salon, Cosmetics & Fragrance, Inc.(1)	19,640	4,785,090

		10,960,817
Total Common Stocks (Cost $198,865,514)		238,401,983

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	23

SCHEDULE OF INVESTMENTS — RS GROWTH FUND

June 30, 2016 (unaudited)	Principal Amount	Value
Repurchase Agreements – 4.6%

Fixed Income Clearing Corp. Repurchase Agreement, 0.03%, dated 6/30/2016, maturity value of $11,352,009, due 7/1/2016(2)	$11,352,000	$11,352,000
Total Repurchase Agreements (Cost $11,352,000)		11,352,000
Total Investments - 100.9% (Cost $210,217,514)		249,753,983
Other Liabilities, Net - (0.9)%		(2,294,523)
Total Net Assets - 100.0%		$247,459,460

(1)	Non-income-producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value

U.S. Treasury Note	2.50%	5/15/2024	$11,583,619

The following is a summary of the inputs used as of June 30, 2016, in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 1a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total

Common Stocks	$238,401,983	$—	$—	$238,401,983

Repurchase Agreements	—	11,352,000	—	11,352,000

Total	$238,401,983	$11,352,000	$—	$249,753,983

24	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — RS TECHNOLOGY FUND

June 30, 2016 (unaudited)	Shares	Value
Common Stocks – 98.2%
Biotechnology – 10.0%
Adaptimmune Therapeutics PLC, ADR(1)	62,980	$513,287
Aimmune Therapeutics, Inc.(1)	27,680	299,498
Amicus Therapeutics, Inc.(1)	113,290	618,563
Bluebird Bio, Inc.(1)	28,440	1,231,168
Blueprint Medicines Corp.(1)	29,370	594,742
Celgene Corp.(1)	14,220	1,402,519
Celyad S.A., ADR(1)	15,180	379,196
Ignyta, Inc.(1)	62,370	338,045
Immune Design Corp.(1)	44,120	360,019
Juno Therapeutics, Inc.(1)	27,780	1,067,863
Kite Pharma, Inc.(1)	18,990	949,500
Ligand Pharmaceuticals, Inc.(1)	8,510	1,014,988
Lion Biotechnologies, Inc.(1)	103,200	835,920
Loxo Oncology, Inc.(1)	21,710	503,238
NanoString Technologies, Inc.(1)	27,050	340,830
Neurocrine Biosciences, Inc.(1)	11,090	504,041
REGENXBIO, Inc.(1)	25,900	207,200
Sage Therapeutics, Inc.(1)	13,040	392,895
Spark Therapeutics, Inc.(1)	18,090	924,942
Ultragenyx Pharmaceutical, Inc.(1)	500	24,455
Vital Therapies, Inc.(1)	59,840	371,008

		12,873,917
Communications Technology – 4.4%
Lumentum Holdings, Inc.(1)	84,660	2,048,772
Oclaro, Inc.(1)	264,450	1,290,516
RingCentral, Inc., Class A(1)	121,050	2,387,106

		5,726,394
Computer Services, Software & Systems – 35.8%
Alibaba Group Holding Ltd., ADR(1)	29,050	2,310,346
Alphabet, Inc., Class C(1)	7,808	5,403,917
Atlassian Corp. PLC, Class A(1)	68,100	1,763,790
comScore, Inc.(1)	33,810	807,383
Cornerstone OnDemand, Inc.(1)	36,470	1,388,048
Facebook, Inc., Class A(1)	71,090	8,124,165
Fleetmatics Group PLC(1)	27,480	1,190,708
GoDaddy, Inc., Class A(1)	64,340	2,006,764
HubSpot, Inc.(1)	27,150	1,178,853
LogMeIn, Inc.(1)	49,344	3,129,890
Paycom Software, Inc.(1)	51,620	2,230,500
Proofpoint, Inc.(1)	40,109	2,530,477

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	25

SCHEDULE OF INVESTMENTS — RS TECHNOLOGY FUND

June 30, 2016 (unaudited)	Shares	Value
Computer Services, Software & Systems (continued)
Rackspace Hosting, Inc.(1)	48,260	$1,006,704
Salesforce.com, Inc.(1)	48,730	3,869,649
ServiceNow, Inc.(1)	16,270	1,080,328
Splunk, Inc.(1)	49,280	2,669,990
Symantec Corp.	87,440	1,796,018
The Ultimate Software Group, Inc.(1)	7,810	1,642,365
Twitter, Inc.(1)	38,780	655,770
Yahoo!, Inc.(1)	36,560	1,373,194

		46,158,859
Diversified Retail – 5.3%
Amazon.com, Inc.(1)	9,550	6,834,171

		6,834,171
Electronic Entertainment – 5.8%
Activision Blizzard, Inc.	72,250	2,863,267
Electronic Arts, Inc.(1)	39,910	3,023,582
Take-Two Interactive Software, Inc.(1)	41,230	1,563,442

		7,450,291
Financial Data & Systems – 1.9%
Euronet Worldwide, Inc.(1)	34,410	2,380,828

		2,380,828
Medical & Dental Instruments & Supplies – 0.7%
West Pharmaceutical Services, Inc.	11,310	858,203

		858,203
Medical Equipment – 0.8%
Illumina, Inc.(1)	7,540	1,058,465

		1,058,465
Pharmaceuticals – 3.8%
BioMarin Pharmaceutical, Inc.(1)	24,250	1,886,650
Gilead Sciences, Inc.	15,885	1,325,127
Jazz Pharmaceuticals PLC(1)	11,900	1,681,589

		4,893,366
Production Technology Equipment – 1.7%
Lam Research Corp.	26,400	2,219,184

		2,219,184
Radio & TV Broadcasters – 0.9%
Pandora Media, Inc.(1)	96,650	1,203,292

		1,203,292
Real Estate Investment Trusts – 1.8%
Equinix, Inc.	5,797	2,247,671

		2,247,671

26	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS TECHNOLOGY FUND

June 30, 2016 (unaudited)	Shares	Value
Semiconductors & Components – 21.3%
Broadcom Ltd.	20,190	$3,137,526
Cavium, Inc.(1)	35,446	1,368,216
Exar Corp.(1)	243,440	1,959,692
Himax Technologies, Inc., ADR	176,120	1,454,751
Inphi Corp.(1)	77,170	2,471,755
Intersil Corp., Class A	105,980	1,434,969
Lattice Semiconductor Corp.(1)	675,050	3,611,518
Marvell Technology Group Ltd.	215,080	2,049,712
Maxim Integrated Products, Inc.	35,200	1,256,288
Micron Technology, Inc.(1)	95,780	1,317,933
Monolithic Power Systems, Inc.	38,910	2,658,331
Tower Semiconductor Ltd.(1)	258,431	3,209,713
Xilinx, Inc.	33,560	1,548,123

		27,478,527
Utilities: Telecommunications – 4.0%
Boingo Wireless, Inc.(1)	476,440	4,249,845
Ooma, Inc.(1)	113,410	928,828

		5,178,673
Total Common Stocks (Cost $100,039,633)		126,561,841

	Principal Amount	Value
Repurchase Agreements – 1.8%

Fixed Income Clearing Corp. Repurchase Agreement, 0.03%, dated 6/30/2016, maturity value of $2,323,002, due 7/1/2016(2)	$2,323,000	2,323,000
Total Repurchase Agreements (Cost $2,323,000)		2,323,000
Total Investments - 100.0% (Cost $102,362,633)		128,884,841
Other Assets, Net - 0.0%		62,440
Total Net Assets - 100.0%		$128,947,281

(1)	Non-income-producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value

U.S. Treasury Note	2.125%	5/15/2025	$2,371,894

Legend:

ADR – American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	27

SCHEDULE OF INVESTMENTS — RS TECHNOLOGY FUND

The following is a summary of the inputs used as of June 30, 2016, in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 1a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total

Common Stocks	$126,561,841	$—	$—	$126,561,841

Repurchase Agreements	—	2,323,000	—	2,323,000

Total	$126,561,841	$2,323,000	$—	$128,884,841

28	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — RS SMALL CAP EQUITY FUND

June 30, 2016 (unaudited)	Shares	Value
Common Stocks – 98.9%
Aerospace – 1.5%
HEICO Corp., Class A	16,670	$894,346

		894,346
Air Transport – 1.2%
Spirit Airlines, Inc.(1)	15,967	716,439

		716,439
Back Office Support, HR and Consulting – 3.1%
Ritchie Bros. Auctioneers, Inc.	36,522	1,233,713
WNS Holdings Ltd., ADR(1)	20,688	558,576

		1,792,289
Banks: Diversified – 1.5%
PrivateBancorp, Inc.	7,814	344,050
Western Alliance Bancorp(1)	16,801	548,553

		892,603
Biotechnology – 10.1%
Aimmune Therapeutics, Inc.(1)	10,519	113,816
Amicus Therapeutics, Inc.(1)	68,124	371,957
Bluebird Bio, Inc.(1)	9,687	419,350
Blueprint Medicines Corp.(1)	15,438	312,620
Celyad S.A., ADR(1)	6,476	161,771
Five Prime Therapeutics, Inc.(1)	11,125	460,019
Ignyta, Inc.(1)	40,621	220,166
Immune Design Corp.(1)	24,352	198,712
Kite Pharma, Inc.(1)	8,166	408,300
Ligand Pharmaceuticals, Inc.(1)	8,507	1,014,630
Lion Biotechnologies, Inc.(1)	43,602	353,176
Loxo Oncology, Inc.(1)	29,416	681,863
REGENXBIO, Inc.(1)	11,209	89,672
Sage Therapeutics, Inc.(1)	11,821	356,167
Spark Therapeutics, Inc.(1)	8,665	443,041
Ultragenyx Pharmaceutical, Inc.(1)	317	15,504
Vital Therapies, Inc.(1)	43,597	270,301

		5,891,065
Building Materials – 0.9%
Headwaters, Inc.(1)	29,479	528,853

		528,853
Building: Roofing, Wallboard & Plumbing – 0.8%
Beacon Roofing Supply, Inc.(1)	10,440	474,707

		474,707

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	29

SCHEDULE OF INVESTMENTS — RS SMALL CAP EQUITY FUND

June 30, 2016 (unaudited)	Shares	Value
Casinos & Gambling – 0.8%
Penn National Gaming, Inc.(1)	34,682	$483,814

		483,814
Chemicals: Diversified – 2.5%
Chemtura Corp.(1)	27,363	721,836
Ingevity Corp.(1)	22,289	758,717

		1,480,553
Communications Technology – 3.4%
Lumentum Holdings, Inc.(1)	27,091	655,602
RingCentral, Inc., Class A(1)	67,149	1,324,178

		1,979,780
Computer Services, Software & Systems – 15.1%
Benefitfocus, Inc.(1)	23,805	907,447
Black Knight Financial Services, Inc., Class A(1)	24,189	909,506
Cornerstone OnDemand, Inc.(1)	6,692	254,698
Ellie Mae, Inc.(1)	4,132	378,698
InterXion Holding N.V.(1)	23,064	850,600
LogMeIn, Inc.(1)	32,880	2,085,578
Proofpoint, Inc.(1)	28,707	1,811,125
The Ultimate Software Group, Inc.(1)	7,667	1,612,293

		8,809,945
Consumer Lending – 0.8%
LendingTree, Inc.(1)	5,069	447,745

		447,745
Diversified Materials & Processing – 1.3%
Hexcel Corp.	18,234	759,264

		759,264
Diversified Retail – 1.3%
Ollie’s Bargain Outlet Holdings, Inc.(1)	29,854	743,066

		743,066
Drug & Grocery Store Chains – 0.9%
Casey’s General Stores, Inc.	3,979	523,278

		523,278
Education Services – 1.1%
Grand Canyon Education, Inc.(1)	16,041	640,357

		640,357
Electronic Entertainment – 1.9%
Take-Two Interactive Software, Inc.(1)	28,726	1,089,290

		1,089,290

30	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS SMALL CAP EQUITY FUND

June 30, 2016 (unaudited)	Shares	Value
Entertainment – 1.3%
IMAX Corp.(1)	25,841	$761,793

		761,793
Financial Data & Systems – 3.1%
Euronet Worldwide, Inc.(1)	16,992	1,175,677
Fair Isaac Corp.	520	58,765
WEX, Inc.(1)	6,290	557,734

		1,792,176
Foods – 3.5%
Pinnacle Foods, Inc.	35,840	1,659,033
Snyder’s-Lance, Inc.	11,940	404,647

		2,063,680
Glass – 1.1%
Apogee Enterprises, Inc.	14,330	664,196

		664,196
Health Care Management Services – 1.2%
WellCare Health Plans, Inc.(1)	6,641	712,446

		712,446
Health Care Services – 4.7%
Acadia Healthcare Co., Inc.(1)	13,343	739,202
Amedisys, Inc.(1)	16,624	839,180
HMS Holdings Corp.(1)	37,460	659,671
WebMD Health Corp.(1)	8,886	516,365

		2,754,418
Household Equipment & Products – 0.4%
Helen of Troy Ltd.(1)	2,290	235,504

		235,504
Insurance: Life – 0.5%
Primerica, Inc.	5,140	294,214

		294,214
Insurance: Property - Casualty – 0.8%
AmTrust Financial Services, Inc.	19,858	486,521

		486,521
Machinery: Industrial – 1.8%
John Bean Technologies Corp.	11,679	714,988
Manitowoc Foodservice, Inc.(1)	18,240	321,389

		1,036,377
Medical & Dental Instruments & Supplies – 4.0%
AtriCure, Inc.(1)	42,442	599,706
Integra LifeSciences Holdings Corp.(1)	8,230	656,589
West Pharmaceutical Services, Inc.	14,157	1,074,233

		2,330,528

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	31

SCHEDULE OF INVESTMENTS — RS SMALL CAP EQUITY FUND

June 30, 2016 (unaudited)	Shares	Value
Medical Equipment – 2.7%
NxStage Medical, Inc.(1)	44,469	$964,088
Zeltiq Aesthetics, Inc.(1)	21,838	596,832

		1,560,920
Metal Fabricating – 0.6%
Rexnord Corp.(1)	16,920	332,140

		332,140
Metals & Minerals: Diversified – 0.4%
U.S. Silica Holdings, Inc.	6,654	229,363

		229,363
Miscellaneous Consumer Staples – 0.8%
Energizer Holdings, Inc.	8,830	454,657

		454,657
Oil: Crude Producers – 1.0%
Carrizo Oil & Gas, Inc.(1)	5,958	213,594
Diamondback Energy, Inc.(1)	3,981	363,107

		576,701
Pharmaceuticals – 0.1%
Cambrex Corp.(1)	1,030	53,282

		53,282
Power Transmission Equipment – 0.7%
BWX Technologies, Inc.	11,420	408,493

		408,493
Real Estate Investment Trusts – 1.1%
Sovran Self Storage, Inc.	5,972	626,582

		626,582
Recreational Vehicles & Boats – 0.1%
Drew Industries, Inc.	840	71,266

		71,266
Restaurants – 3.0%
Popeyes Louisiana Kitchen, Inc.(1)	13,261	724,581
Sonic Corp.	19,273	521,335
Wingstop, Inc.(1)	18,722	510,174

		1,756,090
Scientific Instruments: Electrical – 1.4%
Littelfuse, Inc.	6,707	792,700

		792,700
Securities Brokerage & Services – 0.6%
MarketAxess Holdings, Inc.	2,380	346,052

		346,052

32	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS SMALL CAP EQUITY FUND

June 30, 2016 (unaudited)	Shares	Value
Semiconductors & Components – 5.8%
Cavium, Inc.(1)	8,692	$335,511
Monolithic Power Systems, Inc.	24,038	1,642,276
Tower Semiconductor Ltd.(1)	114,899	1,427,046

		3,404,833
Shipping – 0.9%
Kirby Corp.(1)	8,767	546,973

		546,973
Specialty Retail – 4.6%
Burlington Stores, Inc.(1)	16,582	1,106,185
Five Below, Inc.(1)	20,266	940,545
Lithia Motors, Inc., Class A	8,519	605,446

		2,652,176
Textile Products – 0.8%
Interface, Inc.	30,329	462,517

		462,517
Textiles, Apparel & Shoes – 3.0%
Carter’s, Inc.	5,267	560,777
G-III Apparel Group Ltd.(1)	12,133	554,721
Steven Madden Ltd.(1)	18,103	618,761

		1,734,259
Truckers – 0.7%
Knight Transportation, Inc.	14,844	394,554

		394,554
Total Common Stocks (Cost $53,056,892)		57,682,805

	Principal Amount	Value
Repurchase Agreements – 0.9%

Fixed Income Clearing Corp. Repurchase Agreement, 0.03%, dated 6/30/2016, maturity value of $543,000, due 7/1/2016(2)	$543,000	543,000
Total Repurchase Agreements (Cost $543,000)		543,000
Total Investments - 99.8% (Cost $53,599,892)		58,225,805
Other Assets, Net - 0.2%		105,746
Total Net Assets - 100.0%		$58,331,551

(1)	Non-income-producing security.

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	33

SCHEDULE OF INVESTMENTS — RS SMALL CAP EQUITY FUND

(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value

U.S. Treasury Note	2.50%	5/15/2024	$556,538

Legend:

ADR – American Depositary Receipt.

The following is a summary of the inputs used as of June 30, 2016, in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 1a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total

Common Stocks	$57,682,805	$—	$—	$57,682,805

Repurchase Agreements	—	543,000	—	543,000

Total	$57,682,805	$543,000	$—	$58,225,805

34	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank

www.rsinvestments.com	35

FINANCIAL INFORMATION

Statements of Assets and Liabilities As of June 30, 2016 (unaudited)	RS Small Cap Growth
Assets
Investments, at value	$1,839,615,246
Cash	636
Receivable for investments sold	54,056,750
Receivable for fund shares subscribed	4,141,303
Dividends/interest receivable	617,103
Prepaid expenses	73,507

Total Assets	1,898,504,545

Liabilities
Payable for investments purchased	55,110,493
Payable for fund shares redeemed	3,263,799
Payable to adviser	1,425,527
Accrued trustees’ fees	62,403
Payable to distributor	11,023
Payable for borrowings against line of credit	—
Accrued expenses/other liabilities	724,701

Total Liabilities	60,597,946

Total Net Assets	$1,837,906,599

Net Assets Consist of:
Paid-in capital	$1,938,041,299
Accumulated net investment loss	(8,135,501)
Accumulated net realized gain/(loss) from investments	(328,797,297)
Net unrealized appreciation on investments	236,798,098

Total Net Assets	$1,837,906,599

Investments, at Cost	$1,602,817,148

Pricing of Shares
Net Assets:
Class A	$484,630,334
Class C	14,703,452
Class K	4,834,021
Class Y	1,333,738,792
Shares of Beneficial Interest Outstanding with No Par Value:
Class A	8,410,416
Class C	281,498
Class K	88,790
Class Y	22,561,043
Net Asset Value Per Share:
Class A	$57.62
Class C	52.23
Class K	54.44
Class Y	59.12
Sales Charge Class A (Load)	4.75%
Maximum Offering Price Per Class A Share	$60.49

36	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

RS Select Growth	RS Mid Cap Growth	RS Growth	RS Technology	RS Small Cap Equity

$576,793,835	$402,036,490	$249,753,983	$128,884,841	$58,225,805
30,039	223	251	294	798
13,712,418	4,034,469	—	993,049	1,741,661
992,229	736,037	215,659	218,771	42,658
331,895	143,957	119,351	12,332	18,553
40,338	46,155	30,822	27,555	30,418

591,900,754	406,997,331	250,120,066	130,136,842	60,059,893

3,235,455	8,251,401	2,038,824	865,666	1,498,593
1,425,498	421,202	382,076	140,437	144,367
462,317	251,925	132,156	108,473	34,861
13,805	11,920	4,875	2,348	1,289
9,697	6,145	4,841	2,837	1,235
800,000	—	—	—	—
294,871	116,889	97,834	69,800	47,997

6,241,643	9,059,482	2,660,606	1,189,561	1,728,342

$585,659,111	$397,937,849	$247,459,460	$128,947,281	$58,331,551

$470,083,011	$418,134,020	$197,588,802	$95,775,608	$58,717,507
(2,054,962)	(367,080)	(36,893)	(1,044,931)	(287,320)
1,769,877	(43,438,652)	10,371,082	7,694,396	(4,724,549)
115,861,185	23,609,561	39,536,469	26,522,208	4,625,913

$585,659,111	$397,937,849	$247,459,460	$128,947,281	$58,331,551

$460,932,650	$378,426,929	$210,217,514	$102,362,633	$53,599,892

$197,807,207	$198,792,671	$197,374,951	$100,599,484	$52,767,850
72,162,839	26,246,898	10,568,018	9,809,892	434,465
1,379,708	1,743,811	1,086,334	1,206,609	2,958,168
314,309,357	171,154,469	38,430,157	17,331,296	2,171,068

4,549,977	9,614,801	11,446,371	5,966,952	4,171,118
1,815,114	1,389,699	684,438	664,602	63,705
34,686	89,278	66,384	78,199	270,571
7,069,700	8,068,503	2,178,858	985,387	169,406

$43.47	$20.68	$17.24	$16.86	$12.65
39.76	18.89	15.44	14.76	6.82
39.78	19.53	16.36	15.43	10.93
44.46	21.21	17.64	17.59	12.82
4.75%	4.75%	4.75%	4.75%	4.75%
$45.64	$21.71	$18.10	$17.70	$13.28

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	37

FINANCIAL INFORMATION

Statements of Operations For the Six-Month Period Ended June 30, 2016 (unaudited)	RS Small Cap Growth
Investment Income
Dividends	$4,223,902
Interest	4,825
Withholding taxes on foreign dividends	(88,011)

Total Investment Income	4,140,716

Expenses
Investment advisory fees	9,497,930
Transfer agent fees	1,885,059
Distribution fees	911,855
Shareholder reports	123,593
Professional fees	120,120
Custodian fees	106,402
Administrative service fees	98,383
Registration fees	91,567
Trustees’ fees	70,256
Insurance expense	18,646
Other expenses	26,396

Total Expenses	12,950,207

Less: Fee waiver by adviser	(673,990)

Total Expenses, Net	12,276,217

Net Investment Loss	(8,135,501)

Realized Gain/(Loss) and Change in Unrealized Appreciation/Depreciation on Investments
Net realized gain/(loss) from investments	(231,154,335)
Net realized loss from investments in affiliated issuers	(24,968,661)
Net change in unrealized appreciation/depreciation on investments	(2,226,421)
Net change in unrealized appreciation/depreciation on investments in affiliated issuers	9,053,096

Net Gain/(Loss) on Investments	(249,296,321)

Net Increase/(Decrease) in Net Assets Resulting from Operations	$(257,431,822)

38	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

RS Select Growth	RS Mid Cap Growth	RS Growth	RS Technology	RS Small Cap Equity

$2,040,113	$1,830,085	$1,270,244	$142,942	$127,245
1,084	1,464	716	319	122
(32,393)	(18,371)	—	—	(2,648)

2,008,804	1,813,178	1,270,960	143,261	124,719

2,997,082	1,608,867	891,393	647,763	226,338
441,512	200,801	121,900	87,100	29,271
621,776	365,523	295,803	173,224	80,076
34,854	20,843	14,413	10,497	3,527
54,300	33,494	28,584	22,800	17,281
29,813	21,921	20,532	19,758	30,483
31,185	18,024	11,985	7,323	4,130
34,643	37,261	30,551	30,764	29,096
24,646	11,739	8,938	5,293	2,510
11,028	2,742	3,483	2,493	1,123
13,241	5,113	4,542	3,367	2,375

4,294,080	2,326,328	1,432,124	1,010,382	426,210

(230,314)	(146,070)	(124,271)	—	(14,171)

4,063,766	2,180,258	1,307,853	1,010,382	412,039

(2,054,962)	(367,080)	(36,893)	(867,121)	(287,320)

(1,400,407)	(9,675,718)	9,632,327	7,210,384	(3,939,610)
—	—	—	—	—
(7,259,946)	18,055,342	(13,657,815)	(11,124,469)	(3,950,834)

—	—	—	—	—

(8,660,353)	8,379,624	(4,025,488)	(3,914,085)	(7,890,444)

$(10,715,315)	$8,012,544	$(4,062,381)	$(4,781,206)	$(8,177,764)

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	39

FINANCIAL INFORMATION

Statements of Changes in Net Assets Six-Months-Ended Numbers are unaudited	RS Small Cap Growth

	For the Six Months Ended 6/30/16	For the Year Ended 12/31/15

Operations
Net investment loss	$(8,135,501)	$(18,530,397)
Net realized gain/(loss) from investments	(256,122,996)	(55,605,212)
Net change in unrealized appreciation/depreciation on investments	6,826,675	(31,698,891)

Net Increase/(Decrease) in Net Assets Resulting from Operations	(257,431,822)	(105,834,500)

Distributions to Shareholders
Net investment income
Class Y	—	(2,628,652)
Net realized gain on investments
Class A	—	(10,115,055)
Class C	—	(305,358)
Class K	—	(72,153)
Class Y	—	(20,104,626)

Total Distributions	—	(33,225,844)

Capital Share Transactions
Proceeds from sales of shares	316,688,844	1,914,015,023
Reinvestment of distributions	—	31,852,759
Cost of shares redeemed	(591,700,390)	(574,500,377)

Net Increase/(Decrease) in Net Assets Resulting from Capital Share Transactions	(275,011,546)	1,371,367,405

Net Increase/(Decrease) in Net Assets	(532,443,368)	1,232,307,061

Net Assets
Beginning of period	2,370,349,967	1,138,042,906

End of period	$1,837,906,599	$2,370,349,967

Accumulated Net Investment Loss Included in Net Assets	$(8,135,501)	$—

Other Information:
Shares
Sold	5,495,780	26,601,689
Reinvested	—	479,053
Redeemed	(10,224,359)	(8,221,860)

Net Increase/(Decrease)	(4,728,579)	18,858,882

40	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

RS Select Growth		RS Mid Cap Growth		RS Growth

For the Six Months Ended 6/30/16	For the Year Ended 12/31/15	For the Six Months Ended 6/30/16	For the Year Ended 12/31/15	For the Six Months Ended 6/30/16	For the Year Ended 12/31/15

$(2,054,962)	$(6,380,015)	$(367,080)	$(943,509)	$(36,893)	$(479,749)
(1,400,407)	64,346,644	(9,675,718)	18,545,929	9,632,327	11,455,989

(7,259,946)	(59,031,669)	18,055,342	(18,837,344)	(13,657,815)	(1,076,077)

(10,715,315)	(1,065,040)	8,012,544	(1,234,924)	(4,062,381)	9,900,163

—	—	—	—	—	—

—	(21,057,160)	—	—	—	(13,504,801)
—	(7,826,302)	—	—	—	(807,437)
—	(170,675)	—	—	—	(68,588)
—	(34,696,731)	—	—	—	(2,461,474)

—	(63,750,868)	—	—	—	(16,842,300)

59,357,659	213,103,921	68,029,199	278,236,633	15,469,321	29,870,316
—	57,729,801	—	—	—	15,692,543
(188,527,617)	(326,832,040)	(76,702,730)	(71,203,284)	(18,807,794)	(46,574,116)

(129,169,958)	(55,998,318)	(8,673,531)	207,033,349	(3,338,473)	(1,011,257)

(139,885,273)	(120,814,226)	(660,987)	205,798,425	(7,400,854)	(7,953,394)

725,544,384	846,358,610	398,598,836	192,800,411	254,860,314	262,813,708

$585,659,111	$725,544,384	$397,937,849	$398,598,836	$247,459,460	$254,860,314

$(2,054,962)	$—	$(367,080)	$—	$(36,893)	$—

1,453,194	4,318,850	3,513,155	13,432,833	899,751	1,630,633
—	1,320,601	—	—	—	898,603
(4,628,179)	(6,667,683)	(3,915,245)	(3,418,523)	(1,125,179)	(2,553,564)

(3,174,985)	(1,028,232)	(402,090)	10,014,310	(225,428)	(24,328)

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	41

FINANCIAL INFORMATION

Statements of Changes in Net Assets (continued) Six-Months-Ended Numbers are unaudited	RS Technology

	For the Six Months Ended 6/30/16	For the Year Ended 12/31/15

Operations
Net investment loss	$(867,121)	$(1,690,317)
Net realized gain/(loss) from investments	7,210,384	14,446,757
Net change in unrealized appreciation/depreciation on investments	(11,124,469)	(3,551,675)

Net Increase/(Decrease) in Net Assets Resulting from Operations	(4,781,206)	9,204,765

Distributions to Shareholders
Net realized gain on investments
Class A	—	(10,696,045)
Class C	—	(1,221,128)
Class K	—	(141,815)
Class Y	—	(2,619,573)

Total Distributions	—	(14,678,561)

Capital Share Transactions
Proceeds from sales of shares	9,028,320	27,053,159
Reinvestment of distributions	—	13,377,256
Cost of shares redeemed	(24,356,803)	(82,914,005)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(15,328,483)	(42,483,590)

Net Decrease in Net Assets	(20,109,689)	(47,957,386)

Net Assets
Beginning of period	149,056,970	197,014,356

End of period	$128,947,281	$149,056,970

Accumulated Net Investment Loss Included in Net Assets	$(1,044,931)	$(177,810)

Other Information:
Shares
Sold	583,645	1,463,384
Reinvested	—	775,391
Redeemed	(1,511,799)	(4,474,892)

Net Decrease	(928,154)	(2,236,117)

42	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

RS Small Cap Equity

For the Six Months Ended 6/30/16	For the Year Ended 12/31/15

$(287,320)	$(814,689)
(3,939,610)	19,141,470

(3,950,834)	(19,038,575)

(8,177,764)	(711,794)

—	(19,079,990)
—	(299,505)
—	(1,184,976)
—	(1,155,888)

—	(21,720,359)

1,413,286	16,708,572
—	21,251,291
(7,698,705)	(65,163,099)

(6,285,419)	(27,203,236)

(14,463,183)	(49,635,389)

72,794,734	122,430,123

$58,331,551	$72,794,734

$(287,320)	$—

115,014	801,374
—	1,502,563
(627,618)	(3,305,349)

(512,604)	(1,001,412)

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	43

FINANCIAL INFORMATION

The Financial Highlights table is intended to help you understand each Fund’s financial performance for the past six reporting periods. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of distributions).

Financial Highlights Six-Months-Ended Numbers are unaudited
	Net Asset Value, Beginning of Period	Net Investment Loss[2]	Net Realized and Unrealized Gain/(Loss)	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains	Total Distributions
RS Small Cap Growth Fund
Class A
Six Months Ended 6/30/16[1]	$64.73	$(0.28)	$(6.83)	$(7.11)	$—	$—	$—
Year Ended 12/31/15	65.53	(0.74)	0.80	0.06	—	(0.86)	(0.86)
Year Ended 12/31/14	63.68	(0.71)	6.64	5.93	(0.57)	(3.51)	(4.08)
Year Ended 12/31/13	46.71	(0.64)	23.37	22.73	(0.86)	(4.90)	(5.76)
Year Ended 12/31/12	40.70	(0.43)	6.44	6.01	—	—	—
Year Ended 12/31/11	41.67	(0.48)	(0.53)	(1.01)	—	—	—

Class C
Six Months Ended 6/30/16[1]	$58.90	$(0.45)	$(6.22)	$(6.67)	$—	$—	$—
Year Ended 12/31/15	60.15	(1.15)	0.76	(0.39)	—	(0.86)	(0.86)
Year Ended 12/31/14	58.84	(1.09)	6.08	4.99	(0.17)	(3.51)	(3.68)
Year Ended 12/31/13	43.78	(1.09)	21.79	20.70	(0.74)	(4.90)	(5.64)
Year Ended 12/31/12	38.38	(0.66)	6.06	5.40	—	—	—
Year Ended 12/31/11	39.97	(1.12)	(0.51)	(1.63)	—	—	—

Class K
Six Months Ended 6/30/16[1]	$61.27	$(0.36)	$(6.47)	$(6.83)	$—	$—	$—
Year Ended 12/31/15	62.28	(0.93)	0.78	(0.15)	—	(0.86)	(0.86)
Year Ended 12/31/14	60.77	(0.94)	6.29	5.35	(0.33)	(3.51)	(3.84)
Year Ended 12/31/13	44.85	(0.90)	22.38	21.48	(0.66)	(4.90)	(5.56)
Year Ended 12/31/12	39.29	(0.64)	6.20	5.56	—	—	—
Year Ended 12/31/11	40.47	(0.71)	(0.51)	(1.22)	—	—	—

Class Y
Six Months Ended 6/30/16[1]	$66.32	$(0.21)	$(6.99)	$(7.20)	$—	$—	$—
Year Ended 12/31/15	67.04	(0.56)	0.81	0.25	(0.11)	(0.86)	(0.97)
Year Ended 12/31/14	65.06	(0.54)	6.79	6.25	(0.76)	(3.51)	(4.27)
Year Ended 12/31/13	47.65	(0.52)	23.90	23.38	(1.07)	(4.90)	(5.97)
Year Ended 12/31/12	41.38	(0.24)	6.51	6.27	—	—	—
Year Ended 12/31/11	42.24	(0.35)	(0.55)	(0.90)	—	—	—

See notes to Financial Highlights on pages 54-55.

44	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

Increase from Regulatory Settlements	Net Asset Value, End of Period	Total Return[3]		Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[4]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Loss to Average Net Assets[4]	Gross Ratio of Net Investment Loss to Average Net Assets	Portfolio Turnover Rate

$—	$57.62	(10.98)%		$484,630	1.40%	1.44%	(0.98)%	(1.02)%	52%
—	64.73	0.08%		767,304	1.40%	1.41%	(1.07)%	(1.08)%	94%
—	65.53	9.36%		618,656	1.38%	1.42%	(1.12)%	(1.16)%	104%
—	63.68	49.22%		499,282	1.35%	1.41%	(1.12)%	(1.18)%	115%	[6]
—	46.71	14.77%		523,193	1.35%	1.48%	(0.94)%	(1.07)%	106%
0.04	40.70	(2.33)%	[5]	452,050	1.35%	1.45%	(1.11)%	(1.21)%	105%

$—	$52.23	(11.32)%		$14,704	2.16%	2.21%	(1.75)%	(1.80)%	52%
—	58.90	(0.67)%		20,878	2.16%	2.18%	(1.81)%	(1.83)%	94%
—	60.15	8.52%		11,792	2.15%	2.29%	(1.88)%	(2.02)%	104%
—	58.84	47.86%		6,608	2.27%	2.32%	(1.98)%	(2.03)%	115%	[6]
—	43.78	14.07%		1,881	1.97%	2.10%	(1.56)%	(1.69)%	106%
0.04	38.38	(3.98)%	[5]	1,328	2.97%	3.07%	(2.73)%	(2.83)%	105%

$—	$54.44	(11.15)%		$4,834	1.75%	1.75%	(1.34)%	(1.34)%	52%
—	61.27	(0.26)%		5,241	1.75%	1.75%	(1.41)%	(1.41)%	94%
—	62.28	8.86%		2,621	1.84%	1.88%	(1.58)%	(1.62)%	104%
—	60.77	48.45%		1,782	1.87%	1.92%	(1.62)%	(1.67)%	115%	[6]
—	44.85	14.15%		1,056	1.88%	2.01%	(1.46)%	(1.59)%	106%
0.04	39.29	(2.92)%	[5]	969	1.94%	2.04%	(1.70)%	(1.80)%	105%

$—	$59.12	(10.86)%		$1,333,739	1.13%	1.21%	(0.72)%	(0.80)%	52%
—	66.32	0.36%		1,576,927	1.13%	1.18%	(0.79)%	(0.84)%	94%
—	67.04	9.65%		504,974	1.11%	1.13%	(0.84)%	(0.86)%	104%
—	65.06	49.63%		285,659	1.11%	1.17%	(0.85)%	(0.91)%	115%	[6]
—	47.65	15.15%		92,121	1.01%	1.14%	(0.52)%	(0.65)%	106%
0.04	41.38	(2.04)%	[5]	51,200	1.05%	1.15%	(0.81)%	(0.91)%	105%

See notes to Financial Highlights on pages 54-55.

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	45

FINANCIAL INFORMATION

Financial Highlights (continued) Six-Months-Ended Numbers are unaudited
	Net Asset Value, Beginning of Period	Net Investment Loss[2]	Net Realized and Unrealized Gain	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains	Total Distributions
RS Select Growth Fund
Class A
Six Months Ended 6/30/16[1]	$43.54	$(0.15)	$0.08	$(0.07)	$—	$—	$—
Year Ended 12/31/15	47.80	(0.41)	0.24	(0.17)	—	(4.09)	(4.09)
Year Ended 12/31/14	49.57	(0.52)	1.08	0.56	—	(2.33)	(2.33)
Year Ended 12/31/13	36.52	(0.50)	14.27	13.77	—	(0.72)	(0.72)
Year Ended 12/31/12	30.79	(0.25)	5.98	5.73	—	—	—
Year Ended 12/31/11	29.24	(0.33)	1.84	1.51	—	—	—

Class C
Six Months Ended 6/30/16[1]	$39.97	$(0.28)	$0.07	$(0.21)	$—	$—	$—
Year Ended 12/31/15	44.57	(0.74)	0.23	(0.51)	—	(4.09)	(4.09)
Year Ended 12/31/14	46.73	(0.83)	1.00	0.17	—	(2.33)	(2.33)
Year Ended 12/31/13	34.74	(0.82)	13.53	12.71	—	(0.72)	(0.72)
Year Ended 12/31/12	29.51	(0.47)	5.70	5.23	—	—	—
Year Ended 12/31/11	28.32	(0.58)	1.73	1.15	—	—	—

Class K
Six Months Ended 6/30/16[1]	$39.93	$(0.23)	$0.08	$(0.15)	$—	$—	$—
Year Ended 12/31/15	44.40	(0.59)	0.21	(0.38)	—	(4.09)	(4.09)
Year Ended 12/31/14	46.38	(0.71)	1.06	0.35	—	(2.33)	(2.33)
Year Ended 12/31/13	34.43	(0.71)	13.38	12.67	—	(0.72)	(0.72)
Year Ended 12/31/12	29.30	(0.57)	5.70	5.13	—	—	—
Year Ended 12/31/11	28.02	(0.51)	1.75	1.24	—	—	—

Class Y
Six Months Ended 6/30/16[1]	$44.47	$(0.10)	$0.09	$(0.01)	$—	$—	$—
Year Ended 12/31/15	48.61	(0.29)	0.24	(0.05)	—	(4.09)	(4.09)
Year Ended 12/31/14	50.24	(0.39)	1.09	0.70	—	(2.33)	(2.33)
Year Ended 12/31/13	36.90	(0.39)	14.45	14.06	—	(0.72)	(0.72)
Year Ended 12/31/12	31.02	(0.13)	6.01	5.88	—	—	—
Year Ended 12/31/11	29.37	(0.22)	1.83	1.61	—	—	—

See notes to Financial Highlights on pages 54-55.

46	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

Increase from Regulatory Settlements	Net Asset Value, End of Period	Total Return[3]		Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[4]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Loss to Average Net Assets[4]	Gross Ratio of Net Investment Loss to Average Net Assets	Portfolio Turnover Rate

$—	$43.47	(0.16)%		$197,807	1.40%	1.48%	(0.73)%	(0.81)%	38%
—	43.54	(0.38)%		237,899	1.40%	1.44%	(0.84)%	(0.88)%	88%
—	47.80	1.16%		284,499	1.38%	1.43%	(1.08)%	(1.13)%	96%
—	49.57	37.79%		438,084	1.35%	1.45%	(1.14)%	(1.24)%	105%	[6]
—	36.52	18.61%		192,954	1.35%	1.55%	(0.72)%	(0.92)%	112%
0.04	30.79	5.30%	[5]	90,223	1.35%	1.61%	(1.07)%	(1.33)%	104%

$—	$39.76	(0.53)%		$72,163	2.18%	2.24%	(1.51)%	(1.57)%	38%
—	39.97	(1.17)%		82,838	2.18%	2.20%	(1.62)%	(1.64)%	88%
—	44.57	0.39%		86,025	2.16%	2.25%	(1.85)%	(1.94)%	96%
—	46.73	36.67%		88,208	2.16%	2.26%	(1.94)%	(2.04)%	105%	[6]
—	34.74	17.72%		21,322	2.15%	2.35%	(1.43)%	(1.63)%	112%
0.04	29.51	4.20%	[5]	2,253	2.26%	2.52%	(1.94)%	(2.20)%	104%

$—	$39.78	(0.38)%		$1,380	1.87%	1.87%	(1.21)%	(1.21)%	38%
—	39.93	(0.88)%		1,843	1.90%	1.90%	(1.30)%	(1.30)%	88%
—	44.40	0.78%		1,239	1.89%	1.97%	(1.57)%	(1.65)%	96%
—	46.38	36.89%		1,052	1.92%	2.02%	(1.71)%	(1.81)%	105%	[6]
—	34.43	17.51%		302	2.31%	2.51%	(1.75)%	(1.95)%	112%
0.04	29.30	4.57%	[5]	170	1.99%	2.25%	(1.72)%	(1.98)%	104%

$—	$44.46	(0.02)%		$314,309	1.14%	1.22%	(0.47)%	(0.55)%	38%
—	44.47	(0.12)%		402,965	1.14%	1.18%	(0.58)%	(0.62)%	88%
—	48.61	1.42%		474,596	1.12%	1.18%	(0.81)%	(0.87)%	96%
—	50.24	38.19%		462,256	1.09%	1.19%	(0.87)%	(0.97)%	105%	[6]
—	36.90	18.96%		96,440	1.07%	1.27%	(0.37)%	(0.57)%	112%
0.04	31.02	5.62%	[5]	17,504	1.04%	1.30%	(0.72)%	(0.98)%	104%
See notes to Financial Highlights on pages 54-55.

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	47

FINANCIAL INFORMATION

Financial Highlights (continued) Six-Months-Ended Numbers are unaudited
	Net Asset Value, Beginning of Period	Net Investment Loss[2]	Net Realized and Unrealized Gain	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains
RS Mid Cap Growth Fund
Class A
Six Months Ended 6/30/16[1]	$20.29	$(0.02)	$0.41	$0.39	$—	$—
Year Ended 12/31/15	20.14	(0.08)	0.23	0.15	—	—
Year Ended 12/31/14	18.83	(0.15)	1.46	1.31	—	—
Year Ended 12/31/13	13.07	(0.12)	5.88	5.76	—	—
Year Ended 12/31/12	11.38	(0.08)	1.77	1.69	—	—
Year Ended 12/31/11	11.26	(0.09)	0.21	0.12	—	—

Class C
Six Months Ended 6/30/16[1]	$18.61	$(0.10)	$0.38	$0.28	$—	$—
Year Ended 12/31/15	18.64	(0.25)	0.22	(0.03)	—	—
Year Ended 12/31/14	17.56	(0.28)	1.36	1.08	—	—
Year Ended 12/31/13	12.30	(0.24)	5.50	5.26	—	—
Year Ended 12/31/12	10.81	(0.18)	1.67	1.49	—	—
Year Ended 12/31/11	10.79	(0.19)	0.21	0.02	—	—

Class K
Six Months Ended 6/30/16[1]	$19.22	$(0.07)	$0.38	$0.31	$—	$—
Year Ended 12/31/15	19.18	(0.18)	0.22	0.04	—	—
Year Ended 12/31/14	18.01	(0.24)	1.41	1.17	—	—
Year Ended 12/31/13	12.56	(0.19)	5.64	5.45	—	—
Year Ended 12/31/12	11.00	(0.15)	1.71	1.56	—	—
Year Ended 12/31/11	10.94	(0.15)	0.21	0.06	—	—

Class Y
Six Months Ended 6/30/16[1]	$20.79	$— [7]	$0.42	$0.42	$—	$—
Year Ended 12/31/15	20.58	(0.03)	0.24	0.21	—	—
Year Ended 12/31/14	19.19	(0.10)	1.49	1.39	—	—
Year Ended 12/31/13	13.29	(0.09)	5.99	5.90	—	—
Year Ended 12/31/12	11.54	(0.02)	1.77	1.75	—	—
Year Ended 12/31/11	11.39	(0.07)	0.22	0.15	—	—

See notes to Financial Highlights on pages 54-55.

48	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

Total Distributions	Net Asset Value, End of Period	Total Return[3]	Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[4]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income/(Loss) to Average Net Assets[4]	Gross Ratio of Net Investment Loss to Average Net Assets	Portfolio Turnover Rate

$—	$20.68	1.92%	$198,793	1.20%	1.27%	(0.24)%	(0.31)%	66%
—	20.29	0.74%	196,437	1.23%	1.31%	(0.39)%	(0.47)%	120%
—	20.14	6.96%	104,407	1.29%	1.38%	(0.81)%	(0.90)%	154%
—	18.83	44.07%	78,612	1.28%	1.45%	(0.78)%	(0.95)%	119%
—	13.07	14.85%	55,023	1.34%	1.51%	(0.60)%	(0.77)%	110%
—	11.38	1.07%	50,540	1.48%	1.48%	(0.81)%	(0.81)%	85%

$—	$18.89	1.50%	$26,247	2.07%	2.07%	(1.12)%	(1.12)%	66%
—	18.61	(0.16)%	26,793	2.11%	2.11%	(1.30)%	(1.30)%	120%
—	18.64	6.15%	13,040	2.10%	2.22%	(1.61)%	(1.73)%	154%
—	17.56	42.76%	4,851	2.14%	2.31%	(1.63)%	(1.80)%	119%
—	12.30	13.78%	2,071	2.30%	2.47%	(1.52)%	(1.69)%	110%
—	10.81	0.19%	1,178	2.41%	2.41%	(1.73)%	(1.73)%	85%

$—	$19.53	1.61%	$1,744	1.74%	1.74%	(0.78)%	(0.78)%	66%
—	19.22	0.21%	1,740	1.74%	1.74%	(0.93)%	(0.93)%	120%
—	19.18	6.50%	1,681	1.79%	1.85%	(1.31)%	(1.37)%	154%
—	18.01	43.39%	1,451	1.77%	1.94%	(1.27)%	(1.44)%	119%
—	12.56	14.18%	797	1.92%	2.09%	(1.18)%	(1.35)%	110%
—	11.00	0.55%	804	2.00%	2.00%	(1.31)%	(1.31)%	85%

$—	$21.21	2.02%	$171,154	0.95%	1.05%	0.01%	(0.09)%	66%
—	20.79	1.02%	173,629	0.97%	1.08%	(0.15)%	(0.26)%	120%
—	20.58	7.24%	73,672	1.04%	1.11%	(0.53)%	(0.60)%	154%
—	19.19	44.39%	18,814	1.05%	1.23%	(0.55)%	(0.73)%	119%
—	13.29	15.16%	8,241	1.07%	1.24%	(0.13)%	(0.30)%	110%
—	11.54	1.32%	2,685	1.24%	1.24%	(0.55)%	(0.55)%	85%

See notes to Financial Highlights on pages 54-55.

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	49

FINANCIAL INFORMATION

Financial Highlights (continued) Six-Months-Ended Numbers are unaudited
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains	Total Distributions
RS Growth Fund
Class A
Six Months Ended 6/30/16[1]	$17.49	$— [2,7]	$(0.25)	$(0.25)	$—	$—	$—
Year Ended 12/31/15	18.01	(0.03)[2]	0.74	0.71	—	(1.23)	(1.23)
Year Ended 12/31/14	19.33	(0.07)	2.02	1.95	—	(3.27)	(3.27)
Year Ended 12/31/13	13.46	(0.07)	5.94	5.87	—	—	—
Year Ended 12/31/12	11.77	— [7]	1.69	1.69	—	—	—
Year Ended 12/31/11	11.85	(0.05)	(0.04)	(0.09)	—	—	—

Class C
Six Months Ended 6/30/16[1]	$15.73	$(0.06)[2]	$(0.23)	$(0.29)	$—	$—	$—
Year Ended 12/31/15	16.45	(0.17)[2]	0.68	0.51	—	(1.23)	(1.23)
Year Ended 12/31/14	18.06	(0.15)	1.81	1.66	—	(3.27)	(3.27)
Year Ended 12/31/13	12.70	0.20	5.16	5.36	—	—	—
Year Ended 12/31/12	11.20	(0.02)	1.52	1.50	—	—	—
Year Ended 12/31/11	11.44	(0.15)	(0.10)	(0.25)	—	—	—

Class K
Six Months Ended 6/30/16[1]	$16.65	$(0.05)[2]	$(0.24)	$(0.29)	$—	$—	$—
Year Ended 12/31/15	17.31	(0.14)[2]	0.71	0.57	—	(1.23)	(1.23)
Year Ended 12/31/14	18.80	(0.17)	1.95	1.78	—	(3.27)	(3.27)
Year Ended 12/31/13	13.18	(0.10)	5.72	5.62	—	—	—
Year Ended 12/31/12	11.59	(0.16)	1.75	1.59	—	—	—
Year Ended 12/31/11	11.73	(0.21)	0.06	(0.15)	—	—	—

Class Y
Six Months Ended 6/30/16[1]	$17.87	$0.02 [2]	$(0.25)	$(0.23)	$—	$—	$—
Year Ended 12/31/15	18.33	0.02 [2]	0.75	0.77	—	(1.23)	(1.23)
Year Ended 12/31/14	19.56	(0.04)	2.08	2.04	—	(3.27)	(3.27)
Year Ended 12/31/13	13.60	(0.09)	6.05	5.96	—	—	—
Year Ended 12/31/12	11.85	(0.05)	1.80	1.75	—	—	—
Year Ended 12/31/11	11.91	(0.02)	(0.05)	(0.07)	—	—	—

See notes to Financial Highlights on pages 54-55.

50	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

Increase from Regulatory Settlements	Net Asset Value, End of Period	Total Return[3]		Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[4]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income/ (Loss) to Average Net Assets[4]	Gross Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$—	$17.24	(1.43)%		$197,375	1.10%	1.20%	(0.03)%	(0.13)%	59%
—	17.49	3.94%		204,027	1.10%	1.19%	(0.18)%	(0.27)%	105%
—	18.01	9.98%		210,508	1.14%	1.21%	(0.39)%	(0.46)%	136%
—	19.33	43.61%		208,309	1.26%	1.26%	(0.49)%	(0.49)%	101%
—	13.46	14.36%		95,563	1.37%	1.37%	(0.01)%	(0.01)%	93%
0.01	11.77	(0.68)%	[5]	92,825	1.34%	1.34%	(0.38)%	(0.38)%	86%

$—	$15.44	(1.84)%		$10,568	1.93%	2.03%	(0.86)%	(0.96)%	59%
—	15.73	3.09%		11,553	1.93%	2.02%	(1.02)%	(1.11)%	105%
—	16.45	9.07%		13,300	1.97%	2.06%	(1.21)%	(1.30)%	136%
—	18.06	42.20%		10,415	2.15%	2.16%	(1.39)%	(1.40)%	101%
—	12.70	13.39%		756	2.32%	2.32%	(0.92)%	(0.92)%	93%
0.01	11.20	(2.10)%	[5]	529	2.81%	2.81%	(1.81)%	(1.81)%	86%

$—	$16.36	(1.74)%		$1,086	1.71%	1.87%	(0.63)%	(0.79)%	59%
—	16.65	3.28%		979	1.71%	1.79%	(0.80)%	(0.88)%	105%
—	17.31	9.36%		1,249	1.71%	1.81%	(0.97)%	(1.07)%	136%
—	18.80	42.64%		1,340	1.74%	1.84%	(1.11)%	(1.21)%	101%
—	13.18	13.72%		674	1.94%	1.94%	(0.63)%	(0.63)%	93%
0.01	11.59	(1.19)%	[5]	741	1.86%	1.86%	(0.91)%	(0.91)%	86%

$—	$17.64	(1.29)%		$38,430	0.83%	0.96%	0.24%	0.11%	59%
—	17.87	4.20%		38,301	0.83%	0.95%	0.10%	(0.02)%	105%
—	18.33	10.33%		37,757	0.86%	0.91%	(0.10)%	(0.15)%	136%
—	19.56	43.82%		25,968	0.98%	0.98%	(0.24)%	(0.24)%	101%
—	13.60	14.77%		4,800	1.13%	1.13%	0.49%	0.49%	93%
0.01	11.85	(0.50)%	[5]	1,508	1.11%	1.11%	(0.13)%	(0.13)%	86%

See notes to Financial Highlights on pages 54-55.

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	51

FINANCIAL INFORMATION

Financial Highlights (continued) Six-Months-Ended Numbers are unaudited
	Net Asset Value, Beginning of Period	Net Investment Loss[2]	Net Realized and Unrealized Gain/(Loss)	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains
RS Technology Fund
Class A
Six Months Ended 6/30/16[1]	$17.35	$(0.10)	$(0.39)	$(0.49)	$—	$—
Year Ended 12/31/15	18.13	(0.19)	1.26	1.07	—	(1.85)
Year Ended 12/31/14	20.38	(0.24)	1.30	1.06	—	(3.31)
Year Ended 12/31/13	16.95	(0.23)	7.76	7.53	(0.04)	(4.06)
Year Ended 12/31/12	16.54	(0.20)	1.56	1.36	—	(0.95)
Year Ended 12/31/11	19.60	(0.24)	(2.10)	(2.34)	—	(0.72)

Class C
Six Months Ended 6/30/16[1]	$15.25	$(0.15)	$(0.34)	$(0.49)	$—	$—
Year Ended 12/31/15	16.27	(0.29)	1.12	0.83	—	(1.85)
Year Ended 12/31/14	18.77	(0.37)	1.18	0.81	—	(3.31)
Year Ended 12/31/13	15.96	(0.37)	7.24	6.87	—	(4.06)
Year Ended 12/31/12	15.74	(0.33)	1.50	1.17	—	(0.95)
Year Ended 12/31/11	18.83	(0.36)	(2.01)	(2.37)	—	(0.72)

Class K
Six Months Ended 6/30/16[1]	$15.91	$(0.13)	$(0.35)	$(0.48)	$—	$—
Year Ended 12/31/15	16.85	(0.25)	1.16	0.91	—	(1.85)
Year Ended 12/31/14	19.26	(0.32)	1.22	0.90	—	(3.31)
Year Ended 12/31/13	16.24	(0.32)	7.40	7.08	—	(4.06)
Year Ended 12/31/12	15.96	(0.28)	1.51	1.23	—	(0.95)
Year Ended 12/31/11	19.06	(0.35)	(2.03)	(2.38)	—	(0.72)

Class Y
Six Months Ended 6/30/16[1]	$18.08	$(0.09)	$(0.40)	$(0.49)	$—	$—
Year Ended 12/31/15	18.78	(0.14)	1.29	1.15	—	(1.85)
Year Ended 12/31/14	20.93	(0.19)	1.35	1.16	—	(3.31)
Year Ended 12/31/13	17.32	(0.18)	7.94	7.76	(0.09)	(4.06)
Year Ended 12/31/12	16.82	(0.15)	1.60	1.45	—	(0.95)
Year Ended 12/31/11	19.86	(0.18)	(2.14)	(2.32)	—	(0.72)

See notes to Financial Highlights on pages 54-55.

52	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

Total Distributions	Net Asset Value, End of Period	Total Return[3]	Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[4]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Loss to Average Net Assets[4]	Gross Ratio of Net Investment Loss to Average Net Assets	Portfolio Turnover Rate

$—	$16.86	(2.82)%	$100,599	1.54%	1.54%	(1.31)%	(1.31)%	60%
(1.85)	17.35	5.89%	109,201	1.49%	1.49%	(1.01)%	(1.01)%	119%
(3.31)	18.13	5.26%	134,534	1.51%	1.51%	(1.21)%	(1.21)%	146%
(4.10)	20.38	45.59%	156,011	1.49%	1.49%	(1.15)%	(1.15)%	141%
(0.95)	16.95	8.30%	123,343	1.59%	1.59%	(1.11)%	(1.11)%	84%
(0.72)	16.54	(11.91)%	156,795	1.53%	1.53%	(1.21)%	(1.21)%	121%

$—	$14.76	(3.21)%	$9,810	2.33%	2.33%	(2.10)%	(2.10)%	60%
(1.85)	15.25	5.08%	11,160	2.28%	2.28%	(1.79)%	(1.79)%	119%
(3.31)	16.27	4.38%	12,745	2.36%	2.36%	(2.06)%	(2.06)%	146%
(4.06)	18.77	44.30%	16,402	2.34%	2.34%	(2.00)%	(2.00)%	141%
(0.95)	15.96	7.51%	15,660	2.36%	2.36%	(1.88)%	(1.88)%	84%
(0.72)	15.74	(12.56)%	15,977	2.32%	2.32%	(1.99)%	(1.99)%	121%

$—	$15.43	(3.02)%	$1,207	2.00%	2.00%	(1.77)%	(1.77)%	60%
(1.85)	15.91	5.38%	1,281	1.93%	1.93%	(1.45)%	(1.45)%	119%
(3.31)	16.85	4.74%	1,367	2.03%	2.03%	(1.73)%	(1.73)%	146%
(4.06)	19.26	44.82%	1,438	2.02%	2.02%	(1.68)%	(1.68)%	141%
(0.95)	16.24	7.79%	1,077	2.08%	2.08%	(1.60)%	(1.60)%	84%
(0.72)	15.96	(12.46)%	998	2.16%	2.16%	(1.84)%	(1.84)%	121%

$—	$17.59	(2.71)%	$17,331	1.30%	1.30%	(1.08)%	(1.08)%	60%
(1.85)	18.08	6.11%	27,416	1.24%	1.24%	(0.74)%	(0.74)%	119%
(3.31)	18.78	5.61%	48,368	1.22%	1.22%	(0.91)%	(0.91)%	146%
(4.15)	20.93	46.00%	40,337	1.22%	1.22%	(0.88)%	(0.88)%	141%
(0.95)	17.32	8.70%	28,154	1.27%	1.27%	(0.79)%	(0.79)%	84%
(0.72)	16.82	(11.66)%	29,709	1.24%	1.24%	(0.91)%	(0.91)%	121%

See notes to Financial Highlights on pages 54-55.

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	53

FINANCIAL INFORMATION

Financial Highlights (continued) Six-Months-Ended Numbers are unaudited
	Net Asset Value, Beginning of Period	Net Investment Loss[2]	Net Realized and Unrealized Gain/(Loss)	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains	Total Distributions
RS Small Cap Equity Fund
Class A
Six Months Ended 6/30/16[1]	$14.24	$(0.06)	$(1.53)	$(1.59)	$—	$—	$—
Year Ended 12/31/15	19.81	(0.20)	0.38	0.18	—	(5.75)	(5.75)
Year Ended 12/31/14	21.46	(0.21)	2.32	2.11	—	(3.76)	(3.76)
Year Ended 12/31/13	17.12	(0.22)	8.51	8.29	—	(3.95)	(3.95)
Year Ended 12/31/12	15.54	(0.16)	2.44	2.28	—	(0.70)	(0.70)
Year Ended 12/31/11	15.92	(0.17)	(0.23)	(0.40)	—	—	—

Class C
Six Months Ended 6/30/16[1]	$7.71	$(0.06)	$(0.83)	$(0.89)	$—	$—	$—
Year Ended 12/31/15	13.42	(0.25)	0.29	0.04	—	(5.75)	(5.75)
Year Ended 12/31/14	15.79	(0.29)	1.68	1.39	—	(3.76)	(3.76)
Year Ended 12/31/13	13.43	(0.30)	6.61	6.31	—	(3.95)	(3.95)
Year Ended 12/31/12	12.43	(0.25)	1.95	1.70	—	(0.70)	(0.70)
Year Ended 12/31/11	12.86	(0.26)	(0.19)	(0.45)	—	—	—

Class K
Six Months Ended 6/30/16[1]	$12.33	$(0.07)	$(1.33)	$(1.40)	$—	$—	$—
Year Ended 12/31/15	17.99	(0.26)	0.35	0.09	—	(5.75)	(5.75)
Year Ended 12/31/14	19.88	(0.27)	2.14	1.87	—	(3.76)	(3.76)
Year Ended 12/31/13	16.12	(0.27)	7.98	7.71	—	(3.95)	(3.95)
Year Ended 12/31/12	14.70	(0.20)	2.32	2.12	—	(0.70)	(0.70)
Year Ended 12/31/11	15.12	(0.21)	(0.23)	(0.44)	—	—	—

Class Y
Six Months Ended 6/30/16[1]	$14.39	$(0.04)	$(1.53)	$(1.57)	$—	$—	$—
Year Ended 12/31/15	20.04	(0.16)	0.26	0.10	—	(5.75)	(5.75)
Year Ended 12/31/14	21.60	(0.16)	2.36	2.20	—	(3.76)	(3.76)
Year Ended 12/31/13	17.17	(0.16)	8.54	8.38	—	(3.95)	(3.95)
Year Ended 12/31/12	15.54	(0.12)	2.45	2.33	—	(0.70)	(0.70)
Year Ended 12/31/11	15.88	(0.11)	(0.25)	(0.36)	—	—	—

Distributions reflect actual per-share amounts distributed for the period.

[1]	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate.

[2]	Calculated based on the average shares outstanding during the period.

[3]	Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.

[4]

Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income/(Loss) to Average Net Assets include the effect of fee waivers and expense limitations and exclude the effect of custody credits, if applicable.

54	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

Increase from Regulatory Settlements	Net Asset Value, End of Period	Total Return[3]		Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[4]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Loss to Average Net Assets[4]	Gross Ratio of Net Investment Loss to Average Net Assets	Portfolio Turnover Rate

$—	$12.65	(11.17)%		$52,768	1.35%	1.39%	(0.94)%	(0.98)%	50%
—	14.24	0.61%		64,707	1.30%	1.30%	(0.97)%	(0.97)%	98%
—	19.81	10.00%		68,785	1.27%	1.27%	(0.99)%	(0.99)%	93%
—	21.46	49.48%		72,843	1.29%	1.29%	(1.03)%	(1.03)%	107%
—	17.12	14.78%		54,669	1.35%	1.35%	(0.93)%	(0.93)%	98%
0.02	15.54	(2.39)%	[5]	55,180	1.26%	1.26%	(1.05)%	(1.05)%	100%

$—	$6.82	(11.54)%		$435	2.10%	2.56%	(1.69)%	(2.15)%	50%
—	7.71	(0.17)%		622	2.10%	2.39%	(1.77)%	(2.06)%	98%
—	13.42	9.02%		593	2.15%	2.37%	(1.90)%	(2.12)%	93%
—	15.79	48.32%		1,091	2.08%	2.08%	(1.85)%	(1.85)%	107%
—	13.43	13.81%		1,904	2.22%	2.24%	(1.78)%	(1.80)%	98%
0.02	12.43	(3.34)%	[5]	1,523	2.19%	2.19%	(1.97)%	(1.97)%	100%

$—	$10.93	(11.35)%		$2,958	1.75%	1.81%	(1.34)%	(1.40)%	50%
—	12.33	0.16%		3,662	1.71%	1.71%	(1.39)%	(1.39)%	98%
—	17.99	9.58%		4,455	1.67%	1.71%	(1.39)%	(1.43)%	93%
—	19.88	48.95%		4,898	1.60%	1.69%	(1.35)%	(1.44)%	107%
—	16.12	14.53%		4,714	1.60%	1.77%	(1.23)%	(1.40)%	98%
0.02	14.70	(2.78)%	[5]	9,717	1.60%	1.78%	(1.38)%	(1.56)%	100%

$—	$12.82	(10.91)%		$2,171	1.10%	1.24%	(0.69)%	(0.83)%	50%
—	14.39	0.18%		3,804	1.07%	1.07%	(0.76)%	(0.76)%	98%
—	20.04	10.35%		48,597	1.01%	1.01%	(0.74)%	(0.74)%	93%
—	21.60	49.84%		51,794	1.00%	1.00%	(0.74)%	(0.74)%	107%
—	17.17	15.10%		33,591	1.08%	1.08%	(0.67)%	(0.67)%	98%
0.02	15.54	(2.14)%	[5]	32,690	0.96%	0.96%	(0.68)%	(0.68)%	100%

[5]

Without the effect of the income from the regulatory settlements, the total returns would have been for RS Small Cap Growth Fund (2.44)%, (4.07)%, (3.02)%, and (2.18)% for Class A, Class C, Class K and Class Y, respectively; for RS Select Growth Fund 5.21%, 4.14%, 4.49% and 5.55% for Class A, Class C, Class K and Class Y, respectively; for RS Growth Fund (0.78)%, (2.18)%, (1.27)% and (0.57)% for Class A, Class C, Class K and Class Y, respectively; for RS Small Cap Equity Fund (2.51)%, (3.46)%, (2.87)% and (2.26)% for Class A, Class C, Class K and Class Y, respectively.

[6]	Excludes portfolio securities delivered as a result of processing in-kind redemptions.

[7]	Rounds to $0.00 per share.

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	55

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Notes to Financial Statements

June 30, 2016 (unaudited)

RS Investment Trust (the “Trust”), a Massachusetts business trust organized on May 11, 1987, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. These financial statements relate to six series offered by the Trust: RS Small Cap Growth Fund, RS Select Growth Fund, RS Mid Cap Growth Fund, RS Growth Fund, RS Technology Fund and RS Small Cap Equity Fund (each a “Fund,” collectively the “Funds”). All of the Funds are diversified funds. The financial statements for the other remaining series of the Trust are presented in separate reports.

The Funds offer Class A, C, K and Y shares. The various classes differ principally in their respective sales charges, transfer agent expenses, and other expenses. In general, all classes of shares have identical rights to earnings, assets and voting privileges, except for certain differences, including class-specific expenses and voting rights with respect to matters affecting fewer than all classes or in which the interests of one class differ from the interests of any other class.

The Trust has an unlimited number of authorized shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”) less any applicable sales charge.

Note 1 Significant Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations Marketable securities are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”) are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates market value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”).

Securities for which market quotations are not readily available or for which market quotations may be considered unreliable are valued at their fair values as determined in accordance with guidelines and procedures adopted by the Trust’s Board of Trustees.

56	www.rsinvestments.com

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Securities whose values have been materially affected by events occurring before the Funds’ valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with guidelines and procedures adopted by the Board of Trustees. In addition, if there has been a movement in the U.S. markets that exceeds a specified threshold, the values of a Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities.

In accordance with FASB Accounting Standards Codification Topic 820 (“ASC Topic 820”), fair value is defined as the price that the Funds would receive upon selling an investment in an “arm’s length” transaction to a willing buyer in the principal or most advantageous market for the investment. ASC Topic 820 established a hierarchy for classification of fair value measurements for disclosure purposes. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•

Level 2 — inputs other than unadjusted quoted prices that are observable either directly or indirectly (including adjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A security’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2016, the Funds had no securities classified as Level 3.

The Funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the reporting period. For the six months ended June 30, 2016, there were no transfers between Level 1, Level 2 and Level 3.

In determining a security’s placement within the hierarchy, the Trust separates the Funds’ investment portfolios into two categories: investments and derivatives (e.g., futures).

www.rsinvestments.com	57

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Funds’ Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

b. Taxes The Funds intend to continue complying with the requirements of the Internal Revenue Code to qualify as regulated investment companies and to distribute substantially all net investment income and realized net capital gains, if any, to shareholders. Therefore, the Funds do not expect to be subject to income tax, and no provision for such tax has been made.

From time to time, however, a Fund may choose to pay an excise tax if the cost of making the required distribution exceeds the amount of the excise tax.

As of June 30, 2016, the Trust has reviewed the tax positions for open periods, as applicable to the Funds, and has determined that no provision for income tax is required in the Funds’ financial statements. The Trust is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any,

58	www.rsinvestments.com

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

related to unrecognized tax positions as income tax expense in the Statement of Operations. For the six months ended June 30, 2016, the Funds did not incur any such interest or penalties. The Funds are not subject to examination by U.S. federal tax authorities for tax years before 2012 and by state authorities for tax years before 2011.

c. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

d. Foreign Currency Translation The accounting records of the Funds are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Funds denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

e. Investment Income Dividend income is generally recorded on the ex-dividend date. Interest income, which includes amortization/accretion of premium/discount, is accrued and recorded daily.

In calculating net asset value per share for each class, investment income, realized and unrealized gains and losses, and expenses other than class-specific expenses are allocated daily to each class of shares based upon the proportion of net assets attributable to each class at the beginning of the day.

f. Expenses Many expenses of the Trust can be directly attributed to a specific Fund. Expenses that cannot be directly attributed to a specific Fund are generally apportioned among all the series in the Trust, based on relative net assets.

g. Distributions to Shareholders Each Fund intends to declare and distribute substantially all net investment income, if any, at least once a year. Distributions of net realized capital gains, if any, are declared and paid at least once a year. Distributions to shareholders are recorded on the ex-dividend date.

h. Capital Accounts Due to the timing of dividend distributions and the differences in accounting for income and realized gains/(losses) for financial statement purposes versus federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains/(losses) were recorded by the Funds.

Note 2 Transactions with Affiliates

a. Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which is reviewed and approved annually by the Board of Trustees, each Fund pays an investment advisory fee to RS Investment Management Co. LLC (“RS Investments”). Guardian Investor Services LLC (“GIS”), a subsidiary of The Guardian Life Insurance

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Company of America, holds a majority interest in RS Investments. RS Investments receives an investment advisory fee based on the average daily net assets of the Funds, at the following annual rates:

Fund	Investment Advisory Fee Percentage
RS Small Cap Growth Fund	0.95%
RS Select Growth Fund	1.00%
RS Mid Cap Growth Fund	0.85%
RS Growth Fund	0.75%
RS Technology Fund	1.00%
RS Small Cap Equity Fund	0.75%

Expense limitations have been imposed pursuant to a written agreement between RS Investments and the Trust in effect through April 30, 2017, to limit the following Funds’ total annual fund operating expenses (excluding expenses indirectly incurred by the Funds through investments in pooled investment vehicles, interest, taxes, investment-related expenses (e.g., brokerage commissions), and extraordinary expenses) to the following rates:

Fund	Expense Limitation
	Class A	Class C	Class K	Class Y
RS Small Cap Growth Fund	1.40%	2.16%	1.86%	1.13%
RS Select Growth Fund	1.40%	2.18%	1.91%	1.14%
RS Mid Cap Growth Fund	1.20%	2.11%	1.80%	0.95%
RS Growth Fund	1.10%	1.93%	1.71%	0.83%
RS Small Cap Equity Fund	1.35%	2.10%	1.75%	1.10%

RS Investments does not intend to recoup any reimbursed expenses or waived advisory fees from a prior year under expense limitations then in effect for a Fund.

b. Compensation of Trustees and Officers Trustees and officers of the Trust who are interested persons, as defined in the 1940 Act, of RS Investments receive no compensation from the Funds for acting as such. Trustees of the Trust who are not interested persons of RS Investments receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees RS Funds Distributor LLC (“RSFD”), a wholly owned subsidiary of RS Investments, serves as the principal underwriter for shares of the Funds. The Funds have entered into an agreement with RSFD for distribution services with respect to their shares and have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, whose continuance is reviewed annually by the Trust’s Board of Trustees. Under the plan, RSFD is compensated for services in such capacity, including its expenses in

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connection with the promotion and distribution of shares of each Fund. For the six months ended June 30, 2016, RSFD received distribution fees as follows:

Fund		Annual Rate	Distribution Fees
RS Small Cap Growth Fund	Class A	0.25%	$811,796
	Class C	1.00%	84,327
	Class K	0.65%	15,732
	Class Y	0.00%	—
RS Select Growth Fund	Class A	0.25%	$250,727
	Class C	1.00%	365,642
	Class K	0.65%	5,407
	Class Y	0.00%	—
RS Mid Cap Growth Fund	Class A	0.25%	$233,559
	Class C	1.00%	126,525
	Class K	0.65%	5,439
	Class Y	0.00%	—
RS Growth Fund	Class A	0.25%	$239,255
	Class C	1.00%	53,473
	Class K	0.65%	3,075
	Class Y	0.00%	—
RS Technology Fund	Class A	0.25%	$121,152
	Class C	1.00%	48,242
	Class K	0.65%	3,830
	Class Y	0.00%	—
RS Small Cap Equity Fund	Class A	0.25%	$67,512
	Class C	1.00%	2,570
	Class K	0.65%	9,994
	Class Y	0.00%	—

RS Investments may perform certain services and incur certain expenses with respect to the promotion of the Funds’ shares and the servicing of shareholder accounts, which expenses are allocable to RSFD. RS Investments compensates RSFD for its services in connection with the promotion of Fund shares and reimburses RSFD for its expenses, including payments made by RSFD to third parties in respect of the promotion of Fund shares in excess of amounts received by RSFD under the distribution plan. In addition to payments under the distribution plan, the Funds reimburse RSFD for payments RSFD makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement is calculated in a manner reviewed by the Board of Trustees periodically. Such amounts are included in the Statement of Operations as “Transfer agent fees.”

Park Avenue Securities LLC (“PAS”), a wholly owned subsidiary of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) and an affiliate of GIS, distributes the Funds’ shares as a retail broker-dealer. For the six months ended June 30, 2016, PAS informed the Trust it received $710,809 directly or indirectly from RSFD as continuing compensation for its services relating to its distribution of shares of all series in the Trust.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

For the six months ended June 30, 2016, aggregate front-end sales charges for the sale of Class A shares paid to RSFD were as follows:

Fund	Sales Charges
RS Small Cap Growth Fund	$1,084
RS Select Growth Fund	8,026
RS Mid Cap Growth Fund	4,587
RS Growth Fund	4,823
RS Technology Fund	536
RS Small Cap Equity Fund	608

RSFD is entitled to retain any contingent deferred sales load (“CDSL”) imposed on certain share redemptions. For the six months ended June 30, 2016, RSFD received CDSL charges as follows:

Fund	CDSL
RS Small Cap Growth Fund	$10,572
RS Select Growth Fund	30,037
RS Mid Cap Growth Fund	4,540
RS Growth Fund	843
RS Technology Fund	249
RS Small Cap Equity Fund	36

d. Affiliated Issuers If a Fund owns 5% or more of the outstanding voting shares of an issuer, the Fund’s investment represents an investment in an affiliated person as defined by the 1940 Act. A summary of the Funds with transactions in the securities of affiliated issuers for the six months ended June 30, 2016, is listed below:

RS Small Cap Growth Fund

Issuer	Number of Shares Held at Beginning of Period		Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Income	Net Realized Loss	Value at End of Period
Atricure, Inc.	1,829,528		198,150	715,558	1,312,120	$—	$(4,477,639)	$—	**
Red Robin Gourmet Burgers, Inc.	819,114		58,870	877,984	—	—	(17,692,375)	—	**
Vital Therapies, Inc.	1,454,872	*	221,796	290,180	1,386,488	—	(2,798,647)	—	**
						$—	$(24,968,661)	$—
*	Issuer was not an affiliated issuer at beginning of period.
**	Issuer was not an affiliated issuer at end of period.

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Note 3 Federal Income Taxes

a. Distributions to Shareholders The tax character of distributions paid to shareholders during the year ended December 31, 2015, which is the most recently completed tax year, was as follows:

Fund	Ordinary Income	Long-Term Capital Gains
RS Small Cap Growth Fund	$2,628,652	$30,597,192
RS Select Growth Fund	—	63,750,868
RS Growth Fund	—	16,842,300
RS Technology Fund	998,614	13,679,947
RS Small Cap Equity Fund	302,358	21,418,001

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences, and differing characterizations of distributions made by the Funds.

Permanent book and tax basis differences will result in reclassifications to paid-in capital, undistributed net investment income and accumulated undistributed net realized gain/(loss) on investments and foreign currency transactions. Undistributed net investment income and accumulated undistributed net realized gain/(loss) on investments and foreign currency transactions may include temporary book and tax differences, which will reverse in a subsequent period.

As of December 31, 2015, the Funds made the following reclassifications of permanent book and tax basis differences:

Fund	Paid-in Capital	Accumulated Net Investment Loss	Accumulated Net Realized Loss
RS Small Cap Growth Fund	$(21,020,124)	$21,159,049	$(138,925)
RS Select Growth Fund	(6,332,379)	6,380,015	(47,636)
RS Mid Cap Growth Fund	(941,728)	943,509	(1,781)
RS Growth Fund	(479,749)	479,749	—
RS Technology Fund	—	1,512,507	(1,512,507)
RS Small Cap Equity Fund	(25,410)	814,689	(789,279)

The tax basis of distributable earnings as of December 31, 2015, was as follows:

Fund	Undistributed Long-Term Capital Gains
RS Select Growth Fund	$6,407,649
RS Growth Fund	1,416,849
RS Technology Fund	650,430

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

During any particular year, net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Funds if not distributed and, therefore, are normally distributed to shareholders annually.

During the year ended December 31, 2015, the Funds utilized capital loss carryovers as follows:

Fund	Amount
RS Mid Cap Growth Fund	$17,039,368

See the chart below for capital loss carryovers available to the Funds at December 31, 2015.

Fund	Expiring 2017	Total
RS Mid Cap Growth Fund	$32,889,056	$32,889,056

In determining their taxable income, current tax law permits the Funds to elect to treat all or a portion of any net capital or currency loss realized after October 31 as occurring on the first day of the following fiscal year. For the year ended December 31, 2015, the Funds elected to defer net capital and currency losses as follows:

Fund	Deferred Net Capital Losses
RS Small Cap Growth Fund	$45,044,484
RS Small Cap Equity Fund	16,462

b. Tax Basis of Investments The cost of investments for federal income tax purposes at June 30, 2016, for each Fund is listed in the chart below. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is also disclosed in the chart below:

Fund	Cost of Investments	Net Unrealized Appreciation on Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation
RS Small Cap Growth Fund	$1,637,132,831	$202,482,415	$276,579,103	$(74,096,688)
RS Select Growth Fund	462,790,194	114,003,641	124,918,839	(10,915,198)
RS Mid Cap Growth Fund	378,942,012	23,094,478	33,598,007	(10,503,529)
RS Growth Fund	211,818,154	37,935,829	44,044,638	(6,108,809)
RS Technology Fund	102,613,481	26,271,360	31,875,569	(5,604,209)
RS Small Cap Equity Fund	54,374,041	3,851,764	7,099,038	(3,247,274)

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Note 4 Capital Shares

a. Transactions The Funds have authorized an unlimited number of shares of beneficial interest with no par value. Transactions, including conversions and exchanges, in capital shares for the Funds were as follows:

Transactions in Capital Shares

RS Small Cap Growth Fund

	For the Six Months Ended 6/30/16		For the Year Ended 12/31/15
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,027,225	$57,796,526	4,679,170	$323,577,257
Shares reinvested	—	—	149,689	9,800,101
Shares redeemed	(4,469,927)	(257,756,800)	(2,416,559)	(166,278,560)

Net increase/(decrease)	(3,442,702)	$(199,960,274)	2,412,300	$167,098,798

Class C
Shares sold	8,002	$410,874	210,267	$13,488,801
Shares reinvested	—	—	4,261	253,927
Shares redeemed	(80,961)	(4,187,073)	(56,116)	(3,500,352)

Net increase/(decrease)	(72,959)	$(3,776,199)	158,412	$10,242,376

Class K
Shares sold	26,801	$1,440,207	63,357	$4,204,391
Shares reinvested	—	—	1,164	72,152
Shares redeemed	(23,553)	(1,276,371)	(21,059)	(1,377,876)

Net increase	3,248	$163,836	43,462	$2,898,667

Class Y
Shares sold	4,433,752	$257,041,237	21,648,895	$1,572,744,574
Shares reinvested	—	—	323,939	21,726,579
Shares redeemed	(5,649,918)	(328,480,146)	(5,728,126)	(403,343,589)

Net increase/(decrease)	(1,216,166)	$(71,438,909)	16,244,708	$1,191,127,564

RS Select Growth Fund

	For the Six Months Ended 6/30/16		For the Year Ended 12/31/15
	Shares	Amount	Shares	Amount
Class A
Shares sold	289,959	$11,760,812	1,147,612	$56,490,599
Shares reinvested	—	—	452,795	19,782,643
Shares redeemed	(1,204,007)	(48,870,065)	(2,087,922)	(102,011,599)

Net decrease	(914,048)	$(37,109,253)	(487,515)	$(25,738,357)

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Transactions in Capital Shares (continued)

RS Select Growth Fund — continued

	For the Six Months Ended 6/30/16		For the Year Ended 12/31/15
	Shares	Amount	Shares	Amount
Class C
Shares sold	72,215	$2,693,809	394,403	$17,933,448
Shares reinvested	—	—	170,203	6,830,273
Shares redeemed	(329,437)	(12,338,338)	(422,398)	(19,025,619)

Net increase/(decrease)	(257,222)	$(9,644,529)	142,208	$5,738,102

Class K
Shares sold	12,242	$461,811	32,932	$1,476,921
Shares reinvested	—	—	2,236	89,632
Shares redeemed	(23,717)	(918,412)	(16,908)	(774,739)

Net increase/(decrease)	(11,475)	$(456,601)	18,260	$791,814

Class Y
Shares sold	1,078,778	$44,441,227	2,743,903	$137,202,953
Shares reinvested	—	—	695,367	31,027,253
Shares redeemed	(3,071,018)	(126,400,802)	(4,140,455)	(205,020,083)

Net decrease	(1,992,240)	$(81,959,575)	(701,185)	$(36,789,877)

RS Mid Cap Growth Fund

	For the Six Months Ended 6/30/16		For the Year Ended 12/31/15
	Shares	Amount	Shares	Amount
Class A
Shares sold	978,995	$18,755,563	5,849,787	$118,875,341
Shares redeemed	(1,046,732)	(20,223,852)	(1,350,999)	(28,144,707)

Net increase/(decrease)	(67,737)	$(1,468,289)	4,498,788	$90,730,634

Class C
Shares sold	155,287	$2,734,094	932,828	$17,781,985
Shares redeemed	(205,066)	(3,677,681)	(192,926)	(3,643,759)

Net increase/(decrease)	(49,779)	$(943,587)	739,902	$14,138,226

Class K
Shares sold	7,928	$144,187	36,965	$725,936
Shares redeemed	(9,212)	(174,176)	(34,086)	(674,953)

Net increase/(decrease)	(1,284)	$(29,989)	2,879	$50,983

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RS Mid Cap Growth Fund — continued

	For the Six Months Ended 6/30/16		For the Year Ended 12/31/15
	Shares	Amount	Shares	Amount
Class Y
Shares sold	2,370,945	$46,395,355	6,613,253	$140,853,371
Shares redeemed	(2,654,235)	(52,627,021)	(1,840,512)	(38,739,865)

Net increase/(decrease)	(283,290)	$(6,231,666)	4,772,741	$102,113,506

RS Growth Fund

	For the Six Months Ended 6/30/16		For the Year Ended 12/31/15
	Shares	Amount	Shares	Amount
Class A
Shares sold	306,390	$5,231,453	410,784	$7,612,473
Shares reinvested	—	—	747,050	13,059,259
Shares redeemed	(524,508)	(8,726,344)	(1,178,552)	(21,744,830)

Net decrease	(218,118)	$(3,494,891)	(20,718)	$(1,073,098)

Class C
Shares sold	38,391	$573,060	254,417	$4,202,318
Shares reinvested	—	—	32,145	505,633
Shares redeemed	(88,523)	(1,328,361)	(360,325)	(6,078,862)

Net decrease	(50,132)	$(755,301)	(73,763)	$(1,370,911)

Class K
Shares sold	19,327	$317,526	14,650	$259,491
Shares reinvested	—	—	4,119	68,588
Shares redeemed	(11,721)	(188,833)	(32,135)	(569,658)

Net increase/(decrease)	7,606	$128,693	(13,366)	$(241,579)

Class Y
Shares sold	535,643	$9,347,282	950,782	$17,796,034
Shares reinvested	—	—	115,289	2,059,063
Shares redeemed	(500,427)	(8,564,256)	(982,552)	(18,180,766)

Net increase	35,216	$783,026	83,519	$1,674,331

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Transactions in Capital Shares (continued)

RS Technology Fund

	For the Six Months Ended 6/30/16		For the Year Ended 12/31/15
	Shares	Amount	Shares	Amount
Class A
Shares sold	389,624	$5,964,896	813,029	$14,890,308
Shares reinvested	—	—	585,741	10,156,765
Shares redeemed	(717,031)	(11,280,005)	(2,523,514)	(46,312,258)

Net decrease	(327,407)	$(5,315,109)	(1,124,744)	$(21,265,185)

Class C
Shares sold	12,054	$169,621	69,266	$1,112,876
Shares reinvested	—	—	66,396	1,012,548
Shares redeemed	(79,336)	(1,088,473)	(186,890)	(3,050,431)

Net decrease	(67,282)	$(918,852)	(51,228)	$(925,007)

Class K
Shares sold	7,412	$107,016	16,980	$289,443
Shares reinvested	—	—	8,914	141,815
Shares redeemed	(9,700)	(145,154)	(26,495)	(447,917)

Net decrease	(2,288)	$(38,138)	(601)	$(16,659)

Class Y
Shares sold	174,555	$2,786,787	564,109	$10,760,532
Shares reinvested	—	—	114,340	2,066,128
Shares redeemed	(705,732)	(11,843,171)	(1,737,993)	(33,103,399)

Net decrease	(531,177)	$(9,056,384)	(1,059,544)	$(20,276,739)

RS Small Cap Equity Fund

	For the Six Months Ended 6/30/16		For the Year Ended 12/31/15
	Shares	Amount	Shares	Amount
Class A
Shares sold	76,685	$969,932	272,345	$5,800,112
Shares reinvested	—	—	1,315,752	18,946,825
Shares redeemed	(450,920)	(5,655,030)	(514,641)	(10,310,156)

Net increase/ (decrease)	(374,235)	$(4,685,098)	1,073,456	$14,436,781

Class C
Shares sold	112	$750	24,740	$351,659
Shares reinvested	—	—	32,085	250,262
Shares redeemed	(17,089)	(116,846)	(20,346)	(270,603)

Net increase/ (decrease)	(16,977)	$(116,096)	36,479	$331,318

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RS Small Cap Equity Fund — continued

	For the Six Months Ended 6/30/16		For the Year Ended 12/31/15
	Shares	Amount	Shares	Amount
Class K
Shares sold	19,683	$209,351	33,189	$612,138
Shares reinvested	—	—	95,026	1,184,976
Shares redeemed	(46,224)	(507,146)	(78,707)	(1,485,947)

Net increase/(decrease)	(26,541)	$(297,795)	49,508	$311,167

Class Y
Shares sold	18,534	$233,253	471,100	$9,944,663
Shares reinvested	—	—	59,700	869,228
Shares redeemed	(113,385)	(1,419,683)	(2,691,655)	(53,096,393)

Net decrease	(94,851)	$(1,186,430)	(2,160,855)	$(42,282,502)

b. Shareholder Concentration As of June 30, 2016, the number of shareholders and/or omnibus shareholder accounts (which are comprised of a group of individual shareholders) who owned of record 5% or more of the net assets of a Fund is summarized in the following table:

Fund	Number of Shareholders		Percentage of Net Assets
RS Small Cap Growth Fund	3		60.84%
RS Select Growth Fund	7		61.12%
RS Mid Cap Growth Fund	5		52.61%
RS Growth Fund	2		21.74%
RS Technology Fund	3		30.45%
RS Small Cap Equity Fund	2	*	34.43%
*	One of the shareholders is Guardian Insurance and Annuity Co. Inc., who owned 23.24% of net assets.

Note 5 Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) for the six months ended June 30, 2016, were as follows:

Fund	Cost of Investments Purchased	Proceeds from Investments Sold
RS Small Cap Growth Fund	$1,045,641,920	$1,321,395,837
RS Select Growth Fund	229,108,820	368,112,892
RS Mid Cap Growth Fund	249,808,825	254,729,660
RS Growth Fund	141,203,394	149,189,750
RS Technology Fund	78,773,363	95,244,823
RS Small Cap Equity Fund	30,578,861	37,834,397

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign companies may be less liquid and their prices more volatile than those of comparable U.S. companies.

c. Industry or Sector Concentration In their normal course of business, some of the Funds may invest a significant portion of their assets in companies within a limited number of industries or sectors. As a result, these Funds may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller.

Note 6 Temporary Borrowings

The Funds, with other funds managed by RS Investments, are parties to a $350 million committed revolving credit facility from State Street Bank and Trust Company and Northern Trust Company, for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is calculated based on market rates at the time of borrowing. Under the term of the credit facility, in addition to the interest charged on any borrowings by a Fund, each fund pays a commitment fee of 0.11% per annum on its share of the unused portion of the credit facility.

For the six months ended June 30, 2016, the Funds which borrowed under the facility were as follows:

Fund	Amount Outstanding at 6/30/16	Average Borrowing*	Days Borrowings Outstanding	Average Interest Rate*
RS Small Cap Growth Fund	$—	49,300,000	2	1.70%
RS Select Growth Fund	800,000	1,500,000	15	1.68%
RS Growth Fund	—	525,000	2	1.68%
RS Technology Fund	—	1,016,667	3	1.70%
RS Small Cap Equity Fund	—	300,000	1	1.68%
*	For the six months ended June 30, 2016, based on the number of days borrowings were outstanding.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Note 7 Sales Transaction

On December 18, 2015, Victory Capital Management Inc. (“Victory Capital”) announced it had agreed to acquire RS Investments, subject to regulatory approvals in addition to customary closing conditions and consents, including approvals related to the Funds (the “Transaction”).

On January 19, 2016, the Board of Trustees of the Trust approved the reorganization of each of the Funds into a corresponding, newly-formed fund within the Victory family of funds (each, an “Acquiring Fund”) (the “Reorganizations”), subject to shareholder approval of the Reorganizations.

Shareholder approval of each of the Reorganizations was obtained as described further in the supplemental information section of this report.

On July 29, 2016, the Transaction and each of the Reorganizations were consummated.

Note 8 Review for Subsequent Events

Management has evaluated subsequent events through the issuance of the Funds’ financial statements and determined that no material events have occurred that require disclosure other than the Transaction and the Reorganizations.

Note 9 Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

www.rsinvestments.com	71

SUPPLEMENTAL INFORMATION (UNAUDITED)

Supplemental Information (unaudited)

Meetings of Shareholders

Shareholders of each series of RS Investment Trust (the “Trust”) voted to approve the reorganization of each such series into a corresponding series of Victory Portfolios at special meetings of shareholders as described below.

Proposal to Reorganize Series of the Trust into Corresponding Series of Victory Portfolios

May 19, 2016 Meeting
Series	Votes For	Votes Against/ Withheld	Abstentions
RS China Fund	2,146,149.227	1,149.946	0.000
RS Emerging Markets Small Cap Fund	2,525,691.633	1,702.078	4,931.000
RS Focused Growth Opportunity Fund	2,000,156.000	16,854.571	0.000
RS Focused Opportunity Fund	1,000,000.000	16,904.564	0.000
RS Global Fund	2,952,218.300	7,987.099	23,921.000
RS High Yield Fund	20,943,611.9457	633,142.5830	1,076,570.0223
RS Investors Fund	5,460,164.426	82,554.498	106,221.179
RS Small Cap Growth Fund	20,079,709.196	257,448.803	138,807.052
RS Strategic Income Fund	4,606,232.609	8,990.786	25,781.649
RS Value Fund	20,548,172.594	244,403.158	610,422.559
June 8, 2016 Meeting
Series	Votes For	Votes Against/ Withheld	Abstentions
RS High Income Municipal Bond Fund	6,101,394.560	56,381.670	189,702.133
June 21, 2016 Meeting
Series	Votes For	Votes Against/ Withheld	Abstentions
RS Global Natural Resources Fund	45,154,557.114	1,466,314.691	3,737,583.890
RS Growth Fund	6,208,465.247	438,908.552	707,224.225
RS International Fund	1 ,319,329.050	31 ,204.407	136,125.613
RS Investment Quality Bond Fund	3,352,039.643	154,734.144	228,896.887
RS Low Duration Bond Fund	42,682,665.099	484,699.209	2,231,863.850
RS Small Cap Equity Fund	2,388,863.313	143,448.490	67,262.177
RS Mid Cap Growth Fund	8,701,750.194	202,077.007	963,694.104
RS Technology Fund	3,658,215.966	187,417.657	426,478.554

72	www.rsinvestments.com

SUPPLEMENTAL INFORMATION (UNAUDITED)

July 8, 2016 Meeting
Series	Votes For	Votes Against/ Withheld	Abstentions
RS Large Cap Alpha Fund	6,670,249.591	390,231.130	811,185.292
RS Select Growth Fund	7,023,793.358	133,915.098	376,893.871
RS Tax-Exempt Fund	8,601 ,698.229	142,006.793	445,298.908
July 21, 2016 Meeting
Series	Votes For	Votes Against/ Withheld	Abstentions
RS Floating Rate Fund	50,302,010.496	1,331,210.694	3,178,980.317
RS Partners Fund	14,301,724.910	451,980.245	2,645,774.666
July 29, 2016 Meeting
Series	Votes For	Votes Against/ Withheld	Abstentions
RS Emerging Markets Fund	5,879,153.298	129,223.053	1,063,836.367

Portfolio Holdings and Proxy Voting Procedures

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. This information is also available, without charge, upon request, by calling toll-free 800-766-3863.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (i) without charge, upon request, by calling toll-free 800-766-3863; (ii) on RS Investments’ website at http://www.rsinvestments.com; and (iii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Statement of Additional Information includes information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 800.766.3863.

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Fund unless accompanied or preceded by that Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

www.rsinvestments.com	73

One Bush Street, Suite 900 San Francisco, CA 94104	PRSRT STD U.S. POSTAGE PAID RS INVESTMENTS

WWW.RSINVESTMENTS.COM // 800.766.3863	EB 015097 (6/16)

RS VALUE FUNDS

Class A, C, K, and Y Shares

RS PARTNERS FUND

RS VALUE FUND

RS LARGE CAP ALPHA FUND

RS INVESTORS FUND

RS GLOBAL NATURAL RESOURCES FUND

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including, as applicable, sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016, to June 30, 2016. The following table shows the Funds’ expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” for your Fund to estimate the expenses you paid on your account during this period. A maintenance fee of $12.00 that is charged once a year may apply for IRAs. This fee is not included in the following table. If it were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with the costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A maintenance fee of $12.00 that is charged once a year may apply for IRAs. This fee is not included in the following table. If it were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

2	www.rsinvestments.com

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

Based on Actual Return		Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16-6/30/16	Expense Ratio During Period 1/1/16-6/30/16
RS Partners Fund	Class A	$1,000.00	$1,064.30	$7.44	1.45%
	Class K	$1,000.00	$1,062.60	$9.28	1.81%
	Class Y	$1,000.00	$1,065.60	$5.75	1.12%
RS Value Fund	Class A	$1,000.00	$1,026.50	$6.55	1.30%
	Class C	$1,000.00	$1,022.50	$10.41	2.07%
	Class K	$1,000.00	$1,024.40	$8.51	1.69%
	Class Y	$1,000.00	$1,027.70	$5.34	1.06%
RS Large Cap Alpha Fund	Class A	$1,000.00	$992.00	$4.51	0.91%
	Class C	$1,000.00	$988.00	$8.40	1.70%
	Class K	$1,000.00	$990.00	$6.33	1.28%
	Class Y	$1,000.00	$992.90	$3.47	0.70%
RS Investors Fund	Class A	$1,000.00	$1,023.30	$6.69	1.33%
	Class C	$1,000.00	$1,019.70	$10.39	2.07%
	Class K	$1,000.00	$1,021.30	$9.30	1.85%
	Class Y	$1,000.00	$1,024.70	$5.29	1.05%
RS Global Natural Resources Fund	Class A	$1,000.00	$1,399.00	$8.83	1.48%
	Class C	$1,000.00	$1,393.40	$13.57	2.28%
	Class K	$1,000.00	$1,396.50	$10.84	1.82%
	Class Y	$1,000.00	$1,401.30	$6.87	1.15%
Based on Hypothetical Return (5% Return Before Expenses)
RS Partners Fund	Class A	$1,000.00	$1,017.65	$7.27	1.45%
	Class K	$1,000.00	$1,015.86	$9.07	1.81%
	Class Y	$1,000.00	$1,019.29	$5.62	1.12%
RS Value Fund	Class A	$1,000.00	$1,018.40	$6.52	1.30%
	Class C	$1,000.00	$1,014.57	$10.37	2.07%
	Class K	$1,000.00	$1,016.46	$8.47	1.69%
	Class Y	$1,000.00	$1,019.59	$5.32	1.06%
RS Large Cap Alpha Fund	Class A	$1,000.00	$1,020.34	$4.57	0.91%
	Class C	$1,000.00	$1,016.41	$8.52	1.70%
	Class K	$1,000.00	$1,018.50	$6.42	1.28%
	Class Y	$1,000.00	$1,021.38	$3.52	0.70%
RS Investors Fund	Class A	$1,000.00	$1,018.25	$6.67	1.33%
	Class C	$1,000.00	$1,014.57	$10.37	2.07%
	Class K	$1,000.00	$1,015.66	$9.27	1.85%
	Class Y	$1,000.00	$1,019.64	$5.27	1.05%
RS Global Natural Resources Fund	Class A	$1,000.00	$1,017.50	$7.42	1.48%
	Class C	$1,000.00	$1,013.53	$11.41	2.28%
	Class K	$1,000.00	$1,015.81	$9.12	1.82%
	Class Y	$1,000.00	$1,019.14	$5.77	1.15%
*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

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Financial Information

Six-Month Period Ended June 30, 2016

SCHEDULE OF INVESTMENTS — RS PARTNERS FUND

June 30, 2016 (unaudited)	Shares	Value
Common Stocks – 95.4%
Banks: Diversified – 12.3%
Associated Banc-Corp.	1,255,609	$21,533,694
Columbia Banking System, Inc.	227,198	6,375,176
First Horizon National Corp.	1,530,158	21,085,577
Hancock Holding Co.	318,243	8,309,325
Renasant Corp.	209,570	6,775,398
Synovus Financial Corp.	522,223	15,139,245
UMB Financial Corp.	386,548	20,568,219

		99,786,634
Building Materials – 2.1%
Masonite International Corp.(1)	259,125	17,138,528

		17,138,528
Computer Services, Software & Systems – 5.7%
CommVault Systems, Inc.(1)	607,773	26,249,716
RealPage, Inc.(1)	299,728	6,692,926
Verint Systems, Inc.(1)	413,764	13,708,001

		46,650,643
Containers & Packaging – 4.5%
Sealed Air Corp.	793,118	36,459,634

		36,459,634
Diversified Materials & Processing – 0.7%
Belden, Inc.	94,580	5,709,795

		5,709,795
Diversified Retail – 4.7%
Liberty Ventures, Series A(1)	1,027,350	38,083,865

		38,083,865
Financial Data & Systems – 0.6%
Euronet Worldwide, Inc.(1)	72,120	4,989,983

		4,989,983
Foods – 5.3%
Performance Food Group Co.(1)	367,320	9,884,581
Pinnacle Foods, Inc.	314,355	14,551,493
TreeHouse Foods, Inc.(1)	129,850	13,329,102
United Natural Foods, Inc.(1)	118,382	5,540,278

		43,305,454
Health Care Management Services – 1.4%
Magellan Health, Inc.(1)	175,612	11,550,001

		11,550,001

6	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS PARTNERS FUND

June 30, 2016 (unaudited)	Shares	Value
Health Care Services – 6.8%
Allscripts Healthcare Solutions, Inc.(1)	1,148,045	$14,580,171
HMS Holdings Corp.(1)	2,316,695	40,796,999

		55,377,170
Insurance: Life – 4.2%
Primerica, Inc.	383,620	21,958,409
Torchmark Corp.	190,664	11,786,848

		33,745,257
Insurance: Property - Casualty – 8.7%
Endurance Specialty Holdings Ltd.	386,954	25,987,831
Essent Group Ltd.(1)	1,007,143	21,965,789
First American Financial Corp.	312,394	12,564,487
Validus Holdings Ltd.	212,750	10,337,522

		70,855,629
Leisure Time – 0.7%
The Madison Square Garden Co., Class A(1)	32,387	5,587,081

		5,587,081
Medical & Dental Instruments & Supplies – 2.3%
NuVasive, Inc.(1)	313,540	18,724,609

		18,724,609
Metals & Minerals: Diversified – 1.4%
Compass Minerals International, Inc.	152,232	11,294,092

		11,294,092
Oil Well Equipment & Services – 1.2%
Dril-Quip, Inc.(1)	81,780	4,778,406
RPC, Inc.(1)	298,340	4,633,220

		9,411,626
Oil: Crude Producers – 2.2%
Energen Corp.(1)	211,995	10,220,279
Kosmos Energy Ltd.(1)	1,332,134	7,260,130

		17,480,409
Pharmaceuticals – 1.9%
The Medicines Co.(1)	459,337	15,447,503

		15,447,503
Precious Metals & Minerals – 0.9%
Stillwater Mining Co.(1)	624,164	7,402,585

		7,402,585
Real Estate Investment Trusts – 9.3%
Ares Commercial Real Estate Corp.	809,146	9,944,405
Brandywine Realty Trust	665,590	11,181,912
Equity Commonwealth(1)	1,221,590	35,584,917

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	7

SCHEDULE OF INVESTMENTS — RS PARTNERS FUND

June 30, 2016 (unaudited)	Shares	Value
Real Estate Investment Trusts (continued)
Mack-Cali Realty Corp.	394,757	$10,658,439
Urban Edge Properties	283,750	8,472,775

		75,842,448
Rental & Leasing Services: Consumer – 1.7%
Avis Budget Group, Inc.(1)	436,460	14,067,106

		14,067,106
Restaurants – 4.0%
DineEquity, Inc.	242,200	20,533,716
The Wendy’s Co.	1,228,990	11,822,884

		32,356,600
Scientific Instruments: Pollution Control – 5.9%
Clean Harbors, Inc.(1)	395,263	20,597,155
Waste Connections, Inc.	382,984	27,593,997

		48,191,152
Specialty Retail – 0.8%
FTD Cos., Inc.(1)	251,785	6,284,554

		6,284,554
Utilities: Electrical – 4.8%
Avista Corp.	261,350	11,708,480
Black Hills Corp.	119,325	7,522,248
NorthWestern Corp.	158,020	9,966,321
PNM Resources, Inc.	274,490	9,727,926

		38,924,975
Utilities: Miscellaneous – 1.3%
Calpine Corp.(1)	738,216	10,888,686

		10,888,686
Total Common Stocks (Cost $648,186,696)		775,556,019

	Shares	Value
Convertible Preferred Stocks – 0.2%
Health Care – 0.2%
WellDoc, Inc., Series B(1)(2)(3)	1,634,120	1,999,999

		1,999,999
Total Convertible Preferred Stocks (Cost $1,999,999)		1,999,999

8	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS PARTNERS FUND

June 30, 2016 (unaudited)	Principal Amount	Value
Repurchase Agreements – 4.2%

Fixed Income Clearing Corp. Repurchase Agreement, 0.03%, dated 6/30/2016, maturity value of $34,357,029, due 7/1/2016(4)	$34,357,000	$34,357,000
Total Repurchase Agreements (Cost $34,357,000)		34,357,000
Total Investments - 99.8% (Cost $684,543,695)		811,913,018
Other Assets, Net - 0.2%		1,491,259
Total Net Assets - 100.0%		$813,404,277

(1)	Non-income-producing security.
(2)	Fair valued security. See 1a in Notes to Financial Statements.
(3)

Security is restricted and deemed illiquid by the investment adviser. Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Information concerning restricted and illiquid securities is as follows:

Security	Shares	Cost	Value	Acquisition Date	% of Fund’s Net Assets

WellDoc, Inc., Series B	1,634,120	$1,999,999	$1,999,999	2/29/2016	0.25%

(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value

U.S. Treasury Note	2.50%	5/15/2024	$35,045,494

The following is a summary of the inputs used as of June 30, 2016, in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 1a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total

Common Stocks	$775,556,019	$—	$—	$775,556,019

Convertible Preferred Stocks	—	—	1,999,999	1,999,999

Repurchase Agreements	—	34,357,000	—	34,357,000

Total	$775,556,019	$34,357,000	$1,999,999	$811,913,018

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	9

SCHEDULE OF INVESTMENTS — RS PARTNERS FUND

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investment in Securities (unaudited)

Balance as of 12/31/2015	$—

Change in unrealized appreciation/depreciation	—

Net realized gain	—

Purchases	1,999,999

Sales	—

Transfers into/out of Level 3	—

Balance as of 6/30/2016	$1,999,999

Security	Fair Value at 6/30/2016	Valuation Technique	Unobservable Input	Range of Unobservable Inputs

WellDoc, Inc., Series B	$1,999,999	Purchase price	Purchase price	$1.22 per share

10	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — RS VALUE FUND

June 30, 2016 (unaudited)	Shares	Value
Common Stocks – 94.2%
Advertising Agencies – 1.7%
Nielsen Holdings PLC	340,695	$17,705,919

		17,705,919
Banks: Diversified – 4.9%
Comerica, Inc.	462,140	19,007,818
Zions Bancorporation	1,240,919	31,184,295

		50,192,113
Chemicals: Diversified – 1.1%
Eastman Chemical Co.	136,631	9,277,245
Westlake Chemical Corp.	58,719	2,520,219

		11,797,464
Commercial Vehicles & Parts – 1.3%
Allison Transmission Holdings, Inc.	456,730	12,893,488

		12,893,488
Computer Services, Software & Systems – 5.5%
Cadence Design Systems, Inc.(1)	633,613	15,396,796
Check Point Software Technologies Ltd.(1)	188,840	15,046,771
Synopsys, Inc.(1)	489,991	26,498,713

		56,942,280
Consumer Electronics – 1.1%
Harman International Industries, Inc.	164,593	11,821,069

		11,821,069
Containers & Packaging – 5.1%
Crown Holdings, Inc.(1)	442,239	22,408,250
Sealed Air Corp.	443,881	20,405,210
WestRock Co.	255,090	9,915,348

		52,728,808
Diversified Financial Services – 1.4%
Raymond James Financial, Inc.	288,574	14,226,698

		14,226,698
Diversified Media – 7.7%
Liberty Broadband Corp., Class C(1)	611,127	36,667,620
Liberty SiriusXM Group, Class C(1)	1,363,948	42,105,075

		78,772,695
Diversified Retail – 4.8%
Liberty Interactive Corp. QVC Group, Class A(1)	1,948,610	49,436,236

		49,436,236

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	11

SCHEDULE OF INVESTMENTS — RS VALUE FUND

June 30, 2016 (unaudited)	Foreign Currency	Shares	Value
Financial Data & Systems – 3.1%
Fidelity National Information Services, Inc.		436,062	$32,129,048

			32,129,048
Foods – 3.4%
Pinnacle Foods, Inc.		754,765	34,938,072

			34,938,072
Gold – 0.7%
Goldcorp, Inc.		362,510	6,934,816

			6,934,816
Insurance: Multi-Line – 3.8%
Assurant, Inc.		452,690	39,071,674

			39,071,674
Insurance: Property - Casualty – 12.8%
Fairfax Financial Holdings Ltd.	CAD	59,869	32,244,782
FNF Group		623,124	23,367,150
The Progressive Corp.		1,315,342	44,063,957
Validus Holdings Ltd.		455,989	22,156,506
XL Group PLC		305,832	10,187,264

			132,019,659
Medical Equipment – 3.0%
Agilent Technologies, Inc.		685,075	30,389,927

			30,389,927
Metals & Minerals: Diversified – 0.7%
Compass Minerals International, Inc.		97,290	7,217,945

			7,217,945
Oil: Crude Producers – 5.8%
Concho Resources, Inc.(1)		143,677	17,136,356
Energen Corp.		241,958	11,664,795
EQT Corp.		82,380	6,378,683
Noble Energy, Inc.		673,885	24,172,255

			59,352,089
Pharmaceuticals – 4.9%
Allergan PLC(1)		176,980	40,898,308
Endo International PLC(1)		600,343	9,359,348

			50,257,656
Real Estate Investment Trusts – 8.7%
American Campus Communities, Inc.		118,575	6,269,060
American Capital Agency Corp.		152,200	3,016,604
AvalonBay Communities, Inc.		33,541	6,050,461
Equity Commonwealth(1)		1,407,783	41,008,719

12	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS VALUE FUND

June 30, 2016 (unaudited)	Shares	Value
Real Estate Investment Trusts (continued)
Iron Mountain, Inc.	614,598	$24,479,438
Vornado Realty Trust	80,450	8,054,654

		88,878,936
Real Estate Services – 0.5%
Jones Lang LaSalle, Inc.	52,050	5,072,273

		5,072,273
Restaurants – 3.4%
Aramark	1,033,970	34,555,277

		34,555,277
Scientific Instruments: Pollution Control – 1.6%
Clean Harbors, Inc.(1)	324,349	16,901,826

		16,901,826
Utilities: Electrical – 4.3%
DTE Energy Co.	148,445	14,713,868
WEC Energy Group, Inc.	228,635	14,929,866
Xcel Energy, Inc.	328,945	14,730,157

		44,373,891
Utilities: Gas Distributors – 1.5%
Atmos Energy Corp.	184,609	15,012,404

		15,012,404
Utilities: Miscellaneous – 1.4%
Calpine Corp.(1)	945,942	13,952,645

		13,952,645
Total Common Stocks (Cost $830,858,966)		967,574,908

	Principal Amount	Value
Repurchase Agreements – 6.7%

Fixed Income Clearing Corp. Repurchase Agreement, 0.03%, dated 6/30/2016, maturity value of $68,850,057, due 7/1/2016(2)	$68,850,000	68,850,000
Total Repurchase Agreements (Cost $68,850,000)		68,850,000
Total Investments - 100.9% (Cost $899,708,966)		1,036,424,908
Other Liabilities, Net - (0.9)%		(9,238,094)
Total Net Assets - 100.0%		$1,027,186,814

(1)	Non-income-producing security.

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	13

SCHEDULE OF INVESTMENTS — RS VALUE FUND

(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value

U.S. Treasury Inflation Indexed Note	0.25%	1/15/2025	$19,991,350

U.S. Treasury Note	2.50%	5/15/2024	50,235,694

Legend:

Foreign-Denominated Security

CAD — Canadian dollar

The following is a summary of the inputs used as of June 30, 2016, in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 1a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total

Common Stocks	$967,574,908	$—	$—	$967,574,908

Repurchase Agreements	—	68,850,000	—	68,850,000

Total	$967,574,908	$68,850,000	$—	$1,036,424,908

14	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — RS LARGE CAP ALPHA FUND

June 30, 2016 (unaudited)	Shares	Value
Common Stocks – 94.3%
Aerospace – 1.5%
General Dynamics Corp.	64,050	$8,918,322

		8,918,322
Asset Management & Custodian – 0.9%
Franklin Resources, Inc.	152,620	5,092,929

		5,092,929
Banks: Diversified – 4.9%
Comerica, Inc.	148,410	6,104,103
The PNC Financial Services Group, Inc.	112,420	9,149,864
Wells Fargo & Co.	288,350	13,647,606

		28,901,573
Cable Television Services – 3.4%
Charter Communications, Inc., Class A(1)	87,761	20,065,675

		20,065,675
Chemicals: Specialty – 2.1%
LyondellBasell Industries N.V., Class A	123,369	9,181,121
Praxair, Inc.	29,609	3,327,755

		12,508,876
Computer Services, Software & Systems – 11.2%
Alphabet, Inc., Class A(1)	38,630	27,177,364
Intuit, Inc.	70,080	7,821,629
Microsoft Corp.	608,180	31,120,570

		66,119,563
Containers & Packaging – 2.0%
Ball Corp.	166,420	12,030,502

		12,030,502
Diversified Financial Services – 4.8%
JPMorgan Chase & Co.	391,540	24,330,295
The Goldman Sachs Group, Inc.	28,236	4,195,305

		28,525,600
Diversified Manufacturing Operations – 1.6%
General Electric Co.	305,480	9,616,510

		9,616,510
Diversified Media – 2.7%
Twenty-First Century Fox, Inc., Class A	591,215	15,992,366

		15,992,366
Diversified Retail – 3.6%
Liberty Interactive Corp. QVC Group, Class A(1)	842,651	21,378,056

		21,378,056

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	15

SCHEDULE OF INVESTMENTS — RS LARGE CAP ALPHA FUND

June 30, 2016 (unaudited)	Shares	Value
Drug & Grocery Store Chains – 4.6%
CVS Health Corp.	283,765	$27,167,661

		27,167,661
Financial Data & Systems – 2.7%
American Express Co.	265,520	16,132,995

		16,132,995
Foods – 2.8%
Mondelez International, Inc., Class A	367,770	16,737,213

		16,737,213
Gas Pipeline – 1.5%
Enterprise Products Partners L.P.	312,590	9,146,383

		9,146,383
Health Care Management Services – 1.9%
UnitedHealth Group, Inc.	78,915	11,142,798

		11,142,798
Insurance: Life – 3.5%
Aflac, Inc.	291,220	21,014,435

		21,014,435
Insurance: Multi-Line – 1.0%
The Hartford Financial Services Group, Inc.	134,010	5,947,364

		5,947,364
Insurance: Property - Casualty – 8.3%
FNF Group	185,890	6,970,875
The Progressive Corp.	916,930	30,717,155
XL Group PLC	349,910	11,655,502

		49,343,532
Medical Equipment – 3.4%
Agilent Technologies, Inc.	461,300	20,463,268

		20,463,268
Oil Well Equipment & Services – 1.1%
Schlumberger Ltd.	81,560	6,449,765

		6,449,765
Oil: Crude Producers – 4.5%
EOG Resources, Inc.	163,359	13,627,408
Noble Energy, Inc.	355,570	12,754,296

		26,381,704
Oil: Integrated – 5.6%
Chevron Corp.	249,025	26,105,291
Exxon Mobil Corp.	72,720	6,816,773

		32,922,064

16	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS LARGE CAP ALPHA FUND

June 30, 2016 (unaudited)	Shares	Value
Pharmaceuticals – 7.5%
Allergan PLC(1)	89,304	$20,637,261
Bristol-Myers Squibb Co.	139,440	10,255,812
Endo International PLC(1)	280,610	4,374,710
Pfizer, Inc.	252,465	8,889,293

		44,157,076
Radio & TV Broadcasters – 3.9%
Sirius XM Holdings, Inc.(1)	5,797,200	22,898,940

		22,898,940
Railroads – 1.6%
Union Pacific Corp.	105,830	9,233,668

		9,233,668
Utilities: Electrical – 1.7%
Edison International	127,930	9,936,323

		9,936,323
Total Common Stocks (Cost $480,260,985)		558,225,161

	Principal Amount	Value
Repurchase Agreements – 5.8%

Fixed Income Clearing Corp. Repurchase Agreement, 0.03%, dated 6/30/2016, maturity value of $34,083,028, due 7/1/2016(2)	$34,083,000	34,083,000
Total Repurchase Agreements (Cost $34,083,000)		34,083,000
Total Investments - 100.1% (Cost $514,343,985)		592,308,161
Other Liabilities, Net - (0.1)%		(607,306)
Total Net Assets - 100.0%		$591,700,855

(1)	Non-income-producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value

U.S. Treasury Note	2.50%	5/15/2024	$34,767,225

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	17

SCHEDULE OF INVESTMENTS — RS LARGE CAP ALPHA FUND

The following is a summary of the inputs used as of June 30, 2016, in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 1a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total

Common Stocks	$558,225,161	$—	$—	$558,225,161

Repurchase Agreements	—	34,083,000	—	34,083,000

Total	$558,225,161	$34,083,000	$—	$592,308,161

18	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — RS INVESTORS FUND

June 30, 2016 (unaudited)	Foreign Currency	Shares	Value
Common Stocks – 96.3%
Banks: Diversified – 3.0%
Zions Bancorporation		153,499	$3,857,430

			3,857,430
Computer Services, Software & Systems – 11.0%
Alphabet, Inc., Class A(1)		8,602	6,051,765
CommVault Systems, Inc.(1)		30,000	1,295,700
Microsoft Corp.		129,510	6,627,027

			13,974,492
Containers & Packaging – 6.2%
Sealed Air Corp.		170,345	7,830,760

			7,830,760
Diversified Financial Services – 3.7%
JPMorgan Chase & Co.		75,280	4,677,899

			4,677,899
Diversified Media – 5.9%
Liberty Broadband Corp., Class C(1)		66,980	4,018,800
Twenty-First Century Fox, Inc., Class A		127,380	3,445,629

			7,464,429
Diversified Retail – 6.2%
Liberty Interactive Corp. QVC Group, Class A(1)		312,000	7,915,440

			7,915,440
Drug & Grocery Store Chains – 3.8%
CVS Health Corp.		49,920	4,779,341

			4,779,341
Financial Data & Systems – 4.8%
Fidelity National Information Services, Inc.		83,800	6,174,384

			6,174,384
Foods – 4.9%
Pinnacle Foods, Inc.		134,510	6,226,468

			6,226,468
Insurance: Multi-Line – 3.5%
Assurant, Inc.		52,360	4,519,192

			4,519,192
Insurance: Property - Casualty – 13.3%
Fairfax Financial Holdings Ltd.	CAD	8,560	4,610,321
FNF Group		125,940	4,722,750
The Progressive Corp.		167,140	5,599,190
XL Group PLC		58,090	1,934,978

			16,867,239

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	19

SCHEDULE OF INVESTMENTS — RS INVESTORS FUND

June 30, 2016 (unaudited)	Shares	Value
Medical Equipment – 3.6%
Agilent Technologies, Inc.	102,690	$4,555,328

		4,555,328
Oil: Crude Producers – 3.5%
EOG Resources, Inc.	53,840	4,491,333

		4,491,333
Oil: Integrated – 3.6%
Chevron Corp.	43,640	4,574,781

		4,574,781
Pharmaceuticals – 7.4%
Allergan PLC(1)	30,693	7,092,845
Pfizer, Inc.	65,470	2,305,199

		9,398,044
Real Estate Investment Trusts – 7.7%
Equity Commonwealth(1)	219,810	6,403,065
Iron Mountain, Inc.	86,161	3,431,793

		9,834,858
Restaurants – 4.2%
Aramark	160,370	5,359,565

		5,359,565
Total Common Stocks (Cost $105,641,196)		122,500,983

	Principal Amount	Value
Repurchase Agreements – 4.4%

Fixed Income Clearing Corp. Repurchase Agreement, 0.03%, dated 6/30/2016, maturity value of $5,632,005, due 7/1/2016(2)	$5,632,000	5,632,000
Total Repurchase Agreements (Cost $5,632,000)		5,632,000
Total Investments - 100.7% (Cost $111,273,196)		128,132,983
Other Liabilities, Net - (0.7)%		(842,822)
Total Net Assets - 100.0%		$127,290,161

(1)	Non-income-producing security.

20	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS INVESTORS FUND

(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value

U.S. Treasury Note	2.50%	5/15/2024	$5,745,431

Legend:

Foreign-Denominated Security

CAD – Canadian Dollar

The following is a summary of the inputs used as of June 30, 2016, in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 1a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total

Common Stocks	$122,500,983	$—	$—	$122,500,983

Repurchase Agreements	—	5,632,000	—	5,632,000

Total	$122,500,983	$5,632,000	$—	$128,132,983

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	21

SCHEDULE OF INVESTMENTS — RS GLOBAL NATURAL RESOURCES FUND

June 30, 2016 (unaudited)	Foreign Currency	Shares	Value
Common Stocks – 94.6%
Chemicals: Diversified – 10.6%
Sociedad Quimica y Minera de Chile S.A., ADR		8,742,847	$216,123,178

			216,123,178
Copper – 11.4%
First Quantum Minerals Ltd.	CAD	26,203,086	183,956,028
HudBay Minerals, Inc.		8,371,325	40,014,933
Taseko Mines Ltd.(1)(2)		20,330,891	9,962,137

			233,933,098
Metals & Minerals: Diversified – 21.5%
Iluka Resources Ltd.	AUD	14,767,276	72,242,494
Mineral Resources Ltd.(2)	AUD	12,633,657	79,444,067
Turquoise Hill Resources Ltd.(1)		85,351,904	288,489,436

			440,175,997
Oil: Crude Producers – 51.1%
Antero Resources Corp.(1)		3,589,528	93,255,937
Cabot Oil & Gas Corp.		3,871,147	99,643,324
Denbury Resources, Inc.(2)		19,613,509	70,412,497
Kosmos Energy Ltd.(1)		12,274,181	66,894,287
Laredo Petroleum, Inc.(1)		9,183,111	96,239,003
Noble Energy, Inc.		2,666,058	95,631,501
Ophir Energy PLC(1)	GBP	34,255,587	36,060,406
Painted Pony Petroleum Ltd.(1)	CAD	4,716,013	27,669,320
Peyto Exploration & Development Corp.	CAD	2,605,269	69,933,611
Range Resources Corp.		3,022,458	130,388,838
Southwestern Energy Co.(1)		11,862,187	149,226,313
Tourmaline Oil Corp.(1)	CAD	2,759,000	72,629,428
Whitecap Resources, Inc.	CAD	4,830,275	36,938,827

			1,044,923,292
Total Common Stocks (Cost $2,725,631,581)			1,935,155,565

22	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS GLOBAL NATURAL RESOURCES FUND

June 30, 2016 (unaudited)	Principal Amount	Value
Repurchase Agreements – 5.2%

Fixed Income Clearing Corp. Repurchase Agreement, 0.03%, dated 6/30/2016, maturity value of $106,196,089, due 7/1/2016(3)	$106,196,000	$106,196,000
Total Repurchase Agreements (Cost $106,196,000)		106,196,000
Total Investments - 99.8% (Cost $2,831,827,581)		2,041,351,565
Other Assets, Net - 0.2%		3,887,658
Total Net Assets - 100.0%		$2,045,239,223

(1)	Non-income producing security.
(2)	Affiliated issuer. See 2d in Notes to Financial Statements.
(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value

U.S. Treasury Inflation Indexed Note	0.25%	1/15/2025	$66,988,469

U.S. Treasury Note	2.125%	5/15/2025	41,335,687

Legend:

ADR – American Depositary Receipt.

Foreign-Denominated Security

AUD – Australian Dollar

CAD – Canadian Dollar

GBP – Great British Pound

The following is a summary of the inputs used as of June 30, 2016, in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 1a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total

Common Stocks	$1,747,408,598	$187,746,967	$—	$1,935,155,565

Repurchase Agreements	—	106,196,000	—	106,196,000

Total	$1,747,408,598	$293,942,967	$—	$2,041,351,565

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	23

FINANCIAL INFORMATION

Statements of Assets and Liabilities As of June 30, 2016 (unaudited)	RS Partners
Assets
Investments in unaffiliated issuers, at value	$811,913,018
Investments in affiliated issuers, at value	—

Investments in securities, at value	811,913,018
Cash	560
Foreign currency, at value	—
Receivable for investments sold	7,900,596
Dividends/interest receivable	808,895
Receivable for fund shares subscribed	131,326
Prepaid expenses	39,926

Total Assets	820,794,321

Liabilities
Payable for fund shares redeemed	5,965,477
Payable to adviser	620,382
Payable for investments purchased	351,129
Accrued trustees’ fees	11,345
Payable to distributor	8,302
Accrued expenses/other liabilities	433,409

Total Liabilities	7,390,044

Total Net Assets	$813,404,277

Net Assets Consist of:
Paid-in capital	$702,912,768
Accumulated net investment income/(loss)	(391,460)
Accumulated net realized gain/(loss) from investments and foreign currency transactions	(16,486,354)
Net unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	127,369,323

Total Net Assets	$813,404,277

Investments in Unaffiliated Issuers, at Cost	$684,543,695

Investments in Affiliated Issuers, at Cost	$—

Foreign Currency, at Cost	$—

Pricing of Shares
Net Assets:
Class A	$408,143,402
Class C	—
Class K	2,423,886
Class Y	402,836,989
Shares of Beneficial Interest Outstanding with No Par Value:
Class A	14,262,908
Class C	—
Class K	89,228
Class Y	13,621,818
Net Asset Value Per Share:
Class A	$28.62
Class C	—
Class K	27.17
Class Y	29.57
Sales Charge Class A (Load)	4.75%
Maximum Offering Price Per Class A Share	$30.05

24	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

RS Value	RS Large Cap Alpha	RS Investors	RS Global Natural Resources

$1,036,424,908	$592,308,161	$128,132,983	$1,881,532,864
—	—	—	159,818,701

1,036,424,908	592,308,161	128,132,983	2,041,351,565
242	718	724	665
—	—	—	20,881
—	—	718,961	8,458,691
784,020	511,580	46,114	262,681
852,981	61,956	9,042	1,579,188
46,624	30,598	28,497	53,311

1,038,108,775	592,913,013	128,936,321	2,051,726,982

1,551,731	742,026	203,754	4,039,445
673,580	242,315	84,995	1,747,016
8,304,037	—	1,280,247	34
19,770	11,669	1,478	18,416
8,009	13,343	2,165	12,755
364,834	202,805	73,521	670,093

10,921,961	1,212,158	1,646,160	6,487,759

$1,027,186,814	$591,700,855	$127,290,161	$2,045,239,223

$909,779,145	$502,151,171	$128,041,609	$3,629,497,448
2,051,432	2,682,234	136,575	(967,470)

(21,359,705)	8,903,274	(17,747,810)	(792,818,273)

136,715,942	77,964,176	16,859,787	(790,472,482)

$1,027,186,814	$591,700,855	$127,290,161	$2,045,239,223

$899,708,966	$514,343,985	$111,273,196	$2,471,111,723

$—	$—	$—	$360,715,858

$—	$—	$—	$20,743

$309,903,767	$517,957,851	$33,987,631	$482,703,615
22,054,968	30,841,485	17,605,815	33,719,528
1,594,462	11,581,825	1,693,412	4,979,966
693,633,617	31,319,694	74,003,303	1,523,836,114

10,655,626	10,242,215	2,673,449	22,496,635
808,204	681,634	1,479,158	1,703,208
56,590	229,686	141,373	242,913
23,624,762	620,728	5,753,115	68,838,404

$29.08	$50.57	$12.71	$21.46
27.29	45.25	11.90	19.80
28.18	50.42	11.98	20.50
29.36	50.46	12.86	22.14
4.75%	4.75%	4.75%	4.75%
$30.53	$53.09	$13.34	$22.53

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	25

FINANCIAL INFORMATION

Statements of Operations For the Six-Month Period Ended June 30, 2016 (unaudited)	RS Partners
Investment Income
Dividends	$5,170,596
Dividends from affiliated issuers	—
Interest	8,116
Other income[1]	—
Withholding taxes on foreign dividends	—

Total Investment Income	5,178,712

Expenses
Investment advisory fees	4,341,997
Transfer agent fees	807,045
Distribution fees	537,197
Professional fees	84,073
Shareholder reports	69,043
Administrative service fees	45,306
Trustees’ fees	41,293
Custodian fees	35,540
Registration fees	26,456
Insurance expense	21,152
Other expenses	19,654

Total Expenses	6,028,756

Less: Fee waiver by adviser	(458,584)

Total Expenses, Net	5,570,172

Net Investment Income/(Loss)	(391,460)

Realized Gain/(Loss) and Change in Unrealized Appreciation/Depreciation on Investments and Foreign Currency Transactions
Net realized gain/(loss) from investments	16,950,530
Net realized loss from investments in affiliated issuers	—
Net realized gain/(loss) from foreign currency transactions	—
Net change in unrealized appreciation/depreciation on investments	29,647,172
Net change in unrealized appreciation/depreciation on investments in affiliated issuers	—
Net change in unrealized appreciation/depreciation on translation of assets and liabilities in foreign currencies	—

Net Gain/(Loss) on Investments and Foreign Currency Transactions	46,597,702

Net Increase/(Decrease) in Net Assets Resulting from Operations	$46,206,242

[1]	See 2e in Notes to Financial Statements.

26	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

RS Value	RS Large Cap Alpha	RS Investors	RS Global Natural Resources

$8,096,954	$5,478,091	$951,253	$10,745,986
—	—	—	770,495
8,419	7,359	1,197	16,126
—	—	27,150	—
(82,579)	—	—	(1,433,908)

8,022,794	5,485,450	979,600	10,098,699

4,383,482	1,483,835	659,077	8,785,906
1,022,422	269,420	81,071	1,050,456
519,968	844,574	142,535	653,058
83,887	51,034	26,406	142,119
80,160	26,205	8,667	103,897
50,182	28,995	7,386	84,847
41,791	23,421	5,826	78,006
34,969	25,101	18,195	69,228
44,389	30,443	31,282	52,597
17,184	9,501	2,912	40,093
17,356	10,687	3,427	37,925

6,295,790	2,803,216	986,784	11,098,132

(324,428)	—	(143,759)	(163,679)

5,971,362	2,803,216	843,025	10,934,453

2,051,432	2,682,234	136,575	(835,754)

3,997,709	10,561,463	3,966,324	(50,781,353)
—	—	—	(13,908,711)
51,552	—	(41,448)	22,722
19,392,924	(19,177,080)	(1,514,077)	579,266,330

—	—	—	90,591,342

—	—	—	(4,721)

23,442,185	(8,615,617)	2,410,799	605,185,609

$25,493,617	$(5,933,383)	$2,547,374	$604,349,855

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	27

FINANCIAL INFORMATION

Statements of Changes in Net Assets Six-Months-Ended Numbers are unaudited	RS Partners

	For the Six Months Ended 6/30/16	For the Year Ended 12/31/15

Operations
Net investment income/(loss)	$(391,460)	$(2,703,891)
Net realized gain from investments and foreign currency transactions	16,950,530	4,140,664
Net change in unrealized appreciation/depreciation on investments	29,647,172	(150,800,121)

Net Increase/(Decrease) in Net Assets Resulting from Operations	46,206,242	(149,363,348)

Distributions to Shareholders
Net investment income
Class A	—	—
Class C	—	—
Class K	—	—
Class Y	—	—
Net realized gain on investments
Class A	—	(15,050,367)
Class C	—	—
Class K	—	(88,285)
Class Y	—	(16,395,825)

Total Distributions	—	(31,534,477)

Capital Share Transactions
Proceeds from sales of shares	38,907,437	134,727,274
Reinvestment of distributions	—	30,476,104
Cost of shares redeemed	(292,391,157)	(698,885,729)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(253,483,720)	(533,682,351)

Net Decrease in Net Assets	(207,277,478)	(714,580,176)

Net Assets
Beginning of period	1,020,681,755	1,735,261,931

End of period	$813,404,277	$1,020,681,755

Accumulated Net Investment Income/(Loss) Included in Net Assets	$(391,460)	$—

Other Information:
Shares
Sold	1,450,479	4,437,999
Reinvested	—	1,112,907
Redeemed	(10,815,371)	(23,256,730)

Net Decrease	(9,364,892)	(17,705,824)

28	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

RS Value		RS Large Cap Alpha

For the Six Months Ended 6/30/16	For the Year Ended 12/31/15	For the Six Months Ended 6/30/16	For the Year Ended 12/31/15

$2,051,432	$(1,736,195)	$2,682,234	$5,630,471
4,049,261	46,718,987	10,561,463	38,284,476
19,392,924	(122,715,364)	(19,177,080)	(61,779,119)

25,493,617	(77,732,572)	(5,933,383)	(17,864,172)

—	—	—	(5,503,727)
—	—	—	(101,246)
—	—	—	(69,499)
—	—	—	(382,925)

—	(30,829,574)	—	(62,831,909)
—	(2,262,752)	—	(4,222,486)
—	(304,174)	—	(1,427,567)
—	(62,284,716)	—	(3,641,594)

—	(95,681,216)	—	(78,180,953)

56,850,735	272,992,600	18,554,477	48,312,987
—	93,119,778	—	74,229,818
(160,247,539)	(376,149,606)	(54,796,547)	(266,450,964)

(103,396,804)	(10,037,228)	(36,242,070)	(143,908,159)

(77,903,187)	(183,451,016)	(42,175,453)	(239,953,284)

1,105,090,001	1,288,541,017	633,876,308	873,829,592

$1,027,186,814	$1,105,090,001	$591,700,855	$633,876,308

$2,051,432	$—	$2,682,234	$—

2,037,073	8,059,990	381,814	841,672
—	3,299,804	—	1,472,734
(5,741,335)	(11,411,914)	(1,117,522)	(4,622,923)

(3,704,262)	(52,120)	(735,708)	(2,308,517)

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	29

FINANCIAL INFORMATION

Statements of Changes in Net Assets (continued) Six-Months-Ended Numbers are unaudited	RS Investors

	For the Six Months Ended 6/30/16	For the Year Ended 12/31/15

Operations
Net investment income/(loss)	$136,575	$(466,101)
Net realized gain/(loss) from investments and foreign currency transactions	3,924,876	(13,497,065)
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities in foreign currencies	(1,514,077)	6,644,824

Net Increase/(Decrease) in Net Assets Resulting from Operations	2,547,374	(7,318,342)

Capital Share Transactions
Proceeds from sales of shares	7,423,800	31,977,200
Cost of shares redeemed	(27,951,544)	(123,271,631)
Cost of shares redeemed in-kind	—	—

Net Decrease in Net Assets Resulting from Capital Share Transactions	(20,527,744)	(91,294,431)

Net Increase/(Decrease) in Net Assets	(17,980,370)	(98,612,773)

Net Assets
Beginning of period	145,270,531	243,883,304

End of period	$127,290,161	$145,270,531

Accumulated Net Investment Income/(Loss) Included in Net Assets	$136,575	$—

Other Information:
Shares
Sold	617,949	2,516,623
Redeemed	(2,323,188)	(9,662,523)
Redeemed in-kind	—	—

Net Decrease	(1,705,239)	(7,145,900)

30	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

RS Global Natural Resources

For the Six Months Ended 6/30/16	For the Year Ended 12/31/15

$(835,754)	$(7,807,682)
(64,667,342)	(456,285,938)
669,852,951	(670,536,630)

604,349,855	(1,134,630,250)

360,590,881	1,206,562,473
(456,817,328)	(1,408,848,621)
—	(44,647,225)

(96,226,447)	(246,933,373)

508,123,408	(1,381,563,623)

1,537,115,815	2,918,679,438

$2,045,239,223	$1,537,115,815

$(967,470)	$(131,716)

21,620,347	54,200,389
(26,463,811)	(69,663,144)
—	(1,879,092)

(4,843,464)	(17,341,847)

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	31

FINANCIAL INFORMATION

The Financial Highlights table is intended to help you understand each Fund’s financial performance for past six reporting periods. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all distributions).

Financial Highlights Six-Months-Ended Numbers are unaudited
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains
RS Partners Fund
Class A
Six Months Ended 6/30/16[1]	$26.89	$(0.03)[2]	$1.76	$1.73	$—	$—
Year Ended 12/31/15	31.08	(0.11)[2]	(3.22)	(3.33)	—	(0.86)
Year Ended 12/31/14	40.09	(0.14)[2]	(1.52)	(1.66)	—	(7.35)
Year Ended 12/31/13	31.93	(0.15)	13.48	13.33	—	(5.17)
Year Ended 12/31/12	29.28	(0.09)	5.74	5.65	—	(3.00)
Year Ended 12/31/11	33.09	(0.27)	(2.28)	(2.55)	—	(1.26)

Class K
Six Months Ended 6/30/16[1]	$25.57	$(0.07)[2]	$1.67	$1.60	$—	$—
Year Ended 12/31/15	29.72	(0.21)[2]	(3.08)	(3.29)	—	(0.86)
Year Ended 12/31/14	38.82	(0.25)[2]	(1.50)	(1.75)	—	(7.35)
Year Ended 12/31/13	31.14	(0.18)	13.03	12.85	—	(5.17)
Year Ended 12/31/12	28.75	(0.39)	5.78	5.39	—	(3.00)
Year Ended 12/31/11	32.67	(0.51)	(2.15)	(2.66)	—	(1.26)

Class Y
Six Months Ended 6/30/16[1]	$27.75	$0.01 [2]	$1.81	$1.82	$—	$—
Year Ended 12/31/15	31.95	(0.02)[2]	(3.32)	(3.34)	—	(0.86)
Year Ended 12/31/14	40.86	0.01 [2]	(1.57)	(1.56)	—	(7.35)
Year Ended 12/31/13	32.38	(0.06)	13.75	13.69	(0.04)	(5.17)
Year Ended 12/31/12	29.58	0.02	5.78	5.80	—	(3.00)
Year Ended 12/31/11	33.31	(0.16)	(2.31)	(2.47)	—	(1.26)

See notes to Financial Highlights on pages 40-41.

32	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

Total Distributions	Net Asset Value, End of Period	Total Return[3]	Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[4]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income/ (Loss) to Average Net Assets[4]	Gross Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$—	$28.62	6.43%	$408,143	1.45%	1.55%	(0.25)%	(0.35)%	24%
(0.86)	26.89	(10.74)%	475,722	1.42%	1.42%	(0.35)%	(0.35)%	42%
(7.35)	31.08	(3.85)%	827,108	1.45%	1.55%	(0.35)%	(0.45)%	47%
(5.17)	40.09	42.15%	1,335,819	1.45%	1.51%	(0.39)%	(0.45)%	49%
(3.00)	31.93	19.39%	1,137,349	1.45%	1.48%	(0.21)%	(0.24)%	39%
(1.26)	29.28	(7.59)%	1,290,313	1.47%	1.47%	(0.77)%	(0.77)%	40%

$—	$27.17	6.26%	$2,424	1.81%	1.88%	(0.59)%	(0.66)%	24%
(0.86)	25.57	(11.09)%	2,365	1.81%	1.81%	(0.74)%	(0.74)%	42%
(7.35)	29.72	(4.21)%	4,321	1.80%	1.88%	(0.66)%	(0.74)%	47%
(5.17)	38.82	41.68%	4,920	1.79%	1.85%	(0.73)%	(0.79)%	49%
(3.00)	31.14	18.84%	3,770	1.90%	1.93%	(0.65)%	(0.68)%	39%
(1.26)	28.75	(8.03)%	3,976	1.96%	1.96%	(1.25)%	(1.25)%	40%

$—	$29.57	6.56%	$402,837	1.12%	1.24%	0.07%	(0.05)%	24%
(0.86)	27.75	(10.47)%	542,595	1.12%	1.18%	(0.05)%	(0.11)%	42%
(7.35)	31.95	(3.53)%	903,833	1.11%	1.18%	0.04%	(0.03)%	47%
(5.21)	40.86	42.68%	969,934	1.11%	1.17%	(0.04)%	(0.10)%	49%
(3.00)	32.38	19.70%	619,450	1.16%	1.19%	0.13%	0.10%	39%
(1.26)	29.58	(7.30)%	507,063	1.18%	1.18%	(0.47)%	(0.47)%	40%

See notes to Financial Highlights on pages 40-41.

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	33

FINANCIAL INFORMATION

Financial Highlights (continued) Six-Months-Ended Numbers are unaudited
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains
RS Value Fund
Class A
Six Months Ended 6/30/16[1]	$28.33	$0.04 [2]	$0.71	$0.75	$—	$—
Year Ended 12/31/15	33.04	(0.08)[2]	(1.98)	(2.06)	—	(2.65)
Year Ended 12/31/14	34.76	0.25 [2]	3.71	3.96	(0.36)	(5.32)
Year Ended 12/31/13	25.93	(0.07)	9.82	9.75	(0.06)	(0.86)
Year Ended 12/31/12	23.04	0.26	2.92	3.18	(0.29)	—
Year Ended 12/31/11	25.91	(0.14)	(2.73)	(2.87)	—	—

Class C
Six Months Ended 6/30/16[1]	$26.69	$(0.07)[2]	$0.67	$0.60	$—	$—
Year Ended 12/31/15	31.54	(0.32)[2]	(1.88)	(2.20)	—	(2.65)
Year Ended 12/31/14	33.47	— [2,5]	3.52	3.52	(0.13)	(5.32)
Year Ended 12/31/13	25.13	(0.35)	9.55	9.20	—	(0.86)
Year Ended 12/31/12	22.35	(0.04)	2.94	2.90	(0.12)	—
Year Ended 12/31/11	25.33	(0.27)	(2.71)	(2.98)	—	—

Class K
Six Months Ended 6/30/16[1]	$27.51	$(0.02)[2]	$0.69	$0.67	$—	$—
Year Ended 12/31/15	32.29	(0.21)[2]	(1.92)	(2.13)	—	(2.65)
Year Ended 12/31/14	34.15	0.13 [2]	3.60	3.73	(0.27)	(5.32)
Year Ended 12/31/13	25.54	(0.31)	9.78	9.47	—	(0.86)
Year Ended 12/31/12	22.73	0.21	2.83	3.04	(0.23)	—
Year Ended 12/31/11	25.66	(0.16)	(2.77)	(2.93)	—	—

Class Y
Six Months Ended 6/30/16[1]	$28.57	$0.07 [2]	$0.72	$0.79	$—	$—
Year Ended 12/31/15	33.23	(0.02)[2]	(1.99)	(2.01)	—	(2.65)
Year Ended 12/31/14	34.99	0.38 [2]	3.69	4.07	(0.51)	(5.32)
Year Ended 12/31/13	26.09	0.02	9.88	9.90	(0.14)	(0.86)
Year Ended 12/31/12	23.19	0.43	2.84	3.27	(0.37)	—
Year Ended 12/31/11	26.01	(0.02)	(2.80)	(2.82)	—	—

See notes to Financial Highlights on pages 40-41.

34	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

Total Distributions	Net Asset Value, End of Period	Total Return[3]	Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[4]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income/ (Loss) to Average Net Assets[4]	Gross Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$—	$29.08	2.65%	$309,904	1.30%	1.33%	0.26%	0.23%	25%
(2.65)	28.33	(6.18)%	352,205	1.26%	1.26%	(0.24)%	(0.24)%	55%
(5.68)	33.04	11.60%	432,082	1.29%	1.35%	0.71%	0.65%	56%
(0.92)	34.76	37.68%	642,364	1.28%	1.35%	(0.17)%	(0.24)%	48%
(0.29)	25.93	13.83%	584,056	1.28%	1.37%	0.94%	0.85%	58%
—	23.04	(11.08)%	805,042	1.28%	1.31%	(0.35)%	(0.38)%	40%

$—	$27.29	2.25%	$22,055	2.07%	2.08%	(0.51)%	(0.52)%	25%
(2.65)	26.69	(6.92)%	24,714	2.04%	2.04%	(1.03)%	(1.03)%	55%
(5.45)	31.54	10.75%	30,568	2.06%	2.11%	0.00%[6]	(0.05)%	56%
(0.86)	33.47	36.69%	30,534	2.03%	2.11%	(0.92)%	(1.00)%	48%
(0.12)	25.13	12.98%	25,402	2.03%	2.11%	0.28%	0.20%	58%
—	22.35	(11.76)%	27,851	2.03%	2.10%	(1.07)%	(1.14)%	40%

$—	$28.18	2.44%	$1,594	1.69%	1.70%	(0.13)%	(0.14)%	25%
(2.65)	27.51	(6.54)%	3,456	1.65%	1.65%	(0.64)%	(0.64)%	55%
(5.59)	32.29	11.15%	4,412	1.69%	1.73%	0.37%	0.33%	56%
(0.86)	34.15	37.16%	3,948	1.68%	1.70%	(0.55)%	(0.57)%	48%
(0.23)	25.54	13.38%	4,116	1.68%	1.74%	0.71%	0.65%	58%
—	22.73	(11.42)%	3,184	1.68%	1.81%	(0.71)%	(0.84)%	40%

$—	$29.36	2.77%	$693,634	1.06%	1.14%	0.50%	0.42%	25%
(2.65)	28.57	(5.99)%	724,715	1.06%	1.11%	(0.05)%	(0.10)%	55%
(5.83)	33.23	11.85%	821,479	1.05%	1.11%	1.05%	0.99%	56%
(1.00)	34.99	38.05%	643,582	1.03%	1.14%	0.08%	(0.03)%	48%
(0.37)	26.09	14.12%	469,314	1.03%	1.12%	1.23%	1.14%	58%
—	23.19	(10.84)%	613,636	1.03%	1.14%	(0.06)%	(0.17)%	40%

See notes to Financial Highlights on pages 40-41.

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	35

FINANCIAL INFORMATION

Financial Highlights (continued) Six-Months-Ended Numbers are unaudited
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)		Net Realized and Unrealized Gain/(Loss)	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains	Total Distributions
RS Large Cap Alpha Fund
Class A
Six Months Ended 6/30/16[1]	$50.98	$0.23	[2]	$(0.64)	$(0.41)	$—	$—	$—
Year Ended 12/31/15	59.25	0.50	[2]	(1.74)	(1.24)	(0.57)	(6.46)	(7.03)
Year Ended 12/31/14	59.06	0.55	[2]	7.13	7.68	(0.55)	(6.94)	(7.49)
Year Ended 12/31/13	43.95	0.45	[2]	16.28	16.73	(0.47)	(1.15)	(1.62)
Year Ended 12/31/12	38.48	0.67	[2]	5.58	6.25	(0.78)	—	(0.78)
Year Ended 12/31/11	42.51	0.24	[2]	(4.09)	(3.85)	(0.23)	—	(0.23)

Class C
Six Months Ended 6/30/16[1]	$45.80	$0.03	[2]	$(0.58)	$(0.55)	$—	$—	$—
Year Ended 12/31/15	53.96	0.03	[2]	(1.58)	(1.55)	(0.15)	(6.46)	(6.61)
Year Ended 12/31/14	54.43	0.04	[2]	6.53	6.57	(0.10)	(6.94)	(7.04)
Year Ended 12/31/13	40.66	0.02	[2]	15.01	15.03	(0.11)	(1.15)	(1.26)
Year Ended 12/31/12	35.63	0.30	[2]	5.17	5.47	(0.44)	—	(0.44)
Year Ended 12/31/11	39.44	(0.08)[2]		(3.78)	(3.86)	—	—	—

Class K
Six Months Ended 6/30/16[1]	$50.93	$0.14	[2]	$(0.65)	$(0.51)	$—	$—	$—
Year Ended 12/31/15	59.15	0.29	[2]	(1.74)	(1.45)	(0.31)	(6.46)	(6.77)
Year Ended 12/31/14	58.97	0.31	[2]	7.09	7.40	(0.28)	(6.94)	(7.22)
Year Ended 12/31/13	43.88	0.25	[2]	16.23	16.48	(0.24)	(1.15)	(1.39)
Year Ended 12/31/12	38.42	0.53	[2]	5.55	6.08	(0.62)	—	(0.62)
Year Ended 12/31/11	42.35	0.06	[2]	(4.04)	(3.98)	—	—	—

Class Y
Six Months Ended 6/30/16[1]	$50.82	$0.28	[2]	$(0.64)	$(0.36)	$—	$—	$—
Year Ended 12/31/15	59.08	0.62	[2]	(1.74)	(1.12)	(0.68)	(6.46)	(7.14)
Year Ended 12/31/14	58.92	0.71	[2]	7.10	7.81	(0.71)	(6.94)	(7.65)
Year Ended 12/31/13	43.83	0.59	[2]	16.27	16.86	(0.62)	(1.15)	(1.77)
Year Ended 12/31/12	38.38	0.77	[2]	5.59	6.36	(0.91)	—	(0.91)
Year Ended 12/31/11	42.46	0.38	[2]	(4.12)	(3.74)	(0.39)	—	(0.39)

See notes to Financial Highlights on pages 40-41.

36	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

Increase from Regulatory Settlements	Net Asset Value, End of Period	Total Return[3]		Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[4]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income/ (Loss) to Average Net Assets[4]	Gross Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$—	$50.57	(0.80)%		$517,958	0.91%	0.91%	0.94%	0.94%	31%
—	50.98	(2.03)%		556,204	0.89%	0.89%	0.86%	0.86%	39%
—	59.25	13.08%		630,654	0.92%	0.92%	0.89%	0.89%	60%
—	59.06	38.17%		618,893	0.92%	0.92%	0.86%	0.86%	48%
—	43.95	16.26%		491,082	0.98%	0.98%	1.59%	1.59%	51%
0.05	38.48	(8.92)%	[7]	485,820	0.92%	0.92%	0.58%	0.58%	41%

$—	$45.25	(1.20)%		$30,841	1.70%	1.70%	0.15%	0.15%	31%
—	45.80	(2.80)%		33,608	1.69%	1.69%	0.06%	0.06%	39%
—	53.96	12.15%		36,868	1.73%	1.73%	0.08%	0.08%	60%
—	54.43	37.06%		34,506	1.74%	1.74%	0.04%	0.04%	48%
—	40.66	15.37%		23,824	1.75%	1.75%	0.78%	0.78%	51%
0.05	35.63	(9.66)%	[7]	27,323	1.69%	1.69%	(0.22)%	(0.22)%	41%

$—	$50.42	(1.00)%		$11,582	1.28%	1.28%	0.57%	0.57%	31%
—	50.93	(2.38)%		12,402	1.26%	1.26%	0.49%	0.49%	39%
—	59.15	12.62%		16,458	1.31%	1.31%	0.50%	0.50%	60%
—	58.97	37.66%		16,785	1.31%	1.31%	0.48%	0.48%	48%
—	43.88	15.84%		13,911	1.33%	1.33%	1.26%	1.26%	51%
0.05	38.42	(9.28)%	[7]	13,667	1.33%	1.33%	0.13%	0.13%	41%

$—	$50.46	(0.71)%		$31,320	0.70%	0.70%	1.15%	1.15%	31%
—	50.82	(1.82)%		31,662	0.68%	0.68%	1.05%	1.05%	39%
—	59.08	13.34%		189,850	0.66%	0.66%	1.16%	1.16%	60%
—	58.92	38.58%		175,475	0.65%	0.65%	1.13%	1.13%	48%
—	43.83	16.58%		134,114	0.69%	0.69%	1.84%	1.84%	51%
0.05	38.38	(8.65)%	[7]	144,642	0.63%	0.63%	0.98%	0.98%	41%

See notes to Financial Highlights on pages 40-41.

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	37

FINANCIAL INFORMATION

Financial Highlights (continued) Six-Months-Ended Numbers are unaudited
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)		Net Realized and Unrealized Gain/(Loss)	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains
RS Investors Fund
Class A
Six Months Ended 6/30/16[1]	$12.42	$0.01	[2]	$0.28	$0.29	$—	$—
Year Ended 12/31/15	12.95	(0.04)[2]		(0.49)	(0.53)	—	—
Year Ended 12/31/14	13.02	0.14	[2]	0.42	0.56	(0.12)	(0.51)
Year Ended 12/31/13	8.96	(0.02)[2]		4.14	4.12	— [5]	(0.06)
Year Ended 12/31/12	7.48	0.12	[2]	1.48	1.60	(0.12)	—
Year Ended 12/31/11	7.88	(0.01)[2]		(0.39)	(0.40)	—	—

Class C
Six Months Ended 6/30/16[1]	$11.67	$(0.03)[2]		$0.26	$0.23	$—	$—
Year Ended 12/31/15	12.26	(0.12)[2]		(0.47)	(0.59)	—	—
Year Ended 12/31/14	12.40	0.02	[2]	0.42	0.44	(0.07)	(0.51)
Year Ended 12/31/13	8.60	(0.11)[2]		3.97	3.86	— [5]	(0.06)
Year Ended 12/31/12	7.16	0.05	[2]	1.42	1.47	(0.03)	—
Year Ended 12/31/11	7.60	(0.06)[2]		(0.38)	(0.44)	—	—

Class K
Six Months Ended 6/30/16[1]	$11.73	$(0.02)[2]		$0.27	$0.25	$—	$—
Year Ended 12/31/15	12.30	(0.09)[2]		(0.48)	(0.57)	—	—
Year Ended 12/31/14	12.43	0.06	[2]	0.42	0.48	(0.10)	(0.51)
Year Ended 12/31/13	8.59	(0.07)[2]		3.97	3.90	— [5]	(0.06)
Year Ended 12/31/12	7.16	0.09	[2]	1.42	1.51	(0.08)	—
Year Ended 12/31/11	7.57	(0.03)[2]		(0.38)	(0.41)	—	—

Class Y
Six Months Ended 6/30/16[1]	$12.55	$0.03	[2]	$0.28	$0.31	$—	$—
Year Ended 12/31/15	13.05	—	[2,5]	(0.50)	(0.50)	—	—
Year Ended 12/31/14	13.12	0.20	[2]	0.41	0.61	(0.17)	(0.51)
Year Ended 12/31/13	9.01	0.01	[2]	4.17	4.18	(0.01)	(0.06)
Year Ended 12/31/12	7.52	0.11	[2]	1.53	1.64	(0.15)	—
Year Ended 12/31/11	7.92	—	[2,5]	(0.40)	(0.40)	—	—

See notes to Financial Highlights on pages 40-41.

38	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

Total Distributions	Net Asset Value, End of Period	Total Return[3]	Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[4]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income/ (Loss) to Average Net Assets[4]	Gross Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$—	$12.71	2.33%	$33,988	1.33%	1.58%	0.15%	(0.10)%	45%
—	12.42	(4.09)%	41,556	1.33%	1.51%	(0.28)%	(0.46)%	50%
(0.63)	12.95	4.39%	67,364	1.32%	1.52%	1.04%	0.84%	83%
(0.06)	13.02	46.04%	35,159	1.30%	1.89%	(0.23)%	(0.82)%	128%
(0.12)	8.96	21.46%	12,183	1.30%	2.28%	1.42%	0.44%	97%
—	7.48	(5.08)%	11,715	1.22%	2.07%	(0.11)%	(0.96)%	55%

$—	$11.90	1.97%	$17,606	2.07%	2.35%	(0.59)%	(0.87)%	45%
—	11.67	(4.81)%	21,654	2.07%	2.29%	(1.01)%	(1.23)%	50%
(0.58)	12.26	3.63%	31,819	2.07%	2.29%	0.18%	(0.04)%	83%
(0.06)	12.40	44.94%	6,473	2.05%	2.66%	(0.99)%	(1.59)%	128%
(0.03)	8.60	20.59%	588	2.05%	3.31%	0.62%	(0.64)%	97%
—	7.16	(5.79)%	642	1.87%	2.99%	(0.75)%	(1.87)%	55%

$—	$11.98	2.13%	$1,693	1.85%	1.96%	(0.37)%	(0.48)%	45%
—	11.73	(4.63)%	1,771	1.84%	1.90%	(0.78)%	(0.84)%	50%
(0.61)	12.30	3.90%	2,077	1.91%	1.97%	0.47%	0.41%	83%
(0.06)	12.43	45.46%	628	1.70%	2.56%	(0.66)%	(1.51)%	128%
(0.08)	8.59	21.04%	211	1.70%	3.22%	1.17%	(0.35)%	97%
—	7.16	(5.42)%	151	1.52%	2.65%	(0.40)%	(1.53)%	55%

$—	$12.86	2.47%	$74,003	1.05%	1.24%	0.44%	0.25%	45%
—	12.55	(3.83)%	80,290	1.05%	1.21%	(0.01)%	(0.17)%	50%
(0.68)	13.05	4.72%	142,623	1.05%	1.17%	1.49%	1.37%	83%
(0.07)	13.12	46.45%	71,743	1.05%	1.44%	0.04%	(0.34)%	128%
(0.15)	9.01	21.86%	2,382	1.05%	1.91%	1.38%	0.52%	97%
—	7.52	(5.05)%	2,954	1.05%	1.72%	0.05%	(0.62)%	55%

See notes to Financial Highlights on pages 40-41.

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	39

FINANCIAL INFORMATION

Financial Highlights (continued) Six-Months-Ended Numbers are unaudited
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains
RS Global Natural Resources Fund
Class A
Six Months Ended 6/30/16[1]	$15.34	$(0.03)[2]	$6.15	$6.12	$—	$—
Year Ended 12/31/15	24.81	(0.11)[2]	(9.36)	(9.47)	—	—
Year Ended 12/31/14	35.02	(0.04)[2]	(7.97)	(8.01)	(0.01)	(2.19)
Year Ended 12/31/13	36.60	(0.07)[2]	(0.20)	(0.27)	—	(1.31)
Year Ended 12/31/12	34.60	(0.10)[2]	2.21	2.11	—	(0.11)
Year Ended 12/31/11	37.58	(0.15)[2]	(2.60)	(2.75)	—	(0.23)

Class C
Six Months Ended 6/30/16[1]	$14.21	$(0.09)[2]	$5.68	$5.59	$—	$—
Year Ended 12/31/15	23.17	(0.27)[2]	(8.69)	(8.96)	—	—
Year Ended 12/31/14	33.14	(0.29)[2]	(7.48)	(7.77)	(0.01)	(2.19)
Year Ended 12/31/13	34.98	(0.34)[2]	(0.19)	(0.53)	—	(1.31)
Year Ended 12/31/12	33.30	(0.33)[2]	2.12	1.79	—	(0.11)
Year Ended 12/31/11	36.45	(0.40)[2]	(2.52)	(2.92)	—	(0.23)

Class K
Six Months Ended 6/30/16[1]	$14.68	$(0.06)[2]	$5.88	$5.82	$—	$—
Year Ended 12/31/15	23.82	(0.18)[2]	(8.96)	(9.14)	—	—
Year Ended 12/31/14	33.86	(0.16)[2]	(7.68)	(7.84)	(0.01)	(2.19)
Year Ended 12/31/13	35.57	(0.18)[2]	(0.22)	(0.40)	—	(1.31)
Year Ended 12/31/12	33.74	(0.22)[2]	2.16	1.94	—	(0.11)
Year Ended 12/31/11	36.81	(0.30)[2]	(2.54)	(2.84)	—	(0.23)

Class Y
Six Months Ended 6/30/16[1]	$15.80	$— [2,5]	$6.34	$6.34	$—	$—
Year Ended 12/31/15	25.48	(0.05)[2]	(9.63)	(9.68)	—	—
Year Ended 12/31/14	35.76	0.09 [2]	(8.17)	(8.08)	(0.01)	(2.19)
Year Ended 12/31/13	37.23	0.06 [2]	(0.22)	(0.16)	—	(1.31)
Year Ended 12/31/12	35.10	0.04 [2]	2.25	2.29	(0.05)	(0.11)
Year Ended 12/31/11	38.00	(0.01)[2]	(2.66)	(2.67)	—	(0.23)

Distributions reflect actual per-share amounts distributed for the period.

[1]	Ratios for periods of less than one year have been annualized, except for total return and portfolio turnover rate.

[2]	Calculated based on the average shares outstanding during the period.

[3]	Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.

40	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

Total Distributions	Net Asset Value, End of Period	Total Return[3]	Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[4]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income/ (Loss) to Average Net Assets[4]	Gross Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$—	$21.46	39.90%	$482,704	1.48%	1.48%	(0.34)%	(0.34)%	7%
—	15.34	(38.17)%	332,598	1.45%	1.45%	(0.52)%	(0.52)%	33%
(2.20)	24.81	(22.84)%	620,030	1.47%	1.48%	(0.10)%	(0.11)%	34%
(1.31)	35.02	(0.60)%	1,254,213	1.43%	1.46%	(0.18)%	(0.21)%	39%
(0.11)	36.60	6.10%	1,561,862	1.45%	1.52%	(0.27)%	(0.34)%	36%
(0.23)	34.60	(7.31)%	1,397,688	1.45%	1.48%	(0.41)%	(0.44)%	25%

$—	$19.80	39.34%	$33,720	2.28%	2.34%	(1.12)%	(1.18)%	7%
—	14.21	(38.67)%	26,501	2.25%	2.25%	(1.33)%	(1.33)%	33%
(2.20)	23.17	(23.41)%	63,193	2.23%	2.24%	(0.86)%	(0.87)%	34%
(1.31)	33.14	(1.37)%	128,948	2.21%	2.24%	(0.95)%	(0.98)%	39%
(0.11)	34.98	5.38%	147,154	2.14%	2.21%	(0.96)%	(1.03)%	36%
(0.23)	33.30	(8.01)%	105,206	2.18%	2.21%	(1.11)%	(1.14)%	25%

$—	$20.50	39.65%	$4,980	1.82%	1.82%	(0.66)%	(0.66)%	7%
—	14.68	(38.37)%	3,427	1.78%	1.78%	(0.85)%	(0.85)%	33%
(2.20)	23.82	(23.12)%	4,929	1.84%	1.85%	(0.47)%	(0.48)%	34%
(1.31)	33.86	(0.98)%	7,596	1.79%	1.82%	(0.51)%	(0.54)%	39%
(0.11)	35.57	5.75%	8,892	1.80%	1.87%	(0.64)%	(0.71)%	36%
(0.23)	33.74	(7.71)%	5,439	1.87%	1.90%	(0.83)%	(0.86)%	25%

$—	$22.14	40.13%	$1,523,836	1.15%	1.17%	(0.00)%[6]	(0.02)%	7%
—	15.80	(37.99)%	1,174,590	1.14%	1.14%	(0.21)%	(0.21)%	33%
(2.20)	25.48	(22.56)%	2,230,527	1.13%	1.14%	0.24%	0.23%	34%
(1.31)	35.76	(0.29)%	3,396,743	1.12%	1.15%	0.14%	0.11%	39%
(0.16)	37.23	6.52%	2,422,758	1.06%	1.13%	0.12%	0.05%	36%
(0.23)	35.10	(7.02)%	1,581,690	1.12%	1.15%	(0.03)%	(0.06)%	25%

[4]

Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income/(Loss) to Average Net Assets include the effect of fee waivers and expense limitations and exclude the effect of custody credits, if applicable.

[5]	Rounds to $0.00 per share.

[6]	Rounds to 0.00%.

[7]	Without the effect of the increase from the regulatory settlements, the total returns would have been (9.05)%, (9.78)%, (9.42)% and (8.79)% for Class A, Class C, Class K and Class Y, respectively.

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	41

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Notes to Financial Statements

June 30, 2016 (unaudited)

RS Investment Trust (the “Trust”), a Massachusetts business trust organized on May 11, 1987, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. These financial statements relate to five series offered by the Trust: RS Partners Fund, RS Value Fund, RS Large Cap Alpha Fund, RS Investors Fund and RS Global Natural Resources Fund (each a “Fund,” collectively the “Funds”). All of the Funds are diversified funds, other than RS Investors Fund, which is a non-diversified fund. The financial statements for the other remaining series of the Trust are presented in separate reports.

RS Partners Fund offers Class A, K and Y shares. RS Value Fund, RS Large Cap Alpha Fund, RS Investors Fund and RS Global Natural Resources Fund offer Class A, C, K and Y shares. The various classes differ principally in their respective sales charges, transfer agent expenses, and other expenses. In general, all classes of shares have identical rights to earnings, assets and voting privileges, except for certain differences, including class-specific expenses and voting rights with respect to matters affecting fewer than all classes or in which the interests of one class differ from the interests of any other class.

The Trust has an unlimited number of authorized shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”) less any applicable sales charge.

Note 1 Significant Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations Marketable securities are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices . Securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”) are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices . Repurchase agreements are carried at cost, which approximates market value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”).

42	www.rsinvestments.com

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Securities for which market quotations are not readily available or for which market quotations may be considered unreliable are valued at their fair values as determined in accordance with guidelines and procedures adopted by the Trust’s Board of Trustees.

Securities whose values have been materially affected by events occurring before the Funds’ valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with guidelines and procedures adopted by the Board of Trustees. In addition, if there has been a movement in the U.S. markets that exceeds a specified threshold, the values of a Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities.

In accordance with FASB Accounting Standards Codification Topic 820 (“ASC Topic 820”), fair value is defined as the price that the Funds would receive upon selling an investment in an “arm’s length” transaction to a willing buyer in the principal or most advantageous market for the investment. ASC Topic 820 established a hierarchy for classification of fair value measurements for disclosure purposes. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•

Level 2 — inputs other than unadjusted quoted prices that are observable either directly or indirectly (including adjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A security’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2016, the Funds held one security classified as Level 3.

The Funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the reporting period. Transfers between Levels 1 and 2 related to certain

www.rsinvestments.com	43

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

exchange-traded foreign securities whose prices may have been affected by events occurring after the close of trading on the exchange and, as a result, whose values were determined by a pricing service using pricing models in accordance with methods approved by the Funds’ Board of Trustees. For the six months ended June 30, 2016, there were no transfers between Level 1, Level 2 and Level 3.

In determining a security’s placement within the hierarchy, the Trust separates the Funds’ investment portfolios into two categories: investments and derivatives (e.g., futures).

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Funds’ Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

b. Taxes The Funds intend to continue complying with the requirements of the Internal Revenue Code to qualify as regulated investment companies and to distribute substantially all net investment income and realized net capital gains, if any, to shareholders. Therefore, the Funds do not expect to be subject to income tax, and no provision for such tax has been made.

44	www.rsinvestments.com

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

From time to time, however, a Fund may choose to pay an excise tax if the cost of making the required distribution exceeds the amount of the excise tax.

As of June 30, 2016, the Trust has reviewed the tax positions for open periods, as applicable to the Funds, and has determined that no provision for income tax is required in the Funds’ financial statements. The Trust is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statement of Operations. For the six months ended June 30, 2016, the Funds did not incur any such interest or penalties. The Funds are not subject to examination by U.S. federal tax authorities for tax years before 2012 and by state authorities for tax years before 2011.

c. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

d. Foreign Currency Translation The accounting records of the Funds are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Funds denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

e. Investment Income Dividend income is generally recorded on the ex-dividend date. Interest income, which includes amortization/accretion of premium/discount, is accrued and recorded daily.

In calculating net asset value per share for each class, investment income, realized and unrealized gains and losses, and expenses other than class-specific expenses are allocated daily to each class of shares based upon the proportion of net assets attributable to each class at the beginning of the day.

f. Expenses Many expenses of the Trust can be directly attributed to a specific Fund. Expenses that cannot be directly attributed to a specific Fund are generally apportioned among all the series in the Trust, based on relative net assets.

g. Distributions to Shareholders Each Fund intends to declare and distribute substantially all net investment income, if any, at least once a year. Distributions of net realized capital gains, if any, are declared and paid at least once a year. Distributions to shareholders are recorded on the ex-dividend date.

h. Capital Accounts Due to the timing of dividend distributions and the differences in accounting for income and realized gains/(losses) for financial statement purposes

www.rsinvestments.com	45

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

versus federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains/(losses) were recorded by the Funds.

Note 2 Transactions with Affiliates

a. Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which is reviewed and approved annually by the Board of Trustees, each Fund pays an investment advisory fee to RS Investment Management Co. LLC (“RS Investments”). Guardian Investor Services LLC (“GIS”), a subsidiary of The Guardian Life Insurance Company of America, holds a majority interest in RS Investments. RS Investments receives an investment advisory fee based on the average daily net assets of the Funds, at the following annual rates:

Fund	Investment Advisory Fee Percentage
RS Partners Fund	1.00%
RS Value Fund	0.85%
RS Large Cap Alpha Fund	0.50%
RS Investors Fund	1.00%
RS Global Natural Resources Fund	1.00%

SailingStone Capital Partners LLC (“SailingStone”) serves as sub-adviser to RS Global Natural Resources Fund, and in that capacity is responsible for the day-to-day portfolio management of the Fund subject to the oversight of the Board of Trustees of the Trust and RS Investments. RS Investments pays sub-advisory fees to SailingStone out of the investment advisory fees RS Investments receives from the Fund.

Expense limitations have been imposed pursuant to a written agreement between RS Investments and the Trust in effect through April 30, 2017, to limit the following Funds’ total annual fund operating expenses (excluding expenses indirectly incurred by the Funds through investments in pooled investment vehicles, interest, taxes, investment-related expenses (e.g., brokerage commissions), and extraordinary expenses) to the following rates:

Fund	Expense Limitation
	Class A	Class C	Class K	Class Y
RS Partners Fund	1.45%	N/A	1.81%	1.12%
RS Value Fund	1.30%	2.07%	1.69%	1.06%
RS Investors Fund	1.33%	2.07%	1.95%	1.05%
RS Global Natural Resources Fund	1.48%	2.28%	1.86%	1.15%

RS Investments does not intend to recoup any reimbursed expenses or waived advisory fees from a prior year under expense limitations then in effect for a Fund.

b. Compensation of Trustees and Officers Trustees and officers of the Trust who are interested persons, as defined in the 1940 Act, of RS Investments receive no

46	www.rsinvestments.com

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

compensation from the Funds for acting as such. Trustees of the Trust who are not interested persons of RS Investments receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees RS Funds Distributor LLC (“RSFD”), a wholly owned subsidiary of RS Investments, serves as the principal underwriter for shares of the Funds. The Funds have entered into an agreement with RSFD for distribution services with respect to their shares and have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, whose continuance is reviewed annually by the Trust’s Board of Trustees. Under the plan, RSFD is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of each Fund. For the six months ended June 30, 2016, RSFD received distribution fees as follows:

Fund		Annual Rate	Distribution Fees
RS Partners Fund	Class A	0.25%	$529,596
	Class K	0.65%	7,601
	Class Y	0.00%	—
RS Value Fund	Class A	0.25%	$398,128
	Class C	1.00%	113,069
	Class K	0.65%	8,771
	Class Y	0.00%	—
RS Large Cap Alpha Fund	Class A	0.25%	$650,514
	Class C	1.00%	155,452
	Class K	0.65%	38,608
	Class Y	0.00%	—
RS Investors Fund	Class A	0.25%	$44,848
	Class C	1.00%	92,462
	Class K	0.65%	5,225
	Class Y	0.00%	—
RS Global Natural Resources Fund	Class A	0.25%	$494,851
	Class C	1.00%	145,200
	Class K	0.65%	13,007
	Class Y	0.00%	—

RS Investments may perform certain services and incur certain expenses with respect to the promotion of the Funds’ shares and the servicing of shareholder accounts, which expenses are allocable to RSFD. RS Investments compensates RSFD for its services in connection with the promotion of Fund shares and reimburses RSFD for its expenses, including payments made by RSFD to third parties in respect of the promotion of Fund shares in excess of amounts received by RSFD under the distribution plan. In addition to payments under the distribution plan, the Funds reimburse RSFD for payments RSFD makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement is calculated in a manner reviewed by the Board of Trustees periodically. Such amounts are included in the Statement of Operations as “Transfer agent fees.”

Park Avenue Securities LLC (“PAS”), a wholly owned subsidiary of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) and an affiliate of GIS, distributes the

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Funds’ shares as a retail broker-dealer. For the six months ended June 30, 2016, PAS informed the Trust it received $710,809 directly or indirectly from RSFD as continuing compensation for its services relating to its distribution of shares of all series in the Trust.

For the six months ended June 30, 2016, aggregate front-end sales charges for the sale of Class A shares paid to RSFD were as follows:

Fund	Sales Charges
RS Partners Fund	$458
RS Value Fund	1,916
RS Large Cap Alpha Fund	7,323
RS Investors Fund	1,216
RS Global Natural Resources Fund	10,219

RSFD is entitled to retain any contingent deferred sales load (“CDSL”) imposed on certain share redemptions. For the six months ended June 30, 2016, RSFD received CDSL charges as follows:

Fund	CDSL
RS Partners Fund	$—
RS Value Fund	1,210
RS Large Cap Alpha Fund	961
RS Investors Fund	526
RS Global Natural Resources Fund	—

d. Affiliated Issuers If a Fund owns 5% or more of the outstanding voting shares of an issuer, the Fund’s investment represents an investment in an affiliated person as defined by the 1940 Act. A summary of the Funds with transactions in the securities of affiliated issuers for the six months ended June 30, 2016, is listed below:

RS Global Natural Resources Fund

Issuer	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Income	Net Realized Loss	Value at End of Period
Denbury Resources, Inc.	19,613,509	—	—	19,613,509	$—	$—	$70,412,497
Mineral Resources Ltd.	12,633,657	—	—	12,633,657	770,495	—	79,444,067
Taseko Mines Ltd.	22,691,678	—	2,360,787	20,330,891	—	(13,908,711)	9,962,137
					$770,495	$(13,908,711)	$159,818,701

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

e. Contribution by Adviser In April 2016, RS Investments made a contribution of $27,150 to RS Investors Fund as compensation relating to a compliance violation at the Adviser. These payments are included in “Other Income” in the Statement of Operations.

Note 3 Federal Income Taxes

a. Distributions to Shareholders The tax character of distributions paid to shareholders during the year ended December 31, 2015, which is the most recently completed tax year, was as follows:

Fund	Ordinary Income	Long-Term Capital Gains
RS Partners Fund	$—	$31,534,477
RS Value Fund	5,499,497	90,181,719
RS Large Cap Alpha Fund	11,659,967	66,520,986
RS Investors Fund	—	—
RS Global Natural Resources Fund	—	—

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences, and differing characterizations of distributions made by the Funds.

Permanent book and tax basis differences will result in reclassifications to paid-in capital, undistributed net investment income and accumulated undistributed net realized gain/(loss) on investments and foreign currency transactions. Undistributed net investment income and accumulated undistributed net realized gain/(loss) on investments and foreign currency transactions may include temporary book and tax differences, which will reverse in a subsequent period.

As of December 31, 2015, the Funds made the following reclassifications of permanent book and tax basis differences:

Fund	Paid-in Capital	Accumulated Net Investment Loss	Accumulated Net Realized Gain/(Loss)
RS Partners Fund	$(1,712,828)	$2,703,891	$(991,063)
RS Value Fund	(219,066)	1,736,195	(1,517,129)
RS Large Cap Alpha Fund	—	211,510	(211,510)
RS Investors Fund	(438,888)	468,623	(29,735)
RS Global Natural Resources Fund	(11,588,248)	7,677,883	3,910,365

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

The tax basis of distributable earnings as of December 31, 2015, was as follows:

Fund	Undistributed Long-Term Capital Gains
RS Large Cap Alpha Fund	$739,343

During any particular year, net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Funds if not distributed and, therefore, are normally distributed to shareholders annually.

During the year ended December 31, 2015, the Funds utilized capital loss carryovers as follows:

Fund	Amount
RS Large Cap Alpha Fund	$2,187,926

See the chart below for capital loss carryovers available to the Funds at December 31, 2015.

Fund	Expiring 2016	No Expiration	Total
RS Partners Fund	$—	$30,211,905	$30,211,905
RS Large Cap Alpha Fund	2,187,926	—	2,187,926
RS Investors Fund	—	20,263,394	20,263,394
RS Global Natural Resources Fund	—	251,765,330	251,765,330

In determining their taxable income, current tax law permits the Funds to elect to treat all or a portion of any net capital or currency loss realized after October 31 as occurring on the first day of the following fiscal year. For the year ended December 31, 2015, the Funds elected to defer net capital and currency losses as follows:

Fund	Deferred Net Capital Losses
RS Partners Fund	$70,622
RS Value Fund	22,210,687
RS Investors Fund	633,878
RS Global Natural Resources Fund	313,815,220

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

b. Tax Basis of Investments The cost of investments (excluding foreign currency related transactions) for federal income tax purposes at June 30, 2016, for each Fund is listed in the chart below. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is also disclosed in the chart below:

Fund	Cost of Investments	Net Unrealized Appreciation/ (Depreciation) on Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation
RS Partners Fund	$685,254,412	$126,658,606	$141,312,756	$(14,654,150)
RS Value Fund	902,497,866	133,927,042	176,041,696	(42,114,654)
RS Large Cap Alpha Fund	514,555,363	77,752,798	99,985,015	(22,232,217)
RS Investors Fund	111,428,196	16,704,787	17,942,952	(1,238,165)
RS Global Natural Resources Fund	2,988,835,222	(947,483,657)	67,591,535	(1,015,075,192)

Note 4 Capital Shares

a. Transactions The Funds have authorized an unlimited number of shares of beneficial interest with no par value. Transactions, including conversions and exchanges, in capital shares for the Funds were as follows:

Transactions in Capital Shares

RS Partners Fund

	For the Six Months Ended 6/30/16		For the Year Ended 12/31/15
	Shares	Amount	Shares	Amount
Class A
Shares sold	674,050	$17,880,914	1,680,910	$50,249,842
Shares reinvested	—	—	548,236	14,780,060
Shares redeemed	(4,101,700)	(109,468,807)	(11,146,902)	(331,602,437)

Net decrease	(3,427,650)	$(91,587,893)	(8,917,756)	$(266,572,535)

Class K
Shares sold	5,222	$131,474	21,144	$608,795
Shares reinvested	—	—	3,443	88,285
Shares redeemed	(8,476)	(223,006)	(77,456)	(2,151,063)

Net decrease	(3,254)	$(91,532)	(52,869)	$(1,453,983)

Class Y
Shares sold	771,207	$20,895,049	2,735,945	$83,868,637
Shares reinvested	—	—	561,228	15,607,759
Shares redeemed	(6,705,195)	(182,699,344)	(12,032,372)	(365,132,229)

Net decrease	(5,933,988)	$(161,804,295)	(8,735,199)	$(265,655,833)

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Transactions in Capital Shares (continued)

RS Value Fund

	For the Six Months Ended 6/30/16		For the Year Ended 12/31/15
	Shares	Amount	Shares	Amount
Class A
Shares sold	209,715	$5,807,797	1,073,480	$35,857,688
Shares reinvested	—	—	1,046,900	29,427,912
Shares redeemed	(1,984,803)	(55,066,890)	(2,765,923)	(90,521,425)

Net decrease	(1,775,088)	$(49,259,093)	(645,543)	$(25,235,825)

Class C
Shares sold	10,546	$275,763	90,851	$2,808,303
Shares reinvested	—	—	77,745	2,059,465
Shares redeemed	(128,400)	(3,359,166)	(211,792)	(6,528,701)

Net decrease	(117,854)	$(3,083,403)	(43,196)	$(1,660,933)

Class K
Shares sold	4,735	$127,785	13,006	$421,544
Shares reinvested	—	—	11,142	304,174
Shares redeemed	(73,753)	(2,051,536)	(35,158)	(1,130,791)

Net decrease	(69,018)	$(1,923,751)	(11,010)	$(405,073)

Class Y
Shares sold	1,812,077	$50,639,390	6,882,653	$233,905,065
Shares reinvested	—	—	2,164,017	61,328,227
Shares redeemed	(3,554,379)	(99,769,947)	(8,399,041)	(277,968,689)

Net increase/(decrease)	(1,742,302)	$(49,130,557)	647,629	$17,264,603

RS Large Cap Alpha Fund

	For the Six Months Ended 6/30/16		For the Year Ended 12/31/15
	Shares	Amount	Shares	Amount
Class A
Shares sold	163,696	$8,048,845	502,033	$29,260,812
Shares reinvested	—	—	1,299,141	65,853,507
Shares redeemed	(831,022)	(41,163,848)	(1,535,476)	(89,376,524)

Net increase/(decrease)	(667,326)	$(33,115,003)	265,698	$5,737,795

Class C
Shares sold	54,986	$2,434,321	112,348	$5,826,870
Shares reinvested	—	—	79,959	3,642,111
Shares redeemed	(107,201)	(4,718,391)	(141,696)	(7,429,364)

Net increase/(decrease)	(52,215)	$(2,284,070)	50,611	$2,039,617

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

RS Large Cap Alpha Fund — continued

	For the Six Months Ended 6/30/16		For the Year Ended 12/31/15
	Shares	Amount	Shares	Amount
Class K
Shares sold	25,317	$1,247,110	55,717	$3,256,490
Shares reinvested	—	—	29,163	1,477,123
Shares redeemed	(39,137)	(1,953,666)	(119,606)	(6,947,010)

Net decrease	(13,820)	$(706,556)	(34,726)	$(2,213,397)

Class Y
Shares sold	137,815	$6,824,201	171,574	$9,968,815
Shares reinvested	—	—	64,471	3,257,077
Shares redeemed	(140,162)	(6,960,642)	(2,826,145)	(162,698,066)

Net decrease	(2,347)	$(136,441)	(2,590,100)	$(149,472,174)

RS Investors Fund

	For the Six Months Ended 6/30/16		For the Year Ended 12/31/15
	Shares	Amount	Shares	Amount
Class A
Shares sold	142,555	$1,718,268	673,186	$8,521,016
Shares redeemed	(815,623)	(9,843,262)	(2,528,587)	(32,229,024)

Net decrease	(673,068)	$(8,124,994)	(1,855,401)	$(23,708,008)

Class C
Shares sold	52,333	$601,205	373,663	$4,474,238
Shares redeemed	(428,865)	(4,830,172)	(1,113,636)	(13,325,209)

Net decrease	(376,532)	$(4,228,967)	(739,973)	$(8,850,971)

Class K
Shares sold	15,494	$178,647	28,343	$344,132
Shares redeemed	(25,081)	(285,772)	(46,287)	(560,454)

Net decrease	(9,587)	$(107,125)	(17,944)	$(216,322)

Class Y
Shares sold	407,567	$4,925,680	1,441,431	$18,637,814
Shares redeemed	(1,053,619)	(12,992,338)	(5,974,013)	(77,156,944)

Net decrease	(646,052)	$(8,066,658)	(4,532,582)	$(58,519,130)

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Transactions in Capital Shares (continued)

RS Global Natural Resources Fund

	For the Six Months Ended 6/30/16		For the Year Ended 12/31/15
	Shares	Amount	Shares	Amount
Class A
Shares sold	6,135,732	$108,277,151	9,749,461	$212,839,602
Shares redeemed	(5,320,020)	(91,915,653)	(13,056,666)	(276,358,841)

Net increase/(decrease)	815,712	$16,361,498	(3,307,205)	$(63,519,239)

Class C
Shares sold	123,629	$2,085,891	379,098	$8,070,142
Shares redeemed	(285,328)	(4,676,630)	(1,241,815)	(23,907,550)

Net decrease	(161,699)	$(2,590,739)	(862,717)	$(15,837,408)

Class K
Shares sold	44,937	$745,857	120,952	$2,522,564
Shares redeemed	(35,440)	(577,367)	(94,426)	(1,882,521)

Net increase	9,497	$168,490	26,526	$640,043

Class Y
Shares sold	15,316,049	$249,481,982	43,950,878	$983,130,165
Shares redeemed	(20,823,023)	(359,647,678)	(55,270,237)	(1,106,699,709)
Shares redeemed in-kind	—	—	(1,879,092)	(44,647,225)

Net decrease	(5,506,974)	$(110,165,696)	(13,198,451)	$(168,216,769)

b. Shareholder Concentration As of June 30, 2016, the number of shareholders and/or omnibus shareholder accounts (which are comprised of a group of individual shareholders) who owned of record 5% or more of the net assets of a Fund is summarized in the following table:

Fund	Number of Shareholders		Percentage of Net Assets
RS Partners Fund	3		48.83%
RS Value Fund	4		66.09%
RS Large Cap Alpha Fund	1		9.47%
RS Investors Fund	4	*	55.33%
RS Global Natural Resources Fund	2		49.53%
*	One of the shareholders is Guardian Life, who owned 30.31% of net assets.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Note 5 Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) for the six months ended June 30, 2016, were as follows:

Fund	Cost of Investments Purchased	Proceeds from Investments Sold
RS Partners Fund	$197,983,946	$396,369,062
RS Value Fund	247,037,260	350,256,805
RS Large Cap Alpha Fund	168,535,495	175,928,300
RS Investors Fund	56,456,332	72,345,543
RS Global Natural Resources Fund	123,011,153	244,791,754

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign companies may be less liquid and their prices more volatile than those of comparable U.S. companies.

c. Industry or Sector Concentration In their normal course of business, some of the Funds may invest a significant portion of their assets in companies within a limited number of industries or sectors. As a result, these Funds may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller.

e. Restricted and Illiquid Securities A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933 (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to a Fund. Restricted and illiquid securities are valued according to the guidelines and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Funds’ Schedule of Investments.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Note 6 Temporary Borrowings

The Funds, with other funds managed by RS Investments, are parties to a $350 million committed revolving credit facility from State Street Bank and Trust Company and Northern Trust Company, for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is calculated based on market rates at the time of borrowing. Under the term of the credit facility, in addition to the interest charged on any borrowings by a Fund, each fund pays a commitment fee of 0.11% per annum on its share of the unused portion of the credit facility. For the six months ended June 30, 2016, the Funds did not borrow from the facility.

Note 7 Sales Transaction

On December 18, 2015, Victory Capital Management Inc. (“Victory Capital”) announced it had agreed to acquire RS Investments, subject to regulatory approvals in addition to customary closing conditions and consents, including approvals related to the Funds (the (“Transaction”).

On January 19, 2016, the Board of Trustees of the Trust approved the reorganization of each of the Funds into a corresponding, newly-formed fund within the Victory family of funds (each, an “Acquiring Fund”) (the “Reorganizations”), subject to shareholder approval of the Reorganizations.

Shareholder approval of each of the Reorganizations was obtained as described further in the supplemental information section of this report.

On July 29, 2016, the Transaction and each of the Reorganizations were consummated.

Note 8 Review for Subsequent Events

Management has evaluated subsequent events through the issuance of the Funds’ financial statements and determined that no material events have occurred that require disclosure other than the Transaction and the Reorganizations.

Note 9 Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Supplemental Information (unaudited)

Approval of the Continuation of the Sub-Advisory Agreement for RS Global Natural Resources Fund for the Interim Period

The investment advisory agreements (the “Investment Advisory Agreements”) between the RS Funds (the “Funds”) and RS Investment Management Co. LLC (“RS Investments”) are subject to annual approval by (i) the vote of the Trustees or of a majority of the outstanding voting securities (as defined in the Investment Company Act of 1940) of each affected Fund, and (ii) the vote of a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940) of RS Investment Trust (the “Trust”) or RS Investments (the “Independent Trustees”). Each Investment Advisory Agreement is terminable with respect to a Fund by RS Investments, the Trust, or a vote of a majority of the outstanding voting securities of the affected Fund, without penalty, on 60 days’ written notice and will terminate automatically in the event of its assignment.

The Investment Advisory Agreements also provide that RS Investments may, at its own expense, delegate certain of its responsibilities under the Investment Advisory Agreements to sub-advisers for the Funds, who would be required to furnish an investment program and make investment decisions for the Funds. Following an initial two-year term, the sub-advisory agreement (the “Sub-Advisory Agreement”) between RS Investments and SailingStone Capital Partners LLC (“SailingStone”), the investment sub-adviser to RS Global Natural Resources Fund (the “Fund”), is also subject to annual approval by (i) the vote of the Trustees or of a majority of the outstanding voting securities (as defined in the Investment Company Act of 1940) of each affected Fund, and (ii) the vote of a majority of the Independent Trustees.

The Trustees meet over the course of the year with investment advisory personnel from RS Investments and regularly review detailed information regarding the investment program and performance of the Fund.

The Board of Trustees of the Trust, including the independent Trustees, met in person on May 18, 2016, to consider the continuation of the Sub-Advisory Agreement between RS Investments and SailingStone with respect to the Fund, which was previously approved by the Board on February 13, 2014 for an initial two-year term from the date of execution (June 1, 2014), for the interim period commencing June 1, 2016 and ending August 31, 2016. The Trustees noted that, by approving the continuation of the Sub-Advisory Agreement for the interim period, RS Investments would avoid the possibility that the Sub-Advisory Agreement would expire before the anticipated reorganization of the Fund into a corresponding series in the Victory family of funds (the “Reorganization”).

The Independent Trustees considered and reviewed all of the information provided by RS Investments and SailingStone. The Independent Trustees also had the opportunity to consider issues relevant to the Fund as part of the Board’s consideration of the Reorganization.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

The Trustees considered the nature, extent, and quality of the services provided by SailingStone. The Trustees took into account the background, experience, and capabilities of the portfolio managers and other investment professionals at SailingStone, as well as the investment strategies that SailingStone employs as sub-adviser to the Fund. The Trustees also considered information received at prior meetings with SailingStone personnel regarding the Fund’s portfolio structure, portfolio sector weights, and other characteristics of the Fund.

The Trustees considered information prepared by the independent Morningstar organization with respect to various periods, and the relative ranking of the Fund compared to various peer groups of mutual funds during those periods, which was previously provided to the Trustees in connection with the annual approval of the continuation of the investment advisory agreement between RS Investments and the Trust, on behalf of the Fund. The Trustees also considered that they had had the opportunity to review the Fund’s performance over the course of the past several months, both as part of their regular quarterly Board meetings as well as in connection with the proposed Reorganization. Based on this information, the Trustees determined that the sub-advisory services provided by SailingStone and the Fund’s prospects for satisfactory performance under the Sub-Advisory Agreement continued to appear reasonable.

The Trustees also reviewed information from Strategic Insight’s report showing total expenses for the Fund in comparison to peer funds and considered the total expense ratios of the Fund and the various components of those expenses. The Trustees noted that RS Investments, and not GNR, pays the subadvisory fee to SailingStone and that they had considered the Fund’s fees and expenses as part of the Board’s annual approval of the continuation of the investment advisory agreement between RS Investments and the Trust, on behalf of the Fund.

After reviewing and considering all of the information described above, the Trustees voted unanimously to approve the continuation of the Sub-Advisory Agreement for the interim period commencing June 1, 2016 and ending August 31, 2016.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Meetings of Shareholders

Shareholders of each series of RS Investment Trust (the “Trust”) voted to approve the reorganization of each such series into a corresponding series of Victory Portfolios at special meetings of shareholders as described below.

Proposal 1: Approval of Reorganization of Series of the Trust into Corresponding Series of Victory Portfolios

May 19, 2016 Meeting
Series	Votes For	Votes Against/ Withheld	Abstentions
RS China Fund	2,146,149.227	1,149.946	0.000
RS Emerging Markets Small Cap Fund	2,525,691.633	1,702.078	4,931.000
RS Focused Growth Opportunity Fund	2,000,156.000	16,854.571	0.000
RS Focused Opportunity Fund	1,000,000.000	16,904.564	0.000
RS Global Fund	2,952,218.300	7,987.099	23,921.000
RS High Yield Fund	20,943,611.9457	633,142.5830	1,076,570.0223
RS Investors Fund	5,460,164.426	82,554.498	106,221.179
RS Small Cap Growth Fund	20,079,709.196	257,448.803	138,807.052
RS Strategic Income Fund	4,606,232.609	8,990.786	25,781.649
RS Value Fund	20,548,172.594	244,403.158	610,422.559
June 8, 2016 Meeting
Series	Votes For	Votes Against/ Withheld	Abstentions
RS High Income Municipal Bond Fund	6,101,394.560	56,381.670	189,702.133
June 21, 2016 Meeting
Series	Votes For	Votes Against/ Withheld	Abstentions
RS Global Natural Resources Fund	45,154,557.114	1,466,314.691	3,737,583.890
RS Growth Fund	6,208,465.247	438,908.552	707,224.225
RS International Fund	1,319,329.050	31,204.407	136,125.613
RS Investment Quality Bond Fund	3,352,039.643	154,734.144	228,896.887
RS Low Duration Bond Fund	42,682,665.099	484,699.209	2,231,863.850
RS Small Cap Equity Fund	2,388,863.313	143,448.490	67,262.177
RS Mid Cap Growth Fund	8,701,750.194	202,077.007	963,694.104
RS Technology Fund	3,658,215.966	187,417.657	426,478.554

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SUPPLEMENTAL INFORMATION (UNAUDITED)

July 8, 2016 Meeting
Series	Votes For	Votes Against/ Withheld	Abstentions
RS Large Cap Alpha Fund	6,670,249.591	390,231.130	811,185.292
RS Select Growth Fund	7,023,793.358	133,915.098	376,893.871
RS Tax-Exempt Fund	8,601,698.229	142,006.793	445,298.908
July 21, 2016 Meeting
Series	Votes For	Votes Against/ Withheld	Abstentions
RS Floating Rate Fund	50,302,010.496	1,331,210.694	3,178,980.317
RS Partners Fund	14,301,724.910	451,980.245	2,645,774.666
July 29, 2016 Meeting
Series	Votes For	Votes Against/ Withheld	Abstentions
RS Emerging Markets Fund	5,879,153.298	129,223.053	1,063,836.367

Proposal 2: Approval of Adoption of Fundamental Investment Policy to Operate Corresponding Series of Victory Portfolios as “Non-Diversified Funds” under the Investment Company Act of 1940

May 19, 2016 Meeting
Series	Votes For	Votes Against/ Withheld	Abstentions
RS Investors Fund	5,428,519.634	112,079.840	108,341.629
June 21, 2016 Meeting
Series	Votes For	Votes Against/ Withheld	Abstentions
RS Global Natural Resources Fund	44,340,648.810	2,256,986.705	3,760,819.180

Portfolio Holdings and Proxy Voting Procedures

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. This information is also available, without charge, upon request, by calling toll-free 800-766-3863.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period

60	www.rsinvestments.com

SUPPLEMENTAL INFORMATION (UNAUDITED)

ended June 30 will be available (i) without charge, upon request, by calling toll-free 800-766-3863; (ii) on RS Investments’ website at http://www.rsinvestments.com; and (iii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Statement of Additional Information includes information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 800-766-3863.

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Fund unless accompanied or preceded by that Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

www.rsinvestments.com	61

One Bush Street, Suite 900 San Francisco, CA 94104	PRSRT STD U.S. POSTAGE PAID RS INVESTMENTS

WWW.RSINVESTMENTS.COM // 800.766.3863	EB 015096 (06/16)

RS FIXED INCOME FUNDS

Class A, C, K, and Y Shares

RS INVESTMENT QUALITY BOND FUND

RS LOW DURATION BOND FUND

RS HIGH YIELD FUND

RS TAX-EXEMPT FUND

RS HIGH INCOME MUNICIPAL BOND FUND

RS FLOATING RATE FUND

RS STRATEGIC INCOME FUND

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including, as applicable, sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including investment advisory fees, distribution (12b-1) fees, and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016, to June 30, 2016. The table below shows the Funds’ expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” for your Fund to estimate the expenses you paid on your account during this period. A maintenance fee of $12.00 that is charged once a year may apply for IRAs. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with the costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A maintenance fee of $12.00 that is charged once a year may apply for IRAs. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Based on Actual Return		Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16-6/30/16	Expense Ratio During Period 1/1/16-6/30/16
RS Investment Quality Bond Fund	Class A	$1,000.00	$1,057.70	$4.60	0.90%
	Class C	$1,000.00	$1,054.30	$9.04	1.77%
	Class K	$1,000.00	$1,055.60	$6.64	1.30%
	Class Y	$1,000.00	$1,059.00	$3.38	0.66%
RS Low Duration Bond Fund	Class A	$1,000.00	$1,016.70	$4.26	0.85%
	Class C	$1,000.00	$1,011.90	$8.05	1.61%
	Class K	$1,000.00	$1,013.60	$6.36	1.27%
	Class Y	$1,000.00	$1,018.00	$3.01	0.60%

2	www.rsinvestments.com

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

Based on Actual Return		Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16-6/30/16	Expense Ratio During Period 1/1/16-6/30/16
RS High Yield Fund	Class A	$1,000.00	$1,064.60	$5.13	1.00%
	Class C	$1,000.00	$1,062.70	$8.72	1.70%
	Class K	$1,000.00	$1,062.70	$6.92	1.35%
	Class Y	$1,000.00	$1,067.80	$3.91	0.76%
RS Tax-Exempt Fund	Class A	$1,000.00	$1,042.10	$4.06	0.80%
	Class C	$1,000.00	$1,037.90	$8.11	1.60%
	Class Y	$1,000.00	$1,043.60	$3.51	0.69%
RS High Income Municipal Bond Fund	Class A	$1,000.00	$1,047.40	$4.07	0.80%
	Class C	$1,000.00	$1,043.40	$7.98	1.57%
	Class Y	$1,000.00	$1,048.60	$2.90	0.57%
RS Floating Rate Fund	Class A	$1,000.00	$1,061.20	$5.12	1.00%
	Class C	$1,000.00	$1,058.00	$9.21	1.80%
	Class K	$1,000.00	$1,058.20	$7.98	1.56%
	Class Y	$1,000.00	$1,063.40	$4.00	0.78%
RS Strategic Income Fund	Class A	$1,000.00	$1,038.10	$4.81	0.95%
	Class C	$1,000.00	$1,034.00	$8.80	1.74%
	Class K	$1,000.00	$1,036.00	$6.78	1.34%
	Class Y	$1,000.00	$1,038.20	$3.75	0.74%
Based on Hypothetical Return (5% Return Before Expenses)
RS Investment Quality Bond Fund	Class A	$1,000.00	$1,020.39	$4.52	0.90%
	Class C	$1,000.00	$1,016.06	$8.87	1.77%
	Class K	$1,000.00	$1,018.40	$6.52	1.30%
	Class Y	$1,000.00	$1,021.58	$3.32	0.66%
RS Low Duration Bond Fund	Class A	$1,000.00	$1,020.64	$4.27	0.85%
	Class C	$1,000.00	$1,016.86	$8.07	1.61%
	Class K	$1,000.00	$1,018.55	$6.37	1.27%
	Class Y	$1,000.00	$1,021.88	$3.02	0.60%
RS High Yield Fund	Class A	$1,000.00	$1,019.89	$5.02	1.00%
	Class C	$1,000.00	$1,016.41	$8.52	1.70%
	Class K	$1,000.00	$1,018.15	$6.77	1.35%
	Class Y	$1,000.00	$1,021.08	$3.82	0.76%
RS Tax-Exempt Fund	Class A	$1,000.00	$1,020.88	$4.02	0.80%
	Class C	$1,000.00	$1,016.91	$8.02	1.60%
	Class Y	$1,000.00	$1,021.43	$3.47	0.69%
RS High Income Municipal Bond Fund	Class A	$1,000.00	$1,020.88	$4.02	0.80%
	Class C	$1,000.00	$1,017.06	$7.87	1.57%
	Class Y	$1,000.00	$1,022.03	$2.87	0.57%
RS Floating Rate Fund	Class A	$1,000.00	$1,019.89	$5.02	1.00%
	Class C	$1,000.00	$1,015.91	$9.02	1.80%
	Class K	$1,000.00	$1,017.11	$7.82	1.56%
	Class Y	$1,000.00	$1,020.98	$3.92	0.78%
RS Strategic Income Fund	Class A	$1,000.00	$1,020.14	$4.77	0.95%
	Class C	$1,000.00	$1,016.21	$8.72	1.74%
	Class K	$1,000.00	$1,018.20	$6.72	1.34%
	Class Y	$1,000.00	$1,021.18	$3.72	0.74%
*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

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Financial Information

Six-Month Period Ended June 30, 2016

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND FUND

June 30, 2016 (unaudited)	Principal Amount	Value
Agency Mortgage-Backed Securities – 12.0%
FHLMC
5.50% due 6/1/2038	$93,417	$104,919
7.00% due 9/1/2038	24,301	29,767
1534 Z 5.00% due 6/15/2023	80,922	86,484
FNMA
2.483% due 8/1/2046(1)	70,861	71,064
2.535% due 12/1/2036(1)(2)	96,671	101,591
3.50% due 11/1/2042 - 6/13/2046	4,405,738	4,650,031
4.00% due 1/1/2045	1,399,861	1,500,314
4.50% due 12/1/2038 - 3/1/2044	467,133	510,273
4.50% due 6/1/2040(2)	669,466	732,581
5.00% due 12/1/2034 - 11/1/2036	28,435	31,700
5.50% due 4/1/2022 - 1/1/2038(2)	303,207	339,130
6.00% due 8/1/2021	46,392	50,611
7.00% due 8/1/2023 - 6/1/2032	41,572	49,866
7.50% due 12/1/2029 - 2/1/2031	52,464	62,323
8.00% due 6/1/2030 - 9/1/2030	30,599	36,466
GNMA
6.00% due 12/15/2033	35,292	41,714
Total Agency Mortgage-Backed Securities (Cost $8,263,308)		8,398,834

	Principal Amount	Value
Asset-Backed Securities – 1.4%
Ameriquest Mortgage Securities, Inc. 2003-5 A6 4.359% due 4/25/2033(1)	153,496	155,826
DB Master Finance LLC 2015-1A A2I 3.262% due 2/20/2045(3)	187,625	189,370

Domino’s Pizza Master Issuer LLC 2012-1A A2 5.216% due 1/25/2042(2)(3)	655,039	674,166
Total Asset-Backed Securities (Cost $1,006,286)		1,019,362

	Principal Amount	Value
Commercial Mortgage-Backed Securities – 11.5%
Banc of America Commercial Mortgage Trust 2008-1 A4 6.436% due 2/10/2051(1)(2)	756,861	796,563

6	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS INVESTMENT QUALITY BOND FUND

June 30, 2016 (unaudited)	Principal Amount	Value
Commercial Mortgage-Backed Securities (continued)
Bear Stearns Commercial Mortgage Securities Trust 2007-PW16 AM 5.91% due 6/11/2040(1)	$115,000	$118,858
Citigroup Commercial Mortgage Trust 2006-C5 A4 5.431% due 10/15/2049	287,064	287,616
2013-375P B 3.635% due 5/10/2035(1)(2)(3)	900,000	947,982
Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD3 AM 5.648% due 10/15/2048(2)	650,000	654,824
Crown Castle Towers LLC Sr. Sec. Nt. 6.113% due 1/15/2040(3)	500,000	556,180
Fairway Outdoor Funding LLC 2012-1A A2 4.212% due 10/15/2042(2)(3)	1,344,578	1,368,458
GMAC Commercial Mortgage Securities, Inc. 2006-C1 AM 5.29% due 11/10/2045(1)(2)	209,138	208,968
JPMorgan Chase Commercial Mortgage Securities Trust 2006-LDP7 AM 6.184% due 4/17/2045(1)(2)	716,719	715,766
2007-LD12 AM
6.203% due 2/15/2051(1)	600,000	622,007
Morgan Stanley Capital I Trust 2007-IQ16 A4 5.809% due 12/12/2049(2)	215,469	223,723
Queens Center Mortgage Trust 2013-QCA A 3.275% due 1/11/2037(2)(3)	500,000	527,973
SBA Tower Trust 2.24% due 4/15/2043(3)	350,000	350,958
Wachovia Bank Commercial Mortgage Trust 2007-C33 AM 6.147% due 2/15/2051(1)	650,000	669,326

Total Commercial Mortgage-Backed Securities (Cost $8,213,341)		8,049,202

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	7

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND FUND

June 30, 2016 (unaudited)	Principal Amount	Value
Corporate Bonds – 42.6%
Aerospace & Defense – 0.3%
Northrop Grumman Space & Mission Systems Corp. 7.75% due 6/1/2029(2)	$150,000	$214,537

		214,537
Automotive – 2.2%
BorgWarner, Inc. Sr. Nt. 4.625% due 9/15/2020(2)	500,000	544,243
General Motors Financial Co., Inc. 2.625% due 7/10/2017(2)	1,000,000	1,009,244

		1,553,487
Banking – 12.3%
Ally Financial, Inc. 2.75% due 1/30/2017	500,000	502,337
Banco Bilbao Vizcaya Argentaria S.A. Sr. Nt. 3.00% due 10/20/2020	500,000	509,235
Bank of America Corp. Sr. Nt. 3.50% due 4/19/2026	500,000	516,694
Citigroup, Inc. Sr. Nt. 4.50% due 1/14/2022(2)	400,000	442,138
Cooperatieve Rabobank U.A. 3.95% due 11/9/2022(2)	400,000	413,672
Credit Suisse/New York NY Sr. Nt. 5.30% due 8/13/2019	350,000	386,300
Fifth Third Bank Sr. Nt. 2.30% due 3/15/2019	500,000	509,834
Huntington Bancshares, Inc. Sub. Nt. 7.00% due 12/15/2020(2)	400,000	469,362
Intesa Sanpaolo S.p.A. Sr. Nt. 3.875% due 1/16/2018(2)	600,000	615,599
JPMorgan Chase & Co. Sub. Nt. 3.375% due 5/1/2023(2)	300,000	305,859
Lloyds Bank PLC 5.80% due 1/13/2020(2)(3)	350,000	391,536
Morgan Stanley Sr. Nt. 3.75% due 2/25/2023(2)	300,000	317,753

8	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS INVESTMENT QUALITY BOND FUND

June 30, 2016 (unaudited)	Principal Amount	Value
Banking (continued)
PNC Bank N.A. Sr. Nt. 2.15% due 4/29/2021	$500,000	$509,356
Regions Bank/Birmingham AL Sub. Nt. 7.50% due 5/15/2018(2)	500,000	548,347
Royal Bank of Scotland Group PLC Sub. Nt. 6.125% due 12/15/2022(2)	400,000	419,485
Standard Chartered PLC Sub. Nt. 3.95% due 1/11/2023(2)(3)	600,000	581,750
The Goldman Sachs Group, Inc. Sub. Nt. 5.625% due 1/15/2017(2)	680,000	694,988
The Huntington National Bank Sr. Nt. 2.00% due 6/30/2018(2)	500,000	504,963

		8,639,208
Building Materials – 0.8%
Owens Corning 4.20% due 12/15/2022(2)	500,000	533,168

		533,168
Cable Satellite – 1.3%
Comcast Corp. 6.45% due 3/15/2037(2)	250,000	343,994
Time Warner Cable, Inc. 5.85% due 5/1/2017(2)	550,000	569,346

		913,340
Chemicals – 2.3%
Ecolab, Inc. Sr. Nt.
2.00% due 1/14/2019	500,000	506,523
5.50% due 12/8/2041(2)	200,000	249,198
FMC Corp. Sr. Nt. 5.20% due 12/15/2019	100,000	108,256
LyondellBasell Industries N.V. Sr. Nt. 5.00% due 4/15/2019(2)	700,000	757,669

		1,621,646
Electric – 1.6%
NextEra Energy Capital Holdings, Inc. 1.586% due 6/1/2017(2)	500,000	501,205

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	9

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND FUND

June 30, 2016 (unaudited)	Principal Amount	Value
Electric (continued)
PPL Electric Utilities Corp. 6.25% due 5/15/2039(2)	$220,000	$309,486
Virginia Electric and Power Co. Sr. Nt. 8.875% due 11/15/2038(2)	200,000	335,085

		1,145,776
Energy - Integrated – 1.3%
BP Capital Markets PLC 1.676% due 5/3/2019	500,000	504,011
Suncor Energy, Inc. Sr. Nt. 6.50% due 6/15/2038(2)	300,000	386,592

		890,603
Finance Companies – 0.6%
AerCap Ireland Capital Ltd. 3.75% due 5/15/2019	400,000	403,000

		403,000
Food And Beverage – 2.8%
Anheuser-Busch InBev Finance, Inc. 1.90% due 2/1/2019	500,000	508,490
Anheuser-Busch InBev Worldwide, Inc. 3.75% due 7/15/2042(2)	625,000	625,364
Kraft Heinz Foods Co. 2.00% due 7/2/2018(2)(3)	500,000	506,284
Mead Johnson Nutrition Co. Sr. Nt. 4.90% due 11/1/2019(2)	300,000	330,705

		1,970,843
Government Related – 1.2%
Dolphin Energy Ltd. Sr. Sec. Nt. 5.888% due 6/15/2019(3)	318,000	338,829
Petroleos Mexicanos 5.75% due 3/1/2018(2)	500,000	522,830

		861,659
Healthcare – 0.8%
Bio-Rad Laboratories, Inc. Sr. Nt. 4.875% due 12/15/2020(2)	200,000	221,284
Fresenius Medical Care U.S. Finance, Inc. 6.875% due 7/15/2017	300,000	312,750

		534,034

10	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS INVESTMENT QUALITY BOND FUND

June 30, 2016 (unaudited)	Principal Amount	Value
Home Construction – 0.4%
Toll Brothers Finance Corp. 5.875% due 2/15/2022	$250,000	$269,000

		269,000
Independent Energy – 0.8%
ConocoPhillips 5.75% due 2/1/2019	500,000	550,081

		550,081
Insurance - Life – 1.3%
MetLife, Inc. Jr. Sub. Nt. 6.40% due 12/15/2066(1)	125,000	133,440
Prudential Financial, Inc. Sr. Nt. 7.375% due 6/15/2019	300,000	348,048
Teachers Insurance & Annuity Association of America Sub. Nt. 6.85% due 12/16/2039(2)(3)	300,000	407,537

		889,025
Insurance: Property - Casualty – 0.4%
Berkshire Hathaway Finance Corp. 5.75% due 1/15/2040(2)	225,000	298,754

		298,754
Media - Entertainment – 0.6%
Time Warner Cos., Inc. 7.57% due 2/1/2024(2)	350,000	444,485

		444,485
Metals And Mining – 0.9%
Vale Overseas Ltd. 6.25% due 1/23/2017	600,000	613,740

		613,740
Midstream – 2.6%
Energy Transfer Partners LP Sr. Nt. 5.15% due 2/1/2043(2)	275,000	245,800
Enterprise Products Operating LLC Series A 8.375% due 8/1/2066(1)	400,000	352,420
Kinder Morgan Energy Partners LP 5.00% due 10/1/2021(2)	400,000	423,599
Williams Partners LP Sr. Nt. 5.25% due 3/15/2020(2)	750,000	771,650

		1,793,469

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	11

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND FUND

June 30, 2016 (unaudited)	Principal Amount	Value
Oil Field Services – 0.8%
Nabors Industries, Inc. 4.625% due 9/15/2021(2)	$400,000	$367,053
Weatherford International Ltd. 6.50% due 8/1/2036	250,000	179,375

		546,428
Packaging – 0.7%
Silgan Holdings, Inc. Sr. Nt. 5.00% due 4/1/2020(2)	500,000	511,875

		511,875
Paper – 1.1%
Georgia-Pacific LLC 5.40% due 11/1/2020(2)(3)	670,000	758,851

		758,851
Railroads – 0.3%
CSX Corp. Sr. Nt. 4.75% due 5/30/2042(2)	175,000	202,574

		202,574
Real Estate Investment Trusts – 0.7%
DDR Corp. Sr. Nt. 4.75% due 4/15/2018	500,000	521,666

		521,666
Restaurants – 0.7%
McDonald’s Corp. Sr. Nt. 2.10% due 12/7/2018	500,000	511,686

		511,686
Wireless – 1.1%
America Movil S.A.B. de C.V. 5.00% due 10/16/2019(2)	700,000	770,614

		770,614
Wirelines – 2.7%
AT&T, Inc. Sr. Nt. 2.30% due 3/11/2019	500,000	510,641
6.30% due 1/15/2038(2)	300,000	360,727
Deutsche Telekom International Finance B.V. 8.75% due 6/15/2030(1)	250,000	376,472
Orange S.A. Sr. Nt. 9.00% due 3/1/2031	115,000	178,103

12	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS INVESTMENT QUALITY BOND FUND

June 30, 2016 (unaudited)	Principal Amount	Value
Wirelines (continued)
Verizon Communications, Inc. Sr. Nt. 4.522% due 9/15/2048(2)	$453,000	$471,709

		1,897,652
Total Corporate Bonds (Cost $28,289,618)		29,861,201

	Principal Amount	Value
Municipal Bonds – 1.6%
Chicago Illinois Metropolitan Wtr. Reclamation Dist. Greater Chicago G.O. Build America Bonds Taxable Direct Payment 5.72% due 12/1/2038(2)	400,000	517,684

San Diego Cnty. California Wtr. Auth. Fing. Agcy. Wtr. Rev. Build America Bonds Ser. B 6.138% due 5/1/2049(2)	400,000	574,300
Total Municipal Bonds (Cost $829,684)		1,091,984

	Principal Amount	Value
Non-Agency Mortgage-Backed Securities – 8.0%
Banc of America Alternative Loan Trust 2004-1 2A1 6.00% due 2/25/2034	439,611	456,641
Banc of America Funding Trust 2004-2 1CB1 5.75% due 9/20/2034	628,600	650,229
Countrywide Alternative Loan Trust 2006-19CB A15 6.00% due 8/25/2036	204,695	177,770
Countrywide Home Loans Mortgage Pass-Through Trust 2002-19 1A1 6.25% due 11/25/2032	104,203	107,625
2004-5 2A9 5.25% due 5/25/2034	276,016	276,488
Deutsche Alt-A Securities Mortgage Loan Trust 2007-AR3 2A2B 0.693% due 6/25/2037(1)	495,022	415,616

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	13

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND FUND

June 30, 2016 (unaudited)	Principal Amount	Value
Non-Agency Mortgage-Backed Securities (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN1 M2 2.653% due 2/25/2024(1)	$500,000	$506,724
GSR Mortgage Loan Trust 2004-10F 6A1 5.00% due 9/25/2034	29,720	30,548
JPMorgan Mortgage Trust 2004-S2 1A3 4.75% due 11/25/2019	116,442	118,275
2005-A3 11A2 2.853% due 6/25/2035(1)	440,807	445,186
Master Asset Securitization Trust 2003-10 3A7 5.50% due 11/25/2033	131,600	132,340
2003-5 2A1 5.00% due 6/25/2018	42,422	43,329
2003-7 4A33 5.25% due 9/25/2033(2)	362,119	361,154
Prime Mortgage Trust 2003-3 A9 5.50% due 1/25/2034	344,459	342,420
2004-2 A3 5.25% due 11/25/2019	35,380	35,690
Residential Asset Mortgage Products Trust 2005-SL1 A4 6.00% due 5/25/2032	6,947	6,932
Residential Funding Mortgage Securities I Trust 2005-S3 A1 4.75% due 3/25/2020	132,404	133,898
Structured Adjustable Rate Mortgage Loan Trust 2004-5 3A1 2.927% due 5/25/2034(1)(2)	494,827	499,655
Structured Asset Securities Corp. 2004-20 7A1 5.25% due 11/25/2034	333,336	335,966
2004-21XS 2A6A 4.74% due 12/25/2034(1)	6,835	6,941
Wells Fargo Mortgage Backed Securities Trust 2004-6 A4 5.50% due 6/25/2034	76,802	78,135
2004-Y 3A1 2.80% due 11/25/2034(1)	238,726	239,058
2005-2 2A1 4.75% due 4/25/2020(2)	62,481	63,608

14	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS INVESTMENT QUALITY BOND FUND

June 30, 2016 (unaudited)	Principal Amount	Value
Non-Agency Mortgage-Backed Securities (continued)
2007-13 A7 6.00% due 9/25/2037	$158,035	$159,013
Total Non-Agency Mortgage-Backed Securities (Cost $5,617,773)		5,623,241

	Principal Amount	Value
U.S. Government Securities – 17.4%
U.S. Treasury Bond 3.00% due 11/15/2045	1,700,000	1,954,735
U.S. Treasury Bonds 3.00% due 11/15/2044	1,900,000	2,184,555
U.S. Treasury Note 2.00% due 8/15/2025	500,000	522,715
U.S. Treasury Notes 1.375% due 4/30/2021	1,000,000	1,017,266
1.50% due 3/31/2023	1,200,000	1,217,297
1.625% due 5/15/2026	1,000,000	1,012,227
1.75% due 9/30/2022	1,000,000	1,031,680
2.50% due 5/15/2024	3,000,000	3,258,399
Total U.S. Government Securities (Cost $11,561,893)		12,198,874

	Principal Amount	Value
Repurchase Agreements – 4.3%

Fixed Income Clearing Corp. Repurchase Agreement, 0.03%, dated 6/30/2016, maturity value of $3,006,003, due 7/1/2016(4)	3,006,000	3,006,000
Total Repurchase Agreements (Cost $3,006,000)		3,006,000
Total Investments – 98.8% (Cost $66,787,903)		69,248,698
Other Assets, Net – 1.2%		840,046
Total Net Assets – 100.0%		$70,088,744

(1)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at June 30, 2016.
(2)	Securities are segregated to cover anticipated or existing derivative positions or to be announced securities (TBA).
(3)

Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At June 30, 2016, the aggregate market value of these securities amounted to $7,599,874, representing 10.8% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	15

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND FUND

(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value

U.S. Treasury Inflation Indexed Note	0.125%	4/15/2017	$3,070,422

The table below presents futures contracts as of June 30, 2016:

Description (unaudited)	Counterparty	Number of Contracts	Expiration	Face Value (000s)	Unrealized Appreciation
Purchased Futures Contracts

5 YR U.S. Treasury Note	Goldman Sachs & Co.	70	9/30/2016	$8,552	$88,675

The following is a summary of the inputs used as of June 30, 2016, in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 1a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total

Agency Mortgage-Backed Securities	$—	$8,398,834	$—	$8,398,834

Asset-Backed Securities	—	1,019,362	—	1,019,362

Commercial Mortgage-Backed Securities	—	8,049,202	—	8,049,202

Corporate Bonds	—	29,861,201	—	29,861,201

Municipal Bonds	—	1,091,984	—	1,091,984

Non-Agency Mortgage-Backed Securities	—	5,623,241	—	5,623,241

U.S. Government Securities	—	12,198,874	—	12,198,874

Repurchase Agreements	—	3,006,000	—	3,006,000

Other Financial Instruments:

Financial Futures Contracts	88,675	—	—	88,675

Total	$88,675	$69,248,698	$—	$69,337,373

16	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND FUND

June 30, 2016 (unaudited)	Principal Amount	Value
Agency Mortgage-Backed Securities – 4.2%
FHLMC
1534 Z
5.00% due 6/15/2023(1)	$33,824	$36,148
5.00% due 8/1/2040(1)	6,110,267	6,752,292
20 H
5.50% due 10/25/2023(1)	17,750	19,269
7.00% due 9/1/2038(1)	11,664	14,288
FNMA
2.483% due 8/1/2046(1)(2)	24,815	24,886
5.00% due 2/1/2041 – 10/1/2041(1)	22,769,023	25,358,691
Total Agency Mortgage-Backed Securities (Cost $32,264,721)		32,205,574

	Principal Amount	Value
Asset-Backed Securities – 17.5%
Ally Auto Receivables Trust 2014-2 B 2.10% due 3/16/2020	2,240,000	2,264,424
Ally Master Owner Trust 2012-5 A 1.54% due 9/15/2019	6,500,000	6,520,414
American Express Credit Account Master Trust 2014-1 B 0.942% due 12/15/2021(2)	6,400,000	6,350,749
Ameriquest Mortgage Securities, Inc. 2003-5 A6 4.359% due 4/25/2033(2)	34,909	35,439
Avis Budget Rental Car Funding AESOP LLC
2013-1A A
1.92% due 9/20/2019(1)(3)	10,500,000	10,525,824
2014-1A A
2.46% due 7/20/2020(1)(3)	2,000,000	2,028,250
Bank of America Credit Card Trust 2007-A4 A4 0.482% due 11/15/2019(2)	7,000,000	6,989,149
Capital One Multi-Asset Execution Trust 2007-A5 A5 0.482% due 7/15/2020(2)	7,900,000	7,875,099
CarMax Auto Owner Trust 2015-2 A3 1.37% due 3/16/2020	7,040,000	7,062,351
Chase Issuance Trust
2007-A12 A12
0.492% due 8/15/2019(2)	5,000,000	4,993,102

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	17

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND FUND

June 30, 2016 (unaudited)	Principal Amount	Value
Asset-Backed Securities (continued)
2007-A2 A2 0.492% due 4/15/2019	$4,000,000	$3,997,236
2007-C1 C1 0.902% due 4/15/2019(2)	2,000,000	1,994,887
Citibank Credit Card Issuance Trust 2014-A2 A2 1.02% due 2/22/2019(1)	7,690,000	7,698,009
CNH Equipment Trust 2014-B A4 1.61% due 5/17/2021(1)	4,500,000	4,531,161
DB Master Finance LLC 2015-1A A2I 3.262% due 2/20/2045(1)(3)	1,688,625	1,704,329
Discover Card Execution Note Trust 2015-A1 A1 0.792% due 8/17/2020(2)	7,084,000	7,098,256
Domino’s Pizza Master Issuer LLC 2012-1A A2 5.216% due 1/25/2042(1)(3)	2,478,525	2,550,898
First Investors Auto Owner Trust 2015-2A A1 1.59% due 12/16/2019(3)	2,267,103	2,263,722
Ford Credit Auto Lease Trust
2014-B A3
0.89% due 9/15/2017(1)	1,766,767	1,766,642
2015-B A2A
1.04% due 5/15/2018	3,806,157	3,806,398
Golden Credit Card Trust 2015-3A A 0.862% due 7/15/2019(2)(3)	4,900,000	4,893,822
Hyundai Auto Lease Securitization Trust 2014-B A4 1.26% due 9/17/2018(1)(3)	6,850,000	6,861,542
Kubota Credit Owner Trust 2014-1A A3 1.16% due 5/15/2018(1)(3)	4,181,643	4,182,127
Mercedes Benz Auto Lease Trust
2015-B A2A
1.00% due 1/16/2018	4,034,317	4,035,506
2016-A A3
1.52% due 3/15/2019	2,900,000	2,905,372
Residential Asset Mortgage Products Trust 2002-RS4 AI5 6.163% due 8/25/2032(2)	25,408	24,214

18	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS LOW DURATION BOND FUND

June 30, 2016 (unaudited)	Principal Amount	Value
Asset-Backed Securities (continued)
Synchrony Credit Card Master Note Trust
2012-6 A 1.36% due 8/17/2020(1)	$6,805,000	$6,822,234
2016-1 A 2.04% due 3/15/2022	3,850,000	3,920,455
Toyota Auto Receivables Owner Trust 2014-C A3 0.93% due 7/16/2018	3,583,267	3,581,788
2016-A A3 1.25% due 3/16/2020	5,400,000	5,420,782
Total Asset - Backed Securities (Cost $134,330,803)		134,704,181

	Principal Amount	Value
Senior Secured Loans – 4.5%
Building Materials – 1.1%
ABC Supply Co., Inc. Term Loan 3.50% due 4/16/2020(2)	3,304,375	3,293,372
Generac Power Systems, Inc. Term Loan B 3.50% due 5/31/2020(2)	1,810,247	1,783,093
Quikrete Holdings, Inc. 1st Lien Term Loan 4.00% due 9/28/2020(2)	3,261,442	3,252,701

		8,329,166
Consumer Products – 0.9%
Bombardier Recreational Products, Inc. 2016 Term Loan B 3.75% due 6/21/2023(2)	6,794,286	6,700,864

		6,700,864
Gaming – 0.7%
Scientific Games International, Inc. 2014 Term Loan B1 6.00% due 10/18/2020(2)	5,850,000	5,772,020

		5,772,020
Leisure – 1.2%
Kasima LLC New Term Loan B 3.25% due 5/17/2021(2)	4,095,220	4,083,713
WMG Acquisition Corp. New Term Loan 3.75% due 7/1/2020(2)	5,105,625	5,041,805

		9,125,518

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	19

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND FUND

June 30, 2016 (unaudited)	Principal Amount	Value
Media - Entertainment – 0.3%
Tribune Media Co. Term Loan 3.75% due 12/27/2020(2)	$2,184,920	$2,176,726

		2,176,726
Pharmaceuticals – 0.3%
Amgen, Inc. Term Loan 1.631% due 9/18/2018(2)	2,293,235	2,283,214

		2,283,214
Total Senior Secured Loans (Cost $34,661,769)		34,387,508

	Principal Amount	Value
Commercial Mortgage - Backed Securities – 16.8%
American Tower Trust I 13 1A 1.551% due 3/15/2043(1)(3)	7,000,000	7,014,825
Banc of America Commercial Mortgage Trust 2007-3 AM 5.723% due 6/10/2049(1)(2)	4,050,000	4,153,565
2008-1 A4 6.436% due 2/10/2051(1)(2)	6,941,495	7,305,625
Bear Stearns Commercial Mortgage Securities Trust 2006-T24 AM 5.568% due 10/12/2041(1)(2)	9,300,000	9,335,247
2007-PW16 AM 5.911% due 6/11/2040(2)	600,000	620,130
Citigroup Commercial Mortgage Trust 2006-C5 A4 5.431% due 10/15/2049(1)	3,168,937	3,175,022
Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD2 AM 5.506% due 1/15/2046(1)(2)	41,710	41,666
Commercial Mortgage Trust 2014-CR15 A2 2.928% due 2/10/2047	3,800,000	3,928,078
2014-CR19 A2 2.965% due 8/10/2047	5,873,765	6,095,443
2014-CR20 A2 2.801% due 11/10/2047	5,276,000	5,475,870

20	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS LOW DURATION BOND FUND

June 30, 2016 (unaudited)	Principal Amount	Value
Commercial Mortgage - Backed Securities (continued)
Credit Suisse Commercial Mortgage Trust 2006-C4 AM 5.509% due 9/15/2039	$3,341,136	$3,339,442
2006-C5 AM 5.343% due 12/15/2039	6,300,000	6,358,424
GS Mortgage Securities Trust 2012-GCJ9 A2 1.762% due 11/10/2045	3,860,000	3,873,868
2013-GC16 A2 3.033% due 11/10/2046	1,900,000	1,961,367
Hilton U.S.A. Trust 2013-HLT AFX 2.662% due 11/5/2030(1)(3)	8,000,000	8,034,158
JPMBB Commercial Mortgage Securities Trust 2013-C15 A2 2.977% due 11/15/2045	3,058,119	3,157,443
JPMorgan Chase Commercial Mortgage Securities Trust 2006-LDP7 AM 6.184% due 4/17/2045(1)(2)	4,778,126	4,771,775
2007-CB18 A4 5.44% due 6/12/2047(1)	10,438,417	10,597,026
2007-LD12 AM 6.203% due 2/15/2051(1)(2)	4,000,000	4,146,717
2013-C16 A2 3.07% due 12/15/2046	1,490,706	1,541,522
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8 A2 1.689% due 12/15/2048(1)	1,439,109	1,443,274
Morgan Stanley Capital I Trust 2007-IQ16 A4 5.809% due 12/12/2049(1)	3,314,903	3,441,887
SBA Tower Trust 2.24% due 4/15/2043(3)	9,150,000	9,175,035
2.933% due 12/15/2042(1)(3)	5,000,000	5,008,715
Wachovia Bank Commercial Mortgage Trust 2006-C28 AM 5.603% due 10/15/2048(2)	5,250,000	5,283,296
2007-C31 AM 5.591% due 4/15/2047(1)(2)	4,300,000	4,393,834
2007-C33 AM 6.147% due 2/15/2051(1)(2)	5,250,000	5,406,096
Total Commercial Mortgage - Backed Securities (Cost $134,427,672)		129,079,350

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	21

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND FUND

June 30, 2016 (unaudited)	Principal Amount	Value
Corporate Bonds – 39.9%
Aerospace & Defense – 0.5%
Harris Corp. Sr. Nt. 1.999% due 4/27/2018(1)	$3,000,000	$3,015,273
L-3 Communications Corp. 3.95% due 11/15/2016	600,000	606,265

		3,621,538
Automotive – 0.5%
General Motors Financial Co., Inc. 3.25% due 5/15/2018(1)	4,000,000	4,082,912

		4,082,912
Banking – 7.1%
Ally Financial, Inc. 2.75% due 1/30/2017(1)	2,900,000	2,913,555
Bank of America Corp. Sr. Nt. 1.70% due 8/25/2017(1)	6,500,000	6,524,329
Barclays Bank PLC Sub. Nt. 6.05% due 12/4/2017(1)(3)	4,500,000	4,712,544
Capital One N.A. Sr. Nt. 1.50% due 3/22/2018(1)	4,000,000	3,987,648
Citigroup, Inc. Sr. Nt. 1.75% due 5/1/2018	5,000,000	5,021,980
Deutsche Bank AG Sr. Nt. 1.875% due 2/13/2018(1)	6,500,000	6,459,303
Lloyds Bank PLC 1.75% due 3/16/2018(1)	3,500,000	3,490,900
Morgan Stanley Sr. Nt. 2.45% due 2/1/2019	4,000,000	4,075,100
Regions Bank/Birmingham AL Sub. Nt. 7.50% due 5/15/2018(1)	4,500,000	4,935,128
The Goldman Sachs Group, Inc. Sr. Nt. 2.90% due 7/19/2018	5,000,000	5,130,850

22	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS LOW DURATION BOND FUND

June 30, 2016 (unaudited)	Principal Amount	Value
Banking (continued)
The Huntington National Bank Sr. Nt. 1.30% due 11/20/2016(1)	$4,000,000	$4,004,488
UBS AG/Stamford CT Sr. Nt. 1.80% due 3/26/2018(1)	3,500,000	3,533,299

		54,789,124
Brokerage Assetmanagers Exchanges – 1.4%
Nomura Holdings, Inc. Sr. Nt. 2.00% due 9/13/2016(1)	7,000,000	7,012,082
S&P Global, Inc. Sr. Nt. 2.50% due 8/15/2018	3,570,000	3,643,563

		10,655,645
Building Materials – 0.6%
Martin Marietta Materials, Inc. Sr. Nt. 6.60% due 4/15/2018(1)	4,500,000	4,847,189

		4,847,189
Cable Satellite – 0.9%
Time Warner Cable, Inc. 5.85% due 5/1/2017(1)	6,500,000	6,728,637

		6,728,637
Construction Machinery – 0.3%
CNH Industrial Capital LLC 3.25% due 2/1/2017	2,500,000	2,515,000

		2,515,000
Consumer Products – 0.9%
Newell Rubbermaid, Inc. Sr. Nt. 2.60% due 3/29/2019	6,500,000	6,670,177

		6,670,177
Diversified Manufacturing – 0.5%
Pentair Finance S.A. 1.875% due 9/15/2017(1)	3,750,000	3,743,186

		3,743,186
Electric – 3.2%
DPL, Inc. Sr. Nt. 6.50% due 10/15/2016	138,000	138,000

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	23

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND FUND

June 30, 2016 (unaudited)	Principal Amount	Value
Electric (continued)
Exelon Corp. Sr. Nt. 1.55% due 6/9/2017	$4,750,000	$4,758,222
FirstEnergy Corp. Sr. Nt. Series A 2.75% due 3/15/2018(1)	2,400,000	2,429,887
GenOn Energy, Inc. Sr. Nt. 7.875% due 6/15/2017(1)	4,000,000	3,360,000
NextEra Energy Capital Holdings, Inc. 1.586% due 6/1/2017(1)	4,000,000	4,009,640
Southern Power Co. Sr. Nt. 1.85% due 12/1/2017	3,750,000	3,779,591
The Dayton Power & Light Co. 1.875% due 9/15/2016(1)	5,800,000	5,807,546

		24,282,886
Finance Companies – 1.7%
AerCap Ireland Capital Ltd. 2.75% due 5/15/2017	4,640,000	4,643,123
Air Lease Corp. Sr. Nt. 2.125% due 1/15/2018(1)	3,500,000	3,482,500
CIT Group, Inc. Sr. Nt. 4.25% due 8/15/2017(1)	4,750,000	4,837,875

		12,963,498
Financial - Other – 0.4%
Icahn Enterprises LP 3.50% due 3/15/2017(1)	2,700,000	2,711,610

		2,711,610
Food And Beverage – 2.0%
Anheuser-Busch InBev Finance, Inc. 1.90% due 2/1/2019	5,000,000	5,084,900
Kraft Heinz Foods Co. 1.60% due 6/30/2017(3)	6,500,000	6,521,840
Molson Coors Brewing Co. 1.45% due 7/15/2019	3,750,000	3,759,495

		15,366,235
Government Related – 2.2%
Abu Dhabi National Energy Co. PJSC Sr. Nt. 2.50% due 1/12/2018(1)(3)	4,500,000	4,524,840

24	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS LOW DURATION BOND FUND

June 30, 2016 (unaudited)	Principal Amount	Value
Government Related (continued)
CNOOC Nexen Finance 2014 ULC 1.625% due 4/30/2017(1)	$8,500,000	$8,513,897
Petroleos Mexicanos 5.50% due 2/4/2019(3)	4,000,000	4,204,000

		17,242,737
Healthcare – 1.4%
Becton Dickinson and Co. Sr. Nt. 1.80% due 12/15/2017(1)	4,000,000	4,032,700
Laboratory Corp. of America Holdings Sr. Nt. 2.50% due 11/1/2018(1)	3,500,000	3,555,391
St. Jude Medical, Inc. Sr. Nt. 2.00% due 9/15/2018	3,000,000	3,034,275

		10,622,366
Home Construction – 0.6%
DR Horton, Inc. 3.625% due 2/15/2018(1)	4,500,000	4,571,775

		4,571,775
Independent Energy – 0.5%
Canadian Natural Resources Ltd. Sr. Nt. 1.75% due 1/15/2018	3,500,000	3,469,365

		3,469,365
Industrial - Other – 1.3%
AECOM Global II LLC 3.85% due 4/1/2017(1)	4,500,000	4,531,001
Hutchison Whampoa International 14 Ltd. 1.625% due 10/31/2017(1)(3)	5,500,000	5,525,074

		10,056,075
Insurance: Property - Casualty – 1.1%
Assurant, Inc. Sr. Nt. 2.50% due 3/15/2018	4,500,000	4,554,450
XLIT Ltd. 2.30% due 12/15/2018(1)	4,000,000	4,041,192

		8,595,642
Integrated Energy – 0.7%
BP Capital Markets PLC 1.375% due 5/10/2018	5,000,000	5,007,360

		5,007,360

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	25

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND FUND

June 30, 2016 (unaudited)	Principal Amount	Value
Media - Entertainment – 0.7%
The Interpublic Group of Cos., Inc. Sr. Nt. 2.25% due 11/15/2017(1)	$5,500,000	$5,535,497

		5,535,497
Metals And Mining – 0.5%
Vale Overseas Ltd. 6.25% due 1/23/2017	3,800,000	3,887,020

		3,887,020
Midstream – 1.2%
Buckeye Partners LP Sr. Nt. 2.65% due 11/15/2018(1)	3,400,000	3,447,984
Columbia Pipeline Group, Inc. 2.45% due 6/1/2018	1,500,000	1,504,836
Kinder Morgan, Inc. 2.00% due 12/1/2017(1)	4,500,000	4,475,930

		9,428,750
Oil Field Services – 0.4%
Nabors Industries, Inc. 2.35% due 9/15/2016(1)	3,400,000	3,394,740

		3,394,740
Pharmaceuticals – 3.3%
AbbVie, Inc. Sr. Nt. 2.00% due 11/6/2018	5,000,000	5,051,045
Actavis Funding SCS 2.35% due 3/12/2018(1)	6,500,000	6,588,588
Celgene Corp. Sr. Nt. 2.125% due 8/15/2018	3,800,000	3,856,795
Mallinckrodt International Finance S.A. 3.50% due 4/15/2018	3,500,000	3,403,750
Mylan N.V. 2.50% due 6/7/2019(3)	4,500,000	4,559,751
Mylan, Inc. 1.35% due 11/29/2016(1)	2,250,000	2,247,516

		25,707,445
Real Estate Investment Trusts – 0.8%
Realty Income Corp. Sr. Nt. 5.375% due 9/15/2017(1)	4,000,000	4,186,288

26	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS LOW DURATION BOND FUND

June 30, 2016 (unaudited)	Principal Amount	Value
Real Estate Investment Trusts (continued)
Select Income REIT Sr. Nt. 2.85% due 2/1/2018(1)	$2,000,000	$2,015,666

		6,201,954
Refining – 0.4%
Marathon Petroleum Corp. Sr. Nt. 2.70% due 12/14/2018	3,000,000	3,067,362

		3,067,362
Restaurants – 0.2%
McDonald’s Corp. Sr. Nt. 2.10% due 12/7/2018	1,750,000	1,790,901

		1,790,901
Retailers – 0.8%
CVS Health Corp. Sr. Nt. 1.20% due 12/5/2016(1)	2,500,000	2,503,960
Walgreens Boots Alliance, Inc. Sr. Nt. 1.75% due 5/30/2018	4,000,000	4,031,248

		6,535,208
Technology – 2.3%
Diamond 1 Finance Corp. Sr. Sec. Nt. 3.48% due 6/1/2019(3)	4,000,000	4,097,640
Fidelity National Information Services, Inc. 1.45% due 6/5/2017	4,000,000	3,995,276
Hewlett Packard Enterprise Co. Sr. Nt. 2.45% due 10/5/2017(3)	4,500,000	4,558,320
KLA-Tencor Corp. Sr. Nt. 2.375% due 11/1/2017(1)	4,000,000	4,034,092
NXP B.V. 3.50% due 9/15/2016(3)	1,338,000	1,339,385

		18,024,713
Tobacco – 0.7%
Reynolds American, Inc. 2.30% due 6/12/2018	5,000,000	5,080,210

		5,080,210

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	27

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND FUND

June 30, 2016 (unaudited)	Principal Amount	Value
Wireless – 0.8%
American Tower Corp. Sr. Nt. 4.50% due 1/15/2018(1)	$5,602,000	$5,844,455

		5,844,455
Total Corporate Bonds (Cost $305,196,398)		307,041,212

	Principal Amount	Value
Non-Agency Mortgage-Backed Securities – 12.0%
Banc of America Funding Trust 2004-2 1CB1 5.75% due 9/20/2034(1)	1,147,515	1,186,999
2005-D A1 2.926% due 5/25/2035(1)(2)	2,576,480	2,626,640
Banc of America Mortgage Securities Trust 2003-J 2A2 3.039% due 11/25/2033(1)(2)	1,116,741	1,110,387
Bear Stearns ALT-A Trust 2003-3 2A 2.833% due 10/25/2033(1)(2)	3,628,686	3,601,143
2004-4 A1 1.053% due 6/25/2034(1)(2)	2,566,858	2,434,870
2004-7 2A1 2.937% due 8/25/2034(1)(2)	2,134,393	2,137,067
Chase Mortgage Finance Trust 2007-A1 2A1 3.044% due 2/25/2037(1)(2)	1,523,435	1,519,013
CS First Boston Mortgage Securities Corp. 2003-11 1A31 5.50% due 6/25/2033(1)	502,543	517,399
2003-23 2A8 4.50% due 10/25/2018(1)	141,139	140,890
2003-8 2A1 5.00% due 4/25/2018(1)	54,897	55,641
2004-5 5A1 5.00% due 8/25/2019	300,117	303,076
2004-AR5 3A1 2.835% due 6/25/2034(1)(2)	4,292,328	4,075,469
2004-AR5 6A1 3.06% due 6/25/2034(1)(2)	6,295,046	6,252,658
2004-AR7 4A1 2.818% due 11/25/2034(1)(2)	3,913,517	3,939,803
Fannie Mae Connecticut Avenue Securities 2015-C01 1M1 1.953% due 2/25/2025(2)	4,486,693	4,489,563

28	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS LOW DURATION BOND FUND

June 30, 2016 (unaudited)	Principal Amount	Value
Non-Agency Mortgage-Backed Securities (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN4 M2 2.853% due 10/25/2024(2)	$2,410,541	$2,427,345
GSR Mortgage Loan Trust 2004-15F 5A1 5.50% due 1/25/2020(1)	528,829	536,623
Impac CMB Trust 2004-7 1A1 1.193% due 11/25/2034(1)(2)	4,232,071	3,944,822
JPMorgan Mortgage Trust 2004-S1 1A7 5.00% due 9/25/2034(1)	359,827	368,245
2004-S2 1A3 4.75% due 11/25/2019(1)	210,793	214,110
2005-A1 3A1 2.916% due 2/25/2035(1)(2)	1,449,862	1,464,312
2005-A1 6T1 2.954% due 2/25/2035(1)(2)	449,952	424,762
2006-A2 5A1 2.705% due 11/25/2033(1)(2)	1,812,760	1,820,060
Master Adjustable Rate Mortgages Trust 2004-13 2A1 2.851% due 4/21/2034(1)(2)	2,065,831	2,066,611
2004-13 3A7 2.924% due 11/21/2034(1)(2)	3,916,602	3,980,906
Master Asset Securitization Trust 2003-2 2A10 4.50% due 3/25/2018(1)	168,879	168,285
2003-5 2A1 5.00% due 6/25/2018	98,172	100,271
Merrill Lynch Mortgage Investors Trust 2005-A2 A2 2.65% due 2/25/2035(1)(2)	6,520,969	6,502,259
Morgan Stanley Mortgage Loan Trust 2004-1 1A9 4.50% due 11/25/2018(1)	153,758	154,844
2004-7AR 2A1 2.669% due 9/25/2034(1)(2)	4,731,708	4,620,135
2005-6AR 1A1 0.733% due 11/25/2035(1)(2)	1,365,447	1,314,028
MortgageIT Trust 2004-1 A1 1.233% due 11/25/2034(1)(2)	2,598,453	2,458,738
Prime Mortgage Trust 2003-3 A9 5.50% due 1/25/2034(1)	718,012	713,763

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	29

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND FUND

June 30, 2016 (unaudited)	Principal Amount	Value
Non-Agency Mortgage-Backed Securities (continued)
2004-2 A2 4.75% due 11/25/2019(1)	$204,092	$204,329
2004-2 A3 5.25% due 11/25/2019(1)	124,171	125,258
Residential Asset Mortgage Products Trust 2005-SL1 A4 6.00% due 5/25/2032	1,152	1,150
Residential Asset Securitization Trust 2003-A2 A1 4.25% due 5/25/2033(1)	937,301	924,072
Residential Funding Mortgage Securities I Trust 2005-S3 A1 4.75% due 3/25/2020	482,063	487,504
Structured Adjustable Rate Mortgage Loan Trust 2004-6 4A1 2.945% due 6/25/2034(1)(2)	4,079,777	4,046,563
Structured Asset Mortgage Investments II Trust 2004-AR7 A1A 1.148% due 4/19/2035(1)(2)	1,573,030	1,459,210
Structured Asset Securities Corp. 2003-29 2A1 5.25% due 9/25/2023(1)	1,073,943	1,086,784
2004-21XS 2A6A 4.74% due 12/25/2034(1)(2)	35,446	35,997
2004-3 3A1 5.50% due 3/25/2019(1)	376,411	381,586
Wells Fargo Mortgage Backed Securities Trust 2003-J 2A1 2.636% due 10/25/2033(1)	383,107	383,864
2003-N 2A1 2.666% due 12/25/2033(1)(2)	795,753	778,631
2004-M A7 2.781% due 8/25/2034(1)(2)	2,856,241	2,862,516
2004-O A1 2.757% due 8/25/2034(1)(2)	1,365,258	1,353,655
2004-Z 2A2 2.851% due 12/25/2034(1)	1,513,143	1,503,387
2005-2 2A1 4.75% due 4/25/2020(1)	91,884	93,541
2005-AR10 2A6 2.88% due 6/25/2035(1)(2)	3,442,977	3,480,522
2005-AR12 2A5 2.896% due 6/25/2035(1)(2)	2,739,296	2,783,610
2005-AR12 2A6 2.896% due 6/25/2035(1)(2)	3,052,473	3,078,831
Total Non-Agency Mortgage-Backed Securities (Cost $93,480,387)		92,741,747

30	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS LOW DURATION BOND FUND

June 30, 2016 (unaudited)	Principal Amount	Value
U.S. Agencies – 0.1%
FHLMC 2.00% due 8/25/2016(1)	$400,000	$400,935
Total U.S. Agencies (Cost $400,494)		400,935

	Principal Amount	Value
U.S. Government Securities – 3.0%
U.S. Treasury Notes 0.75% due 2/28/2018 - 4/30/2018	22,730,000	22,794,876
Total U.S. Government Securities (Cost $22,727,948)		22,794,876

	Principal Amount	Value
Repurchase Agreements – 2.7%

Fixed Income Clearing Corp. Repurchase Agreement, 0.03%, dated 6/30/2016, maturity value of $20,910,017, due 7/1/2016(4)	20,910,000	20,910,000
Total Repurchase Agreements (Cost $20,910,000)		20,910,000
Total Investments – 100.7% (Cost $778,400,192)		774,265,383
Other Liabilities, Net – (0.7)%		(5,274,772)
Total Net Assets – 100.0%		$768,990,611

(1)	Securities are segregated to cover anticipated or existing derivative positions or to be announced securities (TBA).
(2)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at June 30, 2016.
(3)

Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At June 30, 2016, the aggregate market value of these securities amounted to $104,286,641, representing 13.6% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value

U.S. Treasury Inflation Indexed Note	0.125%	4/15/2020	$21,329,031

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	31

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND FUND

The table below presents futures contracts as of June 30, 2016:

Description (unaudited)	Counterparty	Number of Contracts	Expiration	Face Value (000s)	Unrealized Appreciation

Purchased Futures Contracts

2 YR U.S. Treasury Note	Goldman Sachs & Co.	1,004	9/30/2016	$220,205	$1,465,243

5 YR U.S. Treasury Note	Goldman Sachs & Co.	146	9/30/2016	17,836	145,565

Total					$1,610,808

Description	Counterparty	Number of Contracts	Expiration	Face Value (000s)	Unrealized Depreciation

Sold Futures Contracts

10 YR U.S. Treasury Note	Goldman Sachs & Co.	74	9/21/2016	$9,841	$(66,803)

U.S. Long Bond	Goldman Sachs & Co.	3	9/21/2016	517	(27,947)

Total					$(94,750)

The table below presents credit default swap contracts as of June 30, 2016:

Referenced Obligation	Counterparty	Currency	Notional Amount (000)	Fund Pays Fixed Rate	Expiration Date	Value	Unamortized Upfront Premiums Received	Unrealized Depreciation

Protection Bought

CDX North America High Yield Series 26 Index	Goldman Sachs & Co.	USD	$30,000	5.00%	06/20/2021	$(907,422)	$(463,227)	$(444,195)

32	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS LOW DURATION BOND FUND

The following is a summary of the inputs used as of June 30, 2016, in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 1a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total

Agency Mortgage-Backed Securities	$—	$32,205,574	$—	$32,205,574

Asset-Backed Securities	—	134,704,181	—	134,704,181

Senior Secured Loans	—	34,387,508	—	34,387,508

Commercial Mortgage-Backed Securities	—	129,079,350	—	129,079,350

Corporate Bonds	—	307,041,212	—	307,041,212

Non-Agency Mortgage-Backed Securities	—	92,741,747	—	92,741,747

U.S. Agencies	—	400,935	—	400,935

U.S. Government Securities	—	22,794,876	—	22,794,876

Repurchase Agreements	—	20,910,000	—	20,910,000

Other Financial Instruments:

Financial Futures Contracts	1,516,058	—	—	1,516,058

Credit Default Swaps	—	(907,422)	—	(907,422)

Total	$1,516,058	$773,357,961	$—	$774,874,018

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	33

SCHEDULE OF INVESTMENTS — RS HIGH YIELD FUND

June 30, 2016 (unaudited)	Principal Amount	Value
Senior Secured Loans – 16.3%
Automotive – 1.3%
Navistar International Corp. Term Loan B 6.50% due 8/7/2020(1)	$996,394	$938,274

		938,274
Cable Satellite – 1.6%
Grande Communications Holdings Term Loan B 4.50% due 5/31/2020(1)	1,172,832	1,149,375

		1,149,375
Food And Beverage – 1.4%
Hostess Brands LLC 2nd Lien Term Loan 8.50% due 8/3/2023(1)	1,000,000	990,000

		990,000
Gaming – 1.3%
Caesars Entertainment Resort Properties LLC Term Loan B 7.00% due 10/11/2020(1)	994,898	949,133

		949,133
Health Care – 1.9%
Connolly Corp. 2nd Lien Term Loan 8.00% due 5/14/2022(1)	81,793	80,906
Phillips-Medisize Corp. 2nd Lien Term Loan 8.25% due 6/16/2022(1)	1,350,000	1,275,750

		1,356,656
Industrial - Other – 1.6%
Gates Global, Inc. Term Loan B 4.25% due 7/6/2021(1)	1,210,389	1,145,585

		1,145,585
Insurance: Property - Casualty – 1.3%
USI, Inc. Term Loan B 4.25% due 12/27/2019(1)	968,638	954,409

		954,409
Media - Entertainment – 1.3%
Deluxe Entertainment Services Group, Inc. Term Loan 2014 6.50% due 2/28/2020(1)	938,540	912,730

		912,730

34	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS HIGH YIELD FUND

June 30, 2016 (unaudited)	Principal Amount	Value
Pharmaceuticals – 1.1%
PCI Pharma Services 2nd Lien Term Loan 9.75% due 6/24/2024(1)	$800,000	$780,000

		780,000
Restaurants – 1.4%
B.C. Unlimited Liability Co. Term Loan B2 3.75% due 12/10/2021(1)	1,027,507	1,025,709

		1,025,709
Retailers – 1.1%
Petco Animal Supplies, Inc. 2016 Term Loan B2 4.888% due 1/26/2023(1)	798,000	792,446

		792,446
Technology – 1.0%
Avaya, Inc. Term Loan B7 6.25% due 5/29/2020(1)	973,659	690,490

		690,490
Total Senior Secured Loans (Cost $12,142,960)		11,684,807

	Principal Amount	Value
Corporate Bonds – 78.6%
Aerospace & Defense – 2.5%
StandardAero Aviation Holdings, Inc. 10.00% due 7/15/2023(2)	1,000,000	997,500
TransDigm, Inc. 6.375% due 6/15/2026(2)	800,000	798,000

		1,795,500
Automotive – 0.9%
Tenneco, Inc. 5.00% due 7/15/2026	670,000	679,628

		679,628
Building Materials – 4.4%
Builders FirstSource, Inc. 10.75% due 8/15/2023(2)(3)	1,000,000	1,087,500
NCI Building Systems, Inc. 8.25% due 1/15/2023(2)	1,000,000	1,074,790
RSI Home Products, Inc. Sec. Nt. 6.50% due 3/15/2023(2)	650,000	667,875
US Concrete, Inc. 6.375% due 6/1/2024(2)	330,000	330,000

		3,160,165

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	35

SCHEDULE OF INVESTMENTS — RS HIGH YIELD FUND

June 30, 2016 (unaudited)	Principal Amount	Value
Cable Satellite – 3.1%
DigitalGlobe, Inc. 5.25% due 2/1/2021(2)	$800,000	$744,000
Intelsat Luxembourg S.A. 8.125% due 6/1/2023	1,650,000	408,375
Neptune Finco Corp. Sr. Nt. 6.625% due 10/15/2025(2)	1,000,000	1,050,000

		2,202,375
Construction Machinery – 1.0%
Ahern Rentals, Inc. Sec. Nt. 7.375% due 5/15/2023(2)(3)	1,000,000	690,000

		690,000
Consumer Products – 3.7%
Central Garden & Pet Co. 6.125% due 11/15/2023(3)	1,000,000	1,040,000
Kronos Acquisition Holdings, Inc. Sr. Nt. 9.00% due 8/15/2023(2)	670,000	656,600
NBTY, Inc. Sr. Nt. 7.625% due 5/15/2021(2)	670,000	670,838
Revlon Consumer Products Corp. 5.75% due 2/15/2021	330,000	318,450

		2,685,888
Diversified Manufacturing – 2.2%
Apex Tool Group LLC 7.00% due 2/1/2021(2)	800,000	690,000
Manitowoc Foodservice, Inc. Sr. Nt. 9.50% due 2/15/2024(2)	800,000	894,000

		1,584,000
Electric – 2.2%
DPL, Inc. Sr. Nt. 7.25% due 10/15/2021	800,000	768,000
GenOn Energy, Inc. Sr. Nt. 9.50% due 10/15/2018	1,000,000	795,000

		1,563,000
Food And Beverage – 5.8%
Cott Beverages, Inc. 6.75% due 1/1/2020	1,000,000	1,042,500

36	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS HIGH YIELD FUND

June 30, 2016 (unaudited)	Principal Amount	Value
Food And Beverage (continued)
Dean Foods Co. 6.50% due 3/15/2023(2)	$1,000,000	$1,032,500
FAGE Dairy Industry S.A. 9.875% due 2/1/2020(2)	1,000,000	1,040,620
Pinnacle Foods Finance LLC 5.875% due 1/15/2024(2)	670,000	700,987
US Foods, Inc. 5.875% due 6/15/2024(2)	330,000	338,250

		4,154,857
Gaming – 3.6%
Boyd Gaming Corp. 6.375% due 4/1/2026(2)	330,000	344,850
Golden Nugget Escrow, Inc. Sr. Nt. 8.50% due 12/1/2021(2)	800,000	818,000
Pinnacle Entertainment, Inc. Sr. Nt. 5.625% due 5/1/2024(2)	670,000	668,325
Scientific Games International, Inc. 6.625% due 5/15/2021	1,200,000	714,000

		2,545,175
Government Related – 1.3%
CITGO Petroleum Corp. Sr. Sec. Nt. 6.25% due 8/15/2022(2)(3)	1,000,000	957,500

		957,500
Healthcare – 8.9%
ConvaTec Finance International S.A. 8.25% due 1/15/2019(2)(4)	800,000	785,000
Crimson Merger Sub, Inc. Sr. Nt. 6.625% due 5/15/2022(2)	1,000,000	825,000
Kindred Healthcare, Inc. 8.00% due 1/15/2020	1,000,000	995,000
MPH Acquisition Holdings LLC Sr. Nt. 7.125% due 6/1/2024(2)	670,000	703,500
RegionalCare Hospital Partners Holdings, Inc. Sr. Sec. Nt. 8.25% due 5/1/2023(2)	330,000	338,250
Surgery Center Holdings, Inc. 8.875% due 4/15/2021(2)	800,000	822,000

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	37

SCHEDULE OF INVESTMENTS — RS HIGH YIELD FUND

June 30, 2016 (unaudited)	Principal Amount	Value
Healthcare (continued)
Tenet Healthcare Corp. Sr. Nt. 8.125% due 4/1/2022	$1,000,000	$1,024,800
Universal Hospital Services, Inc. Sec. Nt. 7.625% due 8/15/2020	1,000,000	918,750

		6,412,300
Home Construction – 2.9%
WCI Communities, Inc. 6.875% due 8/15/2021	1,000,000	995,000
Woodside Homes Co. LLC 6.75% due 12/15/2021(2)(3)	1,200,000	1,110,000

		2,105,000
Independent Energy – 3.8%
Canadian Natural Resources Ltd. Sr. Nt. 6.45% due 6/30/2033	1,000,000	1,091,554
Clayton Williams Energy, Inc. 7.75% due 4/1/2019	1,000,000	755,000
Whiting Petroleum Corp. 6.25% due 4/1/2023	1,000,000	895,000

		2,741,554
Media - Entertainment – 3.0%
AMC Networks, Inc. 5.00% due 4/1/2024	460,000	455,343
Sinclair Television Group, Inc. 5.625% due 8/1/2024(2)	650,000	664,625
Tribune Media Co. 5.875% due 7/15/2022	1,000,000	995,000

		2,114,968
Metals And Mining – 2.1%
Freeport-McMoRan, Inc. 2.375% due 3/15/2018	800,000	784,000
Teck Resources Ltd. 8.00% due 6/1/2021(2)	670,000	690,100

		1,474,100
Midstream – 2.2%
AmeriGas Partners LP Sr. Nt.
5.625% due 5/20/2024	330,000	332,475
5.875% due 8/20/2026	330,000	330,825

38	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS HIGH YIELD FUND

June 30, 2016 (unaudited)	Principal Amount	Value
Midstream (continued)
The Williams Cos., Inc. Sr. Nt. 4.55% due 6/24/2024	$1,000,000	$918,500

		1,581,800
Packaging – 1.9%
Ardagh Packaging Finance PLC 7.25% due 5/15/2024(2)	330,000	336,806
Berry Plastics Corp. Sec. Nt. 6.00% due 10/15/2022	1,000,000	1,033,750

		1,370,556
Paper – 0.8%
Millar Western Forest Products Ltd. Sr. Nt. 8.50% due 4/1/2021	1,200,000	552,000

		552,000
Pharmaceuticals – 2.2%
JLL/Delta Dutch Pledgeco B.V. Sr. Nt. 8.75% due 5/1/2020(2)(4)	750,000	750,000
Valeant Pharmaceuticals International, Inc. 5.875% due 5/15/2023(2)	1,000,000	807,500

		1,557,500
Refining – 1.5%
Calumet Specialty Products Partners LP 7.625% due 1/15/2022(3)	1,550,000	1,096,625

		1,096,625
Restaurants – 1.1%
Yum! Brands, Inc. Sr. Nt. 5.35% due 11/1/2043	1,000,000	805,000

		805,000
Retailers – 5.1%
Argos Merger Sub, Inc. Sr. Nt. 7.125% due 3/15/2023(2)(3)	1,000,000	1,030,000
Asbury Automotive Group, Inc. 6.00% due 12/15/2024	1,000,000	1,007,500
Hanesbrands, Inc. 4.625% due 5/15/2024(2)	800,000	802,000
Party City Holdings, Inc. 6.125% due 8/15/2023(2)	800,000	828,000

		3,667,500

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	39

SCHEDULE OF INVESTMENTS — RS HIGH YIELD FUND

June 30, 2016 (unaudited)	Principal Amount	Value
Supermarkets – 1.8%
Albertsons Cos. LLC Sr. Nt. 6.625% due 6/15/2024(2)	$400,000	$413,000
Tops Holding LLC Sr. Sec. Nt. 8.00% due 6/15/2022(2)	1,000,000	880,000

		1,293,000
Technology – 2.4%
Diamond 1 Finance Corp. 7.125% due 6/15/2024(2)	670,000	699,762
First Data Corp. 7.00% due 12/1/2023(2)	1,000,000	1,012,500

		1,712,262
Transportation Services – 1.1%
Avis Budget Car Rental LLC 6.375% due 4/1/2024(2)	800,000	792,000

		792,000
Wireless – 3.8%
Frontier Communications Corp. Sr. Nt. 10.50% due 9/15/2022	1,000,000	1,058,125
Sprint Corp. 7.125% due 6/15/2024	1,250,000	996,875
T-Mobile USA, Inc. 6.00% due 4/15/2024	670,000	693,450

		2,748,450
Wirelines – 3.3%
EarthLink Holdings Corp. Sr. Sec. Nt.
7.375% due 6/1/2020	500,000	520,000
8.875% due 5/15/2019	745,000	759,900
Windstream Services LLC 6.375% due 8/1/2023	1,250,000	1,050,000

		2,329,900
Total Corporate Bonds (Cost $59,282,673)		56,372,603

	Shares	Value
Common Stocks – 1.4%
Communications – 0.5%
Media General, Inc.(5)	22,000	378,180

		378,180

40	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS HIGH YIELD FUND

	Shares	Value
Consumer Cyclical – 0.4%
Gray Television, Inc.(5)	26,500	$287,525

		287,525
Health Care Services – 0.5%
Acadia Healthcare Co., Inc.(5)	5,700	315,780

		315,780
Total Common Stocks (Cost $1,046,939)		981,485

	Principal Amount	Value
Repurchase Agreements – 1.7%

Fixed Income Clearing Corp. Repurchase Agreement, 0.03%, dated 6/30/2016, maturity value of $1,267,001, due 7/1/2016(6)	$1,267,000	1,267,000
Total Repurchase Agreements (Cost $1,267,000)		1,267,000
Total Investments – 98.0% (Cost $73,739,572)		70,305,895
Other Assets, Net – 2.0%		1,437,202
Total Net Assets – 100.0%		$71,743,097

(1)	Variable rate security. The rate shown is the rate in effect at June 30, 2016.
(2)

Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At June 30, 2016, the aggregate market value of these securities amounted to $30,542,178, representing 42.6% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(3)	Securities are segregated to cover anticipated or existing derivative positions.
(4)

Payment-in-kind security, for which interest payments may be made in additional principal ranging from 0% to 100% of the full stated interest rate. As of June 30, 2016, interest payments had been made in cash.

(5)	Non-income producing security.
(6)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value

U.S. Treasury Inflation Indexed Note	0.125%	4/15/2017	$1,293,926

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	41

SCHEDULE OF INVESTMENTS — RS HIGH YIELD FUND

The following is a summary of the inputs used as of June 30, 2016, in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 1a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total

Senior Secured Loans	$—	$11,684,807	$—	$11,684,807

Corporate Bonds	—	56,372,603	—	56,372,603

Common Stocks	981,485	—	—	981,485

Repurchase Agreements	—	1,267,000	—	1,267,000

Total	$981,485	$69,324,410	$—	$70,305,895

42	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — RS TAX-EXEMPT FUND

June 30, 2016 (unaudited)	Principal Amount	Value
Municipal Bonds – 97.7%
Alaska – 0.9%
Alaska St. Hsg. Fin. Corp. Rev. Ref. 5.00% due 12/1/2026	$1,250,000	$1,569,475

		1,569,475
California – 13.5%
California Golden St. Tobacco Securitization Corp. Rev. Asset Bkd. Ref-Ser. A 5.00% due 6/1/2040	3,000,000	3,654,060
Cap. Apprec. Asset Bkd. Sub. Ser. B 0.00% due 6/1/2047(1)	40,000,000	4,135,200
California St. G.O. Var. Purp. 6.00% due 3/1/2033 - 11/1/2035	5,000,000	5,809,590
6.50% due 4/1/2033	2,000,000	2,313,800
California St. Pub. Wrks. Brd. Lease Rev. Dept. Dev. Svcs. Porterville Ser. C 6.50% due 4/1/2029	1,500,000	1,730,025
Dept. Gen. Svcs. Bldgs. 8 & 9 Ser. A 6.125% due 4/1/2028	1,000,000	1,143,520
Trustees Calif. St. Univ. Ser. D 6.125% due 4/1/2019(2)	1,245,000	1,430,642
Var. Cap. Projs. Sub. Ser. I-1 6.125% due 11/1/2029	1,875,000	2,200,050
Los Angeles CA Dept. of Wtr. & Pwr. Rev. Ser. B 5.00% due 7/1/2042	1,750,000	2,179,327

		24,596,214
Connecticut – 4.3%
Connecticut St. Hlth. & Edl. Facs. Auth. Rev. Trinity Hlth Corp. 5.00% due 12/1/2041	3,185,000	3,952,203
Connecticut St. Spl. Tax Oblig. Rev. Transn. Infrastructure Ser. A 5.00% due 11/1/2027	1,500,000	1,636,845
Hartford CT Stadium Auth. Lease Rev. Ser. A 5.00% due 2/1/2036	2,000,000	2,253,540

		7,842,588
District Of Columbia – 1.0%
Metropolitan Washington DC Arpt. Auth. Sys. Rev. AMT-Ser. C 5.00% due 10/1/2028	1,500,000	1,736,355

		1,736,355

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	43

SCHEDULE OF INVESTMENTS — RS TAX-EXEMPT FUND

June 30, 2016 (unaudited)	Principal Amount	Value
Florida – 4.1%
Florida St. G.O. Dept. Trans. Right of Way 5.375% due 7/1/2027	$1,500,000	$1,583,385
Miami-Dade Cnty. FLA Aviation Rev. Ser. A 6.00% due 10/1/2027	1,500,000	1,741,335
Miami-Dade Cnty. FLA Public Facs. Rev. Ref-Jackson Hlth. Sys. Ser. A 5.00% due 6/1/2033	2,000,000	2,436,040
Palm Beach Cnty. FLA Wtr. & Swr. Rev. FPL Reclaimed Wtr. Proj. 5.25% due 10/1/2033	1,500,000	1,707,120

		7,467,880
Georgia – 2.0%
Carrollton GA Payroll Dev. Auth. Rev. Ref- UWG Athletic Complex LLC Proj. AGM Insured 5.00% due 6/15/2037	1,500,000	1,778,970
Gwinnett Cnty. GA Sch. Dist. G.O.
5.00% due 2/1/2018 (2)	1,760,000	1,881,634

		3,660,604
Illinois – 8.4%
Chicago IL Transitional Auth. Sales Tax Receipts Rev. AGM Insured 5.00% due 12/1/2044	2,450,000	2,831,171
Chicago IL Wastewtr. Transmission Rev. Ref-Second Lien-Ser. C 5.00% due 1/1/2034	1,000,000	1,154,530
Illinois St. G.O. 5.00% due 3/1/2017 - 5/1/2039	3,000,000	3,187,830
5.50% due 7/1/2027	2,000,000	2,277,880
Ref. 5.00% due 1/1/2019(3)	3,350,000	3,598,469
Illinois St. Toll Hwy. Auth. Toll Hwy. Rev. Ref. Ser. A-1 5.25% due 1/1/2030	2,000,000	2,269,860

		15,319,740
Indiana – 1.3%
Indiana Fin. Auth. Health Sys. Rev. Sisters of St. Francis Health 5.00% due 11/1/2025	2,000,000	2,271,780

		2,271,780

44	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS TAX-EXEMPT FUND

June 30, 2016 (unaudited)	Principal Amount	Value
Kansas – 0.9%
Kansas St. Dev. Fin. Auth. Hosp. Rev. Adventist Health 5.50% due 11/15/2029	$1,500,000	$1,722,360

		1,722,360
Louisiana – 1.4%
Louisiana Loc. Govt. Environmental Facs. & Cmnty. Dev. Auth. Rev. Jefferson Parish Ser. A 5.25% due 4/1/2019(2)	1,525,000	1,711,813
Louisiana St. Pub. Facs. Auth. Rev. Ochsner Clinic Foundation Proj. Ser. A 5.375% due 5/15/2043	870,000	903,199

		2,615,012
Maryland – 1.0%
Anne Arundel Cnty. MD G.O. Cons. Gen. Impt. 5.00% due 4/1/2028	1,500,000	1,754,100

		1,754,100
Massachusetts – 4.7%
Massachusetts Bay Transn. Auth. Rev. Assignment-Ser. A 5.25% due 7/1/2018(2)	435,000	474,333
5.25% due 7/1/2034	1,065,000	1,156,867
Massachusetts St. College Bldg. Auth. Rev. Ser. B 5.00% due 5/1/2030	1,500,000	1,754,415
Massachusetts St. Dept. Transn. Met Hwy. Sys. Rev. Ser. B 5.00% due 1/1/2027	2,000,000	2,268,260
Massachusetts St. Health & Ed. Facs. Auth. Rev. Harvard Univ. Ser. A 5.50% due 11/15/2036	1,500,000	1,670,355
Univ. of Massachusetts Bldg. Auth. Proj. Rev. Senior-Ser. 1 5.00% due 11/1/2039	1,000,000	1,233,160

		8,557,390
Michigan – 1.7%
Michigan St. Hsg. Dev. Auth. Rental Hsg. Rev. Ser. B 5.00% due 10/1/2018(3)	1,820,000	1,960,777
Wayne Cnty. MI Arpt. Auth. Rev. Ser. D 5.00% due 12/1/2040	1,000,000	1,202,730

		3,163,507

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	45

SCHEDULE OF INVESTMENTS — RS TAX-EXEMPT FUND

June 30, 2016 (unaudited)	Principal Amount	Value
Minnesota – 0.0%
Minnesota St. G.O. 5.00% due 8/1/2017(2)	$30,000	$31,395

		31,395
Mississippi – 0.6%
Mississippi St. Dev. Bank Spl. Oblig. Rev. Ref-Muni Energy Agcy. of St. Pwr. Supply-Ser. A AGM Insured 4.00% due 3/1/2041	1,000,000	1,080,630

		1,080,630
Missouri – 0.9%
Metropolitan St. Louis MO Swr. Dist. Wastewtr. Sys. Rev. Ser. A 5.75% due 5/1/2017(2)	1,500,000	1,563,540
Missouri St. Environmental Impt. & Energy Res. Auth. Wtr. Poll. Rev. St. Revolving Fds. Progs. Ser. A 5.75% due 1/1/2029	130,000	145,877

		1,709,417
Nevada – 1.2%
Clark Cnty. NV Wtr. Reclamation Dist. G.O. Ser. A 5.25% due 7/1/2038	2,000,000	2,240,640

		2,240,640
New Jersey – 5.4%
Essex Cnty. NJ Impt. Auth. Proj. Rev. AMBAC Insured 5.00% due 12/15/2023	1,680,000	1,783,690
New Jersey St. Economic Dev. Auth. Rev. Ser. WW 5.25% due 6/15/2032	3,000,000	3,407,430
New Jersey St. Hlth. Care Facs. Fing. Auth. Rev. Univ. Hosp.-Ser. A AGM Insured 5.00% due 7/1/2046	1,500,000	1,767,090
New Jersey St. Transn. Tr. Fd. Auth. Rev. Trans. Prog. Ser. AA 4.75% due 6/15/2038	1,000,000	1,099,270
5.00% due 6/15/2045	1,500,000	1,676,325

		9,733,805
New York – 8.8%
Metropolitan Trans. Auth. NY Rev. Ref-Trans. Sub. Ser. C-1 5.00% due 11/15/2034	2,500,000	3,086,675

46	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS TAX-EXEMPT FUND

June 30, 2016 (unaudited)	Principal Amount	Value
New York (continued)
New York City NY Mun. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Ref-2nd Gen. Resolution-Ser. FF 5.00% due 6/15/2039	$1,250,000	$1,542,962
New York Counties NY Tobacco Trust II Rev. Tobacco Settlement Pass Through Bds. 5.75% due 6/1/2043	1,200,000	1,215,984
New York St. Convention Center Dev. Corp. Rev. Ref-Hotel Unit Fee Secured 5.00% due 11/15/2040	2,000,000	2,454,160
New York St. Liberty Dev. Corp. Liberty Rev. Ref-7 World Trade Ctr. Class 1 5.00% due 9/15/2029	2,000,000	2,399,820
Port Authority of NY & NJ Rev. AMT-Ser. 178 5.00% due 12/1/2032	1,000,000	1,198,600
Consol-Ser. 172 5.00% due 10/1/2030	2,000,000	2,337,740
Utility Debt Securitization Auth. NY Rev. Restructuring-Ser. TE 5.00% due 12/15/2041	1,500,000	1,824,735

		16,060,676
North Carolina – 2.0%
Charlotte NC Wtr. & Swr. Sys. Rev. Ser. B 5.00% due 7/1/2033	1,750,000	2,011,765
University NC at Chapel Hill Rev. 5.00% due 12/1/2017(2)	1,500,000	1,593,360

		3,605,125
Ohio – 0.9%
Ohio St. Hosp. Fac. Rev. Cleveland Clinic Health Ser. B 5.50% due 1/1/2034	1,500,000	1,675,950

		1,675,950
Oklahoma – 1.0%
Oklahoma St. Wtr. Res. Brd. Revolving Fd. Rev. Master Tr. 5.00% due 4/1/2029	1,635,000	1,814,343

		1,814,343
Oregon – 3.5%
Oregon St. Dept. Administrative Svcs. Lottery Rev. Ser. A 5.25% due 4/1/2030	1,480,000	1,762,665

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	47

SCHEDULE OF INVESTMENTS — RS TAX-EXEMPT FUND

June 30, 2016 (unaudited)	Principal Amount	Value
Oregon (continued)
Oregon St. Dept. Transn. Hwy. User Tax Rev. Ser. A 5.00% due 11/15/2038	$1,000,000	$1,221,910
Oregon St. Hlth. & Science Univ. Rev. Ref-Ser. B 4.00% due 7/1/2046	1,350,000	1,514,025
Port of Portland OR Arpt. Rev. Ref-Portland Intl. Arpt. Ser. 23 5.00% due 7/1/2035	1,500,000	1,844,880

		6,343,480
Pennsylvania – 5.1%
Centre Cnty. PA Hosp. Auth. Rev. Ref-Mount Nittany Medical Ctr. Ser. A 5.00% due 11/15/2046	750,000	899,332
Franklin Cnty. PA Ind. Dev. Auth. Rev. Chambersburg Hosp. Proj. 5.30% due 7/1/2030	1,000,000	1,148,170
Pennsylvania St. Higher Edl. Facs. Auth. Rev. Univ. Pittsburgh Med. Ctr. Ser. E 5.00% due 5/15/2031	1,000,000	1,137,970
Pennsylvania St. Tpk. Commn. Tpk. Rev. Ser. A 5.00% due 12/1/2044	2,000,000	2,383,460
Ser. A-1 5.00% due 12/1/2046	2,000,000	2,405,040
Sub-Spl-Motor License Fd. Enhanced Ser. A 6.00% due 12/1/2036	1,000,000	1,195,730

		9,169,702
Rhode Island – 2.2%
Rhode Island St. & Providence Plantations G.O. Cons. Cap. Dev. Lien-Ser. A 5.50% due 8/1/2031	1,500,000	1,816,305
Rhode Island Tobacco Settlement Fing. Corp. Rev. Ref-Ser. A 5.00% due 6/1/2035	2,000,000	2,232,580

		4,048,885
South Carolina – 0.9%
South Carolina St. Pub. Svc. Auth. Rev. Ser. B 5.25% due 1/1/2019(2)	1,500,000	1,667,910

		1,667,910
Tennessee – 2.7%
Johnson City Health & Edl. Facs. Brd. Hosp. Rev. Mountain Sts. Health Alliance 5.625% due 7/1/2030	1,500,000	1,682,835

48	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS TAX-EXEMPT FUND

June 30, 2016 (unaudited)	Principal Amount	Value
Tennessee (continued)
Metropolitan Govt. Nashville & Davidson Cnty. Tenn Health & Ed. Facs. Brd. Rev. Vanderbilt Univ. Ser. A 5.00% due 10/1/2019(2)	$265,000	$300,301
5.00% due 10/1/2034	985,000	1,107,455
Vanderbilt Univ. Ser. B 5.50% due 10/1/2019(2)	1,500,000	1,726,320

		4,816,911
Texas – 10.4%
Canadian River Tex. Mun. Wtr. Auth. Rev. Sub Lien-Conjunctive Use Groundwater Supply Proj. 5.00% due 2/15/2026	2,000,000	2,324,100
Lower Colorado River Tex. Auth. Rev Ref. 5.50% due 5/15/2032	1,000,000	1,232,610
Montgomery Cnty. Tex. G.O. 5.125% due 3/1/2019(2)	1,500,000	1,673,295
North Tex. Twy. Auth. Dallas North Twy. Sys. Rev. Ser. C 6.00% due 1/1/2023 - 1/1/2025	4,250,000	4,759,255
North Tex. Twy. Auth. Rev. Sr. Projs. Sys. Ser. A 5.50% due 9/1/2036	1,500,000	1,804,680
Round Rock Tex. Indpt. Sch. Dist. G.O. Sch. Bldg. 5.25% due 8/1/2034	1,500,000	1,641,420
Tex. Private Activity Bd. Surface Transn. Corp. Rev. Sr. Lien 6.875% due 12/31/2039	3,130,000	3,682,977
Texas St. Univ. Sys. Fing. Rev. 5.25% due 3/15/2027	1,500,000	1,676,955

		18,795,292
Vermont – 0.9%
Vermont St. Student Assistance Corp. Ed. Loan Rev. AMT- Ser.A 5.00% due 6/15/2022	1,400,000	1,615,516

		1,615,516
Virginia – 1.4%
Virginia St. Res. Auth. Infrastructure Rev. Ref-Pooled Fing. Prog. Ser. A 5.00% due 11/1/2038	2,095,000	2,579,846

		2,579,846

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	49

SCHEDULE OF INVESTMENTS — RS TAX-EXEMPT FUND

June 30, 2016 (unaudited)	Principal Amount	Value
Washington – 2.9%
Richland WA Elec. Utility Rev. 5.00% due 11/1/2041	$2,370,000	$2,864,145
Washington St. G.O. Motor Vehicle Tax-Senior 520 Corridor Prog. Toll-Ser. C 5.00% due 6/1/2033	2,000,000	2,342,060

		5,206,205
Wisconsin – 1.7%
Pub. Fin. Auth. WI Lease Dev. Rev. KU Campus Dev. Corp. Proj. 5.00% due 3/1/2041	2,500,000	2,995,050

		2,995,050
Total Municipal Bonds (Cost $161,502,057)		177,467,783
Total Investments – 97.7% (Cost $161,502,057)		177,467,783
Other Assets, Net – 2.3%		4,140,910
Total Net Assets – 100.0%		$181,608,693

(1)	Zero coupon bond.
(2)	Pre-refunded.
(3)	Securities are segregated to cover anticipated or existing derivative positions or to be announced securities (TBA).

The following is a summary of the inputs used as of June 30, 2016, in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 1a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total

Municipal Bonds	$—	$177,467,783	$—	$177,467,783

Total	$—	$177,467,783	$—	$177,467,783

50	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — RS HIGH INCOME MUNICIPAL BOND FUND

June 30, 2016 (unaudited)	Principal Amount	Value
Municipal Bonds – 98.9%
Arizona – 0.8%
Tempe AZ Indl. Dev. Auth. Rev. Ref-Friendship Vlg. Ser. A 6.25% due 12/1/2042	$1,000,000	$1,092,070

		1,092,070
California – 9.1%
California Golden St. Tobacco Securitization Corp., Tobacco Settlement Rev. Cap. Apprec. Asset Bkd. Sub. Ser. B 0.00% due 6/1/2047(1)	60,000,000	6,202,800
California St. Muni. Fin. Auth. Rev. Emerson College 5.75% due 1/1/2033	1,300,000	1,553,591
California St. Pub. Wrks. Brd. Lease Rev. Var. Cap. Projs. Sub. Ser. I-1 6.125% due 11/1/2029(2)	800,000	938,688
6.625% due 11/1/2034	190,000	194,191
San Diego Calif. Redev. Agy. Tax Allocation Rev. Naval Training Ctr. Ser. A 5.75% due 9/1/2040	1,000,000	1,147,400
Tulare Calif. Redev. Agy. Tax Allocation Rev. Merged Tulare Redev. Ser. A 6.125% due 8/1/2035	1,970,000	2,315,558

		12,352,228
Colorado – 4.3%
Colorado Regl. Trans. Dist. Private Activity Rev. Denver Trans. Partners 6.00% due 1/15/2034	2,000,000	2,328,100
Colorado St. Hlth. Facs. Auth. Rev. Valley View Hosp. Association Proj. 5.00% due 5/15/2040	1,000,000	1,191,390
Mountain Shadows CO Metropolitan Dist. Ref. 5.00% due 12/1/2046	1,500,000	1,553,430
Regl. Transn. Dist. CO Private Activity Rev. Denver Trans. Partners 6.00% due 1/15/2026	670,000	782,473

		5,855,393
Delaware – 0.9%
Delaware St. Economic Dev. Auth. Rev. Ref-Newark Charter School, Inc. Ser. A 5.00% due 9/1/2036 - 9/1/2046	1,045,000	1,203,576

		1,203,576

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	51

SCHEDULE OF INVESTMENTS — RS HIGH INCOME MUNICIPAL BOND FUND

June 30, 2016 (unaudited)	Principal Amount	Value
District Of Columbia – 3.2%
District of Columbia Rev. Utd. Negro College Fund 6.875% due 7/1/2020(2)(3)	$2,000,000	$2,471,300
District of Columbia Tobacco Settlement Fing. Corp. Rev. Asset Bkd. Bds. 6.50% due 5/15/2033(2)	1,465,000	1,832,407

		4,303,707
Florida – 9.9%
Highlands Cnty. FLA Hlth. Facs. Auth. Rev. Adventist Hlth./Sunbelt Ser. B 6.00% due 11/15/2037	1,600,000	1,855,472
Miami-Dade Cnty. FLA Hlth. Facs. Auth. Hosp. Rev. Ref-Miami Children’s Hosp. 5.875% due 8/1/2042	975,000	1,158,856
Ref-Miami Children’s Hosp. Ser. A 6.125% due 8/1/2042	1,895,000	2,241,368
Osceola Cnty. FLA Expressway Sys. Rev. Sr. Lien-Poinciana Parkway Proj. Ser. A 5.375% due 10/1/2047	1,500,000	1,666,755
Village Cmnty. Dev. Dist. No. 10 FLA Spl. Assessment Rev. 5.75% due 5/1/2031	1,475,000	1,763,569
Village Cmnty. Dev. Dist. No. 8 FLA Spl. Assessment Rev. Ref-Phase II 6.125% due 5/1/2039	1,995,000	2,332,973
Ref-Phase III 6.125% due 5/1/2040	2,060,000	2,408,984

		13,427,977
Illinois – 11.7%
Chicago IL Proj. Ser. A 5.00% due 1/1/2033	575,000	575,541
Ref-Ser. C 5.00% due 1/1/2038	1,000,000	996,080
Ser. A 5.00% due 1/1/2026	1,500,000	1,546,005
Chicago IL Brd. of Ed. Ref-Ser. A 7.00% due 12/1/2044	1,000,000	1,012,940
Chicago IL O’Hare Intl. Arpt. Rev. Gen-Third Lien-Ser. A 5.75% due 1/1/2039	1,500,000	1,764,870

52	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS HIGH INCOME MUNICIPAL BOND FUND

June 30, 2016 (unaudited)	Principal Amount	Value
Illinois (continued)
Illinois Fin. Auth. Rev. Ref-Roosevelt Univ. Proj. 6.50% due 4/1/2044	$755,000	$840,315
Illinois St. G.O. 5.00% due 5/1/2039	2,000,000	2,175,040
5.50% due 7/1/2025 - 7/1/2038	3,250,000	3,694,915
Metropolitan Pier & Exposition Auth. IL Dedicated St. Tax Rev. Ref-McCormick Ser. B-2 5.00% due 6/15/2050(2)	3,055,000	3,224,583

		15,830,289
Indiana – 0.7%
Indiana St. Hlth. & Edl. Fac. Fing. Auth. Hosp. Rev. Cmnty. Fndtn. Northwest Indiana 5.50% due 3/1/2037	920,000	948,336

		948,336
Iowa – 0.8%
Iowa St. Fin. Auth. Midwestern Disaster Area Rev. St. Fertilizer Co. Proj. 5.50% due 12/1/2022	1,000,000	1,038,180

		1,038,180
Kentucky – 2.5%
Kentucky St. Economic Dev. Fin. Auth. Rev. Owensboro Medical Hlth Sys. Ser. A 6.50% due 3/1/2045(2)	1,500,000	1,724,760
Ref-Owensboro Medical Hlth. Ser. B 6.375% due 3/1/2040	1,500,000	1,720,530

		3,445,290
Louisiana – 1.4%
Louisiana Pub. Facs. Auth. Rev. Ochsner Clinic Fndtn. Proj. 6.50% due 5/15/2021(3)	1,500,000	1,889,445

		1,889,445
Maryland – 1.2%
Gaithersburg MD Economic Dev. Rev. Ref-Asbury MD Oblig. Ser. B 6.00% due 1/1/2023	1,500,000	1,675,290

		1,675,290
Massachusetts – 2.1%
Massachusetts Edl. Fing. Auth. Ed. Loan Rev. Ser. J 5.625% due 7/1/2028 - 7/1/2033	2,530,000	2,860,789

		2,860,789

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	53

SCHEDULE OF INVESTMENTS — RS HIGH INCOME MUNICIPAL BOND FUND

June 30, 2016 (unaudited)	Principal Amount	Value
Michigan – 0.5%
Michigan St. Hsg. Dev. Auth. Single Fam. Homeownership Rev. AMT-Ser. C 5.50% due 12/1/2028	$625,000	$669,150

		669,150
New Jersey – 7.1%
New Jersey Economic Dev. Auth. Rev. MSU Student Hsg. Proj. Provident Group Montclair LLC 5.875% due 6/1/2042	2,000,000	2,237,600
New Jersey St. Economic Dev. Auth. Rev. Ser. WW 5.25% due 6/15/2032	1,000,000	1,135,810
New Jersey St. Higher Ed. Assistance Auth. Student Loan Rev. Ser. 1 5.75% due 12/1/2028	1,365,000	1,570,733
New Jersey St. Trans. Trust Fund Auth. Rev. Trans. Prog. Ser. AA 4.75% due 6/15/2038	1,250,000	1,374,087
5.00% due 6/15/2038	2,000,000	2,229,880
Trans. Sys. Ser. A 5.00% due 6/15/2042	1,000,000	1,096,680

		9,644,790
New Mexico – 3.0%
Farmington NM Poll. Ctrl. Rev. Ref- Pub. Svc. N Mex Ser. F 6.25% due 6/1/2040	1,600,000	1,813,456
Ref-AMT-Pub. Svc. N Mex San Juan Ser. D 5.90% due 6/1/2040(2)	2,000,000	2,272,840

		4,086,296
New York – 3.9%
Albany NY Cap. Res. Corp. Rev. St. Peter’s Hosp. 6.25% due 11/15/2020(3)	1,500,000	1,842,210
Hempstead Town NY Loc. Dev. Corp. Rev. Molloy College Proj. 5.75% due 7/1/2039	1,500,000	1,653,540
Port Auth. of New York & New Jersey Spl. Oblig. Rev. JFK Intl. Air Terminal LLC 6.00% due 12/1/2036	1,500,000	1,754,055

		5,249,805

54	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS HIGH INCOME MUNICIPAL BOND FUND

June 30, 2016 (unaudited)	Principal Amount	Value
Ohio – 2.3%
Bowling Green OH Student Hsg. Rev. CFP I LLC St. Univ. Proj. 6.00% due 6/1/2045(2)	$1,500,000	$1,627,080
Richfield OH Joint Recreation Dist. 5.25% due 12/1/2042	1,500,000	1,554,315

		3,181,395
Oklahoma – 2.7%
Oklahoma Dev. Fin. Auth. CCRC Rev. Ref-Inverness Vlg. Cmnty. 6.00% due 1/1/2032	1,885,000	2,030,861
Tulsa Cnty. OKLA Indl. Auth. Sr. Living Cmnty. Rev. Montereau Inc. Proj. Ser. A 7.25% due 11/1/2040	1,500,000	1,640,940

		3,671,801
Pennsylvania – 10.2%
Cumberland Cnty. PA Mun. Auth. Rev. Asbury PA Oblig. Group 6.00% due 1/1/2030	1,300,000	1,415,583
Diakon Lutheran 6.125% due 1/1/2019(3)	1,350,000	1,528,389
6.125% due 1/1/2029	150,000	167,335
Dauphin Cnty. PA Gen. Auth. Hlth. Sys. Rev. Pinnacle Hlth. Sys. Proj. Ser. A 6.00% due 6/1/2019(3)	1,270,000	1,459,497
6.00% due 6/1/2036	230,000	262,676
Northampton Cnty. PA Gen. Purp. Auth. College Rev. Ref-Moravian College 5.00% due 10/1/2040	1,200,000	1,384,944
Pennsylvania St. Tpk. Commn. Tpk. Rev. Ser. A-1 5.00% due 12/1/2041	2,500,000	3,018,400
Sub. Ser. A 5.625% due 12/1/2031	1,500,000	1,771,065
6.50% due 12/1/2020(3)	1,000,000	1,241,680
Philadelphia PA Sch. Dist. Rev. Ser. A 5.00% due 9/1/2035	1,400,000	1,547,014

		13,796,583
Rhode Island – 1.3%
Rhode Island St. & Providence Plantations G.O. Cons. Cap. Dev. Lien-Ser. A 5.50% due 8/1/2031	1,500,000	1,816,305

		1,816,305

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	55

SCHEDULE OF INVESTMENTS — RS HIGH INCOME MUNICIPAL BOND FUND

June 30, 2016 (unaudited)	Principal Amount	Value
South Carolina – 1.3%
Lancaster Cnty. SC Assessment Rev. Ref-Walnut Creek Impt. Dist. Ser. A-1 5.00% due 12/1/2037	$1,675,000	$1,811,446

		1,811,446
South Dakota – 0.7%
Oglala Sioux Tribe
5.00% due 10/1/2022(4)	1,000,000	1,005,880

		1,005,880
Tennessee – 1.2%
Johnson City Hlth. & Edl. Facs. Brd. Hosp. Rev. Mountain Sts. Hlth. Alliance 5.625% due 7/1/2030	1,500,000	1,682,835

		1,682,835
Texas – 12.1%
Central Tex. Regl. Mobility Auth. Rev. Sr. Lien 6.00% due 1/1/2021(3)	1,500,000	1,830,435
Tex. Private Activity Bd. Surface Transn. Corp. Rev. Sr. Lien-LBJ Infrastructure 7.00% due 6/30/2040(2)	3,110,000	3,724,972
7.50% due 6/30/2033	2,000,000	2,455,340
Sr. Lien-NTE Mobility 6.875% due 12/31/2039	1,500,000	1,765,005
7.50% due 12/31/2031	1,500,000	1,805,700
Tex. St. Private Activity Bd. Surface Transn. Corp. Rev. AMT - Sr. Lien-NTE Mobility Partners Segments LLC 7.00% due 12/31/2038	1,000,000	1,277,950
Tex. St. Trans. Commn. Turnpike Sys. Rev. Sub-Ref-Ser. C 5.00% due 8/15/2042	3,000,000	3,523,230

		16,382,632
Utah – 0.9%
Utah St. Chrt. Sch. Fin. Auth. Chrt. Sch. Rev. Spectrum Academy Proj. 6.00% due 4/15/2045(4)	1,080,000	1,144,811

		1,144,811
Virginia – 1.8%
Alexandria VA Indl. Dev. Auth. Rev. Residential Care Facs. Mtg. Rev. Ref-Goodwin House 5.00% due 10/1/2050	1,000,000	1,155,890
Virginia St. Small Business Fing. Auth. Rev. Ref-Hampton Univ. 5.25% due 10/1/2029	1,000,000	1,237,070

		2,392,960

56	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS HIGH INCOME MUNICIPAL BOND FUND

June 30, 2016 (unaudited)	Principal Amount	Value
Wisconsin – 1.3%
Pub. Fin. Auth. WI Lease Dev. Rev. KU Campus Dev. Corp. Proj. 5.00% due 3/1/2041	$1,500,000	$1,797,030

		1,797,030
Total Municipal Bonds (Cost $121,154,719)		134,256,289
Total Investments - 98.9% (Cost $121,154,719)		134,256,289
Other Assets, Net - 1.1%		1,543,862
Total Net Assets - 100.0%		$135,800,151

(1)	Zero coupon bond.
(2)	Securities are segregated to cover anticipated or existing derivative positions or to be announced securities (TBA).
(3)	Pre-refunded.
(4)

Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At June 30, 2016, the aggregate market value of these securities amounted to $2,150,691, representing 1.6% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

The following is a summary of the inputs used as of June 30, 2016, in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 1a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total

Municipal Bonds	$—	$134,256,289	$—	$134,256,289

Total	$—	$134,256,289	$—	$134,256,289

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	57

SCHEDULE OF INVESTMENTS — RS FLOATING RATE FUND

June 30, 2016 (unaudited)	Principal Amount	Value
Senior Secured Loans – 83.5%
Aerospace & Defense – 0.8%
DAE Aviation Holdings, Inc. 1st Lien Term Loan 5.25% due 7/7/2022(1)	$7,940,000	$7,915,227

		7,915,227
Airlines – 2.4%
Air Canada 2015 Term Loan B 4.00% due 9/26/2019(1)	11,165,872	11,142,648
American Airlines, Inc. New Term Loan 3.25% due 6/27/2020(1)	12,416,093	12,235,687

		23,378,335
Automotive – 1.9%
Navistar International Corp. Term Loan B 6.50% due 8/7/2020(1)	14,127,606	13,303,543
TI Group Automotive Systems LLC 2015 USD Term Loan 4.50% due 6/30/2022(1)	4,987,437	4,875,220

		18,178,763
Building Materials – 4.9%
Builders FirstSource, Inc. Term Loan B 6.00% due 7/31/2022(1)	9,931,250	9,918,836
Generac Power Systems, Inc. Term Loan B 3.50% due 5/31/2020(1)	13,375,057	13,174,431
Jeld-Wen, Inc. Term Loan B 5.25% due 10/15/2021(1)	10,752,784	10,746,117
LBM Borrower LLC 1st Lien Term Loan 6.25% due 8/20/2022(1)	2,493,719	2,437,610
Quikrete Holdings, Inc. 1st Lien Term Loan 4.00% due 9/28/2020(1)	11,674,005	11,642,719

		47,919,713
Cable Satellite – 7.0%
Charter Communications Operating LLC Term Loan F 3.00% due 1/4/2021(1)	10,179,200	10,113,036
Grande Communications Holdings Term Loan B 4.50% due 5/31/2020(1)	12,678,252	12,424,687

58	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS FLOATING RATE FUND

June 30, 2016 (unaudited)	Principal Amount	Value
Cable Satellite (continued)
Intelsat Jackson Holdings S.A. Term Loan B2 3.75% due 6/30/2019(1)	$10,000,000	$9,092,500
Neptune Finco Corp. 2015 Term Loan B 5.00% due 10/9/2022(1)	10,500,000	10,502,625
Telesat Canada USD Term Loan B2 3.50% due 3/28/2019(1)	6,972,745	6,927,004
Virgin Media Investment Holdings Ltd. USD Term Loan F 3.649% due 6/30/2023(1)	9,500,000	9,259,270
Yankee Cable Acquisition LLC Term Loan B 4.25% due 3/1/2020(1)	10,625,345	10,598,781

		68,917,903
Chemicals – 1.6%
Axalta Coating Systems U.S. Holdings, Inc. USD Term Loan 3.75% due 2/1/2020(1)	10,877,484	10,853,662
Huntsman International LLC 2016 Term Loan B 4.25% due 4/1/2023(1)	4,987,500	4,982,812

		15,836,474
Consumer Cyclical Services – 0.5%
GCA Services Group, Inc. 2016 Term Loan 5.75% due 3/1/2023(1)	4,987,500	4,981,266

		4,981,266
Consumer Products – 3.1%
Bombardier Recreational Products, Inc. 2016 Term Loan B 3.75% due 6/21/2023(1)	12,051,557	11,885,848
KIK Custom Products, Inc. 2015 Term Loan B 6.00% due 8/26/2022(1)	10,902,500	10,721,409
NBTY, Inc. USD Term Loan B 5.00% due 5/5/2023(1)	8,000,000	7,928,560

		30,535,817
Diversified Manufacturing – 1.4%
Apex Tool Group LLC Term Loan B 4.50% due 1/31/2020(1)	2,992,268	2,917,461

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	59

SCHEDULE OF INVESTMENTS — RS FLOATING RATE FUND

June 30, 2016 (unaudited)	Principal Amount	Value
Diversified Manufacturing (continued)
Manitowoc Foodservice, Inc. 2016 Term Loan B 5.75% due 3/3/2023(1)	$11,205,128	$11,268,213

		14,185,674
Electric – 0.6%
Dynegy Holdings, Inc. Term Loan B2 4.00% due 4/23/2020(1)	6,410,844	6,282,627

		6,282,627
Environmental – 1.1%
ADS Waste Holdings, Inc. Term Loan B2 3.75% due 10/9/2019(1)	10,727,778	10,540,042

		10,540,042
Financial Other – 1.0%
Fly Funding II S.a.r.l. Term Loan B 3.50% due 8/9/2019(1)	9,559,091	9,491,413

		9,491,413
Food And Beverage – 2.1%
Dole Food Co., Inc. New Term Loan B 4.501% due 11/1/2018(1)	9,973,029	9,929,447
Hostess Brands LLC 2nd Lien Term Loan 8.50% due 8/3/2023(1)	10,500,000	10,395,000

		20,324,447
Gaming – 4.3%
Boyd Gaming Corp. Term Loan B 4.00% due 8/14/2020(1)	8,069,445	8,053,790
Peninsula Gaming LLC Term Loan 4.25% due 11/20/2017(1)	11,570,909	11,559,338
Scientific Games International, Inc. 2014 Term Loan B1 6.00% due 10/18/2020(1)	5,631,438	5,556,371
2014 Term Loan B2 6.00% due 10/1/2021(1)	3,835,568	3,778,034
Station Casinos LLC 2016 Term Loan B 3.75% due 6/8/2023(1)	13,000,000	12,918,750

		41,866,283

60	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS FLOATING RATE FUND

June 30, 2016 (unaudited)	Principal Amount	Value
Health Care – 13.3%
ADMI Corp. 2015 Term Loan B 5.25% due 4/30/2022(1)	$10,890,000	$10,890,000
Concentra, Inc. 1st Lien Term Loan 4.00% due 6/1/2022(1)	4,987,406	4,962,468
Connolly Corp. 1st Lien Term Loan 4.50% due 5/14/2021(1)	10,308,926	10,254,186
2nd Lien Term Loan 8.00% due 5/14/2022(1)	545,283	539,378
Convatec, Inc. USD Term Loan 4.25% due 6/15/2020(1)	3,000,000	2,985,000
Immucor, Inc. Refi Term Loan B2 5.00% due 8/17/2018(1)	15,367,865	14,356,198
Kindred Healthcare, Inc. New Term Loan 4.25% due 4/9/2021(1)	14,558,625	14,085,469
MPH Acquisition Holdings LLC 2016 Term Loan B 5.00% due 6/7/2023(1)	3,000,000	3,006,750
Onex Carestream Finance LP 1st Lien Term Loan 5.00% due 6/7/2019(1)	7,615,214	7,272,530
Ortho-Clinical Diagnostics, Inc. Term Loan B 4.75% due 6/30/2021(1)	7,000,000	6,609,190
Precyse Acquisition Corp. 2016 1st Lien Term Loan 6.50% due 10/20/2022(1)	10,000,000	9,950,000
Prospect Medical Holdings, Inc. Term Loan 7.00% due 6/1/2022(1)	10,000,000	9,887,500
Select Medical Corp. Series E Term Loan B 6.00% due 6/1/2018(1)	625,318	625,318
Series F Term Loan B 6.001% due 3/3/2021(1)	5,985,000	5,992,481
Surgical Care Affiliates, Inc. Term Loan B 4.25% due 3/17/2022(1)	9,875,000	9,844,190
Tecomet, Inc. 1st Lien Term Loan 5.75% due 12/5/2021(1)	15,750,125	14,805,118

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	61

SCHEDULE OF INVESTMENTS — RS FLOATING RATE FUND

June 30, 2016 (unaudited)	Principal Amount	Value
Health Care (continued)
2nd Lien Term Loan 9.50% due 12/5/2022(1)	$5,000,000	$4,275,000

		130,340,776
Industrial - Other – 3.3%
Blount International, Inc. USD Term Loan 7.25% due 4/12/2023(1)	6,500,000	6,516,250
Brock Holdings III, Inc. New Term Loan B 6.00% due 3/16/2017(1)	5,828,464	5,507,899
Gates Global, Inc. Term Loan B 4.25% due 7/6/2021(1)	10,571,771	10,005,758
Rexnord LLC 1st Lien Term Loan B 4.00% due 8/21/2020(1)	10,831,524	10,685,623

		32,715,530
Insurance: Property - Casualty – 2.6%
Asurion LLC Term Loan B4 5.00% due 8/4/2022(1)	6,361,875	6,264,856
Hub International Ltd. Term Loan B 4.00% due 10/2/2020(1)	8,220,706	8,063,115
USI, Inc. Term Loan B 4.25% due 12/27/2019(1)	11,330,390	11,163,947

		25,491,918
Lodging – 0.9%
Hilton Worldwide Finance LLC USD Term Loan B2 3.50% due 10/26/2020(1)	8,997,035	8,997,035

		8,997,035
Media - Entertainment – 5.8%
Deluxe Entertainment Services Group, Inc. Term Loan 2014 6.50% due 2/28/2020(1)	10,397,877	10,111,935
MGOC, Inc. Term Loan B 4.00% due 7/31/2020(1)	11,463,087	11,448,758
Tribune Media Co. Term Loan 3.75% due 12/27/2020(1)	10,610,712	10,570,922

62	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS FLOATING RATE FUND

June 30, 2016 (unaudited)	Principal Amount	Value
Media - Entertainment (continued)
Univision Communications, Inc. Term Loan C4 4.00% due 3/1/2020(1)	$9,990,181	$9,925,944
WMG Acquisition Corp. New Term Loan 3.75% due 7/1/2020(1)	15,381,878	15,189,605

		57,247,164
Packaging – 1.9%
Berry Plastics Holding Corp. Term Loan D 3.50% due 2/8/2020(1)	9,053,047	8,985,149
Reynolds Group Holdings, Inc. New Dollar Term Loan 4.50% due 12/1/2018(1)	10,000,000	9,992,600

		18,977,749
Pharmaceuticals – 2.2%
DPx Holdings B.V. 2014 USD Incremental Term Loan 4.25% due 3/11/2021(1)	9,628,620	9,333,792
New Millennium HoldCo, Inc. Exit Term Loan 7.50% due 12/21/2020(1)	7,055,512	5,141,704
PCI Pharma Services 2nd Lien Term Loan 9.75% due 6/24/2024(1)	6,800,000	6,630,000

		21,105,496
Restaurants – 1.2%
B.C. Unlimited Liability Co. Term Loan B2 3.75% due 12/10/2021(1)	12,206,360	12,184,999

		12,184,999
Retailers – 8.3%
99 Cents Only Stores Term Loan B2 4.50% due 1/11/2019(1)	12,387,380	8,733,103
Bass Pro Group LLC 2015 Term Loan 4.00% due 6/5/2020(1)	12,527,573	12,300,574
BJ’s Wholesale Club, Inc. New 2nd Lien Term Loan 8.50% due 3/26/2020(1)	14,928,550	14,368,729
Party City Holdings, Inc. 2015 Term Loan B 4.25% due 8/19/2022(1)	10,422,632	10,344,462

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	63

SCHEDULE OF INVESTMENTS — RS FLOATING RATE FUND

June 30, 2016 (unaudited)	Principal Amount	Value
Retailers (continued)
Petco Animal Supplies, Inc. 2016 Term Loan B2 4.888% due 1/26/2023(1)	$9,975,000	$9,905,574
PetSmart, Inc. Term Loan B1 4.25% due 3/11/2022(1)	11,827,795	11,767,237
The Neiman Marcus Group, Inc. 2020 Term Loan 4.25% due 10/25/2020(1)	15,410,336	13,813,209

		81,232,888
Supermarkets – 0.7%
Albertson’s LLC 2016 Term Loan B5 4.75% due 12/21/2022(1)	6,995,000	6,981,919

		6,981,919
Technology – 8.0%
AF Borrower LLC 1st Lien Term Loan 6.25% due 1/28/2022(1)	5,392,183	5,338,261
Air Newco LLC USD 2nd Lien Term Loan 10.50% due 1/31/2023(1)	10,000,000	9,200,000
Avago Technologies Cayman Ltd. 2016 USD Term Loan B1 4.25% due 2/1/2023(1)	10,972,500	10,977,657
Avaya, Inc. Term Loan B7 6.25% due 5/29/2020(1)	11,347,863	8,047,564
Dell, Inc. 2016 Term Loan B 4.00% due 5/24/2023(1)	11,000,000	10,954,130
Deltek, Inc. 2015 2nd Lien Term Loan 9.50% due 6/25/2023(1)	4,000,000	4,025,000
First Data Corp. 2022 Term Loan 4.202% due 7/8/2022(1)	11,435,000	11,320,650
Infor U.S., Inc. USD Term Loan B5 3.75% due 6/3/2020(1)	2,992,186	2,915,526
MKS Instruments, Inc. 2016 Term Loan B 4.25% due 5/1/2023(1)	5,615,384	5,615,384

64	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS FLOATING RATE FUND

June 30, 2016 (unaudited)	Principal Amount	Value
Technology (continued)
TransUnion LLC Term Loan B2 3.50% due 4/9/2021(1)	$10,546,430	$10,403,104

		78,797,276
Wirelines – 2.6%
Communications Sales & Leasing, Inc. Term Loan B 5.00% due 10/24/2022(1)	14,800,251	14,615,248
Level 3 Financing, Inc. New 2019 Term Loan 4.00% due 8/1/2019(1)	11,000,000	10,979,430

		25,594,678
Total Senior Secured Loans (Cost $837,316,298)		820,021,412

	Principal Amount	Value
Corporate Bonds – 14.1%
Aerospace & Defense – 0.3%
StandardAero Aviation Holdings, Inc. 10.00% due 7/15/2023(2)	3,000,000	2,992,500

		2,992,500
Automotive – 0.5%
TI Group Automotive Systems LLC Sr. Nt. 8.75% due 7/15/2023(2)	5,000,000	4,900,000

		4,900,000
Consumer Products – 0.9%
Kronos Acquisition Holdings, Inc. Sr. Nt. 9.00% due 8/15/2023(2)	3,000,000	2,940,000
NBTY, Inc. Sr. Nt. 7.625% due 5/15/2021(2)	5,630,000	5,637,037

		8,577,037
Gaming – 1.0%
Golden Nugget Escrow, Inc. Sr. Nt. 8.50% due 12/1/2021(2)(3)	10,000,000	10,225,000

		10,225,000
Health Care – 3.0%
ConvaTec Finance International S.A. 8.25% due 1/15/2019(2)(4)	5,100,000	5,004,375

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	65

SCHEDULE OF INVESTMENTS — RS FLOATING RATE FUND

June 30, 2016 (unaudited)	Principal Amount	Value
Health Care (continued)
Crimson Merger Sub, Inc. Sr. Nt. 6.625% due 5/15/2022(2)	$6,000,000	$4,950,000
Select Medical Corp. 6.375% due 6/1/2021(3)	6,500,000	6,240,000
Surgery Center Holdings, Inc. 8.875% due 4/15/2021(2)	8,000,000	8,220,000
Universal Hospital Services, Inc. Sec. Nt. 7.625% due 8/15/2020	5,000,000	4,593,750

		29,008,125
Independent Energy – 2.3%
Comstock Resources, Inc. 7.75% due 4/1/2019	17,500,000	7,700,000
Jupiter Resources, Inc. Sr. Nt. 8.50% due 10/1/2022(2)	7,000,000	5,022,500
Linn Energy LLC 6.50% due 5/15/2019	10,000,000	1,762,500
Northern Oil and Gas, Inc. Sr. Nt. 8.00% due 6/1/2020	7,250,000	5,473,750
Teine Energy Ltd. Sr. Nt. 6.875% due 9/30/2022(2)	3,000,000	2,940,000

		22,898,750
Packaging – 0.4%
Ardagh Packaging Finance PLC 7.25% due 5/15/2024(2)	500,000	510,313
Sr. Sec. Nt. 3.876% due 5/15/2021(1)(2)	3,000,000	3,011,250

		3,521,563
Pharmaceuticals – 0.9%
JLL/Delta Dutch Pledgeco B.V. Sr. Nt. 8.75% due 5/1/2020(2)(4)	5,000,000	5,000,000
Valeant Pharmaceuticals International, Inc. 5.875% due 5/15/2023(2)	5,000,000	4,037,500

		9,037,500
Technology – 1.0%
Infor US, Inc. 6.50% due 5/15/2022(3)	10,000,000	9,443,800

		9,443,800

66	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS FLOATING RATE FUND

June 30, 2016 (unaudited)	Principal Amount	Value
Transportation Services – 0.3%
Navios Maritime Holdings, Inc. 8.125% due 2/15/2019	$8,000,000	$3,220,000

		3,220,000
Wireless – 1.6%
Sprint Corp. 7.625% due 2/15/2025(3)	5,000,000	3,956,250
7.875% due 9/15/2023(3)	15,000,000	12,262,500

		16,218,750
Wirelines – 1.9%
EarthLink Holdings Corp. 8.875% due 5/15/2019	1,931,000	1,969,620
Frontier Communications Corp. Sr. Nt. 6.875% due 1/15/2025(3)	10,000,000	8,393,750
Windstream Services LLC 6.375% due 8/1/2023	10,000,000	8,400,000

		18,763,370
Total Corporate Bonds (Cost $163,575,525)		138,806,395

	Shares	Value
Common Stocks – 0.1%
Pharmaceuticals – 0.1%
New Millennium HoldCo, Inc.(5)	207,152	776,820

		776,820
Total Common Stocks (Cost $899,152)		776,820

	Principal Amount	Value
Repurchase Agreements – 0.5%

Fixed Income Clearing Corp. Repurchase Agreement, 0.03%, dated 6/30/2016, maturity value of $4,960,004, due 7/1/2016(6)	$4,960,000	4,960,000
Total Repurchase Agreements (Cost $4,960,000)		4,960,000
Total Investments – 98.2% (Cost $1,006,750,975)		964,564,627
Other Assets, Net – 1.8%		17,452,093
Total Net Assets – 100.0%		$982,016,720

(1)	Variable rate security. The rate shown is the rate in effect at June 30, 2016.

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	67

SCHEDULE OF INVESTMENTS — RS FLOATING RATE FUND

(2)

Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At June 30, 2016, the aggregate market value of these securities amounted to $65,390,475, representing 6.7% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(3)	Securities are segregated to cover anticipated or existing derivative positions or to be announced securities (TBA).
(4)

Payment-in-kind security, for which interest payments may be made in additional principal ranging from 0% to 100% of the full stated interest rate. As of June 30, 2016, interest payments had been made in cash.

(5)	Non-income-producing security.
(6)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value

U.S. Treasury Inflation Indexed Note	0.125%	4/15/2017	$5,064,341

The following is a summary of the inputs used as of June 30, 2016, in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 1a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total

Senior Secured Loans	$—	$820,021,412	$—	$820,021,412

Corporate Bonds	—	138,806,395	—	138,806,395

Common Stocks	—	776,820	—	776,820

Repurchase Agreements	—	4,960,000	—	4,960,000

Total	$—	$964,564,627	$—	$964,564,627

68	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — RS STRATEGIC INCOME FUND

June 30, 2016 (unaudited)	Principal Amount	Value
Agency Mortgage-Backed Securities – 0.2%
FNMA 3.50% due 7/1/2043(1)	$145,260	$153,612
Total Agency Mortgage-Backed Securities (Cost $148,961)		153,612

	Principal Amount	Value
Asset-Backed Securities – 0.7%
Domino’s Pizza Master Issuer LLC 2012-1A A2 5.216% due 1/25/2042(1)(2)	466,199	479,812
Total Asset-Backed Securities (Cost $466,199)		479,812

	Principal Amount	Value
Senior Secured Loans – 5.8%
Automotive – 1.0%
Navistar International Corp. Term Loan B 6.50% due 8/7/2020(3)	694,013	653,531

		653,531
Health Care – 2.8%
Immucor, Inc. Refi Term Loan B2 5.00% due 8/17/2018(3)	952,974	890,239
Kindred Healthcare, Inc. New Term Loan 4.25% due 4/9/2021(3)	486,298	470,494
Select Medical Corp. Series E Term Loan B 6.00% due 6/1/2018(3)	476,250	476,250

		1,836,983
Retailers – 2.0%
Bass Pro Group LLC 2015 Term Loan 4.00% due 6/5/2020(3)	453,935	445,710
Party City Holdings, Inc. 2015 Term Loan B 4.25% due 8/19/2022(3)	894,430	887,721

		1,333,431
Total Senior Secured Loans (Cost $3,946,795)		3,823,945

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	69

SCHEDULE OF INVESTMENTS — RS STRATEGIC INCOME FUND

June 30, 2016 (unaudited)	Principal Amount	Value
Commercial Mortgage-Backed Securities – 6.1%
Bear Stearns Commercial Mortgage Securities Trust 2006-T24 AM 5.568% due 10/12/2041(1)(3)	$475,000	$476,800
2007-PW16 AM 5.910% due 6/11/2040(1)(3)	450,000	465,097
Citigroup Commercial Mortgage Trust 2006-C5 A4 5.431% due 10/15/2049(1)	424,630	425,446
2006-C5 AM 5.462% due 10/15/2049(1)	420,000	422,865
Fairway Outdoor Funding LLC 2012-1A A2 4.212% due 10/15/2042(1)(2)	448,193	456,153
JPMorgan Chase Commercial Mortgage Securities Trust 2006-LDP7 AM 6.184% due 4/17/2045(1)(3)	373,291	372,795
2007-LD12 AM 6.203% due 2/15/2051(1)(3)	450,000	466,506
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11 A2 3.085% due 8/15/2046(1)	400,000	414,741

SBA Tower Trust 2.933% due 12/15/2042(1)(2)	500,000	500,871
Total Commercial Mortgage-Backed Securities (Cost $4,194,647)		4,001,274

	Principal Amount	Value
Corporate Bonds – 62.7%
Automotive – 2.5%
Ford Motor Credit Co. LLC Sr. Nt. 8.00% due 12/15/2016	600,000	618,144
General Motors Financial Co., Inc. 2.625% due 7/10/2017(1)	500,000	504,622
3.25% due 5/15/2018(1)	500,000	510,364

		1,633,130
Banking – 19.7%
Ally Financial, Inc. 2.75% due 1/30/2017(1)	500,000	502,337
Bank of America Corp. Sr. Nt. 1.35% due 11/21/2016	750,000	751,042

70	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS STRATEGIC INCOME FUND

June 30, 2016 (unaudited)	Principal Amount	Value
Banking (continued)
Sub. Nt. 4.25% due 10/22/2026(1)	$400,000	$414,835
BBVA Bancomer S.A./Grand Cayman Jr. Sub. Nt. 6.008% due 5/17/2022(1)(2)(3)	1,000,000	995,000
BNP Paribas S.A. 1.25% due 12/12/2016	600,000	600,792
Citigroup, Inc. Jr. Sub. Nt. 6.25% due 12/29/2049(3)	500,000	513,750
Sub. Nt. 4.60% due 3/9/2026	750,000	795,136
Cooperatieve Rabobank U.A. 3.95% due 11/9/2022	500,000	517,091
Credit Suisse AG/New York NY Sub. Nt. 6.00% due 2/15/2018	500,000	528,240
Credit Suisse Group Funding Guernsey Ltd. 3.80% due 6/9/2023(2)	500,000	498,717
HBOS PLC Sub. Nt. 6.75% due 5/21/2018(2)	500,000	536,301
HSBC Holdings PLC Sr. Nt. 5.10% due 4/5/2021(1)	750,000	827,553
HSBC U.S.A., Inc. Sub. Nt. 5.00% due 9/27/2020	500,000	537,220
Intesa Sanpaolo S.p.A. Sub. Nt. 5.017% due 6/26/2024(1)(2)	1,000,000	915,497
JPMorgan Chase & Co. Sub. Nt. 3.375% due 5/1/2023	1,000,000	1,019,529
Lloyds Bank PLC 6.375% due 1/21/2021(1)	750,000	878,912
Royal Bank of Scotland Group PLC Sub. Nt. 6.125% due 12/15/2022(1)	500,000	524,356
Standard Chartered PLC Sub. Nt. 3.95% due 1/11/2023(2)	500,000	484,792
The Goldman Sachs Group, Inc. Sr. Nt. 5.75% due 1/24/2022(1)	500,000	580,480
5.95% due 1/18/2018(1)	500,000	532,644

		12,954,224

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	71

SCHEDULE OF INVESTMENTS — RS STRATEGIC INCOME FUND

June 30, 2016 (unaudited)	Principal Amount	Value
Cable Satellite – 2.4%
Cequel Communications Holdings I LLC Sr. Nt. 6.375% due 9/15/2020(2)	$500,000	$508,400
Hughes Satellite Systems Corp. Sr. Sec. Nt. 6.50% due 6/15/2019	225,000	243,000
Neptune Finco Corp. Sr. Nt. 6.625% due 10/15/2025(2)	500,000	525,000
Telesat LLC 6.00% due 5/15/2017(2)	300,000	299,438

		1,575,838
Chemicals – 0.9%
FMC Corp. Sr. Nt. 5.20% due 12/15/2019(1)	250,000	270,640
LyondellBasell Industries N.V. Sr. Nt. 5.00% due 4/15/2019(1)	300,000	324,715

		595,355
Construction Machinery – 0.8%
United Rentals North America, Inc. 7.625% due 4/15/2022	500,000	533,750

		533,750
Electric – 3.0%
Calpine Corp. Sr. Nt. 5.375% due 1/15/2023	500,000	487,500
DPL, Inc. Sr. Nt. 7.25% due 10/15/2021(1)	500,000	480,000
EDP Finance B.V. Sr. Nt. 4.90% due 10/1/2019(1)(2)	500,000	531,090
The Dayton Power & Light Co. 1.875% due 9/15/2016	500,000	500,651

		1,999,241
Energy - Integrated – 0.4%
Suncor Energy, Inc. Sr. Nt. 6.10% due 6/1/2018(1)	250,000	270,339

		270,339

72	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS STRATEGIC INCOME FUND

June 30, 2016 (unaudited)	Principal Amount	Value
Finance Companies – 2.3%
AerCap Ireland Capital Ltd. 3.75% due 5/15/2019	$500,000	$503,750
Aircastle Ltd. Sr. Nt. 6.25% due 12/1/2019(1)	500,000	542,500
CIT Group, Inc. Sr. Nt. 5.25% due 3/15/2018(1)	480,000	494,534

		1,540,784
Food And Beverage – 0.8%
Constellation Brands, Inc. 4.25% due 5/1/2023(1)	500,000	520,000

		520,000
Gaming – 1.6%
Boyd Gaming Corp. 6.875% due 5/15/2023	500,000	532,500
MGM Resorts International 6.625% due 12/15/2021	500,000	543,750

		1,076,250
Government Related – 3.5%
Petroleos Mexicanos 5.75% due 3/1/2018(1)	750,000	784,245
Sinopec Group Overseas Development Ltd. 1.75% due 4/10/2017(1)(2)	1,500,000	1,504,893

		2,289,138
Healthcare – 1.5%
DaVita HealthCare Partners, Inc. 5.125% due 7/15/2024	500,000	505,550
HealthSouth Corp. 5.75% due 11/1/2024(1)	500,000	502,000

		1,007,550
Independent Energy – 2.2%
Anadarko Petroleum Corp. Sr. Nt. 6.95% due 6/15/2019(1)	250,000	277,038
Clayton Williams Energy, Inc. 7.75% due 4/1/2019	250,000	188,750
ConocoPhillips Canada Funding Co. I 5.625% due 10/15/2016	500,000	506,116
Marathon Oil Corp. Sr. Nt. 2.80% due 11/1/2022	500,000	453,463

		1,425,367

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	73

SCHEDULE OF INVESTMENTS — RS STRATEGIC INCOME FUND

June 30, 2016 (unaudited)	Principal Amount	Value
Insurance: Property - Casualty – 0.9%
CNA Financial Corp. Sr. Nt. 7.35% due 11/15/2019(1)	$500,000	$577,380

		577,380
Lodging – 0.8%
Hilton Worldwide Finance LLC 5.625% due 10/15/2021	500,000	517,500

		517,500
Media - Entertainment – 4.6%
Discovery Communications LLC 5.625% due 8/15/2019(1)	250,000	275,543
Netflix, Inc. Sr. Nt. 5.75% due 3/1/2024	400,000	417,000
Outfront Media Capital LLC 5.875% due 3/15/2025	500,000	515,000
Sinclair Television Group, Inc. 5.625% due 8/1/2024(2)	500,000	511,250
Time Warner, Inc. 4.00% due 1/15/2022(1)	500,000	539,231
Univision Communications, Inc. Sr. Sec. Nt. 6.75% due 9/15/2022(1)(2)	500,000	527,500
WMG Acquisition Corp. Sr. Sec. Nt. 6.00% due 1/15/2021(2)	270,000	278,100

		3,063,624
Metals And Mining – 2.0%
Anglo American Capital PLC 2.625% due 9/27/2017(1)(2)	750,000	746,250
BHP Billiton Finance U.S.A. Ltd. 1.875% due 11/21/2016	583,000	584,568

		1,330,818
Midstream – 3.8%
Energy Transfer Partners LP Sr. Nt. 6.70% due 7/1/2018(1)	1,000,000	1,064,030
Plains All American Pipeline LP Sr. Nt. 3.65% due 6/1/2022	500,000	490,339
6.125% due 1/15/2017	400,000	410,052
Tesoro Logistics LP 6.125% due 10/15/2021	500,000	517,500

		2,481,921

74	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS STRATEGIC INCOME FUND

June 30, 2016 (unaudited)	Principal Amount	Value
Real Estate Investment Trust – 0.8%
Sabra Health Care LP 5.50% due 2/1/2021	$500,000	$513,750

		513,750
Refining – 1.2%
Calumet Specialty Products Partners LP 6.50% due 4/15/2021	300,000	214,500
Phillips 66 4.30% due 4/1/2022(1)	500,000	546,097

		760,597
Sovereign – 1.5%
Brazilian Government International Bond Sr. Nt. 2.625% due 1/5/2023	500,000	455,750
Republic of Indonesia Sr. Nt. 5.875% due 3/13/2020(1)(2)	500,000	556,042

		1,011,792
Wireless – 0.8%
American Tower Corp. Sr. Nt. 4.50% due 1/15/2018(1)	500,000	521,640

		521,640
Wirelines – 4.7%
AT&T, Inc. Sr. Nt. 3.80% due 3/15/2022	250,000	265,581
6.30% due 1/15/2038(1)	1,000,000	1,202,422
Frontier Communications Corp. Sr. Nt. 6.25% due 9/15/2021(1)	500,000	471,381
Orange SA Sr. Nt. 2.75% due 9/14/2016	117,000	117,436
Verizon Communications, Inc. Sr. Nt. 4.522% due 9/15/2048	1,000,000	1,041,300

		3,098,120
Total Corporate Bonds (Cost $40,823,025)		41,298,108

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	75

SCHEDULE OF INVESTMENTS — RS STRATEGIC INCOME FUND

June 30, 2016 (unaudited)	Principal Amount	Value
Non-Agency Mortgage-Backed Securities – 6.7%
Banc of America Funding Trust 2004-2 1CB1 5.75% due 9/20/2034(1)	$148,170	$153,268
Banc of America Mortgage Securities Trust 2003-J 2A2 3.039% due 11/25/2033(3)	188,342	187,270
Bear Stearns ALT-A Trust 2003-3 2A 2.833% due 10/25/2033(1)(3)	289,954	287,754
2004-4 A1 1.053% due 6/25/2034(1)(3)	290,922	275,963
Chase Mortgage Finance Trust 2007-A1 2A1 3.044% due 2/25/2037(1)(3)	104,770	104,466
2007-A1 9A1 2.899% due 2/25/2037(1)(3)	118,972	117,430
Countrywide Home Loans Mortgage Pass-Through Trust 2004-5 2A9 5.25% due 5/25/2034(1)	205,822	206,174
CS First Boston Mortgage Securities Corp. 2003-8 2A1 5.00% due 4/25/2018(1)	9,070	9,193
Deutsche Alt-A Securities Mortgage Loan Trust 2007-AR3 2A2B 0.693% due 6/25/2037(3)	392,604	329,626
GSR Mortgage Loan Trust 2004-15F 5A1 5.50% due 1/25/2020(1)	54,781	55,588
Impac CMB Trust 2004-7 1A1 1.193% due 11/25/2034(1)(3)	300,018	279,654
JPMorgan Mortgage Trust 2004-S2 1A3 4.75% due 11/25/2019(1)	41,207	41,856
2005-A1 6T1 2.954% due 2/25/2035(1)(3)	79,408	74,963
Master Adjustable Rate Mortgages Trust 2004-13 2A1 2.851% due 4/21/2034(1)(3)	141,764	141,818
Master Asset Securitization Trust 2003-5 2A1 5.00% due 6/25/2018	26,693	27,263
Morgan Stanley Mortgage Loan Trust 2004-1 1A9 4.50% due 11/25/2018(1)	12,799	12,889

76	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS STRATEGIC INCOME FUND

June 30, 2016 (unaudited)	Principal Amount	Value
Non-Agency Mortgage-Backed Securities (continued)
Prime Mortgage Trust 2004-2 A2 4.75% due 11/25/2019(1)	$34,642	$34,682
RAAC Trust 2005-SP1 1A5 5.00% due 9/25/2034(1)	69,614	70,362
Residential Funding Mortgage Securities I Trust 2005-S3 A1 4.75% due 3/25/2020	27,217	27,524
Structured Adjustable Rate Mortgage Loan Trust 2004-5 3A1 2.927% due 5/25/2034(1)(3)	230,796	233,048
Structured Asset Securities Corp. 2004-20 7A1 5.25% due 11/25/2034(1)	87,806	88,499
2004-21XS 2A6A 4.74% due 12/25/2034(3)	3,252	3,302
Wells Fargo Mortgage Backed Securities Trust 2004-EE 2A1 2.952% due 12/25/2034(1)(3)	207,099	208,265
2004-O A1 2.757% due 8/25/2034(1)(3)	145,313	144,078
2004-R 2A1 2.744% due 9/25/2034(1)(3)	179,502	183,483
2004-W A9 2.757% due 11/25/2034(1)(3)	189,420	191,413
2004-Y 3A1 2.80% due 11/25/2034(1)(3)	274,807	275,190
2005-2 2A1 4.75% due 4/25/2020	46,842	47,687
2005-6 A4 5.50% due 8/25/2035(1)	87,231	90,368
2005-AR10 2A6 2.88% due 6/25/2035(1)(3)	145,148	146,731
2005-AR12 2A5 2.896% due 6/25/2035(1)(3)	153,605	156,090
2005-AR3 2A1 2.974% due 3/25/2035(1)(3)	231,223	232,300
Total Non-Agency Mortgage-Backed Securities (Cost $4,424,818)		4,438,197

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	77

SCHEDULE OF INVESTMENTS — RS STRATEGIC INCOME FUND

June 30, 2016 (unaudited)	Principal Amount	Value
U.S. Government Securities – 10.0%
U.S. Treasury Bond 3.00% due 11/15/2045	$3,000,000	$3,449,532
U.S. Treasury Note 2.00% due 8/15/2025	3,000,000	3,136,290
Total U.S. Government Securities (Cost $6,294,533)		6,585,822

	Shares	Value
Exchange-Traded Funds – 4.6%
iShares iBoxx $ High Yield Corporate Bond ETF	36,000	3,048,840
Total Exchange-Traded Funds (Cost $3,004,680)		3,048,840

	Principal Amount	Value
Repurchase Agreements – 1.3%

Fixed Income Clearing Corp. Repurchase Agreement, 0.03%, dated 6/30/2016, maturity value of $814,001, due 7/1/2016(4)	$814,000	814,000
Total Repurchase Agreements (Cost $814,000)		814,000
Total Investments – 98.1% (Cost $64,117,658)		64,643,610
Other Assets, Net – 1.9%		1,253,873
Total Net Assets – 100.0%		$65,897,483

(1)	Securities are segregated to cover anticipated or existing derivative positions.
(2)

Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At June 30, 2016, the aggregate market value of these securities amounted to $10,855,106, representing 16.5% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(3)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at June 30, 2016.
(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value

U.S. Treasury Inflation Indexed Note	0.125%	4/15/2017	$832,567

78	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS STRATEGIC INCOME FUND

The table below presents futures contracts as of June 30, 2016:

Description (unaudited)	Counterparty	Number of Contracts	Expiration	Face Value (000s)	Unrealized Appreciation

Sold Futures Contracts

5 YR U.S. Treasury Note	Goldman Sachs & Co.	40	9/30/2016	$4,887	$495

U.S. Long Bond	Goldman Sachs & Co.	5	9/21/2016	862	2,799

Total					$3,294

At June 30, 2016, the Fund had entered into the following open option contracts:

Number of Contracts	Written Call Options	Expiration Date	Premiums Received	Current Value	Unrealized Depreciation

50	U.S. Bond, strike @ $167	August 2016	$77,194	$(317,188)	$(239,994)

The table below presents credit default swap contracts as of June 30, 2016:

Referenced Obligation	Counterparty	Currency	Notional Amount (000)	Fund Received Fixed Rate	Expiration Date	Value	Unamortized Upfront Premiums Paid	Unrealized Appreciation

Protection Sold

CDX North America High Yield Series 26 Index	Goldman Sachs & Co.	USD	$6,000	5.00%	06/20/2021	$181,484	$141,500	$39,984

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	79

SCHEDULE OF INVESTMENTS — RS STRATEGIC INCOME FUND

The following is a summary of the inputs used as of June 30, 2016, in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 1a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total

Agency Mortgage-Backed Securities	$—	$153,612	$—	$153,612

Asset-Backed Securities	—	479,812	—	479,812

Senior Secured Loans	—	3,823,945	—	3,823,945

Commercial Mortgage-Backed Securities	—	4,001,274	—	4,001,274

Corporate Bonds	—	41,298,108	—	41,298,108

Non-Agency Mortgage-Backed Securities	—	4,438,197	—	4,438,197

U.S. Government Securities	—	6,585,822	—	6,585,822

Exchange-Traded Funds	3,048,840	—	—	3,048,840

Repurchase Agreements	—	814,000	—	814,000

Other Financial Instruments: Financial Futures Contracts	3,294	—	—	3,294

Written Call Options	(317,188)	—	—	(317,188)

Credit Default Swaps	—	181,484	—	181,484

Total	$2,734,946	$61,776,254	$—	$64,511,200

80	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

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www.rsinvestments.com	81

FINANCIAL INFORMATION

Statements of Assets and Liabilities As of June 30, 2016 (unaudited)	RS Investment Quality Bond	RS Low Duration Bond
Assets
Investments, at value	$69,248,698	$774,265,383
Cash	338	319
Cash deposits with brokers for futures contracts	140,000	800,000
Cash deposits with brokers for swap contracts	—	1,182,158
Dividends/interest receivable	473,055	2,999,647
Receivable for investments sold	325,241	—
Receivable for fund shares subscribed	20,591	1,927,233
Receivable for variation margin on futures contracts	5,469	160,348
Receivable for variation margin on swap contracts	—	—
Prepaid expenses	30,155	57,885

Total Assets	70,243,547	781,392,973

Liabilities
Payable for fund shares redeemed	70,176	7,872,290
Payable to adviser	16,961	289,694
Distributions payable	11,010	101,704
Payable to distributor	2,125	17,207
Accrued trustees’ fees	1,182	18,858
Payable for investments purchased	—	3,748,125
Payable for borrowings against line of credit	—	—
Payable for variation margin on swap contracts	—	90,129
Written options, at value	—	—
Accrued expenses/other liabilities	53,349	264,355

Total Liabilities	154,803	12,402,362

Total Net Assets	$70,088,744	$768,990,611

Net Assets Consist of:
Paid-in capital	$67,448,136	$795,445,434
Distributions in excess of net investment income	—	—
Accumulated undistributed net investment income	35,908	605,425
Accumulated net realized gain/(loss) from investments, futures contracts, swap contracts and written options	55,230	(23,997,302)
Net unrealized appreciation/(depreciation) on investments, futures contracts, swap contracts and written options	2,549,470	(3,062,946)

Total Net Assets	$70,088,744	$768,990,611

Investments, at Cost	$66,787,903	$778,400,192

Premiums Received for Written Options	$—	$—

Pricing of Shares
Net Assets:
Class A	$48,697,455	$269,523,871
Class C	10,357,819	139,734,507
Class K	5,253,697	3,151,437
Class Y	5,779,773	356,580,796
Shares of Beneficial Interest Outstanding with No Par Value:
Class A	4,875,468	26,802,402
Class C	1,037,270	13,901,822
Class K	525,314	313,440
Class Y	579,242	35,451,510
Net Asset Value Per Share:
Class A	$9.99	$10.06
Class C	9.99	10.05
Class K	10.00	10.05
Class Y	9.98	10.06
Sales Charge Class A (Load)	3.75%	2.25%
Maximum Offering Price Per Class A Share	$10.38	$10.29

82	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

RS High Yield	RS Tax-Exempt	RS High Income Municipal Bond	RS Floating Rate	RS Strategic Income

$70,305,895	$177,467,783	$134,256,289	$964,564,627	$64,643,610
5,874	2,476,539	326,494	400,580	2,058
—	—	—	—	583,000
—	—	—	—	323,236
1,173,736	1,937,318	1,487,220	7,637,115	619,929
1,337,344	—	3,429,307	80,818,200	644,281
20,941	103,186	167,130	1,318,119	18,952
—	—	—	—	3,776
—	—	—	—	17,185
33,413	24,157	22,232	34,336	27,523

72,877,203	182,008,983	139,688,672	1,054,772,977	66,883,550

69,799	176,285	191,818	16,139,749	26,527
23,796	58,481	39,789	487,175	20,781
204,894	79,632	60,867	840,386	80,094
3,264	5,228	4,104	34,650	1,929
1,482	3,329	2,815	17,028	1,352
776,000	—	2,333,225	41,921,000	490,461
—	—	1,200,000	12,800,000	—
—	—	—	—	—
—	—	—	—	317,188
54,871	77,335	55,903	516,269	47,735

1,134,106	400,290	3,888,521	72,756,257	986,067

$71,743,097	$181,608,693	$135,800,151	$982,016,720	$65,897,483

$86,057,667	$163,618,332	$127,273,668	$1,169,883,191	$67,845,300
—	—	—	(40,029)	(276,201)
—	19,376	128,079	—	—
(10,880,893)	2,005,259	(4,703,166)	(145,640,094)	(2,000,852)
(3,433,677)	15,965,726	13,101,570	(42,186,348)	329,236

$71,743,097	$181,608,693	$135,800,151	$982,016,720	$65,897,483

$73,739,572	$161,502,057	$121,154,719	$1,006,750,975	$64,117,658

$—	$—	$—	$—	$77,194

$24,957,095	$85,922,202	$49,762,842	$222,917,553	$37,875,514
21,988,547	42,497,032	37,667,567	367,732,717	12,185,428
18,303,005	—	—	1,465,373	3,060,026
6,494,450	53,189,459	48,369,742	389,901,077	12,776,515

4,135,422	7,974,880	4,448,203	23,764,326	3,822,813
3,637,321	3,945,459	3,367,196	39,172,781	1,224,388
3,023,263	—	—	156,175	307,251
1,081,465	4,938,849	4,323,021	41,537,576	1,296,598

$6.03	$10.77	$11.19	$9.38	$9.91
6.05	10.77	11.19	9.39	9.95
6.05	—	—	9.38	9.96
6.01	10.77	11.19	9.39	9.85
3.75%	3.75%	3.75%	2.25%	3.75%
$6.26	$11.19	$11.63	$9.60	$10.30

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	83

FINANCIAL INFORMATION

Statements of Operations For the Six-Month Period Ended June 30, 2016 (unaudited)	RS Investment Quality Bond	RS Low Duration Bond
Investment Income
Dividends	$—	$—
Interest	1,198,618	8,842,674

Total Investment Income	1,198,618	8,842,674

Expenses
Investment advisory fees	176,317	1,856,007
Distribution fees	130,518	1,120,947
Transfer agent fees	37,736	439,385
Custodian fees	31,033	41,931
Registration fees	29,576	48,104
Professional fees	18,552	66,040
Administrative service fees	6,412	42,359
Shareholder reports	4,699	46,192
Trustees’ fees	2,926	32,588
Insurance expense	1,319	12,118
Other expenses	2,429	13,957

Total Expenses	441,517	3,719,628

Less: Fee waiver by adviser	(75,361)	(123,734)

Total Expenses, Net	366,156	3,595,894

Net Investment Income	832,462	5,246,780

Realized Gain/(Loss) and Change in Unrealized Appreciation/Depreciation on Investments, Futures Contracts, Swap Contracts and Written Options
Net realized gain/(loss) from investments	(363,240)	(2,865,081)
Net realized gain/(loss) from futures contracts	330,450	811,196
Net realized gain/(loss) from swap contracts	34,094	(664,319)
Net realized gain/(loss) from written options	31,930	—
Net change in unrealized appreciation/depreciation on investments	2,969,478	9,547,289
Net change in unrealized appreciation/depreciation on futures contracts	125,215	1,898,431
Net change in unrealized appreciation/depreciation on swap contracts	(17,717)	(692,670)
Net change in unrealized appreciation/depreciation on written options	—	—

Net Gain on Investments, Futures Contracts, Swap Contracts and Written Options	3,110,210	8,034,846

Net Increase in Net Assets Resulting from Operations	$3,942,672	$13,281,626

84	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

RS High Yield	RS Tax-Exempt	RS High Income Municipal Bond	RS Floating Rate	RS Strategic Income

$5,600	$—	$—	$—	$32,390
2,677,221	3,678,844	3,160,990	32,736,625	1,149,189

2,682,821	3,678,844	3,160,990	32,736,625	1,181,579

213,217	458,662	338,878	3,316,440	198,212
198,748	323,838	249,993	2,152,423	120,159
28,572	79,930	49,726	616,721	24,281
26,573	22,808	18,986	55,920	25,390
29,073	23,832	25,460	40,570	30,669
19,091	24,469	21,155	126,661	18,579
6,486	11,066	8,710	52,781	6,143
4,393	9,814	6,657	68,616	3,906
2,902	7,161	4,939	44,886	2,563
1,249	2,839	1,616	22,953	1,029
2,380	3,913	2,899	183,251	2,392

532,684	968,332	729,019	6,681,222	433,323

(77,030)	(92,979)	(97,930)	(543,018)	(76,784)

455,654	875,353	631,089	6,138,204	356,539

2,227,167	2,803,491	2,529,901	26,598,421	825,040

(3,857,377)	2,006,358	1,247,983	(47,856,226)	(199,128)
—	—	—	—	(114,136)
—	—	—	—	(113,598)
—	—	—	—	(28,756)
6,186,691	2,726,348	2,462,021	79,761,861	2,109,534
—	—	—	—	17,127
—	—	—	—	167,594
—	—	—	—	(239,994)

2,329,314	4,732,706	3,710,004	31,905,635	1,598,643

$4,556,481	$7,536,197	$6,239,905	$58,504,056	$2,423,683

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	85

FINANCIAL INFORMATION

Statements of Changes in Net Assets Six-Months-Ended Numbers are unaudited	RS Investment Quality Bond

	For the Six Months Ended 6/30/16	For the Year Ended 12/31/15

Operations
Net investment income	$832,462	$2,582,179
Net realized gain/(loss) from investments, futures contracts, swap contracts and written options	33,234	1,265,790
Net change in unrealized appreciation/depreciation on investments, futures contracts and swap contracts	3,076,976	(4,276,546)

Net Increase/(Decrease) in Net Assets Resulting from Operations	3,942,672	(428,577)

Distributions to Shareholders
Net investment income
Class A	(619,005)	(1,852,997)
Class C	(83,433)	(294,581)
Class K	(55,933)	(189,722)
Class Y	(74,368)	(221,669)
Net realized gain on investments
Class A	(39,153)	(1,215,278)
Class C	(8,236)	(271,459)
Class K	(4,278)	(148,130)
Class Y	(4,396)	(132,647)

Total Distributions	(888,802)	(4,326,483)

Capital Share Transactions
Proceeds from sales of shares	5,328,960	17,519,095
Reinvestment of distributions	804,180	3,999,771
Cost of shares redeemed	(12,480,333)	(73,716,647)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(6,347,193)	(52,197,781)

Net Decrease in Net Assets	(3,293,323)	(56,952,841)

Net Assets
Beginning of period	73,382,067	130,334,908

End of period	$70,088,744	$73,382,067

Distributions in Excess of Net Investment Income Included in Net Assets	$—	$—

Accumulated Undistributed Net Investment Income Included in Net Assets	$35,908	$36,185

Other Information:
Shares
Sold	548,613	1,740,599
Reinvested	82,332	403,282
Redeemed	(1,284,734)	(7,296,201)

Net Decrease	(653,789)	(5,152,320)

86	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

RS Low Duration Bond		RS High Yield		RS Tax-Exempt

For the Six Months Ended 6/30/16	For the Year Ended 12/31/15	For the Six Months Ended 6/30/16	For the Year Ended 12/31/15	For the Six Months Ended 6/30/16	For the Year Ended 12/31/15

$5,246,780	$11,710,333	$2,227,167	$5,167,261	$2,803,491	$6,002,147

(2,718,204)	(3,235,190)	(3,857,377)	(6,594,288)	2,006,358	7,357,689

10,753,050	(3,950,077)	6,186,691	(2,053,129)	2,726,348	(8,366,837)

13,281,626	4,525,066	4,556,481	(3,480,156)	7,536,197	4,992,999

(1,691,297)	(4,483,768)	(827,688)	(1,937,760)	(1,429,044)	(2,924,816)
(272,150)	(1,039,378)	(638,419)	(1,404,141)	(511,673)	(1,151,959)
(12,286)	(41,616)	(553,257)	(1,194,215)	—	—
(2,572,706)	(5,774,991)	(207,803)	(657,103)	(861,579)	(1,925,969)

—	—	—	—	(228,837)	(1,900,434)
—	—	—	—	(116,224)	(991,459)
—	—	—	—	—	—
—	—	—	—	(146,303)	(1,209,200)

(4,548,439)	(11,339,753)	(2,227,167)	(5,193,219)	(3,293,660)	(10,103,837)

195,483,171	365,543,743	4,459,205	16,628,054	15,696,076	29,032,919
3,777,489	9,112,552	986,573	2,492,587	2,735,446	8,379,576
(278,442,864)	(506,460,998)	(8,866,690)	(34,671,022)	(26,782,627)	(77,389,176)

(79,182,204)	(131,804,703)	(3,420,912)	(15,550,381)	(8,351,105)	(39,976,681)

(70,449,017)	(138,619,390)	(1,091,598)	(24,223,756)	(4,108,568)	(45,087,519)

839,439,628	978,059,018	72,834,695	97,058,451	185,717,261	230,804,780

$768,990,611	$839,439,628	$71,743,097	$72,834,695	$181,608,693	$185,717,261

$—	$(92,916)	$—	$—	$—	$—

$605,425	$—	$—	$—	$19,376	$18,181

19,594,592	36,405,611	772,882	2,609,763	1,472,545	2,719,454
377,735	906,491	167,888	390,417	256,553	786,744
(27,870,678)	(50,430,972)	(1,508,435)	(5,435,641)	(2,513,022)	(7,187,557)

(7,898,351)	(13,118,870)	(567,665)	(2,435,461)	(783,924)	(3,681,359)

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	87

FINANCIAL INFORMATION

Statements of Changes in Net Assets (continued) Six-Months-Ended Numbers are unaudited	RS High Income Municipal Bond

	For the Six Months Ended 6/30/16	For the Year Ended 12/31/15

Operations
Net investment income	$2,529,901	$4,688,000
Net realized gain/(loss) from investments, futures contracts, swap contracts and written options	1,247,983	1,648,789
Net change in unrealized appreciation/depreciation on investments, futures contracts, swap contracts and written options	2,462,021	(1,207,242)

Net Increase/(Decrease) in Net Assets Resulting from Operations	6,239,905	5,129,547

Distributions to Shareholders
Net investment income
Class A	(1,007,108)	(1,971,162)
Class C	(570,774)	(1,113,825)
Class K	—	—
Class Y	(948,389)	(1,604,828)
Net realized gain on investments
Class A	—	—
Class C	—	—
Class K	—	—
Class Y	—	—

Total Distributions	(2,526,271)	(4,689,815)

Capital Share Transactions
Proceeds from sales of shares	22,646,729	48,273,997
Reinvestment of distributions	2,128,536	3,787,945
Cost of shares redeemed	(20,387,878)	(45,769,273)

Net Increase/(Decrease) in Net Assets Resulting from Capital Share Transactions	4,387,387	6,292,669

Net Increase/(Decrease) in Net Assets	8,101,021	6,732,401

Net Assets
Beginning of period	127,699,130	120,966,729

End of period	$135,800,151	$127,699,130

Distributions in Excess of Net Investment Income Included in Net Assets	$—	$—

Accumulated Undistributed Net Investment Income Included in Net Assets	$128,079	$124,449

Other Information:
Shares
Sold	2,066,022	4,445,153
Reinvested	193,335	348,972
Redeemed	(1,851,207)	(4,220,329)

Net Increase/(Decrease)	408,150	573,796

88	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

RS Floating Rate		RS Strategic Income

For the Six Months Ended 6/30/16	For the Year Ended 12/31/15	For the Six Months Ended 6/30/16	For the Year Ended 12/31/15

$26,598,421	$71,103,359	$825,040	$2,144,929

(47,856,226)	(76,348,996)	(455,618)	(1,380,119)

79,761,861	(31,829,545)	2,054,261	(1,386,522)

58,504,056	(37,075,182)	2,423,683	(621,712)

(5,876,101)	(13,890,409)	(526,252)	(1,379,729)
(8,680,159)	(20,174,838)	(127,650)	(326,511)
(41,669)	(94,979)	(38,130)	(102,495)
(12,003,852)	(36,939,773)	(194,056)	(488,274)

—	—	—	(29,206)
—	—	—	(9,317)
—	—	—	(2,537)
—	—	—	(9,579)

(26,601,781)	(71,099,999)	(886,088)	(2,347,648)

145,124,582	361,319,221	2,618,139	10,220,321
21,066,500	55,771,444	410,554	1,142,931
(316,423,971)	(1,059,451,216)	(6,008,892)	(24,513,755)

(150,232,889)	(642,360,551)	(2,980,199)	(13,150,503)

(118,330,614)	(750,535,732)	(1,442,604)	(16,119,863)

1,100,347,334	1,850,883,066	67,340,087	83,459,950

$982,016,720	$1,100,347,334	$65,897,483	$67,340,087

$(40,029)	$(36,669)	$(276,201)	$(215,153)

$—	$—	$—	$—

15,811,650	37,011,977	268,724	1,022,656
2,297,559	5,753,895	42,032	114,390
(34,662,521)	(109,888,203)	(616,863)	(2,443,381)

(16,553,312)	(67,122,331)	(306,107)	(1,306,335)

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	89

FINANCIAL INFORMATION

The Financial Highlights table is intended to help you understand each Fund’s financial performance for the past six reporting periods. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all distributions).

Financial Highlights Six-Months-Ended Numbers are unaudited
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain/(Loss)	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains
RS Investment Quality Bond Fund
Class A
Six Months Ended 6/30/16[1]	$9.57	$0.12	[2]	$0.43	$0.55	$(0.12)	$(0.01)
Year Ended 12/31/15	10.16	0.31	[2]	(0.38)	(0.07)	(0.30)	(0.22)
Year Ended 12/31/14	10.01	0.30		0.26	0.56	(0.30)	(0.11)
Year Ended 12/31/13	10.50	0.28		(0.45)	(0.17)	(0.28)	(0.04)
Year Ended 12/31/12	10.34	0.28		0.32	0.60	(0.28)	(0.16)
Year Ended 12/31/11	10.12	0.35		0.33	0.68	(0.35)	(0.11)

Class C
Six Months Ended 6/30/16[1]	$9.56	$0.08	[2]	$0.44	$0.52	$(0.08)	$(0.01)
Year Ended 12/31/15	10.16	0.22	[2]	(0.38)	(0.16)	(0.22)	(0.22)
Year Ended 12/31/14	10.01	0.22		0.26	0.48	(0.22)	(0.11)
Year Ended 12/31/13	10.50	0.20		(0.45)	(0.25)	(0.20)	(0.04)
Year Ended 12/31/12	10.34	0.20		0.32	0.52	(0.20)	(0.16)
Year Ended 12/31/11	10.11	0.28		0.34	0.62	(0.28)	(0.11)

Class K
Six Months Ended 6/30/16[1]	$9.58	$0.10	[2]	$0.43	$0.53	$(0.10)	$(0.01)
Year Ended 12/31/15	10.18	0.27	[2]	(0.39)	(0.12)	(0.26)	(0.22)
Year Ended 12/31/14	10.02	0.26		0.27	0.53	(0.26)	(0.11)
Year Ended 12/31/13	10.51	0.24		(0.45)	(0.21)	(0.24)	(0.04)
Year Ended 12/31/12	10.36	0.23		0.31	0.54	(0.23)	(0.16)
Year Ended 12/31/11	10.13	0.31		0.34	0.65	(0.31)	(0.11)

Class Y
Six Months Ended 6/30/16[1]	$9.56	$0.13	[2]	$0.43	$0.56	$(0.13)	$(0.01)
Year Ended 12/31/15	10.17	0.32	[2]	(0.39)	(0.07)	(0.32)	(0.22)
Year Ended 12/31/14	10.02	0.33		0.26	0.59	(0.33)	(0.11)
Year Ended 12/31/13	10.50	0.30		(0.44)	(0.14)	(0.30)	(0.04)
Year Ended 12/31/12	10.35	0.30		0.31	0.61	(0.30)	(0.16)
Year Ended 12/31/11	10.12	0.37		0.34	0.71	(0.37)	(0.11)

See notes to Financial Highlights on pages 102-103.

90	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

Total Distributions	Net Asset Value, End of Period	Total Return[3]	Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[4]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income to Average Net Assets[4]	Gross Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$(0.13)	$9.99	5.77%	$48,697	0.90%	1.12%	2.50%	2.28%	90%
(0.52)	9.57	(0.74)%	51,747	0.90%	1.07%	3.06%	2.89%	73%
(0.41)	10.16	5.67%	73,618	0.88%	1.05%	2.98%	2.81%	51%
(0.32)	10.01	(1.64)%	80,139	0.85%	1.01%	2.70%	2.54%	201%
(0.44)	10.50	5.85%	129,706	0.85%	0.99%	2.62%	2.48%	154%
(0.46)	10.34	6.87%	115,632	0.85%	0.98%	3.46%	3.33%	113%

$(0.09)	$9.99	5.43%	$10,358	1.77%	1.91%	1.63%	1.49%	90%
(0.44)	9.56	(1.70)%	10,510	1.77%	1.85%	2.19%	2.11%	73%
(0.33)	10.16	4.81%	15,377	1.71%	1.88%	2.16%	1.99%	51%
(0.24)	10.01	(2.37)%	12,057	1.60%	1.81%	1.92%	1.71%	201%
(0.36)	10.50	5.06%	27,040	1.60%	1.79%	1.83%	1.64%	154%
(0.39)	10.34	6.17%	15,482	1.60%	1.84%	2.60%	2.36%	113%

$(0.11)	$10.00	5.56%	$5,254	1.30%	1.52%	2.09%	1.87%	90%
(0.48)	9.58	(1.24)%	5,568	1.30%	1.45%	2.65%	2.50%	73%
(0.37)	10.18	5.36%	7,821	1.28%	1.46%	2.57%	2.39%	51%
(0.28)	10.02	(2.02)%	7,287	1.25%	1.41%	2.32%	2.16%	201%
(0.39)	10.51	5.33%	9,291	1.25%	1.44%	2.23%	2.04%	154%
(0.42)	10.36	6.55%	10,471	1.25%	1.50%	3.04%	2.79%	113%

$(0.14)	$9.98	5.90%	$5,780	0.66%	0.93%	2.74%	2.47%	90%
(0.54)	9.56	(0.73)%	5,557	0.66%	0.86%	3.19%	2.99%	73%
(0.44)	10.17	5.91%	33,519	0.66%	0.78%	3.20%	3.08%	51%
(0.34)	10.02	(1.35)%	34,568	0.66%	0.72%	2.89%	2.83%	201%
(0.46)	10.50	5.95%	58,511	0.66%	0.74%	2.80%	2.72%	154%
(0.48)	10.35	7.18%	51,026	0.66%	0.68%	3.39%	3.37%	113%

See notes to Financial Highlights on pages 102-103.

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	91

FINANCIAL INFORMATION

Financial Highlights (continued) Six-Months-Ended Numbers are unaudited
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain/(Loss)	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains
RS Low Duration Bond Fund
Class A
Six Months Ended 6/30/16[1]	$9.95	$0.06	[2]	$0.11	$0.17	$(0.06)	$—
Year Ended 12/31/15	10.03	0.14	[2]	(0.09)	0.05	(0.13)	—
Year Ended 12/31/14	10.13	0.18		(0.10)	0.08	(0.18)	—
Year Ended 12/31/13	10.32	0.18		(0.19)	(0.01)	(0.18)	—	[5]
Year Ended 12/31/12	10.21	0.20		0.11	0.31	(0.20)	—	[5]
Year Ended 12/31/11	10.28	0.24		(0.06)	0.18	(0.24)	(0.01)

Class C
Six Months Ended 6/30/16[1]	$9.95	$0.03	[2]	$0.09	$0.12	$(0.02)	$—
Year Ended 12/31/15	10.03	0.06	[2]	(0.08)	(0.02)	(0.06)	—
Year Ended 12/31/14	10.13	0.10		(0.10)	0.00	(0.10)	—
Year Ended 12/31/13	10.32	0.10		(0.19)	(0.09)	(0.10)	—	[5]
Year Ended 12/31/12	10.21	0.12		0.11	0.23	(0.12)	—	[5]
Year Ended 12/31/11	10.28	0.16		(0.06)	0.10	(0.16)	(0.01)

Class K
Six Months Ended 6/30/16[1]	$9.95	$0.04	[2]	$0.10	$0.14	$(0.04)	$—
Year Ended 12/31/15	10.03	0.10	[2]	(0.09)	0.01	(0.09)	—
Year Ended 12/31/14	10.13	0.13		(0.10)	0.03	(0.13)	—
Year Ended 12/31/13	10.32	0.14		(0.19)	(0.05)	(0.14)	—	[5]
Year Ended 12/31/12	10.21	0.15		0.11	0.26	(0.15)	—	[5]
Year Ended 12/31/11	10.28	0.20		(0.06)	0.14	(0.20)	(0.01)

Class Y
Six Months Ended 6/30/16[1]	$9.95	$0.08	[2]	$0.10	$0.18	$(0.07)	$—
Year Ended 12/31/15	10.03	0.16	[2]	(0.08)	0.08	(0.16)	—
Year Ended 12/31/14	10.13	0.20		(0.10)	0.10	(0.20)	—
Year Ended 12/31/13	10.32	0.20		(0.19)	0.01	(0.20)	—	[5]
Year Ended 12/31/12	10.21	0.22		0.11	0.33	(0.22)	—	[5]
Year Ended 12/31/11	10.28	0.26		(0.06)	0.20	(0.26)	(0.01)

See notes to Financial Highlights on pages 102-103.

92	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

Total Distributions	Net Asset Value, End of Period	Total Return[3]	Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[4]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income to Average Net Assets[4]	Gross Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$(0.06)	$10.06	1.67%	$269,524	0.85%	0.88%	1.30%	1.27%	19%
(0.13)	9.95	0.52%	314,347	0.84%	0.85%	1.38%	1.37%	36%
(0.18)	10.03	0.74%	373,706	0.90%	0.90%	1.75%	1.75%	38%
(0.18)	10.13	(0.07)%	580,942	0.83%	0.84%	1.76%	1.75%	74%
(0.20)	10.32	3.06%	818,462	0.80%	0.84%	1.88%	1.84%	64%
(0.25)	10.21	1.68%	665,196	0.80%	0.86%	2.26%	2.20%	76%

$(0.02)	$10.05	1.19%	$139,735	1.61%	1.64%	0.54%	0.51%	19%
(0.06)	9.95	(0.20)%	154,056	1.61%	1.62%	0.62%	0.61%	36%
(0.10)	10.03	0.00%[6]	191,970	1.64%	1.64%	1.00%	1.00%	38%
(0.10)	10.13	(0.85)%	268,237	1.61%	1.63%	0.98%	0.96%	74%
(0.12)	10.32	2.29%	334,753	1.55%	1.62%	1.12%	1.05%	64%
(0.17)	10.21	0.93%	236,987	1.55%	1.61%	1.52%	1.46%	76%

$(0.04)	$10.05	1.36%	$3,151	1.27%	1.30%	0.88%	0.85%	19%
(0.09)	9.95	0.12%	3,925	1.26%	1.27%	0.96%	0.95%	36%
(0.13)	10.03	0.31%	5,001	1.33%	1.33%	1.31%	1.31%	38%
(0.14)	10.13	(0.50)%	5,894	1.26%	1.30%	1.34%	1.30%	74%
(0.15)	10.32	2.65%	7,238	1.20%	1.33%	1.46%	1.33%	64%
(0.21)	10.21	1.28%	5,551	1.20%	1.36%	1.88%	1.72%	76%

$(0.07)	$10.06	1.80%	$356,581	0.60%	0.63%	1.54%	1.51%	19%
(0.16)	9.95	0.74%	367,112	0.61%	0.62%	1.60%	1.59%	36%
(0.20)	10.03	1.04%	407,382	0.61%	0.61%	2.02%	2.02%	38%
(0.20)	10.13	0.15%	471,093	0.61%	0.61%	1.98%	1.98%	74%
(0.22)	10.32	3.27%	633,868	0.61%	0.61%	2.03%	2.03%	64%
(0.27)	10.21	1.89%	312,680	0.60%	0.60%	2.43%	2.43%	76%

See notes to Financial Highlights on pages 102-103.

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	93

FINANCIAL INFORMATION

Financial Highlights (continued) Six-Months-Ended Numbers are unaudited
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain/(Loss)	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains
RS High Yield Fund
Class A
Six Months Ended 6/30/16[1]	$5.85	$0.19	[2]	$0.18	$0.37	$(0.19)	$—
Year Ended 12/31/15	6.52	0.40	[2]	(0.67)	(0.27)	(0.40)	—
Year Ended 12/31/14	7.31	0.41		(0.47)	(0.06)	(0.41)	(0.32)
Year Ended 12/31/13	7.25	0.43		0.07	0.50	(0.44)	—
Year Ended 12/31/12	6.75	0.45		0.50	0.95	(0.45)	—
Year Ended 12/31/11	6.93	0.49		(0.18)	0.31	(0.49)	—

Class C
Six Months Ended 6/30/16[1]	$5.86	$0.17	[2]	$0.19	$0.36	$(0.17)	$—
Year Ended 12/31/15	6.53	0.35	[2]	(0.67)	(0.32)	(0.35)	—
Year Ended 12/31/14	7.32	0.36		(0.47)	(0.11)	(0.36)	(0.32)
Year Ended 12/31/13	7.25	0.36		0.07	0.43	(0.36)	—
Year Ended 12/31/12	6.74	0.39		0.51	0.90	(0.39)	—
Year Ended 12/31/11	6.93	0.44		(0.19)	0.25	(0.44)	—

Class K
Six Months Ended 6/30/16[1]	$5.87	$0.18	[2]	$0.18	$0.36	$(0.18)	$—
Year Ended 12/31/15	6.54	0.37	[2]	(0.66)	(0.29)	(0.38)	—
Year Ended 12/31/14	7.33	0.38		(0.47)	(0.09)	(0.38)	(0.32)
Year Ended 12/31/13	7.25	0.39		0.08	0.47	(0.39)	—
Year Ended 12/31/12	6.75	0.42		0.50	0.92	(0.42)	—
Year Ended 12/31/11	6.93	0.46		(0.18)	0.28	(0.46)	—

Class Y
Six Months Ended 6/30/16[1]	$5.82	$0.20	[2]	$0.19	$0.39	$(0.20)	$—
Year Ended 12/31/15	6.49	0.41	[2]	(0.67)	(0.26)	(0.41)	—
Year Ended 12/31/14	7.27	0.44		(0.48)	(0.04)	(0.42)	(0.32)
Year Ended 12/31/13	7.24	0.43		0.07	0.50	(0.47)	—
Year Ended 12/31/12	6.74	0.46		0.50	0.96	(0.46)	—
Year Ended 12/31/11	6.92	0.50		(0.18)	0.32	(0.50)	—

See notes to Financial Highlights on pages 102-103.

94	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

Total Distributions	Net Asset Value, End of Period	Total Return[3]	Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[4]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income to Average Net Assets[4]	Gross Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$(0.19)	$6.03	6.46%	$24,957	1.00%	1.21%	6.55%	6.34%	76%
(0.40)	5.85	(4.51)%	26,608	1.00%	1.16%	6.16%	6.00%	151%
(0.73)	6.52	(1.01)%	34,339	0.98%	1.16%	5.52%	5.34%	221%
(0.44)	7.31	7.05%	42,329	0.95%	1.11%	5.72%	5.56%	96%
(0.45)	7.25	14.43%	64,916	0.92%	1.12%	6.36%	6.16%	103%
(0.49)	6.75	4.56%	68,517	0.85%	1.11%	7.10%	6.84%	101%

$(0.17)	$6.05	6.27%	$21,989	1.70%	1.93%	5.85%	5.62%	76%
(0.35)	5.86	(5.16)%	22,138	1.70%	1.90%	5.47%	5.27%	151%
(0.68)	6.53	(1.70)%	27,780	1.70%	1.90%	4.85%	4.65%	221%
(0.36)	7.32	6.10%	37,733	1.70%	1.87%	4.97%	4.80%	96%
(0.39)	7.25	13.75%	34,998	1.67%	1.88%	5.60%	5.39%	103%
(0.44)	6.74	3.62%	27,882	1.60%	1.88%	6.34%	6.06%	101%

$(0.18)	$6.05	6.27%	$18,303	1.35%	1.55%	6.20%	6.00%	76%
(0.38)	5.87	(4.82)%	18,042	1.35%	1.51%	5.82%	5.66%	151%
(0.70)	6.54	(1.35)%	21,109	1.35%	1.52%	5.20%	5.03%	221%
(0.39)	7.33	6.62%	23,036	1.35%	1.49%	5.32%	5.18%	96%
(0.42)	7.25	13.98%	22,003	1.32%	1.52%	5.96%	5.76%	103%
(0.46)	6.75	4.15%	18,961	1.25%	1.54%	6.71%	6.42%	101%

$(0.20)	$6.01	6.78%	$6,494	0.76%	1.01%	6.79%	6.54%	76%
(0.41)	5.82	(4.34)%	6,047	0.76%	0.95%	6.36%	6.17%	151%
(0.74)	6.49	(0.63)%	13,830	0.76%	0.90%	5.90%	5.76%	221%
(0.47)	7.27	7.14%	9,464	0.76%	0.85%	5.88%	5.79%	96%
(0.46)	7.24	14.66%	11,271	0.73%	0.91%	6.52%	6.34%	103%
(0.50)	6.74	4.75%	7,418	0.66%	0.88%	7.30%	7.08%	101%

See notes to Financial Highlights on pages 102-103.

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	95

FINANCIAL INFORMATION

Financial Highlights (continued) Six-Months-Ended Numbers are unaudited
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain/(Loss)	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains
RS Tax-Exempt Fund
Class A
Six Months Ended 6/30/16[1]	$10.53	$0.17	[2]	$0.27	$0.44	$(0.17)	$(0.03)
Year Ended 12/31/15	10.83	0.35	[2]	(0.05)	0.30	(0.35)	(0.25)
Year Ended 12/31/14	10.30	0.33		0.53	0.86	(0.33)	—
Year Ended 12/31/13	11.13	0.31		(0.83)	(0.52)	(0.31)	— [5]
Year Ended 12/31/12	10.69	0.32		0.44	0.76	(0.32)	—
Year Ended 12/31/11	9.95	0.34		0.74	1.08	(0.34)	—

Class C
Six Months Ended 6/30/16[1]	$10.53	$0.13	[2]	$0.27	$0.40	$(0.13)	$(0.03)
Year Ended 12/31/15	10.82	0.26	[2]	(0.04)	0.22	(0.26)	(0.25)
Year Ended 12/31/14	10.30	0.24		0.52	0.76	(0.24)	—
Year Ended 12/31/13	11.12	0.23		(0.82)	(0.59)	(0.23)	— [5]
Year Ended 12/31/12	10.69	0.23		0.43	0.66	(0.23)	—
Year Ended 12/31/11	9.95	0.26		0.74	1.00	(0.26)	—

Class Y
Six Months Ended 6/30/16[1]	$10.52	$0.18	[2]	$0.28	$0.46	$(0.18)	$(0.03)
Year Ended 12/31/15	10.82	0.36	[2]	(0.05)	0.31	(0.36)	(0.25)
Year Ended 12/31/14	10.29	0.34		0.53	0.87	(0.34)	—
Year Ended 12/31/13	11.12	0.33		(0.83)	(0.50)	(0.33)	— [5]
Year Ended 12/31/12	10.68	0.34		0.44	0.78	(0.34)	—
Year Ended 12/31/11	9.95	0.36		0.73	1.09	(0.36)	—

See notes to Financial Highlights on pages 102-103.

96	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

Total Distributions	Net Asset Value, End of Period	Total Return[3]	Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[4]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income to Average Net Assets[4]	Gross Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$(0.20)	$10.77	4.21%	$85,922	0.80%	0.94%	3.21%	3.07%	21%
(0.60)	10.53	2.76%	90,301	0.80%	0.93%	3.22%	3.09%	39%
(0.33)	10.83	8.39%	102,716	0.80%	0.96%	3.05%	2.89%	14%
(0.31)	10.30	(4.67)%	152,992	0.80%	0.93%	2.92%	2.79%	26%
(0.32)	11.13	7.19%	275,881	0.80%	0.91%	2.91%	2.80%	15%
(0.34)	10.69	11.11%	258,848	0.80%	0.90%	3.33%	3.23%	17%

$(0.16)	$10.77	3.79%	$42,497	1.60%	1.71%	2.41%	2.30%	21%
(0.51)	10.53	2.04%	43,404	1.60%	1.70%	2.43%	2.33%	39%
(0.24)	10.82	7.44%	53,042	1.60%	1.72%	2.26%	2.14%	14%
(0.23)	10.30	(5.35)%	64,061	1.60%	1.69%	2.12%	2.03%	26%
(0.23)	11.12	6.24%	107,073	1.60%	1.69%	2.10%	2.01%	15%
(0.26)	10.69	10.22%	79,106	1.60%	1.67%	2.55%	2.48%	17%

$(0.21)	$10.77	4.36%	$53,190	0.69%	0.71%	3.32%	3.30%	21%
(0.61)	10.52	2.87%	52,012	0.69%	0.71%	3.33%	3.31%	39%
(0.34)	10.82	8.53%	75,047	0.69%	0.69%	3.18%	3.18%	14%
(0.33)	10.29	(4.57)%	62,916	0.69%	0.69%	3.03%	3.03%	26%
(0.34)	11.12	7.34%	110,209	0.67%	0.67%	3.03%	3.03%	15%
(0.36)	10.68	11.14%	75,837	0.68%	0.68%	3.42%	3.42%	17%

See notes to Financial Highlights on pages 102-103.

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	97

FINANCIAL INFORMATION

Financial Highlights (continued) Six-Months-Ended Numbers are unaudited
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain/(Loss)	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains
RS High Income Municipal Bond Fund
Class A
Six Months Ended 6/30/16[1]	$10.89	$0.21	[2]	$0.30	$0.51	$(0.21)	$—
Year Ended 12/31/15	10.84	0.43	[2]	0.05	0.48	(0.43)	—
Year Ended 12/31/14	10.00	0.45		0.84	1.29	(0.45)	—
Year Ended 12/31/13	11.19	0.45		(1.19)	(0.74)	(0.45)	—
Year Ended 12/31/12	10.55	0.44		0.64	1.08	(0.44)	—
Year Ended 12/31/11	9.95	0.52		0.60	1.12	(0.52)	—

Class C
Six Months Ended 6/30/16[1]	$10.89	$0.17	[2]	$0.30	$0.47	$(0.17)	$—
Year Ended 12/31/15	10.84	0.35	[2]	0.05	0.40	(0.35)	—
Year Ended 12/31/14	10.00	0.37		0.84	1.21	(0.37)	—
Year Ended 12/31/13	11.19	0.37		(1.19)	(0.82)	(0.37)	—
Year Ended 12/31/12	10.55	0.35		0.64	0.99	(0.35)	—
Year Ended 12/31/11	9.95	0.46		0.60	1.06	(0.46)	—

Class Y
Six Months Ended 6/30/16[1]	$10.89	$0.22	[2]	$0.30	$0.52	$(0.22)	$—
Year Ended 12/31/15	10.84	0.45	[2]	0.05	0.50	(0.45)	—
Year Ended 12/31/14	10.00	0.47		0.84	1.31	(0.47)	—
Year Ended 12/31/13	11.19	0.47		(1.19)	(0.72)	(0.47)	—
Year Ended 12/31/12	10.55	0.46		0.64	1.10	(0.46)	—
Year Ended 12/31/11	9.95	0.54		0.60	1.14	(0.54)	—

See notes to Financial Highlights on pages 102-103.

98	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

Total Distributions	Net Asset Value, End of Period	Total Return[3]	Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[4]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income to Average Net Assets[4]	Gross Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$(0.21)	$11.19	4.74%	$49,763	0.80%	0.94%	3.86%	3.72%	28%
(0.43)	10.89	4.51%	48,485	0.80%	0.95%	3.96%	3.81%	53%
(0.45)	10.84	13.09%	50,341	0.78%	1.02%	4.26%	4.02%	25%
(0.45)	10.00	(6.74)%	54,603	0.73%	0.95%	4.17%	3.95%	19%
(0.44)	11.19	10.32%	137,734	0.68%	0.92%	3.89%	3.65%	17%
(0.52)	10.55	11.68%	99,686	0.51%	0.96%	5.11%	4.66%	20%

$(0.17)	$11.19	4.34%	$37,668	1.57%	1.72%	3.10%	2.95%	28%
(0.35)	10.89	3.71%	36,190	1.57%	1.73%	3.19%	3.03%	53%
(0.37)	10.84	12.22%	35,996	1.55%	1.77%	3.50%	3.28%	25%
(0.37)	10.00	(7.47)%	36,049	1.52%	1.73%	3.40%	3.19%	19%
(0.35)	11.19	9.46%	68,925	1.48%	1.72%	3.08%	2.84%	17%
(0.46)	10.55	10.94%	34,428	1.21%	1.74%	4.41%	3.88%	20%

$(0.22)	$11.19	4.86%	$48,370	0.57%	0.71%	4.10%	3.96%	28%
(0.45)	10.89	4.75%	43,024	0.57%	0.73%	4.18%	4.02%	53%
(0.47)	10.84	13.37%	34,630	0.54%	0.73%	4.49%	4.30%	25%
(0.47)	10.00	(6.54)%	27,286	0.50%	0.71%	4.39%	4.18%	19%
(0.46)	11.19	10.59%	73,511	0.44%	0.68%	4.11%	3.88%	17%
(0.54)	10.55	11.89%	36,526	0.30%	0.67%	5.25%	4.88%	20%

See notes to Financial Highlights on pages 102-103.

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	99

FINANCIAL INFORMATION

Financial Highlights (continued) Six-Months-Ended Numbers are unaudited
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain/(Loss)	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains
RS Floating Rate Fund
Class A
Six Months Ended 6/30/16[1]	$9.08	$0.25	[2]	$0.30	$0.55	$(0.25)	$—
Year Ended 12/31/15	9.82	0.46	[2]	(0.74)	(0.28)	(0.46)	—
Year Ended 12/31/14	10.34	0.42		(0.52)	(0.10)	(0.42)	—
Year Ended 12/31/13	10.27	0.44		0.07	0.51	(0.44)	—
Year Ended 12/31/12	9.85	0.54		0.42	0.96	(0.54)	—
Year Ended 12/31/11	10.30	0.54		(0.44)	0.10	(0.54)	(0.01)

Class C
Six Months Ended 6/30/16[1]	$9.08	$0.21	[2]	$0.31	$0.52	$(0.21)	$—
Year Ended 12/31/15	9.83	0.38	[2]	(0.75)	(0.37)	(0.38)	—
Year Ended 12/31/14	10.34	0.34		(0.51)	(0.17)	(0.34)	—
Year Ended 12/31/13	10.27	0.36		0.07	0.43	(0.36)	—
Year Ended 12/31/12	9.86	0.46		0.41	0.87	(0.46)	—
Year Ended 12/31/11	10.31	0.48		(0.44)	0.04	(0.48)	(0.01)

Class K
Six Months Ended 6/30/16[1]	$9.08	$0.22	[2]	$0.30	$0.52	$(0.22)	$—
Year Ended 12/31/15	9.83	0.41	[2]	(0.75)	(0.34)	(0.41)	—
Year Ended 12/31/14	10.34	0.36		(0.51)	(0.15)	(0.36)	—
Year Ended 12/31/13	10.26	0.40		0.08	0.48	(0.40)	—
Year Ended 12/31/12	9.85	0.49		0.41	0.90	(0.49)	—
Year Ended 12/31/11	10.31	0.50		(0.45)	0.05	(0.50)	(0.01)

Class Y
Six Months Ended 6/30/16[1]	$9.08	$0.26	[2]	$0.31	$0.57	$(0.26)	$—
Year Ended 12/31/15	9.83	0.48	[2]	(0.75)	(0.27)	(0.48)	—
Year Ended 12/31/14	10.34	0.44		(0.51)	(0.07)	(0.44)	—
Year Ended 12/31/13	10.27	0.47		0.07	0.54	(0.47)	—
Year Ended 12/31/12	9.86	0.56		0.41	0.97	(0.56)	—
Year Ended 12/31/11	10.30	0.56		(0.43)	0.13	(0.56)	(0.01)

See notes to Financial Highlights on pages 102-103.

100	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

Total Distributions	Net Asset Value, End of Period	Total Return[3]	Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[4]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income to Average Net Assets[4]	Gross Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$(0.25)	$9.38	6.12%	$222,918	1.00%	1.11%	5.42%	5.31%	27%
(0.46)	9.08	(3.03)%	227,240	1.00%	1.06%	4.71%	4.65%	29%
(0.42)	9.82	(1.09)%	335,081	0.99%	1.08%	4.02%	3.93%	39%
(0.44)	10.34	5.10%	854,291	0.94%	1.06%	4.29%	4.17%	30%
(0.54)	10.27	9.96%	771,638	0.79%	1.05%	5.27%	5.01%	52%
(0.55)	9.85	1.02%	458,208	0.50%	1.07%	5.33%	4.76%	87%

$(0.21)	$9.39	5.80%	$367,733	1.80%	1.89%	4.63%	4.54%	27%
(0.38)	9.08	(3.91)%	399,361	1.80%	1.85%	3.92%	3.87%	29%
(0.34)	9.83	(1.76)%	585,818	1.79%	1.85%	3.28%	3.22%	39%
(0.36)	10.34	4.27%	800,072	1.73%	1.85%	3.48%	3.36%	30%
(0.46)	10.27	8.98%	599,026	1.58%	1.84%	4.50%	4.24%	52%
(0.49)	9.86	0.38%	407,389	1.20%	1.82%	4.72%	4.10%	87%

$(0.22)	$9.38	5.82%	$1,465	1.56%	1.57%	4.88%	4.87%	27%
(0.41)	9.08	(3.62)%	1,920	1.52%	1.52%	4.22%	4.22%	29%
(0.36)	9.83	(1.50)%	2,340	1.55%	1.58%	3.52%	3.49%	39%
(0.40)	10.34	4.72%	2,773	1.38%	1.50%	3.85%	3.73%	30%
(0.49)	10.26	9.31%	4,285	1.26%	1.52%	4.82%	4.56%	52%
(0.51)	9.85	0.52%	3,627	0.90%	1.57%	4.96%	4.29%	87%

$(0.26)	$9.39	6.34%	$389,901	0.78%	0.90%	5.63%	5.51%	27%
(0.48)	9.08	(2.91)%	471,827	0.78%	0.84%	4.91%	4.85%	29%
(0.44)	9.83	(0.75)%	927,644	0.77%	0.82%	4.31%	4.26%	39%
(0.47)	10.34	5.34%	1,186,456	0.72%	0.83%	4.47%	4.36%	30%
(0.56)	10.27	10.08%	568,316	0.60%	0.86%	5.46%	5.20%	52%
(0.57)	9.86	1.30%	283,393	0.31%	0.82%	5.54%	5.03%	87%
See notes to Financial Highlights on pages 102-103.

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	101

FINANCIAL INFORMATION

Financial Highlights (continued) Six-Months-Ended Numbers are unaudited
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain/(Loss)	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains
RS Strategic Income Fund
Class A
Six Months Ended 6/30/16[1]	$9.68	$0.13	[2]	$0.24	$0.37	$(0.14)	$—
Year Ended 12/31/15	10.10	0.31	[2]	(0.40)	(0.09)	(0.32)	(0.01)
Year Ended 12/31/14	10.33	0.31		(0.10)	0.21	(0.33)	(0.11)
Year Ended 12/31/13	10.64	0.35		(0.28)	0.07	(0.38)	— [5]
Year Ended 12/31/12	10.29	0.40		0.48	0.88	(0.40)	(0.13)
Year Ended 12/31/11	10.30	0.49		0.08	0.57	(0.52)	(0.06)

Class C
Six Months Ended 6/30/16[1]	$9.72	$0.09	[2]	$0.24	$0.33	$(0.10)	$—
Year Ended 12/31/15	10.15	0.23	[2]	(0.40)	(0.17)	(0.25)	(0.01)
Year Ended 12/31/14	10.38	0.24		(0.11)	0.13	(0.25)	(0.11)
Year Ended 12/31/13	10.66	0.27		(0.28)	(0.01)	(0.27)	— [5]
Year Ended 12/31/12	10.31	0.30		0.49	0.79	(0.31)	(0.13)
Year Ended 12/31/11	10.30	0.41		0.09	0.50	(0.43)	(0.06)

Class K
Six Months Ended 6/30/16[1]	$9.73	$0.11	[2]	$0.24	$0.35	$(0.12)	$—
Year Ended 12/31/15	10.16	0.27	[2]	(0.40)	(0.13)	(0.29)	(0.01)
Year Ended 12/31/14	10.38	0.28		(0.10)	0.18	(0.29)	(0.11)
Year Ended 12/31/13	10.67	0.30		(0.28)	0.02	(0.31)	— [5]
Year Ended 12/31/12	10.32	0.34		0.49	0.83	(0.35)	(0.13)
Year Ended 12/31/11	10.30	0.45		0.08	0.53	(0.45)	(0.06)

Class Y
Six Months Ended 6/30/16[1]	$9.63	$0.14	[2]	$0.23	$0.37	$(0.15)	$—
Year Ended 12/31/15	10.05	0.32	[2]	(0.39)	(0.07)	(0.34)	(0.01)
Year Ended 12/31/14	10.27	0.36		(0.12)	0.24	(0.35)	(0.11)
Year Ended 12/31/13	10.62	0.38		(0.29)	0.09	(0.44)	— [5]
Year Ended 12/31/12	10.27	0.42		0.48	0.90	(0.42)	(0.13)
Year Ended 12/31/11	10.30	0.51		0.07	0.58	(0.55)	(0.06)

Distributions reflect actual per-share amounts distributed for the period.

[1]	Ratios for periods of less than one year have been annualized, except for total return and portfolio turnover rate.

[2]	Calculated based on the average shares outstanding during the period.

[3]	Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.

102	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

Total Distributions	Net Asset Value, End of Period	Total Return[3]	Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[4]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income to Average Net Assets[4]	Gross Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$(0.14)	$9.91	3.81%	$37,876	0.95%	1.18%	2.62%	2.39%	46%
(0.33)	9.68	(0.93)%	37,845	0.95%	1.16%	3.05%	2.84%	41%
(0.44)	10.10	2.03%	48,790	0.92%	1.14%	3.08%	2.86%	87%
(0.38)	10.33	0.71%	53,615	0.81%	1.18%	3.40%	3.03%	133%
(0.53)	10.64	8.67%	84,372	0.72%	1.16%	3.74%	3.30%	157%
(0.58)	10.29	5.66%	66,131	0.50%	1.18%	4.73%	4.05%	79%

$(0.10)	$9.95	3.40%	$12,185	1.74%	1.98%	1.84%	1.60%	46%
(0.26)	9.72	(1.79)%	12,940	1.74%	1.97%	2.25%	2.02%	41%
(0.36)	10.15	1.23%	12,974	1.70%	1.96%	2.29%	2.03%	87%
(0.27)	10.38	(0.03)%	12,691	1.64%	1.99%	2.58%	2.23%	133%
(0.44)	10.66	7.78%	13,106	1.54%	1.97%	2.91%	2.48%	157%
(0.49)	10.31	4.94%	9,193	1.20%	2.01%	4.02%	3.21%	79%

$(0.12)	$9.96	3.60%	$3,060	1.34%	1.61%	2.24%	1.97%	46%
(0.30)	9.73	(1.39)%	3,338	1.34%	1.58%	2.64%	2.40%	41%
(0.40)	10.16	1.72%	3,661	1.31%	1.57%	2.69%	2.43%	87%
(0.31)	10.38	0.27%	3,806	1.25%	1.59%	2.97%	2.63%	133%
(0.48)	10.67	8.17%	3,085	1.16%	1.60%	3.32%	2.88%	157%
(0.51)	10.32	5.31%	2,595	0.83%	1.65%	4.41%	3.59%	79%

$(0.15)	$9.85	3.82%	$12,777	0.74%	0.98%	2.84%	2.60%	46%
(0.35)	9.63	(0.74)%	13,217	0.74%	0.98%	3.24%	3.00%	41%
(0.46)	10.05	2.34%	18,035	0.71%	0.87%	3.28%	3.12%	87%
(0.44)	10.27	0.88%	8,411	0.57%	0.91%	3.62%	3.28%	133%
(0.55)	10.62	8.93%	9,143	0.50%	0.90%	3.91%	3.51%	157%
(0.61)	10.27	5.82%	4,776	0.29%	0.93%	4.99%	4.35%	79%

[4]

Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations and exclude the effect of custody credits, if applicable.

[5]	Rounds to $0.00 per share.

[6]	Rounds to 0.00%.

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	103

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Notes to Financial Statements

June 30, 2016 (unaudited)

RS Investment Trust (the “Trust”), a Massachusetts business trust organized on May 11, 1987, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. These financial statements relate to seven series offered by the Trust: RS Investment Quality Bond Fund, RS Low Duration Bond Fund, RS High Yield Fund, RS Tax-Exempt Fund, RS High Income Municipal Bond Fund, RS Floating Rate Fund and RS Strategic Income Fund (each a “Fund,” collectively the “Funds”). All of the Funds are diversified funds. The financial statements for the other remaining series of the Trust are presented in separate reports.

RS Investment Quality Bond Fund, RS Low Duration Bond Fund, RS High Yield Fund, RS Floating Rate Fund and RS Strategic Income Fund offer Class A, C, K and Y shares. RS Tax-Exempt Fund and RS High Income Municipal Bond Fund offer Class A, C and Y shares. The various classes differ principally in their respective sales charges, transfer agent expenses, and other expenses. In general, all classes of shares have identical rights to earnings, assets and voting privileges, except for certain differences, including class-specific expenses and voting rights with respect to matters affecting fewer than all classes or in which the interests of one class differ from the interests of any other class.

The Trust has an unlimited number of authorized shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”) less any applicable sales charge.

Note 1 Significant Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Funds are responsible for the valuation of portfolio securities. The valuations of debt securities for which quoted bid prices are readily available are valued at the bid price by independent pricing services (each, a “Service”). Debt securities for which quoted bid prices are not readily available are valued by a Service at the evaluated bid price provided by the Service or the bid price provided by an independent broker-dealer.

104	www.rsinvestments.com

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Other marketable securities are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”) are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates market value (see Note 5e). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods.

Securities for which market quotations are not readily available or for which market quotations may be considered unreliable or for which a Service or independent broker-dealer does not provide a valuation are valued at their fair values as determined in accordance with guidelines and procedures adopted by the Trust’s Board of Trustees.

Securities whose values have been materially affected by events occurring before the Funds’ valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with guidelines and procedures adopted by the Board of Trustees.

In accordance with FASB Accounting Standards Codification Topic 820 (“ASC Topic 820”), fair value is defined as the price that the Funds would receive upon selling an investment in an “arm’s length” transaction to a willing buyer in the principal or most advantageous market for the investment. ASC Topic 820 established a hierarchy for classification of fair value measurements for disclosure purposes. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•

Level 2 — inputs other than unadjusted quoted prices that are observable either directly or indirectly (including adjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A security’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2016, the Funds had no securities classified as Level 3.

The Funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the reporting period. For the six months ended June 30, 2016, there were no transfers between Level 1, Level 2 and Level 3.

In determining a security’s placement within the hierarchy, the Trust separates the Funds’ investment portfolios into two categories: investments and derivatives (e.g., futures).

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, loans, state, municipal and provincial obligations, certain foreign equity securities and commercial paper and other short-term securities valued at amortized cost in accordance with Rule 2a-7 under the 1940 Act.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

106	www.rsinvestments.com

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

b. Taxes The Funds intend to continue complying with the requirements of the Internal Revenue Code to qualify as regulated investment companies and to distribute substantially all net investment income and realized net capital gains, if any, to shareholders. Therefore, the Funds do not expect to be subject to income tax, and no provision for such tax has been made.

From time to time, however, a Fund may choose to pay an excise tax if the cost of making the required distribution exceeds the amount of the excise tax.

As of June 30, 2016, the Trust has reviewed the tax positions for open periods, as applicable to the Funds, and has determined that no provision for income tax is required in the Funds’ financial statements. The Trust is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statement of Operations. For the six months ended June 30, 2016, the Funds did not incur any such interest or penalties. The Funds are not subject to examination by U.S. federal tax authorities for tax years before 2012 and by state authorities for tax years before 2011.

c. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

d. Foreign Currency Translation The accounting records of the Funds are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Funds denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

e. Forward Foreign Currency Contracts The Funds may enter into forward foreign currency contracts. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward exchange rate. Risks may arise from the potential inability of a Fund’s counterparty to meet the terms of a contract and from unanticipated movements in the value of a currency relative to another currency. Fluctuations in the values of forward foreign currency contracts are recorded for book purposes as unrealized gains or losses from translation of other assets and liabilities denominated in foreign currencies by the Funds. When a forward contract is closed, a Fund will record a realized gain or loss equal to the increase or decrease in the value of such forward contract between the time it was opened and the time it was closed. Such amounts are recorded as net realized gains or losses on foreign currency related transactions.

f. Futures Contracts The Funds may enter into financial futures contracts. In entering into such contracts, the Funds are required to deposit with the counterparty, either in

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

cash or securities, an amount equal to a certain percentage of the face value of the contract. Subsequent payments are received or made by the Funds, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Funds. Daily changes in variation margin are recognized as unrealized gains or losses by the Funds. The Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

g. Credit Derivatives The Funds may enter into credit derivatives, including credit default swaps on individual obligations or credit indices. The Funds may use these investments (i) as alternatives to direct long or short investment in a particular security or securities, (ii) to adjust a Fund’s asset allocation or risk exposure, or (iii) for hedging purposes. The use by a Fund of credit default swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject a Fund to greater volatility than investments in more traditional securities, as described in the Statement of Additional Information.

Credit default swap agreements on credit indices involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of a specific sector of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap.

The Funds may enter into credit default swap agreements either as a buyer or seller. The Funds may buy protection under a credit default swap to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Funds may sell protection under a credit default swap in an attempt to gain exposure to an underlying issuer’s credit quality characteristics without investing directly in that issuer.

For swaps entered with an individual counterparty, the Funds bear the risk of loss of the uncollateralized amount expected to be received under a credit default swap agreement in the event of the default or bankruptcy of the counterparty. Credit default swap agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. The Funds may also enter into cleared swaps.

In entering into swap contracts, the Funds are required to deposit with the broker (or for the benefit of the broker), either in cash or securities, an amount equal to a percentage of the notional value of the contract. Subsequent payments are received or made by the Funds each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Funds. Daily changes in variation margin are recognized as unrealized gains or losses by the Funds. Payments received or paid to initiate a credit default swap contract represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors).

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These upfront payments are amortized over the term of the contract as a realized gain or loss on the Statement of Operations. The Funds may not achieve the anticipated benefits of the swap contracts and may realize a loss.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, periodic interest payments, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Funds for the same referenced entity or entities.

For the six months ended June 30, 2016, the following Funds entered into credit default swaps primarily for the strategies listed below:

Fund	Strategy
RS Low Duration Bond Fund	Asset allocation and risk exposure management
RS Strategic Income Fund	Asset allocation and risk exposure management

h. Options Transactions The Funds can write (sell) put and call options on securities and indexes to earn premiums, for hedging purposes, for risk management purposes or otherwise as part of their investment strategies. In writing options, the Funds are required to deposit with the broker or counterparty, either in cash or securities, an amount equal to a percentage of the face value of the options. When an option is written, the premium received is recorded as an asset with an equal liability that is subsequently marked to market to reflect the market value of the written option. These liabilities, if any, are reflected as written options, at value, in the Funds’ Statements of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchased transactions, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In writing an option, the Funds bear the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of a written option could result in the Funds purchasing or selling a security at a price different from its current market value.

i. Investment Income Dividend income is generally recorded on the ex-dividend date. Interest income, which includes amortization/accretion of premium/discount, is accrued and recorded daily.

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In calculating net asset value per share for each class, investment income, realized and unrealized gains and losses, and expenses other than class-specific expenses are allocated daily to each class of shares based upon the proportion of net assets attributable to each class at the beginning of the day.

j. Expenses Many expenses of the Trust can be directly attributed to a specific Fund. Expenses that cannot be directly attributed to a specific Fund are generally apportioned among all the series in the Trust, based on relative net assets.

k. Distributions to Shareholders Distributions of net investment income are declared and accrued daily and each Fund intends to distribute substantially all net investment income, as determined on a federal tax basis if any, monthly. Distributions of net realized capital gains, if any, are declared and paid at least once a year. Distributions to shareholders are recorded on the ex-dividend date.

l. Capital Accounts Due to the timing of dividend distributions and the differences in accounting for income and realized gains/(losses) for financial statement purposes versus federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains/(losses) were recorded by the Funds.

Note 2 Transactions with Affiliates

a. Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which is reviewed and approved annually by the Board of Trustees, each Fund pays an investment advisory fee to RS Investment Management Co. LLC (“RS Investments”). Guardian Investor Services LLC (“GIS”), a subsidiary of The Guardian Life Insurance Company of America, holds a majority interest in RS Investments. RS Investments receives an investment advisory fee based on the average daily net assets of the Funds, at the following annual rates:

Fund	Investment Advisory Fee Percentage
RS Investment Quality Bond Fund	0.50%
RS Low Duration Bond Fund*	0.45%
RS High Yield Fund	0.60%
RS Tax-Exempt Fund	0.50%
RS High Income Municipal Bond Fund	0.50%
RS Floating Rate Fund	0.65%
RS Strategic Income Fund	0.60%
*	A voluntary investment advisory fee percentage of 0.42% was in effect from January 1, 2016 through June 30, 2016.

RS Investments has entered into a Sub-Advisory Agreement with Park Avenue Institutional Advisers LLC (“Park Avenue”), a wholly-owned subsidiary of GIS. Park Avenue is responsible for providing day-to-day investment advisory services to the Funds, subject to the oversight of the Board of Trustees of the Trust and RS Investments. Sub-investment advisory fees paid by RS Investments to Park Avenue do not represent a separate or additional expense to the Funds.

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Expense limitations have been imposed pursuant to a written agreement between RS Investments and the Trust in effect through April 30, 2017, to limit the following Funds’ total annual fund operating expenses (excluding expenses indirectly incurred by the Funds through investments in pooled investment vehicles, interest, taxes, investment-related expenses (e.g., brokerage commissions), and extraordinary expenses) to the following rates:

Fund	Expense Limitation
	Class A	Class C	Class K	Class Y
RS Investment Quality Bond Fund	0.90%	1.77%	1.30%	0.66%
RS High Yield Fund	1.00%	1.70%	1.35%	0.76%
RS Tax-Exempt Fund	0.80%	1.60%	N/A	0.69%
RS High Income Municipal Bond Fund	0.80%	1.57%	N/A	0.57%
RS Floating Rate Fund	1.00%	1.80%	1.56%	0.78%
RS Strategic Income Fund	0.95%	1.74%	1.34%	0.74%

RS Investments does not intend to recoup any reimbursed expenses or waived advisory fees from a prior year under expense limitations then in effect for a Fund.

b. Compensation of Trustees and Officers Trustees and officers of the Trust who are interested persons, as defined in the 1940 Act, of RS Investments receive no compensation from the Funds for acting as such. Trustees of the Trust who are not interested persons of RS Investments receive compensation and reimbursement of expenses from the Trust.

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c. Distribution Fees RS Funds Distributor LLC (“RSFD”), a wholly owned subsidiary of RS Investments, serves as the principal underwriter for shares of the Funds. The Funds have entered into an agreement with RSFD for distribution services with respect to their shares and have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, whose continuance is reviewed annually by the Trust’s Board of Trustees. Under the plan, RSFD is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of each Fund. For the six months ended June 30, 2016, RSFD received distribution fees as follows:

Fund		Annual Rate	Distribution Fees
RS Investment Quality Bond Fund	Class A	0.25%	$61,868
	Class C	1.00%	51,299
	Class K	0.65%	17,351
	Class Y	0.00%	—
RS Low Duration Bond Fund	Class A	0.25%	$375,196
	Class C	1.00%	734,510
	Class K	0.65%	11,241
	Class Y	0.00%	—
RS High Yield Fund	Class A	0.25%	$31,577
	Class C	1.00%	109,127
	Class K	0.65%	58,044
	Class Y	0.00%	—
RS Tax-Exempt Fund	Class A	0.25%	$111,263
	Class C	1.00%	212,575
	Class Y	0.00%	—
RS High Income Municipal Bond Fund	Class A	0.25%	$65,302
	Class C	1.00%	184,691
	Class Y	0.00%	—
RS Floating Rate Fund	Class A	0.25%	$271,373
	Class C	1.00%	1,875,511
	Class K	0.65%	5,539
	Class Y	0.00%	—
RS Strategic Income Fund	Class A	0.25%	$46,823
	Class C	1.00%	63,114
	Class K	0.65%	10,222
	Class Y	0.00%	—

RS Investments may perform certain services and incur certain expenses with respect to the promotion of the Funds’ shares and the servicing of shareholder accounts, which expenses are allocable to RSFD. RS Investments compensates RSFD for its services in connection with the promotion of Fund shares and reimburses RSFD for its expenses, including payments made by RSFD to third parties in respect of the promotion of Fund shares in excess of amounts received by RSFD under the distribution plan. In addition to payments under the distribution plan, the Funds reimburse RSFD for payments RSFD makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement is calculated in a manner reviewed by the Board of Trustees periodically. Such amounts are included in the Statement of Operations as “Transfer agent fees.”

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Park Avenue Securities LLC (“PAS”), a wholly owned subsidiary of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) and an affiliate of GIS and Park Avenue, distributes the Funds’ shares as a retail broker-dealer. For the six months ended June 30, 2016, PAS informed the Trust it received $710,809 directly or indirectly from RSFD as continuing compensation for its services relating to its distribution of shares of all series in the Trust.

For the six months ended June 30, 2016, aggregate front-end sales charges for the sale of Class A shares paid to RSFD were as follows:

Fund	Sales Charges
RS Investment Quality Bond Fund	$1,822
RS Low Duration Bond Fund	6,009
RS High Yield Fund	1,542
RS Tax-Exempt Fund	5,095
RS High Income Municipal Bond Fund	6,029
RS Floating Rate Fund	7,773
RS Strategic Income Fund	469

RSFD is entitled to retain any contingent deferred sales load (“CDSL”) imposed on certain share redemptions. For the six months ended June 30, 2016, RSFD received CDSL charges as follows:

Fund	CDSL
RS Investment Quality Bond Fund	$381
RS Low Duration Bond Fund	11,228
RS High Yield Fund	206
RS Tax-Exempt Fund	296
RS High Income Municipal Bond Fund	4,000
RS Floating Rate Fund	28,183
RS Strategic Income Fund	399

See Note 4b for information on ownership concentration by affiliates of the Funds.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Note 3 Federal Income Taxes

a. Distributions to Shareholders The tax character of distributions paid to shareholders during the year ended December 31, 2015, which is the most recently completed tax year, was as follows:

Fund	Tax-Exempt	Ordinary Income	Long-Term Capital Gains
RS Investment Quality Bond Fund	$—	$3,340,637	$985,846
RS Low Duration Bond Fund	—	11,339,753	—
RS High Yield Fund	—	5,193,219	—
RS Tax-Exempt Fund	5,999,711	3,033	4,101,093
RS High Income Municipal Bond Fund	4,680,578	9,237	—
RS Floating Rate Fund	—	71,099,999	—
RS Strategic Income Fund	—	2,347,648	—

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences, and differing characterizations of distributions made by the Funds.

Permanent book and tax basis differences will result in reclassifications to paid-in capital, undistributed net investment income and accumulated undistributed net realized gain/(loss) on investments and foreign currency transactions. Undistributed net investment income and accumulated undistributed net realized gain/(loss) on investments and foreign currency transactions may include temporary book and tax differences, which will reverse in a subsequent period.

As of December 31, 2015, the Funds made the following reclassifications of permanent book and tax basis differences:

Fund	Paid-in Capital	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)
RS Investment Quality Bond Fund	$—	$(23,618)	$23,618
RS Low Duration Bond Fund	—	(456,481)	456,481
RS High Yield Fund	(25,958)	25,958	—
RS Strategic Income Fund	—	110,438	(110,438)

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See the chart below for the tax basis of distributable earnings as of December 31, 2015.

Fund	Tax-Exempt	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
RS Investment Quality Bond Fund	$—	$60,218	$48,688
RS Low Duration Bond Fund	—	179,843	—
RS Tax-Exempt Fund	18,181	—	490,265
RS High Income Municipal Bond Fund	160,104	—	—

During any particular year, net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Funds if not distributed and, therefore, are normally distributed to shareholders annually.

During the year ended December 31, 2015, the Funds utilized capital loss carryovers as follows:

Fund	Amount
RS Tax-Exempt Fund	$2,766,331
RS High Income Municipal Bond Fund	1,646,429

See the chart below for capital loss carryovers available to the Funds at December 31, 2015.

Fund	No Expiration
RS Low Duration Bond Fund	$19,454,558
RS High Yield Fund	6,545,048
RS High Income Municipal Bond Fund	5,951,150
RS Floating Rate Fund	75,960,360
RS Strategic Income Fund	1,049,111

In determining their taxable income, current tax law permits the Funds to elect to treat all or a portion of any net capital or currency loss realized after October 31 as occurring on the first day of the following fiscal year. For the year ended December 31, 2015, the Funds elected to defer net capital and currency losses as follows:

Fund	Deferred Net Capital Losses
RS Low Duration Bond Fund	$2,206,914
RS High Yield Fund	478,468
RS Floating Rate Fund	21,779,303
RS Strategic Income Fund	771,264

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b. Tax Basis of Investments The cost of investments for federal income tax purposes at June 30, 2016, for each Fund is listed in the chart below. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is also disclosed in the chart below:

Fund	Cost of Investments	Net Unrealized Appreciation/ (Depreciation) on Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation
RS Investment Quality Bond Fund	$66,819,926	$2,428,772	$3,060,524	$(631,752)
RS Low Duration Bond Fund	778,411,540	(4,146,157)	4,006,473	(8,152,630)
RS High Yield Fund	73,739,572	(3,433,677)	1,207,647	(4,641,324)
RS Tax-Exempt Fund	161,502,057	15,965,726	16,011,760	(46,034)
RS High Income Municipal Bond Fund	121,154,719	13,101,570	13,183,918	(82,348)
RS Floating Rate Fund	1,006,776,669	(42,212,042)	2,586,787	(44,798,829)
RS Strategic Income Fund	64,117,658	525,952	1,326,120	(800,168)

Note 4 Capital Shares

a. Transactions The Funds have authorized an unlimited number of shares of beneficial interest with no par value. Transactions, including conversions and exchanges, in capital shares for the Funds were as follows:

Transactions in Capital Shares

RS Investment Quality Bond Fund

	For the Six Months Ended 6/30/16		For the Year Ended 12/31/15
	Shares	Amount	Shares	Amount
Class A
Shares sold	330,762	$3,200,947	886,786	$8,938,100
Shares reinvested	62,362	609,126	292,218	2,899,276
Shares redeemed	(926,919)	(8,999,434)	(3,014,130)	(30,335,892)

Net decrease	(533,795)	$(5,189,361)	(1,835,126)	$(18,498,516)

Class C
Shares sold	82,578	$801,518	300,848	$3,025,607
Shares reinvested	7,722	75,383	48,368	478,012
Shares redeemed	(152,004)	(1,473,515)	(763,816)	(7,616,754)

Net decrease	(61,704)	$(596,614)	(414,600)	$(4,113,135)

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RS Investment Quality Bond Fund — continued

	For the Six Months Ended 6/30/16		For the Year Ended 12/31/15
	Shares	Amount	Shares	Amount
Class K
Shares sold	40,438	$394,644	110,151	$1,107,871
Shares reinvested	5,942	58,123	33,103	328,448
Shares redeemed	(102,370)	(1,000,037)	(330,500)	(3,279,469)

Net decrease	(55,990)	$(547,270)	(187,246)	$(1,843,150)

Class Y
Shares sold	94,835	$931,851	442,814	$4,447,517
Shares reinvested	6,306	61,548	29,593	294,035
Shares redeemed	(103,441)	(1,007,347)	(3,187,755)	(32,484,532)

Net decrease	(2,300)	$(13,948)	(2,715,348)	$(27,742,980)

RS Low Duration Bond Fund

	For the Six Months Ended 6/30/16		For the Year Ended 12/31/15
	Shares	Amount	Shares	Amount
Class A
Shares sold	7,165,602	$71,458,390	14,413,062	$144,655,847
Shares reinvested	154,702	1,546,825	391,262	3,932,750
Shares redeemed	(12,112,220)	(120,945,636)	(20,462,183)	(205,370,573)

Net decrease	(4,791,916)	$(47,940,421)	(5,657,859)	$(56,781,976)

Class C
Shares sold	802,726	$8,001,385	2,580,472	$25,875,734
Shares reinvested	22,192	221,633	86,194	866,989
Shares redeemed	(2,413,631)	(24,099,358)	(6,311,072)	(63,406,731)

Net decrease	(1,588,713)	$(15,876,340)	(3,644,406)	$(36,664,008)

Class K
Shares sold	29,942	$298,845	74,802	$751,259
Shares reinvested	1,209	12,081	4,122	41,446
Shares redeemed	(112,272)	(1,120,463)	(182,777)	(1,835,102)

Net decrease	(81,121)	$(809,537)	(103,853)	$(1,042,397)

Class Y
Shares sold	11,596,322	$115,724,551	19,337,275	$194,260,903
Shares reinvested	199,632	1,996,950	424,913	4,271,367
Shares redeemed	(13,232,555)	(132,277,407)	(23,474,940)	(235,848,592)

Net decrease	(1,436,601)	$(14,555,906)	(3,712,752)	$(37,316,322)

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Transactions in Capital Shares (continued)

RS High Yield Fund

	For the Six Months Ended 6/30/16		For the Year Ended 12/31/15
	Shares	Amount	Shares	Amount
Class A
Shares sold	345,359	$1,999,990	1,459,731	$9,303,139
Shares reinvested	94,256	553,497	206,168	1,313,170
Shares redeemed	(854,629)	(5,043,446)	(2,382,836)	(15,224,370)

Net decrease	(415,014)	$(2,489,959)	(716,937)	$(4,608,061)

Class C
Shares sold	130,625	$746,640	337,018	$2,104,105
Shares reinvested	35,966	211,822	79,573	509,246
Shares redeemed	(308,940)	(1,821,171)	(890,588)	(5,676,514)

Net decrease	(142,349)	$(862,709)	(473,997)	$(3,063,163)

Class K
Shares sold	37,211	$217,462	113,880	$738,865
Shares reinvested	16,518	97,406	38,340	245,567
Shares redeemed	(106,221)	(628,131)	(303,919)	(1,918,364)

Net decrease	(52,492)	$(313,263)	(151,699)	$(933,932)

Class Y
Shares sold	259,687	$1,495,113	699,134	$4,481,945
Shares reinvested	21,148	123,848	66,336	424,604
Shares redeemed	(238,645)	(1,373,942)	(1,858,298)	(11,851,774)

Net increase/(decrease)	42,190	$245,019	(1,092,828)	$(6,945,225)

RS Tax-Exempt Fund

	For the Six Months Ended 6/30/16		For the Year Ended 12/31/15
	Shares	Amount	Shares	Amount
Class A
Shares sold	759,510	$8,107,371	1,676,372	$17,825,644
Shares reinvested	142,447	1,518,925	419,876	4,473,741
Shares redeemed	(1,503,992)	(16,049,692)	(3,007,486)	(32,321,126)

Net decrease	(602,035)	$(6,423,396)	(911,238)	$(10,021,741)

Class C
Shares sold	164,605	$1,750,056	191,827	$2,061,375
Shares reinvested	45,659	486,887	156,063	1,660,105
Shares redeemed	(388,636)	(4,132,718)	(1,124,962)	(12,105,881)

Net decrease	(178,372)	$(1,895,775)	(777,072)	$(8,384,401)

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RS Tax-Exempt Fund — continued

	For the Six Months Ended 6/30/16		For the Year Ended 12/31/15
	Shares	Amount	Shares	Amount
Class Y
Shares sold	548,430	$5,838,649	851,255	$9,145,900
Shares reinvested	68,447	729,634	210,805	2,245,730
Shares redeemed	(620,394)	(6,600,217)	(3,055,109)	(32,962,169)

Net decrease	(3,517)	$(31,934)	(1,993,049)	$(21,570,539)

RS High Income Municipal Bond Fund

	For the Six Months Ended 6/30/16		For the Year Ended 12/31/15
	Shares	Amount	Shares	Amount
Class A
Shares sold	737,776	$8,071,869	1,615,893	$17,569,569
Shares reinvested	72,469	797,750	138,795	1,507,095
Shares redeemed	(815,815)	(8,998,772)	(1,943,898)	(21,084,130)

Net decrease	(5,570)	$(129,153)	(189,210)	$(2,007,466)

Class C
Shares sold	293,925	$3,223,960	448,638	$4,861,835
Shares reinvested	43,574	479,686	86,848	942,697
Shares redeemed	(295,043)	(3,242,133)	(530,972)	(5,761,884)

Net increase	42,456	$461,513	4,514	$42,648

Class Y
Shares sold	1,034,321	$11,350,900	2,380,622	$25,842,593
Shares reinvested	77,292	851,100	123,329	1,338,153
Shares redeemed	(740,349)	(8,146,973)	(1,745,459)	(18,923,259)

Net increase	371,264	$4,055,027	758,492	$8,257,487

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Transactions in Capital Shares (continued)

RS Floating Rate Fund

	For the Six Months Ended 6/30/16		For the Year Ended 12/31/15
	Shares	Amount	Shares	Amount
Class A
Shares sold	3,677,048	$33,887,639	6,624,167	$64,158,822
Shares reinvested	520,522	4,771,457	1,176,802	11,399,935
Shares redeemed	(5,472,693)	(49,812,437)	(16,869,396)	(162,610,052)

Net decrease	(1,275,123)	$(11,153,341)	(9,068,427)	$(87,051,295)

Class C
Shares sold	1,046,064	$9,617,181	3,765,616	$36,811,813
Shares reinvested	737,540	6,759,279	1,611,370	15,603,256
Shares redeemed	(6,585,150)	(60,070,581)	(20,991,865)	(202,611,653)

Net decrease	(4,801,546)	$(43,694,121)	(15,614,879)	$(150,196,584)

Class K
Shares sold	13,510	$121,828	51,333	$502,585
Shares reinvested	3,716	33,952	9,052	87,616
Shares redeemed	(72,551)	(661,095)	(87,045)	(842,361)

Net decrease	(55,325)	$(505,315)	(26,660)	$(252,160)

Class Y
Shares sold	11,075,028	$101,497,934	26,570,861	$259,846,001
Shares reinvested	1,035,781	9,501,812	2,956,671	28,680,637
Shares redeemed	(22,532,127)	(205,879,858)	(71,939,897)	(693,387,150)

Net decrease	(10,421,318)	$(94,880,112)	(42,412,365)	$(404,860,512)

RS Strategic Income Fund

	For the Six Months Ended 6/30/16		For the Year Ended 12/31/15
	Shares	Amount	Shares	Amount
Class A
Shares sold	32,408	$313,127	129,296	$1,302,580
Shares reinvested	14,277	139,555	42,614	426,474
Shares redeemed	(133,945)	(1,303,477)	(1,091,373)	(11,007,663)

Net decrease	(87,260)	$(850,795)	(919,463)	$(9,278,609)

Class C
Shares sold	100,884	$983,673	285,952	$2,866,534
Shares reinvested	10,515	103,251	27,058	271,673
Shares redeemed	(217,949)	(2,135,827)	(260,561)	(2,614,538)

Net increase/(decrease)	(106,550)	$(1,048,903)	52,449	$523,669

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

RS Strategic Income Fund — continued

	For the Six Months Ended 6/30/16		For the Year Ended 12/31/15
	Shares	Amount	Shares	Amount
Class K
Shares sold	1,967	$19,371	15,273	$155,415
Shares reinvested	1,006	9,867	3,419	34,368
Shares redeemed	(38,777)	(377,626)	(36,171)	(361,746)

Net decrease	(35,804)	$(348,388)	(17,479)	$(171,963)

Class Y
Shares sold	133,465	$1,301,968	592,135	$5,895,792
Shares reinvested	16,234	157,881	41,299	410,416
Shares redeemed	(226,192)	(2,191,962)	(1,055,276)	(10,529,808)

Net decrease	(76,493)	$(732,113)	(421,842)	$(4,223,600)

b. Shareholder Concentration As of June 30, 2016, the number of shareholders and/or omnibus shareholder accounts (which are comprised of a group of individual shareholders) who owned of record 5% or more of the net assets of a Fund is summarized in the following table:

Fund	Number of Shareholders		Percentage of Net Assets
RS Investment Quality Bond Fund	2	*	28.09%
RS Low Duration Bond Fund	8		82.75%
RS High Yield Fund	2	**	53.10%
RS Tax-Exempt Fund	6		72.71%
RS High Income Municipal Bond Fund	4		65.01%
RS Floating Rate Fund	5		73.93%
RS Strategic Income Fund	3	**	70.97%
*	One of the shareholders is Guardian Insurance and Annuity Co. Inc., who owned 11.32% of net assets.
**	One of the shareholders is Guardian Life, who owned 47.52% and 52.68% of net assets of RS High Yield Fund and RS Strategic Income Fund, respectively.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Note 5 Investments

a. Investment Purchases and Sales The cost of investments and U.S. government agency obligations purchased and the proceeds from U.S. government agency obligations and other investments sold (excluding short-term investments) for the six months ended June 30, 2016, were as follows:

	Cost of Investments Purchased		Proceeds from Investments Sold
Fund	Other Investments	U.S. Government and Agency Obligations	Other Investments	U.S. Government and Agency Obligations
RS Investment Quality Bond Fund	$4,037,565	$61,822,024	$16,187,402	$54,965,914
RS Low Duration Bond Fund	106,796,265	74,925,080	92,343,718	57,786,287
RS High Yield Fund	52,664,166	—	54,636,757	—
RS Tax-Exempt Fund	36,798,564	—	37,435,162	—
RS High Income Municipal Bond Fund	46,565,783	—	37,153,011	—
RS Floating Rate Fund	269,294,506	—	384,871,881	—
RS Strategic Income Fund	13,897,592	17,189,844	12,277,305	14,030,781

b. Derivative Instruments The following is a summary of the fair valuation of Funds’ derivative instruments at June 30, 2016.

Fund	Derivative Instrument Type	Statement of Assets and Liabilities Location	Value
RS Investment Quality Bond Fund	Financial Futures Contracts	Net unrealized appreciation on futures contracts*	$88,675
RS Low Duration Bond Fund	Financial Futures Contracts	Net unrealized appreciation on futures contracts*	1,610,808
	Financial Futures Contracts	Net unrealized depreciation on futures contracts*	(94,750)
	Swap Contracts	Net unrealized depreciation on swap contracts*	(444,195)
RS Strategic Income Fund	Financial Futures Contracts	Net unrealized appreciation on futures contracts*	3,294
	Swap Contracts	Net unrealized appreciation on swap contracts*	39,984
	Written Call Option Contracts	Written options, at value	(317,188)

*	The cumulative appreciation/(depreciation) of financial futures and swap contracts is reported in the notes to the Schedule of Investments. Only the daily change in variation margin as of the reporting date is presented in the Statement of Assets and Liabilities. See Notes 1f and 1g for additional information on futures and swap contracts, respectively.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

The following is a summary of the effect of the Funds’ forward foreign currency and other derivative activities on the Statement of Operations for the six months ended June 30, 2016.

Fund	Derivative Instrument Type	Location of Gain/(Loss) on Derivatives Recognized in Income	Amount
RS Investment Quality Bond Fund	Financial Futures Contracts	Net realized gain from futures contracts	$330,450
		Net change in unrealized appreciation/(depreciation) on futures contracts	125,215
	Swap Contracts	Net realized gain from swap contracts	34,094
		Net change in unrealized appreciation/(depreciation) on swap contracts	(17,717)
	Option Contracts	Net realized gain from written options	31,930
RS Low Duration Bond Fund	Financial Futures Contracts	Net realized gain from futures contracts	811,196
		Net change in unrealized appreciation/(depreciation) on futures contracts	1,898,431
	Swap Contracts	Net realized loss from swap contracts	(664,319)
		Net change in unrealized appreciation/(depreciation) on swap contracts	(692,670)
RS Strategic Income Fund	Financial Futures Contracts	Net realized loss from futures contracts	(114,136)
		Net change in unrealized appreciation/(depreciation) on futures contracts	17,127
	Swap Contracts	Net realized loss from swap contracts	(113,598)
		Net change in unrealized appreciation/(depreciation) on swap contracts	167,594
	Option Contracts	Net realized loss from written options	(28,756)
		Net change in unrealized appreciation/(depreciation) on written options	(239,994)

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Transactions in written options for the six months ended June 30, 2016:

	RS Strategic Income Fund
	Contracts	Premiums
Options outstanding, December 31, 2015	—	$—
Written options	280	232,405
Options terminated in closing transactions	(230)	(155,211)
Options exercised	—	—
Options expired	—	—
Options outstanding, June 30, 2016	50	$77,194

See the chart below for the average monthly face value in futures contracts, average monthly notional value in swaps contracts and average monthly face value in written option contracts during the six months ended June 30, 2016:

Fund	Short Futures Contracts	Long Futures Contracts	Credit Default Swaps Protection Bought	Credit Default Swaps Protection Sold	Written Option Contracts
RS Investment Quality Bond Fund	$—	$8,201,445	$285,714	$—	$(5,653)
RS Low Duration Bond Fund	(6,420,721)	256,122,733	29,957,143	—	—
RS Strategic Income Fund	(3,246,592)	—	—	(3,688,571)	(27,025)

RS Investment Quality Bond Fund and RS Strategic Income Fund used exchange-traded futures and options on Treasury futures to manage interest rate exposure and for income. RS Low Duration Bond Fund used exchange-traded Treasury futures to manage interest rate exposure. RS Low Duration Bond Fund and RS Strategic Income Fund used swap contracts for asset allocation and to manage risk exposure.

The Funds have entered into ISDA Master Agreements (“ISDA Agreements”) with various counterparties, which govern many types of derivative transactions (the “Transactions”). An ISDA Agreement is a single contract with a counterparty that typically permits multiple Transactions governed by that contract to be net settled upon the designation by the non-defaulting party of an early termination date (the “Early Termination Date”) under such contract upon the occurrence of certain events of default or termination events. Upon the designation of such Early Termination Date, all Transactions governed by the applicable agreement may typically be terminated and a net settlement amount may be calculated. In addition, the Fund may receive and post cash and securities collateral under the ISDA Agreements, subject to the terms of the related credit support agreement. Such credit support agreement grants the non-defaulting party designating the Early Termination Date the right to liquidate the collateral that has been posted to it and apply the proceeds to the calculation of the net settlement amount.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

c. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign companies may be less liquid and their prices more volatile than those of comparable U.S. companies.

d. Industry or Sector Concentration In their normal course of business, some of the Funds may invest a significant portion of their assets in companies within a limited number of industries or sectors. As a result, these Funds may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

e. Repurchase Agreements The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller.

f. Loans Floating rate loans in which the Funds invest are primarily “senior” loans. Senior floating rate loans typically hold a senior position in the capital structure of the borrower, are typically secured by specific collateral, and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. While these protections may reduce risk, these investments still present significant credit risk. A significant portion of the Funds’ floating rate investments may be issued in connection with highly leveraged transactions such as leveraged buyouts, leveraged recapitalization loans, and other types of acquisition financing. Obligations in these types of transactions are subject to greater credit risk (including default and bankruptcy) than many other investments and may be, or become, illiquid. See Note 5(l) regarding below investment grade securities.

The Funds may purchase second lien loans (secured loans with a claim on collateral subordinate to a senior lender’s claim on such collateral), fixed rate loans, unsecured loans, and other debt obligations.

Transactions in loans often settle on a delayed basis, and the Funds may not receive the proceeds from the sale of a loan or pay for a loan purchase for a substantial period of time after entering into the transactions.

g. Unfunded Loan Commitments The Funds may enter into certain credit agreements, all or a portion of which may be unfunded. A Fund may be obligated to fund these loan

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

commitments at the borrowers’ discretion. Funded portions of credit agreements are presented in the Schedule of Investments. There were no unfunded commitments as of June 30, 2016.

Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and the Statement of Operations.

h. Municipal Obligations The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payment of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.

i. Securities Purchased on a When-Issued or Delayed-Delivery Basis The Funds may purchase securities on a when-issued or delayed-delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than at the trade date purchase price. Although the Funds will generally enter into these transactions with the intention of taking delivery of the securities, they may sell the securities before the settlement date. Assets will be segregated when a Fund agrees to purchase on a when-issued or delayed-delivery basis. These transactions may create investment leverage.

j. Payment-In-Kind Securities Certain Funds may invest in payment-in-kind securities. Payment-in-kind securities give the issuer the option at each interest payment date to pay all or a portion of their interest or dividends in the form of additional securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds.

k. Restricted and Illiquid Securities A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933 (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to a Fund. Restricted and illiquid securities are valued according to the guidelines and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Funds’ Schedule of Investments.

l. Below Investment Grade Securities Certain Funds may invest in below investment grade securities (i.e. lower-quality, “junk” debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

m. Mortgage- and Asset-Backed Securities The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie Mac”), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.

Note 6 Temporary Borrowings

The Funds, with other funds managed by RS Investments, are parties to a $350 million committed revolving credit facility from State Street Bank and Trust Company and Northern Trust Company, for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is calculated based on market rates at the time of borrowing. $250 million of the line of credit is reserved for use by RS Floating Rate Fund with RS Floating Rate Fund paying the related commitment fees for that amount. Under the terms of the credit facility, in addition to the interest charged on any borrowings by a fund, each fund pays a commitment fee of 0.11% per annum on its share of the unused portion of the credit facility.

For the six months ended June 30, 2016, the Funds which borrowed under the facility were as follows:

Fund	Amount Outstanding at 6/30/16	Average Borrowing*	Days Borrowings Outstanding	Average Interest Rate*
RS High Yield Fund	$—	$750,000	8	1.69%
RS Tax-Exempt Fund	—	1,175,000	4	1.68%
RS High Income Municipal Bond Fund	1,200,000	510,000	10	1.69%
RS Floating Rate Fund	12,800,000	18,282,143	28	1.68%
*	For the six months ended June 30, 2016, based on the number of days borrowings were outstanding.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Note 7 Sales Transaction

On December 18, 2015, Victory Capital Management Inc. (“Victory Capital”) announced it had agreed to acquire RS Investments, subject to regulatory approvals in addition to customary closing conditions and consents, including approvals related to the Funds (the “Transaction”).

On January 19, 2016, the Board of Trustees of the Trust approved the reorganization of each of the Funds into a corresponding, newly-formed fund within the Victory family of funds (each, an “Acquiring Fund”) (the “Reorganizations”), subject to shareholder approval of the Reorganizations.

Shareholder approval of each of the Reorganizations was obtained as described further in the supplemental information section of this report.

On July 29, 2016, the Transaction and each of the Reorganizations were consummated.

Note 8 Review for Subsequent Events

Management has evaluated subsequent events through the issuance of the Funds’ financial statements and determined that no material events have occurred that require disclosure other than the Transaction and the Reorganizations.

Note 9 Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Supplemental Information (unaudited)

Meetings of Shareholders

Shareholders of each series of RS Investment Trust (the “Trust”) voted to approve the reorganization of each such series into a corresponding series of Victory Portfolios at special meetings of shareholders as described below.

Proposal to Reorganize Series of the Trust into Corresponding Series of Victory Portfolios

May 19, 2016 Meeting
Series	Votes For	Votes Against/ Withheld	Abstentions
RS China Fund	2,146,149.227	1,149.946	0.000
RS Emerging Markets Small Cap Fund	2,525,691.633	1,702.078	4,931.000
RS Focused Growth Opportunity Fund	2,000,156.000	16,854.571	0.000
RS Focused Opportunity Fund	1,000,000.000	16,904.564	0.000
RS Global Fund	2,952,218.300	7,987.099	23,921.000
RS High Yield Fund	20,943,611.9457	633,142.5830	1,076,570.0223
RS Investors Fund	5,460,164.426	82,554.498	106,221.179
RS Small Cap Growth Fund	20,079,709.196	257,448.803	138,807.052
RS Strategic Income Fund	4,606,232.609	8,990.786	25,781.649
RS Value Fund	20,548,172.594	244,403.158	610,422.559
June 8, 2016 Meeting
Series	Votes For	Votes Against/ Withheld	Abstentions
RS High Income Municipal Bond Fund	6,101,394.560	56,381.670	189,702.133
June 21, 2016 Meeting
Series	Votes For	Votes Against/ Withheld	Abstentions
RS Global Natural Resources Fund	45,154,557.114	1,466,314.691	3,737,583.890
RS Growth Fund	6,208,465.247	438,908.552	707,224.225
RS International Fund	1 ,319,329.050	31 ,204.407	136,125.613
RS Investment Quality Bond Fund	3,352,039.643	154,734.144	228,896.887
RS Low Duration Bond Fund	42,682,665.099	484,699.209	2,231,863.850
RS Small Cap Equity Fund	2,388,863.313	143,448.490	67,262.177
RS Mid Cap Growth Fund	8,701,750.194	202,077.007	963,694.104
RS Technology Fund	3,658,215.966	187,417.657	426,478.554

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SUPPLEMENTAL INFORMATION (UNAUDITED)

July 8, 2016 Meeting
Series	Votes For	Votes Against/ Withheld	Abstentions
RS Large Cap Alpha Fund	6,670,249.591	390,231.130	811,185.292
RS Select Growth Fund	7,023,793.358	133,915.098	376,893.871
RS Tax-Exempt Fund	8,601 ,698.229	142,006.793	445,298.908
July 21, 2016 Meeting
Series	Votes For	Votes Against/ Withheld	Abstentions
RS Floating Rate Fund	50,302,010.496	1,331,210.694	3,178,980.317
RS Partners Fund	14,301,724.910	451,980.245	2,645,774.666
July 29, 2016 Meeting
Series	Votes For	Votes Against/ Withheld	Abstentions
RS Emerging Markets Fund	5,879,153.298	129,223.053	1,063,836.367

Portfolio Holdings and Proxy Voting Procedures

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. This information is also available, without charge, upon request, by calling toll-free 800-766-3863.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (i) without charge, upon request, by calling toll-free 800-766-3863; (ii) on RS Investments’ website at http://www.rsinvestments.com; and (iii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Statement of Additional Information includes information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 800-766-3863.

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Fund unless accompanied or preceded by that Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

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One Bush Street, Suite 900 San Francisco, CA 94104	PRSRT STD U.S. POSTAGE PAID RS INVESTMENTS

WWW.RSINVESTMENTS.COM // 800.766.3863	EB 015098 (06/16)

RS INTERNATIONAL FUNDS

Class A, C, K, and Y Shares

RS INTERNATIONAL FUND

RS GLOBAL FUND

RS EMERGING MARKETS FUND

RS EMERGING MARKETS SMALL CAP FUND

RS CHINA FUND

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including as applicable, sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including investment advisory fees, distribution (12b-1) fees, and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016, to June 30, 2016, unless otherwise indicated. The following tables show the Funds’ expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” for your Fund to estimate the expenses you paid on your account during this period. A maintenance fee of $12.00 that is charged once a year may apply for IRAs. This fee is not included in the table below. If it were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with the costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A maintenance fee of $12.00 that is charged once a year may apply for IRAs. This fee is not included in the table below. If it were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

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UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

Based on Actual Return		Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16-6/30/16	Expense Ratio During Period 1/1/16-6/30/16
RS International Fund	Class A	$1,000.00	$973.40	$6.87	1.40%
	Class C	$1,000.00	$971.10	$10.54	2.15%
	Class K	$1,000.00	$971.70	$8.82	1.80%
	Class Y	$1,000.00	$975.10	$5.65	1.15%
RS Global Fund	Class A	$1,000.00	$1,013.00	$7.01	1.40%
	Class C	$1,000.00	$1,009.60	$10.84	2.17%
	Class K	$1,000.00	$1,011.30	$8.95	1.79%
	Class Y	$1,000.00	$1,014.70	$5.46	1.09%
RS Emerging Markets Fund	Class A	$1,000.00	$1,051.40	$8.42	1.65%
	Class C	$1,000.00	$1,047.30	$12.47	2.45%
	Class K	$1,000.00	$1,050.90	$9.74	1.91%
	Class Y	$1,000.00	$1,053.40	$6.74	1.32%
RS Emerging Markets Small Cap Fund	Class A	$1,000.00	$977.30	$8.60	1.75%
	Class C	$1,000.00	$972.80	$12.26	2.50%
	Class Y	$1,000.00	$978.40	$7.38	1.50%
RS China Fund	Class A	$1,000.00	$946.50	$8.42	1.74%
	Class C	$1,000.00	$943.50	$12.08	2.50%
	Class K	$1,000.00	$944.50	$10.35	2.14%
	Class Y	$1,000.00	$947.50	$6.88	1.42%
Based on Hypothetical Return (5% Return Before Expenses)
RS International Fund	Class A	$1,000.00	$1,017.90	$7.02	1.40%
	Class C	$1,000.00	$1,014.17	$10.77	2.15%
	Class K	$1,000.00	$1,015.91	$9.02	1.80%
	Class Y	$1,000.00	$1,019.14	$5.77	1.15%
RS Global Fund	Class A	$1,000.00	$1,017.90	$7.02	1.40%
	Class C	$1,000.00	$1,014.07	$10.87	2.17%
	Class K	$1,000.00	$1,015.96	$8.97	1.79%
	Class Y	$1,000.00	$1,019.44	$5.47	1.09%
RS Emerging Markets Fund	Class A	$1,000.00	$1,016.66	$8.27	1.65%
	Class C	$1,000.00	$1,012.68	$12.26	2.45%
	Class K	$1,000.00	$1,015.37	$9.57	1.91%
	Class Y	$1,000.00	$1,018.30	$6.62	1.32%
RS Emerging Markets Small Cap Fund	Class A	$1,000.00	$1,016.16	$8.77	1.75%
	Class C	$1,000.00	$1,012.43	$12.51	2.50%
	Class Y	$1,000.00	$1,017.40	$7.52	1.50%
RS China Fund	Class A	$1,000.00	$1,016.21	$8.72	1.74%
	Class C	$1,000.00	$1,012.43	$12.51	2.50%
	Class K	$1,000.00	$1,014.22	$10.72	2.14%
	Class Y	$1,000.00	$1,017.80	$7.12	1.42%
*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

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Financial Information

Six-Month Period Ended June 30, 2016

SCHEDULE OF INVESTMENTS — RS INTERNATIONAL FUND

June 30, 2016 (unaudited)	Shares	Value
Common Stocks – 95.7%
Australia – 5.5%
BHP Billiton Ltd.	20,104	$280,174
CSL Ltd.	4,156	350,486
Scentre Group	46,753	173,171
Westpac Banking Corp.	25,741	570,821

		1,374,652
Belgium – 2.5%
Anheuser-Busch InBev S.A.	2,755	364,311
Melexis N.V.	3,871	243,247

		607,558
Denmark – 2.7%
Pandora A/S	2,035	277,166
Royal Unibrew A/S	8,859	396,301

		673,467
France – 6.5%
Arkema S.A.	3,079	235,398
AXA S.A.	8,938	176,728
Bureau Veritas S.A.	15,102	317,067
Capgemini S.A.	1,638	141,347
Cie Generale des Etablissements Michelin	2,905	273,769
Societe Generale S.A.	4,430	138,596
TOTAL S.A.	7,042	337,706

		1,620,611
Germany – 8.7%
Bayer AG (Reg S)	2,418	242,851
Daimler AG (Reg S)	3,754	224,633
Deutsche Boerse AG	2,196	180,412
Deutsche Wohnen AG	6,472	220,359
HeidelbergCement AG	3,541	266,751
SAP SE	6,058	454,987
Siemens AG (Reg S)	5,645	579,296

		2,169,289
Hong Kong – 4.0%
AIA Group Ltd.	54,800	328,841
HKT Trust & HKT Ltd., SS	243,000	350,807
Power Assets Holdings Ltd.	17,000	156,307
The Wharf Holdings Ltd.	25,000	152,401

		988,356
Italy – 3.4%
Enel S.p.A.	80,400	356,931

6	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS INTERNATIONAL FUND

June 30, 2016 (unaudited)	Shares	Value
Italy (continued)
Eni S.p.A.	13,191	$212,470
Intesa Sanpaolo S.p.A.	31,449	59,901
Recordati S.p.A.	7,434	223,611

		852,913
Japan – 20.1%
Central Japan Railway Co.	1,000	177,864
Chubu Electric Power Co., Inc.	14,000	199,234
Fuji Electric Co. Ltd.	49,000	204,013
FUJIFILM Holdings Corp.	5,500	213,402
Hitachi Construction Machinery Co. Ltd.	14,000	204,345
Hoya Corp.	7,400	264,298
ITOCHU Corp.	20,900	255,674
Kao Corp.	4,800	279,562
Milbon Co. Ltd.	5,000	225,455
Mitsubishi UFJ Financial Group, Inc.	48,200	216,074
Mizuho Financial Group, Inc.	86,900	125,054
Murata Manufacturing Co. Ltd.	1,400	156,960
Nippon Building Fund, Inc.	38	234,081
Nippon Telegraph & Telephone Corp.	7,800	365,780
Nitori Holdings Co. Ltd.	2,200	266,825
Oracle Corp. Japan	3,400	181,298
Rohto Pharmaceutical Co. Ltd.	11,080	168,861
Sanwa Holdings Corp.	18,400	167,257
Tokio Marine Holdings, Inc.	5,400	179,772
Toyota Motor Corp.	13,800	680,319
USS Co. Ltd.	13,300	219,804

		4,985,932
Netherlands – 1.6%
ING Groep N.V., CVA	11,851	122,609
Wolters Kluwer N.V.	6,851	277,405

		400,014
New Zealand – 0.9%
Fisher & Paykel Healthcare Corp. Ltd.	31,809	228,538

		228,538
Singapore – 0.6%
Singapore Exchange Ltd.	25,600	145,825

		145,825
Spain – 2.2%
Banco Santander S.A.	45,717	177,413
Ferrovial S.A.	18,919	370,395

		547,808

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	7

SCHEDULE OF INVESTMENTS — RS INTERNATIONAL FUND

June 30, 2016 (unaudited)	Shares	Value
Sweden – 1.8%
Intrum Justitia AB	6,892	$216,151
Skandinaviska Enskilda Banken AB, Class A	26,313	229,862

		446,013
Switzerland – 11.7%
Actelion Ltd. (Reg S)(1)	1,994	335,785
Nestle S.A. (Reg S)	4,276	331,297
Novartis AG (Reg S)	5,836	481,695
Roche Holding AG	2,987	788,209
Schindler Holding AG	1,931	349,603
Swiss Re AG	3,269	285,516
U-Blox AG(1)	1,047	225,704
UBS Group AG (Reg S)(1)	8,629	111,966

		2,909,775
United Kingdom – 23.5%
BP PLC	75,969	444,685
British American Tobacco PLC	10,891	706,053
BT Group PLC	30,872	169,691
Croda International PLC	6,296	264,296
Diageo PLC	18,234	509,379
Experian PLC	29,124	552,542
HSBC Holdings PLC	61,348	380,085
Legal & General Group PLC	44,864	114,856
National Grid PLC	23,458	344,957
Next PLC	2,527	166,974
RELX PLC	13,111	241,431
Rio Tinto PLC	11,760	365,342
Royal Dutch Shell PLC, Class A	18,281	502,090
Smith & Nephew PLC	22,674	385,031
Standard Chartered PLC	24,775	187,967
Unilever PLC	10,758	515,471

		5,850,850
Total Common Stocks (Cost $23,506,813)		23,801,601

	Shares	Value
Exchange-Traded Funds – 1.3%
iShares MSCI EAFE ETF	3,705	206,776
SPDR Gold Shares(1)	980	123,990
Total Exchange-Traded Funds (Cost $335,361)		330,766

8	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS INTERNATIONAL FUND

June 30, 2016 (unaudited)	Shares	Value
Preferred Stocks – 0.9%
Japan – 0.9%
Ito En Ltd.	11,900	$223,316

		223,316
Total Preferred Stocks (Cost $187,787)		223,316

	Principal Amount	Value
Repurchase Agreements – 1.3%

Fixed Income Clearing Corp. Repurchase Agreement, 0.03%, dated 6/30/2016, maturity value of $324,000, due 7/1/2016(2)	$324,000	324,000
Total Repurchase Agreements (Cost $324,000)		324,000
Total Investments - 99.2% (Cost $24,353,961)		24,679,683
Other Assets, Net - 0.8%		195,347
Total Net Assets - 100.0%		$24,875,030

(1)	Non-income-producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value

U.S. Treasury Note	2.50%	5/15/2024	$332,831

Legend:

SS — Stapled Security.

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	9

SCHEDULE OF INVESTMENTS — RS INTERNATIONAL FUND

The following is a summary of the inputs used as of June 30, 2016, in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 1a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total

Common Stocks:
Australia	$—	$1,374,652	*	$—	$1,374,652
Belgium	—	607,558	*	—	607,558
Denmark	—	673,467	*	—	673,467
France	—	1,620,611	*	—	1,620,611
Germany	—	2,169,289	*	—	2,169,289
Hong Kong	350,807	637,549	*	—	988,356
Italy	—	852,913	*	—	852,913
Japan	—	4,985,932	*	—	4,985,932
Netherlands	—	400,014	*	—	400,014
New Zealand	—	228,538	*	—	228,538
Singapore	—	145,825	*	—	145,825
Spain	—	547,808	*	—	547,808
Sweden	—	446,013	*	—	446,013
Switzerland	—	2,909,775	*	—	2,909,775
United Kingdom	—	5,850,850	*	—	5,850,850

Exchange-Traded Funds	330,766	—		—	330,766

Preferred Stocks	—	223,316	*	—	223,316

Repurchase Agreements	—	324,000		—	324,000

Total	$681,573	$23,998,110		$—	$24,679,683

*	Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See 1a in Notes to Financial Statements). These investments in securities were classified as Level 2 rather than Level 1.

10	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — RS GLOBAL FUND

June 30, 2016 (unaudited)	Shares	Value
Common Stocks – 97.5%
Australia – 2.6%
BHP Billiton Ltd.	14,782	$206,005
CSL Ltd.	3,185	268,599
Scentre Group	54,957	203,559
Westpac Banking Corp.	17,761	393,860

		1,072,023
Belgium – 0.7%
Melexis N.V.	4,460	280,258

		280,258
Canada – 3.0%
Canadian Natural Resources Ltd.	9,269	285,973
Kinross Gold Corp.(1)	44,787	219,784
Magna International, Inc.	3,908	137,178
Sun Life Financial, Inc.	6,735	221,242
The Bank of Nova Scotia	7,679	376,297

		1,240,474
Denmark – 0.8%
Pandora A/S	2,466	335,868

		335,868
France – 1.8%
Arkema S.A.	3,345	255,734
Bureau Veritas S.A.	5,804	121,855
Cie Generale des Etablissements Michelin	2,659	250,586
Societe Generale S.A.	3,449	107,905

		736,080
Germany – 3.3%
Daimler AG (Reg S)	2,566	153,545
Deutsche Wohnen AG	9,147	311,438
Hannover Rueck SE	1,720	180,217
HeidelbergCement AG	2,850	214,696
Siemens AG (Reg S)	4,656	477,804

		1,337,700
Hong Kong – 3.9%
CNOOC Ltd.	326,957	408,538
HKT Trust & HKT Ltd., SS	135,000	194,893
Power Assets Holdings Ltd.	11,500	105,737
Tencent Holdings Ltd.	22,900	525,915
The Wharf Holdings Ltd.	60,000	365,762

		1,600,845

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	11

SCHEDULE OF INVESTMENTS — RS GLOBAL FUND

June 30, 2016 (unaudited)	Shares	Value
India – 0.4%
Yes Bank Ltd.	9,534	$156,362

		156,362
Italy – 1.0%
Enel S.p.A.	54,490	241,905
Recordati S.p.A.	5,774	173,679

		415,584
Japan – 7.2%
As One Corp.	7,079	284,695
Hitachi Construction Machinery Co. Ltd.	15,200	221,860
Hoya Corp.	5,900	210,724
Kao Corp.	3,100	180,551
Milbon Co. Ltd.	4,900	220,946
Murata Manufacturing Co. Ltd.	1,500	168,172
Nippon Building Fund, Inc.	37	227,921
Nippon Telegraph & Telephone Corp.	6,400	300,127
Oracle Corp. Japan	3,600	191,963
Resona Holdings, Inc.	96,796	353,781
Toyota Motor Corp.	11,900	586,652

		2,947,392
Mexico – 2.6%
Gruma S.A.B. de C.V., Class B	38,237	550,051
Promotora y Operadora de Infraestructura S.A.B. de C.V.	40,305	496,070

		1,046,121
Netherlands – 0.6%
Wolters Kluwer N.V.	6,354	257,281

		257,281
New Zealand – 0.4%
Fisher & Paykel Healthcare Corp. Ltd.	22,867	164,292

		164,292
Singapore – 0.5%
Singapore Exchange Ltd.	37,100	211,333

		211,333
South Africa – 0.6%
Vodacom Group Ltd.	20,941	238,616

		238,616
South Korea – 1.8%
KT&G Corp.	1,485	175,876
Samsung Electronics Co. Ltd.	441	549,200

		725,076

12	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS GLOBAL FUND

June 30, 2016 (unaudited)	Shares	Value
Spain – 0.2%
Banco Santander S.A.	18,028	$69,961

		69,961
Sweden – 1.6%
Nolato AB, Class B	12,532	328,086
Swedbank AB, Class A	14,965	314,311

		642,397
Switzerland – 4.2%
Actelion Ltd. (Reg S)(1)	1,935	325,849
Nestle S.A. (Reg S)	2,052	158,986
Roche Holding AG	2,329	614,576
Schindler Holding AG	2,137	386,899
U-Blox AG(1)	1,041	224,411

		1,710,721
Taiwan – 1.1%
Cathay Financial Holding Co. Ltd.	183,000	200,582
Taiwan Mobile Co. Ltd.	66,000	230,686

		431,268
United Kingdom – 5.9%
British American Tobacco PLC	12,443	806,667
BT Group PLC	29,063	159,748
Croda International PLC	5,074	212,998
HSBC Holdings PLC	22,251	137,857
Legal & General Group PLC	30,899	79,104
Rio Tinto PLC	8,816	273,882
Severn Trent PLC	7,055	230,199
Standard Chartered PLC	23,178	175,851
Unilever PLC	6,413	307,280

		2,383,586
United States – 53.3%
3M Co.	4,765	834,447
Aetna, Inc.	2,305	281,510
Alphabet, Inc., Class C(1)	781	540,530
Amazon.com, Inc.(1)	811	580,368
Amgen, Inc.	3,758	571,780
Apple, Inc.	8,659	827,800
Celgene Corp.(1)	3,813	376,076
Cisco Systems, Inc.	28,333	812,874
CME Group, Inc.	2,015	196,261
Colgate-Palmolive Co.	14,479	1,059,863
Devon Energy Corp.	3,973	144,021

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	13

SCHEDULE OF INVESTMENTS — RS GLOBAL FUND

June 30, 2016 (unaudited)	Shares	Value
United States (continued)
Domino’s Pizza, Inc.	2,860	$375,747
Dr. Pepper Snapple Group, Inc.	5,420	523,735
Eaton Corp. PLC	10,058	600,764
Eli Lilly & Co.	6,084	479,115
EQT Corp.	2,167	167,791
Exxon Mobil Corp.	11,882	1,113,819
Facebook, Inc., Class A(1)	4,940	564,543
Gilead Sciences, Inc.	5,642	470,656
Honeywell International, Inc.	4,331	503,782
Johnson & Johnson	10,007	1,213,849
JPMorgan Chase & Co.	8,702	540,742
Marathon Oil Corp.	11,278	169,283
MasterCard, Inc., Class A	4,540	399,792
McDonald’s Corp.	4,024	484,248
MetLife, Inc.	1,273	50,703
MGE Energy, Inc.	6,195	350,110
Microsoft Corp.	14,507	742,323
PepsiCo, Inc.	9,398	995,624
Phillips 66	2,386	189,305
Public Service Enterprise Group, Inc.	6,387	297,698
Quaker Chemical Corp.	3,938	351,270
Ross Stores, Inc.	6,893	390,764
Simon Property Group, Inc.	4,554	987,763
Texas Instruments, Inc.	12,108	758,566
The Goldman Sachs Group, Inc.	2,058	305,778
The PNC Financial Services Group, Inc.	6,865	558,742
The Progressive Corp.	7,918	265,253
The TJX Cos., Inc.	9,261	715,227
Verizon Communications, Inc.	12,861	718,158
Westlake Chemical Corp.	4,566	195,973

		21,706,653
Total Common Stocks (Cost $34,322,324)		39,709,891

14	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS GLOBAL FUND

June 30, 2016 (unaudited)	Shares	Value
Preferred Stocks – 0.4%
Brazil – 0.4%
Itau Unibanco Holding S.A.	19,200	$181,104

		181,104
Total Preferred Stocks (Cost $123,493)		181,104

	Shares	Value
Exchange-Traded Funds – 0.8%
iShares MSCI Emerging Markets ETF	8,848	304,017
Total Exchange-Traded Funds (Cost $315,592)		304,017

	Principal Amount	Value
Repurchase Agreements – 0.8%

Fixed Income Clearing Corp. Repurchase Agreement, 0.03%, dated 6/30/2016, maturity value of $343,000, due 7/1/2016(2)	$343,000	343,000
Total Repurchase Agreements (Cost $343,000)		343,000
Total Investments - 99.5% (Cost $35,104,409)		40,538,012
Other Assets, Net - 0.5%		198,607
Total Net Assets - 100.0%		$40,736,619

(1)	Non-income-producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value

U.S. Treasury Inflation Indexed Note	0.25%	1/15/2025	$354,056

Legend:

SS — Stapled Security.

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	15

SCHEDULE OF INVESTMENTS — RS GLOBAL FUND

The following is a summary of the inputs used as of June 30, 2016, in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 1a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total

Common Stocks:
Australia	$—	$1,072,023	*	$—	$1,072,023
Belgium	—	280,258	*	—	280,258
Canada	1,240,474	—		—	1,240,474
Denmark	—	335,868	*	—	335,868
France	—	736,080	*	—	736,080
Germany	—	1,337,700	*	—	1,337,700
Hong Kong	194,893	1,405,952	*	—	1,600,845
India	—	156,362	*	—	156,362
Italy	—	415,584	*	—	415,584
Japan	—	2,947,392	*	—	2,947,392
Mexico	1,046,121	—		—	1,046,121
Netherlands	—	257,281	*	—	257,281
New Zealand	—	164,292	*	—	164,292
Singapore	—	211,333	*	—	211,333
South Africa	—	238,616	*	—	238,616
South Korea	—	725,076	*	—	725,076
Spain	—	69,961	*	—	69,961
Sweden	328,086	314,311	*	—	642,397
Switzerland	—	1,710,721	*	—	1,710,721
Taiwan	—	431,268	*	—	431,268
United Kingdom	—	2,383,586	*	—	2,383,586
United States	21,706,653	—		—	21,706,653

Preferred Stocks	181,104	—		—	181,104

Exchange-Traded Funds	304,017	—		—	304,017

Repurchase Agreements	—	343,000		—	343,000

Total	$25,001,348	$15,536,664		$—	$40,538,012

*	Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See 1a in Notes to Financial Statements). These investments in securities were classified as Level 2 rather than Level 1.

16	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — RS EMERGING MARKETS FUND

June 30, 2016 (unaudited)	Shares	Value
Common Stocks – 94.9%
Argentina – 1.4%
Grupo Financiero Galicia S.A., ADR	44,495	$1,358,877
Pampa Energia S.A., ADR(1)	33,446	914,414
YPF S.A., ADR	27,890	535,488

		2,808,779
Brazil – 6.2%
BB Seguridade Participacoes S.A.	125,200	1,095,593
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	142,140	1,273,574
Cia Paranaense de Energia, ADR	232,624	2,088,964
Cosan Ltd., Class A	169,417	1,102,905
EcoRodovias Infraestrutura e Logistica S.A.	677,500	1,767,410
Estacio Participacoes S.A.	185,800	980,969
M Dias Branco S.A.	34,600	1,140,659
Sao Martinho S.A.	99,600	1,655,091
Telefonica Brasil S.A., ADR	87,247	1,186,559

		12,291,724
Chile – 0.4%
Banco Santander Chile, ADR	41,135	796,785

		796,785
Czech Republic – 0.9%
Erste Group Bank AG(1)	36,736	836,404
Moneta Money Bank A.S.(1)	332,303	978,416

		1,814,820
Hong Kong – 0.5%
Man Wah Holdings Ltd.	664,800	957,429

		957,429
Hungary – 0.5%
OTP Bank PLC	39,834	891,380

		891,380
India – 8.7%
Bharat Petroleum Corp. Ltd.	60,232	962,690
Dewan Housing Finance Corp. Ltd.	584,046	1,771,901
HDFC Bank Ltd., ADR	26,541	1,760,995
Infosys Ltd.	133,241	2,314,485
IRB Infrastructure Developers Ltd.	512,255	1,624,966
ITC Ltd.	328,581	1,801,875
Power Grid Corp. of India Ltd.	769,277	1,861,438
Tata Motors Ltd., ADR(1)	56,910	1,973,070

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	17

SCHEDULE OF INVESTMENTS — RS EMERGING MARKETS FUND

June 30, 2016 (unaudited)	Shares	Value
India (continued)
Welspun India Ltd.	947,200	$1,532,758
Yes Bank Ltd.	100,270	1,644,476

		17,248,654
Indonesia – 4.4%
PT Adhi Karya (Persero) Tbk	3,301,600	699,382
PT Bank Negara Indonesia (Persero) Tbk	5,694,400	2,256,628
PT Bank Rakyat Indonesia (Persero) Tbk	1,424,800	1,172,371
PT Ciputra Development Tbk	5,849,500	645,624
PT Gudang Garam Tbk	222,900	1,166,253
PT Sri Rejeki Isman Tbk	42,732,300	845,252
PT Telekomunikasi Indonesia (Persero) Tbk	6,182,200	1,880,907

		8,666,417
Malaysia – 1.2%
AirAsia Bhd	3,515,900	2,276,417

		2,276,417
Mexico – 4.3%
Alsea S.A.B. de C.V.	234,900	894,243
Cemex S.A.B. de C.V., ADR(1)	129,508	799,064
Controladora Vuela Cia de Aviacion S.A.B. de C.V., Class A(1)	584,600	1,098,051
Gruma S.A.B. de C.V., Class B	71,155	1,023,586
Grupo Aeroportuario del Pacifico S.A.B. de C.V., ADR	10,353	1,062,528
Grupo Mexico S.A.B. de C.V., Series B	342,706	803,035
Macquarie Mexico Real Estate Management S.A. de C.V.(1)	786,500	1,031,599
OHL Mexico S.A.B. de C.V.(1)	848,600	1,039,715
Unifin Financiera S.A.B. de C.V. SOFOM ENR	345,400	865,458

		8,617,279
People’s Republic of China – 23.4%
AAC Technologies Holdings, Inc.	101,500	868,396
Alibaba Group Holding Ltd., ADR(1)	32,954	2,620,832
Angang Steel Co. Ltd., H shares(1)	1,612,000	721,406
Baidu, Inc., ADR(1)	8,687	1,434,658
Bank of China Ltd., H shares	4,860,000	1,959,593
China Communications Construction Co. Ltd., H shares	1,581,000	1,713,943
China Construction Bank Corp., H shares	7,319,857	4,889,226
China Maple Leaf Educational Systems Ltd.	1,130,000	1,019,624

18	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS EMERGING MARKETS FUND

June 30, 2016 (unaudited)	Shares	Value
People’s Republic of China (continued)
China Merchants Bank Co. Ltd., H shares	517,500	$1,164,849
China Mobile Ltd.	299,840	3,468,322
China Petroleum & Chemical Corp., H shares	2,850,000	2,055,786
China Resources Gas Group Ltd.	336,000	1,026,171
China Resources Land Ltd.	942,000	2,219,774
Chinasoft International Ltd.(1)	2,142,000	842,660
CNOOC Ltd.	1,537,000	1,920,507
CSPC Pharmaceutical Group Ltd.	1,904,000	1,693,757
NetEase, Inc., ADR	5,877	1,135,554
New Oriental Education & Technology Group, Inc., ADR	34,630	1,450,304
Nine Dragons Paper Holdings Ltd.	1,181,000	908,535
PICC Property & Casualty Co. Ltd., H shares	814,000	1,285,506
Ping An Insurance (Group) Co. of China Ltd., H shares	594,500	2,634,036
Tencent Holdings Ltd.	342,815	7,872,994
Weichai Power Co. Ltd., H shares	1,524,000	1,569,151

		46,475,584
Peru – 0.7%
Credicorp Ltd.	9,349	1,442,831

		1,442,831
Philippines – 0.3%
Vista Land & Lifescapes, Inc.	5,828,100	665,291

		665,291
Poland – 0.6%
Jeronimo Martins SGPS S.A.	72,756	1,147,489
KRUK S.A.	246	12,583

		1,160,072
Russia – 4.6%
Lukoil PJSC, ADR	77,973	3,260,409
Novolipetsk Steel PJSC, GDR	76,178	990,314
Rosneft PJSC, GDR (Reg S)	389,383	1,993,641
Sberbank of Russia PJSC, ADR	155,685	1,363,508
X5 Retail Group N.V., GDR (Reg S)(1)	75,674	1,505,913

		9,113,785
Singapore – 0.7%
Golden Agri-Resources Ltd.	5,329,700	1,394,517

		1,394,517
South Africa – 6.3%
AngloGold Ashanti Ltd.(1)	65,000	1,173,803
Barclays Africa Group Ltd.	148,103	1,452,620
Capitec Bank Holdings Ltd.	24,568	996,590

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	19

SCHEDULE OF INVESTMENTS — RS EMERGING MARKETS FUND

June 30, 2016 (unaudited)	Shares	Value
South Africa (continued)
Naspers Ltd., N shares	27,541	$4,205,372
Sanlam Ltd.	445,946	1,842,294
Steinhoff International Holdings N.V.	323,148	1,853,794
Telkom S.A. SOC Ltd.	196,904	888,468

		12,412,941
South Korea – 15.3%
Hite Jinro Co. Ltd.	52,416	1,090,827
Hyundai Development Co.	23,341	809,760
Hyundai Marine & Fire Insurance Co. Ltd.	77,922	1,986,974
Kia Motors Corp.	34,849	1,313,089
Korea Electric Power Corp.	19,447	1,020,811
Korea Zinc Co. Ltd.	3,351	1,485,998
LG Chem Ltd.	6,659	1,520,707
Mando Corp.	10,856	2,061,552
NAVER Corp.	2,678	1,659,063
Osstem Implant Co. Ltd.(1)	16,173	1,101,634
Partron Co. Ltd.	83,586	772,211
Samkee Automotive Co. Ltd.	168,397	592,069
Samsung Electronics Co. Ltd.	6,932	8,632,774
SFA Engineering Corp.	23,760	1,030,591
Shinhan Financial Group Co. Ltd.	60,528	1,989,495
SK Hynix, Inc.	80,708	2,296,706
SK Innovation Co. Ltd.	8,735	1,076,276

		30,440,537
Taiwan – 10.8%
Casetek Holdings Ltd.	169,000	595,875
Formosa Plastics Corp.	728,000	1,765,480
Fubon Financial Holding Co. Ltd.	2,039,000	2,404,042
Hon Hai Precision Industry Co. Ltd.	374,000	963,530
Hota Industrial Manufacturing Co. Ltd.	264,000	1,238,791
Land Mark Optoelectronics Corp.	53,000	751,357
Powertech Technology, Inc.	851,000	1,900,097
Taiwan Mobile Co. Ltd.	542,000	1,894,421
Taiwan Semiconductor Manufacturing Co. Ltd.	1,511,998	7,620,011
TCI Co. Ltd.	229,000	1,033,268
Tong Yang Industry Co. Ltd.	881,000	1,312,809

		21,479,681
Thailand – 1.9%
GFPT PCL (Reg F)(2)	2,342,500	724,854
Supalai PCL (Reg F) (2)	1,113,400	759,173

20	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS EMERGING MARKETS FUND

June 30, 2016 (unaudited)	Shares	Value
Thailand (continued)
Thai Union Group PCL (Reg F)(2)	2,039,900	$1,280,993
The Siam Cement PCL (Reg F)	72,200	980,601

		3,745,621
Turkey – 1.3%
Celebi Hava Servisi A.S.	90,097	728,120
TAV Havalimanlari Holding A.S.	212,058	910,703
Turkiye Garanti Bankasi A.S.	387,538	1,023,655

		2,662,478
United Arab Emirates – 0.5%
First Gulf Bank PJSC	281,892	969,088

		969,088
Total Common Stocks (Cost $170,006,986)		188,332,110

	Shares	Value
Preferred Stocks – 1.7%
Brazil – 1.7%
Itau Unibanco Holding S.A.	354,831	3,346,941

		3,346,941
Total Preferred Stocks (Cost $3,827,284)		3,346,941

	Shares	Value
Exchange-Traded Funds – 1.0%
iShares MSCI Emerging Markets ETF	58,224	2,000,577
Total Exchange-Traded Funds (Cost $1,922,824)		2,000,577

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	21

SCHEDULE OF INVESTMENTS — RS EMERGING MARKETS FUND

June 30, 2016 (unaudited)	Principal Amount	Value
Repurchase Agreements – 1.6%

Fixed Income Clearing Corp. Repurchase Agreement, 0.03%, dated 6/30/2016, maturity value of $3,244,003, due 7/1/2016(3)	$3,244,000	$3,244,000
Total Repurchase Agreements (Cost $3,244,000)		3,244,000
Total Investments - 99.2% (Cost $179,001,094)		196,923,628
Other Assets, Net - 0.8%		1,656,409
Total Net Assets - 100.0%		$198,580,037

(1)	Non-income-producing security.
(2)	Foreign shares are valued based on the last trade price of the local shares.
(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value

U.S. Treasury Note	2.125%	5/15/2025	$3,311,100

Legend:

ADR — American Depositary Receipt.

GDR — Global Depositary Receipt.

22	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS EMERGING MARKETS FUND

The following is a summary of the inputs used as of June 30, 2016, in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 1a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total

Common Stocks:
Argentina	$2,808,779	$—		$—	$2,808,779
Brazil	12,291,724	—		—	12,291,724
Chile	796,785	—		—	796,785
Czech Republic	978,416	836,404	*	—	1,814,820
Hong Kong	—	957,429	*	—	957,429
Hungary	—	891,380	*	—	891,380
India	3,734,065	13,514,589	*	—	17,248,654
Indonesia	—	8,666,417	*	—	8,666,417
Malaysia	—	2,276,417	*	—	2,276,417
Mexico	8,617,279	—		—	8,617,279
People’s Republic of China	6,641,348	39,834,236	*	—	46,475,584
Peru	1,442,831	—		—	1,442,831
Philippines	—	665,291	*	—	665,291
Poland	12,583	1,147,489	*	—	1,160,072
Russia	5,931,407	3,182,378	*	—	9,113,785
Singapore	—	1,394,517	*	—	1,394,517
South Africa	—	12,412,941	*	—	12,412,941
South Korea	—	30,440,537	*	—	30,440,537
Taiwan	—	21,479,681	*	—	21,479,681
Thailand	—	3,745,621	*	—	3,745,621
Turkey	—	2,662,478	*	—	2,662,478
United Arab Emirates	—	969,088	*	—	969,088

Preferred Stocks	3,346,941	—		—	3,346,941

Exchange-Traded Funds	2,000,577	—		—	2,000,577

Repurchase Agreements	—	3,244,000		—	3,244,000

Total	$48,602,735	$148,320,893		$—	$196,923,628

*	Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See 1a in Notes to Financial Statements). These investments in securities were classified as Level 2 rather than Level 1.

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	23

SCHEDULE OF INVESTMENTS — RS EMERGING MARKETS SMALL CAP FUND

June 30, 2016 (unaudited)	Shares	Value
Common Stocks – 98.4%
Argentina – 1.2%
Grupo Financiero Galicia S.A., ADR	3,372	$102,981
Pampa Energia S.A., ADR(1)	6,807	186,103

		289,084
Brazil – 3.6%
Cosan Ltd., Class A	9,550	62,171
Direcional Engenharia S.A.	98,000	166,572
EcoRodovias Infraestrutura e Logistica S.A.	88,800	231,655
Estacio Participacoes S.A.	39,900	210,660
Sao Martinho S.A.	12,500	207,717

		878,775
Czech Republic – 0.6%
Moneta Money Bank A.S.(1)	49,931	147,014

		147,014
Hong Kong – 1.9%
Man Wah Holdings Ltd.	186,800	269,025
Truly International Holdings Ltd.	410,000	198,029

		467,054
India – 10.9%
CESC Ltd.	46,027	409,972
Dewan Housing Finance Corp. Ltd.	108,156	328,128
Hexaware Technologies Ltd.	63,598	216,682
IRB Infrastructure Developers Ltd.	104,601	331,813
Jubilant Life Sciences Ltd.	40,358	187,847
Raymond Ltd.	33,398	231,001
UPL Ltd.	34,144	279,986
Welspun India Ltd.	194,850	315,306
Yes Bank Ltd.	21,309	349,478

		2,650,213
Indonesia – 4.6%
PT Adhi Karya (Persero) Tbk	832,600	176,371
PT Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk	3,332,200	284,869
PT Ciputra Development Tbk	1,959,700	216,297
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	2,507,800	263,583
PT Sri Rejeki Isman Tbk	8,179,700	161,796

		1,102,916
Malaysia – 3.1%
AirAsia Bhd	519,000	336,034

24	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS EMERGING MARKETS SMALL CAP FUND

June 30, 2016 (unaudited)	Shares	Value
Malaysia (continued)
Evergreen Fibreboard Bhd	574,200	$151,428
My EG Services Bhd	555,800	271,855

		759,317
Mexico – 3.4%
Alpek S.A.B. de C.V.	98,900	162,232
Controladora Vuela Cia de Aviacion S.A.B. de C.V., Class A(1)	80,512	151,225
Gruma S.A.B. de C.V., Class B	7,400	106,451
Grupo Aeroportuario del Pacifico S.A.B. de C.V., ADR	1,422	145,940
OHL Mexico S.A.B. de C.V.(1)	105,200	128,892
Unifin Financiera S.A.B. de C.V. SOFOM ENR	56,100	140,568

		835,308
People’s Republic of China – 19.4%
Beijing Capital Land Ltd., H shares	596,000	219,919
China BlueChemical Ltd., H shares	928,000	163,663
China Machinery Engineering Corp., H shares	239,000	156,280
China Maple Leaf Educational Systems Ltd.	336,000	303,180
China Resources Cement Holdings Ltd.	938,000	302,399
China Resources Gas Group Ltd.	80,000	244,326
Chinasoft International Ltd.(1)	528,000	207,715
Dawnrays Pharmaceutical Holdings Ltd.	324,000	241,485
K Wah International Holdings Ltd.	296,000	147,356
Lee & Man Paper Manufacturing Ltd.	260,000	194,240
Lee’s Pharmaceutical Holdings Ltd.	279,000	207,675
Nexteer Automotive Group Ltd.	229,000	209,569
Pou Sheng International Holdings Ltd.(1)	1,204,000	349,771
Shenzhou International Group Holdings Ltd.	45,000	217,605
Sino-Ocean Land Holdings Ltd.	652,000	284,698
Skyworth Digital Holdings Ltd.	234,000	193,692
Tarena International, Inc., ADR	23,802	245,875
Tianjin Development Holdings Ltd.	290,000	132,005
Tongda Group Holdings Ltd.	1,300,000	255,404
Xinjiang Goldwind Science & Technology Co. Ltd., H shares	114,200	156,512
Zhuzhou CRRC Times Electric Co. Ltd.	47,000	260,434

		4,693,803
Philippines – 1.2%
First Gen Corp.	357,800	190,105
Vista Land & Lifescapes, Inc.	804,700	91,858

		281,963

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	25

SCHEDULE OF INVESTMENTS — RS EMERGING MARKETS SMALL CAP FUND

June 30, 2016 (unaudited)	Shares	Value
Poland – 1.2%
Budimex S.A.	2,860	$124,785
KRUK S.A.	3,293	168,444

		293,229
Russia – 0.6%
PhosAgro OJSC, GDR (Reg S)	10,053	148,676

		148,676
South Africa – 3.9%
African Rainbow Minerals Ltd.	15,958	100,212
Assore Ltd.	13,891	168,758
DRDGOLD Ltd., ADR	29,804	175,844
KAP Industrial Holdings Ltd.	292,405	124,085
Murray & Roberts Holdings Ltd.	171,754	137,466
Super Group Ltd.(1)	89,145	239,059

		945,424
South Korea – 18.2%
DuzonBizon Co. Ltd.	11,812	242,461
Hansol Paper Co. Ltd.	9,956	186,997
Hite Jinro Co. Ltd.	10,323	214,832
Hyundai Marine & Fire Insurance Co. Ltd.	11,646	296,967
InBody Co. Ltd.	5,721	203,915
Interojo Co. Ltd.	4,301	170,924
KIWOOM Securities Co. Ltd.	3,428	214,515
Korea Petrochemical Ind Co. Ltd.	1,439	302,703
Korea Real Estate Investment & Trust Co. Ltd.	81,920	266,963
Mando Corp.	1,780	338,022
Meritz Fire & Marine Insurance Co. Ltd.	16,853	215,901
Osstem Implant Co. Ltd.(1)	5,228	356,108
Partron Co. Ltd.	19,255	177,888
Samkee Automotive Co. Ltd.	88,286	310,406
SFA Engineering Corp.	4,459	193,409
SK Materials Co. Ltd.	2,255	242,789
Viatron Technologies, Inc.	13,188	272,823
Woongjin Thinkbig Co. Ltd.(1)	19,522	198,970

		4,406,593
Taiwan – 14.6%
ASPEED Technology, Inc.	33,121	308,057
Casetek Holdings Ltd.	34,000	119,880
Ennoconn Corp.	31,000	416,572
Eva Airways Corp.(1)	229,000	104,557
Gourmet Master Co. Ltd.	22,000	194,746

26	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS EMERGING MARKETS SMALL CAP FUND

June 30, 2016 (unaudited)	Shares	Value
Taiwan (continued)
Grand Pacific Petrochemical	283,000	$137,770
Hota Industrial Manufacturing Co. Ltd.	79,000	370,699
King Slide Works Co. Ltd.	24,000	281,552
King’s Town Bank Co. Ltd.	146,000	97,192
Land Mark Optoelectronics Corp.	19,000	269,354
Powertech Technology, Inc.	166,000	370,642
Sinmag Equipment Corp.	38,066	126,761
TCI Co. Ltd.	55,000	248,165
Tong Yang Industry Co. Ltd.	167,000	248,853
YC INOX Co. Ltd.	339,000	245,586

		3,540,386
Thailand – 6.5%
Beauty Community PCL (Reg F)(2)	954,300	224,657
Chularat Hospital PCL (Reg F)(2)	3,293,000	291,077
Eastern Polymer Group PCL (Reg F)(2)	522,500	196,725
Supalai PCL (Reg F)(2)	273,200	186,282
Thai Union Group PCL (Reg F)(2)	432,100	271,345
The Bangchak Petroleum PCL (Reg F)(2)	248,000	226,690
Tisco Financial Group PCL (Reg F)(2)	133,500	188,553

		1,585,329
Turkey – 2.7%
Celebi Hava Servisi A.S.	12,341	99,734
Is Gayrimenkul Yatirim Ortakligi A.S.	217,312	127,162
TAV Havalimanlari Holding A.S.	26,633	114,378
Turkiye Sinai Kalkinma Bankasi A.S.	228,576	105,726
Yatas Yatak ve Yorgan Sanayi ve Ticaret A.S.(1)	166,921	194,826

		641,826
United Arab Emirates – 0.8%
NMC Health PLC	10,898	187,878

		187,878
Total Common Stocks (Cost $23,106,518)		23,854,788

	Shares	Value
Preferred Stocks – 0.7%
Brazil – 0.7%
Banco ABC Brasil S.A.	39,400	160,308

		160,308
Total Preferred Stocks (Cost $93,220)		160,308

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	27

SCHEDULE OF INVESTMENTS — RS EMERGING MARKETS SMALL CAP FUND

June 30, 2016 (unaudited)	Rights	Value
Rights – 0.0%
Russia – 0.0%
Hansol Paper Co. Ltd.(1)(3)	1,734	$3,966

		3,966
Total Rights (Cost $0)		3,966
Total Investments - 99.1% (Cost $23,199,738)		24,019,062
Other Assets, Net - 0.9%		217,727
Total Net Assets - 100.0%		$24,236,789

(1)	Non-income-producing security.
(2)	Foreign shares are valued based on the last trade price of the local shares.
(3)	Fair valued security. See 1a in Notes to Financial Statements.

Legend:

ADR — American Depositary Receipt.

GDR — Global Depositary Receipt.

28	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS EMERGING MARKETS SMALL CAP FUND

The following is a summary of the inputs used as of June 30, 2016, in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 1a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total

Common Stocks:
Argentina	$289,084	$—		$—	$289,084
Brazil	878,775	—		—	878,775
Czech Republic	147,014	—		—	147,014
Hong Kong	—	467,054	*	—	467,054
India	—	2,650,213	*	—	2,650,213
Indonesia	—	1,102,916	*	—	1,102,916
Malaysia	—	759,317	*	—	759,317
Mexico	835,308	—		—	835,308
People’s Republic of China	245,875	4,447,928	*	—	4,693,803
Philippines	—	281,963	*	—	281,963
Poland	168,444	124,785	*	—	293,229
Russia	—	148,676	*	—	148,676
South Africa	299,929	645,495	*	—	945,424
South Korea	—	4,406,593	*	—	4,406,593
Taiwan	—	3,540,386	*	—	3,540,386
Thailand	—	1,585,329	*	—	1,585,329
Turkey	—	641,826	*	—	641,826
United Arab Emirates	187,878	—		—	187,878

Preferred Stocks	160,308	—		—	160,308

Rights	—	3,966		—	3,966

Total	$3,212,615	$20,806,447		$—	$24,019,062

*	Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See 1a in Notes to Financial Statements). These investments in securities were classified as Level 2 rather than Level 1.

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	29

SCHEDULE OF INVESTMENTS — RS CHINA FUND

June 30, 2016 (unaudited)	Shares	Value
Common Stocks – 96.3%
Hong Kong – 1.4%
Man Wah Holdings Ltd.	224,800	$323,751

		323,751
People’s Republic of China – 90.8%
3SBio, Inc.(1)	165,000	170,260
AAC Technologies Holdings, Inc.	48,500	414,948
Alibaba Group Holding Ltd., ADR(1)	15,750	1,252,597
Angang Steel Co. Ltd., H shares(1)	156,000	69,813
Baidu, Inc., ADR(1)	5,544	915,592
Bank of China Ltd., H shares	1,645,000	663,278
China CITIC Bank Corp. Ltd., H shares	693,000	422,999
China Communications Construction Co. Ltd., H shares	349,000	378,347
China Construction Bank Corp., H shares	1,637,000	1,093,418
China Life Insurance Co. Ltd., H shares	47,000	101,338
China Maple Leaf Educational Systems Ltd.	338,000	304,985
China Merchants Bank Co. Ltd., H shares	308,000	693,282
China Mobile Ltd.	142,500	1,648,332
China Overseas Land & Investment Ltd.	190,000	605,692
China Petroleum & Chemical Corp., H shares	1,073,200	774,130
China Resources Cement Holdings Ltd.	284,000	91,558
China Resources Gas Group Ltd.	110,000	335,949
China Resources Land Ltd.	222,000	523,131
China Taiping Insurance Holdings Co. Ltd.(1)	104,438	196,538
Chinasoft International Ltd.(1)	398,000	156,573
CNOOC Ltd.	664,000	829,679
CSPC Pharmaceutical Group Ltd.	414,000	368,285
Haitong Securities Co. Ltd., H shares	88,800	151,304
Industrial & Commercial Bank of China Ltd., H shares	1,135,000	632,954
Kweichow Moutai Co. Ltd., Class A	5,947	261,731
NetEase, Inc., ADR	3,890	751,626
New Oriental Education & Technology Group, Inc., ADR	8,546	357,906
Nexteer Automotive Group Ltd.	182,000	166,557
Nine Dragons Paper Holdings Ltd.	279,000	214,633
PetroChina Co. Ltd., H shares	108,000	74,438
PICC Property & Casualty Co. Ltd., H shares	284,000	448,506
Ping An Insurance (Group) Co. of China Ltd., H shares	200,000	886,135
Pou Sheng International Holdings Ltd.(1)	1,139,000	330,888
Scud Group Ltd.(1)(2)(3)	1,650,000	138,243
Shanghai Pharmaceuticals Holding Co. Ltd., H shares	105,800	234,599
Shenzhou International Group Holdings Ltd.	54,000	261,126
Tencent Holdings Ltd.	110,555	2,538,975

30	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS CHINA FUND

June 30, 2016 (unaudited)	Shares	Value
People’s Republic of China (continued)
Tianjin Development Holdings Ltd.	352,000	$160,226
Tongda Group Holdings Ltd.	1,100,000	216,111
Weichai Power Co. Ltd., H shares	229,000	235,785
Xinjiang Goldwind Science & Technology Co. Ltd., H shares	96,400	132,117
Zhuzhou CRRC Times Electric Co. Ltd.	58,000	321,387

		20,525,971
Taiwan – 4.1%
Gourmet Master Co. Ltd.	21,000	185,894
Hota Industrial Manufacturing Co. Ltd.	78,000	366,006
TCI Co. Ltd.	42,000	189,508
Tong Yang Industry Co. Ltd.	127,000	189,247

		930,655
Total Common Stocks (Cost $20,204,732)		21,780,377
Total Investments - 96.3% (Cost $20,204,732)		21,780,377
Other Assets, Net - 3.7%		831,607
Total Net Assets - 100.0%		$22,611,984

(1)	Non-income-producing security.
(2)	Fair valued security. See 1a in Notes to Financial Statements.
(3)	The table below presents securities deemed illiquid by the investment adviser.

Security	Shares	Cost	Value	Acquisition Date	% of Fund’s Net Assets

Scud Group Ltd.	1,650,000	$240,404	$138,243	7/3/2014- 10/23/2014	0.61%

Legend:

ADR — American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	31

SCHEDULE OF INVESTMENTS — RS CHINA FUND

The following is a summary of the inputs used as of June 30, 2016, in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 1a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total

Common Stocks:
Hong Kong	$—	$323,751	*	$—	$323,751
People’s Republic of China
Scud Group Ltd.	—	—		138,243	138,243
Other	3,277,721	17,110,007	*	—	20,387,728
Taiwan	—	930,655	*	—	930,655

Total	$3,277,721	$18,364,413		$138,243	$21,780,377

*	Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See 1a in Notes to Financial Statements). These investments in securities were classified as Level 2 rather than Level 1.

32	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS CHINA FUND

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investment in Securities (unaudited)

Balance as of 12/31/2015	$218,017

Change in unrealized appreciation/depreciation	(79,774)

Net realized gain	—

Purchases	—

Sales	—

Transfers into/out of Level 3	—

Balance as of 6/30/2016	$138,243

Security	Fair Value at 6/30/2016	Valuation Technique	Unobservable Input	Range of Unobservable Inputs

Scud Group, Ltd.	$138,243	Public Market Comparisons	Closing price from 3/25/2015(1)	$0.13 per share

(1)	Last available exchange close price. The company requested trading in its stock be halted on 3/26/2015 pending an announcement of a significant event.

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	33

FINANCIAL INFORMATION

Statements of Assets and Liabilities As of June 30, 2016 (unaudited)	RS International
Assets
Investments, at value	$24,679,683
Cash	803
Foreign currency, at value	5,061
Receivable for investments sold	138,261
Foreign tax reclaims receivable	89,346
Dividends receivable	72,564
Receivable for fund shares subscribed	1,933
Prepaid expenses	28,848

Total Assets	25,016,499

Liabilities
Payable for investments purchased	64,388
Payable for fund shares redeemed	23,844
Payable to adviser	5,342
Payable to distributor	586
Accrued trustees’ fees	486
Payable to custodian	—
Payable for borrowings against line of credit	—
Accrued foreign capital gains tax	—
Accrued expenses/other liabilities	46,823

Total Liabilities	141,469

Total Net Assets	$24,875,030

Net Assets Consist of:
Paid-in capital	$27,270,950
Accumulated net investment income	308,489
Accumulated net realized loss from investments, foreign currency transactions and foreign capital gains tax	(3,022,500)
Net unrealized appreciation on investments, foreign capital gains tax and translation of assets and liabilities in foreign currencies	318,091

Total Net Assets	$24,875,030

Investments, at Cost	$24,353,961

Foreign Currency, at Cost	$5,083

Pricing of Shares
Net Assets:
Class A	$17,669,234
Class C	1,389,795
Class K	2,446,347
Class Y	3,369,654
Shares of Beneficial Interest Outstanding with No Par Value:
Class A	1,855,404
Class C	197,199
Class K	274,213
Class Y	359,226
Net Asset Value Per Share:
Class A	$9.52
Class C	7.05
Class K	8.92
Class Y	9.38
Sales Charge Class A (Load)	4.75%
Maximum Offering Price Per Class A Share	$9.99

34	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

RS Global	RS Emerging Markets	RS Emerging Markets Small Cap	RS China

$40,538,012	$196,923,628	$24,019,062	$21,780,377
703	231	—	81,386
6,999	611,060	475,936	41,129
188,176	1,318,742	725,680	173,465
40,000	6,205	236	—
93,474	1,444,916	44,480	233,178
36,000	155,875	—	320,892
35,705	35,680	23,816	34,626

40,939,069	200,496,337	25,289,210	22,665,053

70,725	1,125,371	652,218	—
46,712	281,493	—	—
21,860	162,035	16,151	13,491
1,086	3,434	285	710
907	3,081	435	352
—	—	428	—
—	—	300,000	—
8,094	224,748	44,026	—
53,066	116,138	38,878	38,516

202,450	1,916,300	1,052,421	53,069

$40,736,619	$198,580,037	$24,236,789	$22,611,984

$35,765,292	$211,367,483	$25,674,081	$23,099,107
284,632	1,316,792	62,979	120,164

(738,077)	(31,814,383)	(2,278,392)	(2,183,166)

5,424,772	17,710,145	778,121	1,575,879

$40,736,619	$198,580,037	$24,236,789	$22,611,984

$35,104,409	$179,001,094	$23,199,738	$20,204,732

$7,023	$606,410	$475,782	$40,999

$13,033,060	$70,273,720	$4,964,687	$9,296,773
6,911,085	14,122,124	2,349,165	4,076,977
5,321,893	17,873,784	—	3,953,317
15,470,581	96,310,409	16,922,937	5,284,917

1,113,000	4,577,055	524,495	954,804
599,603	1,203,786	252,519	421,256
457,549	1,236,310	—	407,421
1,314,946	6,257,417	1,776,267	542,521

$11.71	$15.35	$9.47	$9.74
11.53	11.73	9.30	9.68
11.63	14.46	—	9.70
11.77	15.39	9.53	9.74
4.75%	4.75%	4.75%	4.75%
$12.29	$16.12	$9.94	$10.23

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	35

FINANCIAL INFORMATION

Statements of Operations For the Six-Month Period Ended June 30, 2016 (unaudited)	RS International
Investment Income
Dividends	$587,471
Other income	23
Withholding taxes on foreign dividends	(56,450)

Total Investment Income	531,044

Expenses
Investment advisory fees	102,098
Distribution fees	38,786
Custodian fees	31,422
Registration fees	28,954
Transfer agent fees	25,119
Professional fees	21,828
Shareholder reports	2,575
Administrative service fees	2,320
Trustees’ fees	1,029
Insurance expense	428
Other expenses	7,289

Total Expenses	261,848

Less: Fee waiver by adviser	(76,297)

Total Expenses, Net	185,551

Net Investment Income	345,493

Realized Gain/(Loss) and Change in Unrealized Appreciation/Depreciation on Investments, Foreign Currency Transactions and Foreign Capital Gains Tax
Net realized loss from investments	(1,360,319)
Net realized loss from foreign currency transactions	(3,932)
Foreign capital gains taxes paid	—
Net change in unrealized appreciation/depreciation on investments	245,891
Net change in unrealized appreciation/depreciation on translation of assets and liabilities in foreign currencies	3,667
Net change in accrued foreign capital gains tax	—

Net Gain/(Loss) on Investments, Foreign Currency Transactions and Foreign Capital Gains Tax	(1,114,693)

Net Increase/(Decrease) in Net Assets Resulting from Operations	$(769,200)

36	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

RS Global	RS Emerging Markets	RS Emerging Markets Small Cap	RS China

$657,792	$3,153,972	$295,383	$350,230
82	144	—	50
(41,225)	(335,050)	(31,058)	(27,069)

616,649	2,819,066	264,325	323,211

162,762	949,053	147,331	118,818
68,300	212,730	17,593	42,645
29,595	75,854	34,100	25,794
29,404	31,080	24,434	28,799
14,020	154,177	5,206	7,343
21,551	37,976	20,809	19,107
2,383	22,758	1,967	1,578
2,981	10,258	1,826	2,153
1,517	8,096	920	911
541	3,781	366	402
7,419	5,051	1,727	1,584

340,473	1,510,814	256,279	249,134

(42,377)	(14,388)	(61,890)	(47,122)

298,096	1,496,426	194,389	202,012

318,553	1,322,640	69,936	121,199

(589,077)	(14,856,604)	(951,044)	(755,625)
(9,278)	(88,636)	(15,991)	(2,582)
(4,744)	(27,291)	—	—
761,062	22,754,876	320,387	(741,733)

2,703	14,207	2,860	268
(8,094)	(202,776)	(28,815)	—

152,572	7,593,776	(672,603)	(1,499,672)

$471,125	$8,916,416	$(602,667)	$(1,378,473)

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	37

FINANCIAL INFORMATION

Statements of Changes in Net Assets Six-Months-Ended Numbers are unaudited	RS International

	For the Six Months Ended 6/30/16	For the Year Ended 12/31/15

Operations
Net investment income	$345,493	$442,729
Net realized gain/(loss) from investments, foreign currency transactions and foreign capital gains tax	(1,364,251)	(618,201)
Net change in unrealized appreciation/depreciation on investments, foreign capital gains tax and translation of assets and liabilities in foreign currencies	249,558	530,358

Net Increase/(Decrease) in Net Assets Resulting from Operations	(769,200)	354,886

Distributions to Shareholders
Net investment income
Class A	—	(299,475)
Class C	—	(20,939)
Class K	—	(34,159)
Class Y	—	(66,368)
Net realized gain on investments
Class A	—	(396)
Class C	—	(53)
Class K	—	(63)
Class Y	—	(79)

Total Distributions	—	(421,532)

Capital Share Transactions
Proceeds from sales of shares	865,953	5,223,652
Reinvestment of distributions	—	412,646
Cost of shares redeemed	(3,217,609)	(10,003,696)

Net Increase/(Decrease) in Net Assets Resulting from Capital Share Transactions	(2,351,656)	(4,367,398)

Net Increase/(Decrease) in Net Assets	(3,120,856)	(4,434,044)

Net Assets
Beginning of period	27,995,886	32,429,930

End of period	$24,875,030	$27,995,886

Distributions in Excess of Net Investment Income Included in Net Assets	$—	$(37,004)

Accumulated Net Investment Income/(Loss) Included in Net Assets	$308,489	$—

Other Information:
Shares
Sold	96,320	530,604
Reinvested	—	43,615
Redeemed	(368,027)	(1,016,880)

Net Increase/(Decrease)	(271,707)	(442,661)

38	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

RS Global		RS Emerging Markets		RS Emerging Markets Small Cap

For the Six Months Ended 6/30/16	For the Year Ended 12/31/15	For the Six Months Ended 6/30/16	For the Year Ended 12/31/15	For the Six Months Ended 6/30/16	For the Year Ended 12/31/15

$318,553	$353,941	$1,322,640	$1,660,441	$69,936	$90,064

(603,099)	1,190,830	(14,972,531)	(11,300,983)	(967,035)	(1,129,640)

755,671	(185,493)	22,566,307	(22,488,832)	294,432	(447,964)

471,125	1,359,278	8,916,416	(32,129,374)	(602,667)	(1,487,540)

—	(125,840)	—	—	—	—
—	(12,363)	—	—	—	—
—	(25,309)	—	—	—	—
—	(175,499)	—	(171,638)	—	—

—	(365,603)	—	(2,043,682)	—	—
—	(201,117)	—	(526,824)	—	—
—	(144,440)	—	(526,612)	—	—
—	(417,705)	—	(2,559,561)	—	—

—	(1,467,876)	—	(5,828,317)	—	—

1,393,738	10,281,480	13,879,425	57,333,546	35,243	1,275,072
—	376,274	—	5,468,427	—	—
(3,488,480)	(8,347,920)	(31,430,333)	(111,323,284)	(476,483)	(2,340,974)

(2,094,742)	2,309,834	(17,550,908)	(48,521,311)	(441,240)	(1,065,902)

(1,623,617)	2,201,236	(8,634,492)	(86,479,002)	(1,043,907)	(2,553,442)

42,360,236	40,159,000	207,214,529	293,693,531	25,280,696	27,834,138

$40,736,619	$42,360,236	$198,580,037	$207,214,529	$24,236,789	$25,280,696

$—	$(33,921)	$—	$(5,848)	$—	$—

$284,632	$—	$1,316,792	$—	$62,979	$(6,957)

121,371	846,414	981,466	3,477,722	3,793	122,999
—	32,635	—	386,932	—	—
(306,693)	(687,683)	(2,290,008)	(6,763,351)	(52,868)	(221,242)

(185,322)	191,366	(1,308,542)	(2,898,697)	(49,075)	(98,243)

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	39

FINANCIAL INFORMATION

Statements of Changes in Net Assets (continued) Six-Months-Ended Numbers are unaudited	RS China

	For the Six Months Ended 6/30/16	For the Year Ended 12/31/15

Operations
Net investment income	$121,199	$156,689
Net realized gain/(loss) from investments and foreign currency transactions	(758,207)	240,876
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities in foreign currencies	(741,465)	(1,625,589)

Net Decrease in Net Assets Resulting from Operations	(1,378,473)	(1,228,024)

Distributions to Shareholders
Net investment income
Class A	—	(140,653)
Class C	—	(25,904)
Class K	—	(42,494)
Class Y	—	(115,156)

Total Distributions	—	(324,207)

Capital Share Transactions
Proceeds from sales of shares	4,613,692	19,587,725
Reinvestment of distributions	—	50,128
Cost of shares redeemed	(6,365,173)	(22,541,551)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(1,751,481)	(2,903,698)

Net Decrease in Net Assets	(3,129,954)	(4,455,929)

Net Assets
Beginning of period	25,741,938	30,197,867

End of period	$22,611,984	$25,741,938

Distributions in Excess of Net Investment Income Included in Net Assets	$—	$(1,035)

Accumulated Net Investment Income Included in Net Assets	$120,164	$—

Other Information:
Shares
Sold	515,618	1,643,578
Reinvested	—	4,908
Redeemed	(694,008)	(1,918,227)

Net Decrease	(178,390)	(269,741)

40	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank

www.rsinvestments.com	41

FINANCIAL INFORMATION

The Financial Highlights table is intended to help you understand each Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception of each Fund’s share classes). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all distributions).

Financial Highlights Six-Months-Ended Numbers are unaudited
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)[2]	Net Realized and Unrealized Gain/(Loss)	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains	Total Distributions
RS International Fund
Class A
Six Months Ended 6/30/16[1]	$9.78	$0.13	$(0.39)	$(0.26)	$—	$—	$—
Year Ended 12/31/15	9.87	0.15	(0.09)	0.06	(0.15)	— [5]	(0.15)
Year Ended 12/31/14	13.24	0.23	(0.98)	(0.75)	(0.21)	(2.41)	(2.62)
Year Ended 12/31/13	18.08	0.23	1.91	2.14	(0.87)	(6.11)	(6.98)
Year Ended 12/31/12	15.44	0.12	2.60	2.72	(0.08)	—	(0.08)
Year Ended 12/31/11	17.79	0.14	(2.61)	(2.47)	— [5]	—	— [5]

Class C
Six Months Ended 6/30/16[1]	$7.26	$0.07	$(0.28)	$(0.21)	$—	$—	$—
Year Ended 12/31/15	7.36	0.05	(0.07)	(0.02)	(0.08)	— [5]	(0.08)
Year Ended 12/31/14	10.62	0.06	(0.78)	(0.72)	(0.13)	(2.41)	(2.54)
Year Ended 12/31/13	15.85	0.04	1.59	1.63	(0.75)	(6.11)	(6.86)
Year Ended 12/31/12	13.61	(0.02)	2.29	2.27	(0.03)	—	(0.03)
Year Ended 12/31/11	15.79	0.04	(2.34)	(2.30)	— [5]	—	— [5]

Class K
Six Months Ended 6/30/16[1]	$9.18	$0.10	$(0.36)	$(0.26)	$—	$—	$—
Year Ended 12/31/15	9.27	0.11	(0.09)	0.02	(0.11)	— [5]	(0.11)
Year Ended 12/31/14	12.63	0.15	(0.94)	(0.79)	(0.16)	(2.41)	(2.57)
Year Ended 12/31/13	17.58	0.14	1.83	1.97	(0.81)	(6.11)	(6.92)
Year Ended 12/31/12	15.03	0.06	2.52	2.58	(0.03)	—	(0.03)
Year Ended 12/31/11	17.39	0.10	(2.58)	(2.48)	— [5]	—	— [5]

Class Y
Six Months Ended 6/30/16[1]	$9.62	$0.14	$(0.38)	$(0.24)	$—	$—	$—
Year Ended 12/31/15	9.70	0.18	(0.09)	0.09	(0.17)	— [5]	(0.17)
Year Ended 12/31/14	13.08	0.25	(0.96)	(0.71)	(0.26)	(2.41)	(2.67)
Year Ended 12/31/13	18.04	0.37	1.86	2.23	(1.08)	(6.11)	(7.19)
Year Ended 12/31/12	15.42	0.16	2.61	2.77	(0.15)	—	(0.15)
Year Ended 12/31/11	17.76	0.06	(2.47)	(2.41)	(0.05)	—	(0.05)

See notes to Financial Highlights on pages 50-51.

42	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

Increase from Regulatory Settlements	Net Asset Value, End of Period	Total Return[3]		Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[4]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income/ (Loss) to Average Net Assets[4]	Gross Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$—	$9.52	(2.66)%		$17,669	1.40%	1.98%	2.77%	2.19%	58%
—	9.78	0.64%		19,416	1.40%	1.89%	1.49%	1.00%	117%
—	9.87	(5.80)%		22,388	1.40%	1.81%	1.74%	1.33%	186%
—	13.24	15.55%		31,483	1.40%	1.61%	1.46%	1.25%	41%	[7]
—	18.08	17.65%		34,005	1.34%	1.34%	0.73%	0.73%	21%
0.12	15.44	(13.19)%	[6]	29,807	1.40%	1.42%	0.82%	0.80%	15%

$—	$7.05	(2.89)%		$1,390	2.15%	2.91%	1.94%	1.18%	58%
—	7.26	(0.27)%		1,969	2.27%	2.82%	0.65%	0.10%	117%
—	7.36	(6.90)%		2,418	2.55%	2.75%	0.54%	0.34%	186%
—	10.62	14.24%		2,390	2.55%	2.55%	0.29%	0.29%	41%	[7]
—	15.85	16.69%		2,370	2.20%	2.20%	(0.12)%	(0.12)%	21%
0.12	13.61	(13.78)%	[6]	1,600	2.14%	2.14%	0.26%	0.26%	15%

$—	$8.92	(2.83)%		$2,446	1.80%	2.35%	2.38%	1.83%	58%
—	9.18	0.22%		2,707	1.86%	2.28%	1.11%	0.69%	117%
—	9.27	(6.37)%		3,403	1.96%	2.19%	1.20%	0.97%	186%
—	12.63	14.93%		4,479	1.96%	1.99%	0.91%	0.88%	41%	[7]
—	17.58	17.18%		4,247	1.74%	1.74%	0.38%	0.38%	21%
0.12	15.03	(13.55)%	[6]	4,132	1.78%	1.78%	0.59%	0.59%	15%

$—	$9.38	(2.49)%		$3,370	1.15%	1.81%	2.98%	2.32%	58%
—	9.62	0.92%		3,904	1.15%	1.75%	1.76%	1.16%	117%
—	9.70	(5.60)%		4,221	1.15%	1.51%	1.95%	1.59%	186%
—	13.08	16.29%		7,232	1.01%	1.01%	1.96%	1.96%	41%	[7]
—	18.04	18.00%		867,731	1.02%	1.02%	0.94%	0.94%	21%
0.12	15.42	(12.90)%	[6]	454,722	1.04%	1.04%	0.38%	0.38%	15%

See notes to Financial Highlights on pages 50-51.

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	43

FINANCIAL INFORMATION

Financial Highlights (continued) Six-Months-Ended Numbers are unaudited
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)[2]	Net Realized and Unrealized Gain/(Loss)	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains	Total Distributions
RS Global Fund
Class A
Six Months Ended 6/30/16[1]	$11.56	$0.09	$0.06	$0.15	$—	$—	$—
Year Ended 12/31/15	11.56	0.11	0.32	0.43	(0.11)	(0.32)	(0.43)
Year Ended 12/31/14	11.65	0.10	0.45	0.55	(0.08)	(0.56)	(0.64)
Year Ended 12/31/13	10.26	0.06	2.87	2.93	(0.13)	(1.41)	(1.54)
Year Ended 12/31/12	8.79	0.12	1.44	1.56	(0.09)	—	(0.09)
Period From 5/6/11[8] to 12/31/11[1]	10.00	0.02	(1.23)	(1.21)	—	—	—

Class C
Six Months Ended 6/30/16[1]	$11.42	$0.05	$0.06	$0.11	$—	$—	$—
Year Ended 12/31/15	11.43	0.01	0.32	0.33	(0.02)	(0.32)	(0.34)
Year Ended 12/31/14	11.54	0.01	0.44	0.45	—	(0.56)	(0.56)
Year Ended 12/31/13	10.19	(0.03)	2.84	2.81	(0.05)	(1.41)	(1.46)
Year Ended 12/31/12	8.74	0.06	1.44	1.50	(0.05)	—	(0.05)
Period From 5/6/11[8] to 12/31/11[1]	10.00	(0.03)	(1.23)	(1.26)	—	—	—

Class K
Six Months Ended 6/30/16[1]	$11.50	$0.07	$0.06	$0.13	$—	$—	$—
Year Ended 12/31/15	11.50	0.06	0.32	0.38	(0.06)	(0.32)	(0.38)
Year Ended 12/31/14	11.59	0.06	0.44	0.50	(0.03)	(0.56)	(0.59)
Year Ended 12/31/13	10.22	0.01	2.86	2.87	(0.09)	(1.41)	(1.50)
Year Ended 12/31/12	8.76	0.10	1.45	1.55	(0.09)	—	(0.09)
Period From 5/6/11[8] to 12/31/11[1]	10.00	(0.01)	(1.23)	(1.24)	—	—	—

Class Y
Six Months Ended 6/30/16[1]	$11.60	$0.11	$0.06	$0.17	$—	$—	$—
Year Ended 12/31/15	11.59	0.15	0.31	0.46	(0.13)	(0.32)	(0.45)
Year Ended 12/31/14	11.67	0.14	0.45	0.59	(0.11)	(0.56)	(0.67)
Year Ended 12/31/13	10.27	0.10	2.88	2.98	(0.17)	(1.41)	(1.58)
Year Ended 12/31/12	8.81	0.15	1.46	1.61	(0.15)	—	(0.15)
Period From 5/6/11[8] to 12/31/11[1]	10.00	0.03	(1.22)	(1.19)	—	—	—

See notes to Financial Highlights on pages 50-51.

44	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

Net Asset Value, End of Period	Total Return[3]	Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[4]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income/ (Loss) to Average Net Assets[4]	Gross Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$11.71	1.30%	$13,033	1.40%	1.61%	1.63%	1.42%	64%
11.56	3.68%	13,857	1.36%	1.57%	0.90%	0.69%	90%
11.56	4.70%	13,015	1.40%	1.63%	0.85%	0.62%	130%
11.65	29.02%	12,539	1.40%	1.67%	0.50%	0.23%	137%	[7]
10.26	17.81%	9,557	1.40%	1.95%	1.22%	0.67%	28%
8.79	(12.10)%	11,211	1.40%	1.78%	0.27%	(0.11)%	9%

$11.53	0.96%	$6,911	2.17%	2.35%	0.85%	0.67%	64%
11.42	2.85%	7,367	2.17%	2.38%	0.11%	(0.10)%	90%
11.43	3.87%	6,538	2.17%	2.43%	0.10%	(0.16)%	130%
11.54	28.04%	5,997	2.15%	2.42%	(0.26)%	(0.53)%	137%	[7]
10.19	17.18%	4,171	1.94%	2.49%	0.60%	0.05%	28%
8.74	(12.60)%	3,508	2.31%	2.69%	(0.60)%	(0.98)%	9%

$11.63	1.13%	$5,322	1.79%	1.97%	1.25%	1.07%	64%
11.50	3.23%	5,265	1.78%	2.00%	0.50%	0.28%	90%
11.50	4.25%	5,272	1.80%	2.04%	0.47%	0.23%	130%
11.59	28.47%	5,311	1.79%	2.06%	0.10%	(0.17)%	137%	[7]
10.22	17.70%	4,126	1.52%	2.07%	1.02%	0.47%	28%
8.76	(12.40)%	3,505	1.90%	2.28%	(0.19)%	(0.57)%	9%

$11.77	1.47%	$15,471	1.09%	1.32%	1.94%	1.71%	64%
11.60	3.96%	15,871	1.09%	1.36%	1.21%	0.94%	90%
11.59	5.04%	15,334	1.09%	1.33%	1.17%	0.93%	130%
11.67	29.50%	13,364	1.05%	1.32%	0.85%	0.58%	137%	[7]
10.27	18.30%	11,711	0.89%	1.44%	1.59%	1.04%	28%
8.81	(11.90)%	7,514	1.10%	1.48%	0.61%	0.23%	9%

See notes to Financial Highlights on pages 50-51.

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	45

FINANCIAL INFORMATION

Financial Highlights (continued) Six-Months-Ended Numbers are unaudited
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)[2]	Net Realized and Unrealized Gain/(Loss)	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains	Total Distributions
RS Emerging Markets Fund
Class A
Six Months Ended 6/30/16[1]	$14.60	$0.09	$0.66	$0.75	$—	$—	$—
Year Ended 12/31/15	17.22	0.10	(2.33)	(2.23)	—	(0.39)	(0.39)
Year Ended 12/31/14	19.34	0.12	(0.82)	(0.70)	(0.17)	(1.25)	(1.42)
Year Ended 12/31/13	23.88	0.09	(1.37)	(1.28)	(0.01)	(3.39)	(3.40)
Year Ended 12/31/12	21.13	0.07	2.73	2.80	(0.05)	—	(0.05)
Year Ended 12/31/11	26.74	0.07	(5.68)	(5.61)	—	—	—

Class C
Six Months Ended 6/30/16[1]	$11.20	$0.03	$0.50	$0.53	$—	$—	$—
Year Ended 12/31/15	13.43	(0.02)	(1.82)	(1.84)	—	(0.39)	(0.39)
Year Ended 12/31/14	15.43	(0.03)	(0.64)	(0.67)	(0.08)	(1.25)	(1.33)
Year Ended 12/31/13	19.90	(0.03)	(1.16)	(1.19)	—	(3.39)	(3.39)
Year Ended 12/31/12	17.72	(0.08)	2.26	2.18	—	—	—
Year Ended 12/31/11	22.59	(0.10)	(4.77)	(4.87)	—	—	—

Class K
Six Months Ended 6/30/16[1]	$13.76	$0.07	$0.63	$0.70	$—	$—	$—
Year Ended 12/31/15	16.31	0.05	(2.21)	(2.16)	—	(0.39)	(0.39)
Year Ended 12/31/14	18.44	0.07	(0.79)	(0.72)	(0.16)	(1.25)	(1.41)
Year Ended 12/31/13	22.97	0.07	(1.34)	(1.27)	—	(3.39)	(3.39)
Year Ended 12/31/12	20.36	0.01	2.60	2.61	—	—	—
Year Ended 12/31/11	25.86	(0.02)	(5.48)	(5.50)	—	—	—

Class Y
Six Months Ended 6/30/16[1]	$14.61	$0.12	$0.66	$0.78	$—	$—	$—
Year Ended 12/31/15	17.22	0.15	(2.34)	(2.19)	(0.03)	(0.39)	(0.42)
Year Ended 12/31/14	19.38	0.20	(0.83)	(0.63)	(0.28)	(1.25)	(1.53)
Year Ended 12/31/13	23.92	0.10	(1.30)	(1.20)	(0.09)	(3.39)	(3.48)
Year Ended 12/31/12	21.18	0.15	2.70	2.85	(0.11)	—	(0.11)
Year Ended 12/31/11	26.75	0.12	(5.69)	(5.57)	—	—	—

See notes to Financial Highlights on pages 50-51.

46	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

Increase from Contribution by Adviser	Net Asset Value, End of Period	Total Return[3]		Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[4]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income/ (Loss) to Average Net Assets[4]	Gross Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$—	$15.35	5.14%		$70,274	1.65%	1.65%	1.30%	1.30%	52%
—	14.60	(12.94)%		74,837	1.57%	1.57%	0.60%	0.60%	111%
—	17.22	(3.54)%		123,778	1.65%	1.69%	0.62%	0.58%	138%
0.14	19.34	(4.74)%	[9]	225,463	1.65%	1.65%	0.42%	0.42%	224%	[10]
—	23.88	13.26%		533,677	1.53%	1.53%	0.30%	0.30%	49%
—	21.13	(20.98)%		919,103	1.49%	1.49%	0.27%	0.27%	44%

$—	$11.73	4.73%		$14,122	2.45%	2.45%	0.48%	0.48%	52%
—	11.20	(13.68)%		15,096	2.38%	2.38%	(0.19)%	(0.19)%	111%
—	13.43	(4.25)%		21,416	2.45%	2.45%	(0.18)%	(0.18)%	138%
0.11	15.43	(5.46)%	[9]	31,349	2.43%	2.43%	(0.21)%	(0.21)%	224%	[10]
—	19.90	12.30%		52,280	2.32%	2.32%	(0.42)%	(0.42)%	49%
—	17.72	(21.56)%		62,237	2.26%	2.26%	(0.50)%	(0.50)%	44%

$—	$14.46	5.09%		$17,874	1.91%	1.91%	1.05%	1.05%	52%
—	13.76	(13.23)%		18,648	1.87%	1.87%	0.33%	0.33%	111%
—	16.31	(3.81)%		24,143	1.94%	1.94%	0.36%	0.36%	138%
0.13	18.44	(4.95)%	[9]	28,038	1.90%	1.90%	0.37%	0.37%	224%	[10]
—	22.97	12.82%		36,130	1.88%	1.88%	0.03%	0.03%	49%
—	20.36	(21.27)%		36,423	1.87%	1.87%	(0.09)%	(0.09)%	44%

$—	$15.39	5.34%		$96,310	1.32%	1.35%	1.67%	1.64%	52%
—	14.61	(12.73)%		98,634	1.30%	1.30%	0.89%	0.89%	111%
—	17.22	(3.18)%		124,357	1.31%	1.31%	1.03%	1.03%	138%
0.14	19.38	(4.32)%	[9]	192,620	1.31%	1.31%	0.46%	0.46%	224%	[10]
—	23.92	13.47%		776,722	1.31%	1.31%	0.64%	0.64%	49%
—	21.18	(20.82)%		554,099	1.32%	1.32%	0.49%	0.49%	44%

See notes to Financial Highlights on pages 50-51.

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	47

FINANCIAL INFORMATION

Financial Highlights (continued) Six-Months-Ended Numbers are unaudited
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)[2]	Net Realized and Unrealized Gain/(Loss)	Total Operations	Distributions From Net Investment Income		Distributions From Net Realized Capital Gains	Return of Capital		Total Distributions
RS Emerging Markets Small Cap Fund
Class A
Six Months Ended 6/30/16[1]	$9.69	$0.02	$(0.24)	$(0.22)	$—		$—	$—		$—
Year Ended 12/31/15	10.31	0.01	(0.63)	(0.62)	—		—	—		—
Period From 1/31/14[8] to 12/31/14[1]	10.00	0.03	0.28	0.31	—	[5]	—	—	[5]	—	[5]

Class C
Six Months Ended 6/30/16[1]	$9.56	$(0.01)	$(0.25)	$(0.26)	$—		$—	$—		$—
Year Ended 12/31/15	10.23	(0.05)	(0.62)	(0.67)	—		—	—		—
Period From 1/31/14[8] to 12/31/14[1]	10.00	(0.04)	0.27	0.23	—		—	—		—

Class Y
Six Months Ended 6/30/16[1]	$9.74	$0.03	$(0.24)	$(0.21)	$—		$—	$—		$—
Year Ended 12/31/15	10.32	0.06	(0.64)	(0.58)	—		—	—		—
Period From 1/31/14[8] to 12/31/14[1]	10.00	0.08	0.26	0.34	(0.02)		—	—	[5]	(0.02)

See notes to Financial Highlights on pages 50-51.

48	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

Net Asset Value, End of Period	Total Return[3]	Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[4]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income/ (Loss) to Average Net Assets[4]	Gross Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$9.47	(2.27)%	$4,965	1.75%	2.29%	0.50%	(0.04)%	56%
9.69	(6.01)%	5,083	1.92%	2.44%	0.08%	(0.44)%	107%
10.31	3.10%	6,808	1.88%	2.29%	0.30%	(0.11)%	110%

$9.30	(2.72)%	$2,349	2.50%	3.07%	(0.27)%	(0.84)%	56%
9.56	(6.55)%	2,617	2.54%	3.05%	(0.50)%	(1.01)%	107%
10.23	2.30%	2,586	2.69%	3.10%	(0.43)%	(0.84)%	110%

$9.53	(2.16)%	$16,923	1.50%	2.02%	0.74%	0.22%	56%
9.74	(5.62)%	17,581	1.50%	2.01%	0.53%	0.02%	107%
10.32	3.45%	18,440	1.50%	1.91%	0.76%	0.35%	110%

See notes to Financial Highlights on pages 50-51.

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	49

FINANCIAL INFORMATION

Financial Highlights (continued) Six-Months-Ended Numbers are unaudited
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)[2]		Net Realized and Unrealized Gain/(Loss)	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains
RS China Fund
Class A
Six Months Ended 6/30/16[1]	$10.29	$0.06		$(0.61)	$(0.55)	$—	$—
Year Ended 12/31/15	10.90	0.07		(0.53)	(0.46)	(0.15)	—
Year Ended 12/31/14	10.31	0.12		0.59	0.71	(0.12)	—
Year Ended 12/31/13	9.06	0.11		1.28	1.39	(0.14)	—
Year Ended 12/31/12	7.51	0.07		1.55	1.62	(0.07)	—
Period From 5/16/11[8] to 12/31/11[1]	10.00	0.06		(2.49)	(2.43)	(0.06)	—
Class C
Six Months Ended 6/30/16[1]	$10.26	$0.02		$(0.60)	$(0.58)	$—	$—
Year Ended 12/31/15	10.86	(0.01)		(0.53)	(0.54)	(0.06)	—
Year Ended 12/31/14	10.30	0.05		0.57	0.62	(0.06)	—
Year Ended 12/31/13	9.05	0.04		1.27	1.31	(0.06)	—
Year Ended 12/31/12	7.50	0.02		1.56	1.58	(0.03)	—
Period From 5/16/11[8] to 12/31/11[1]	10.00	—	[5]	(2.50)	(2.50)	—	—
Class K
Six Months Ended 6/30/16[1]	$10.27	$0.04		$(0.61)	$(0.57)	$—	$—
Year Ended 12/31/15	10.88	0.02		(0.53)	(0.51)	(0.10)	—
Year Ended 12/31/14	10.32	0.09		0.56	0.65	(0.09)	—
Year Ended 12/31/13	9.06	0.07		1.29	1.36	(0.10)	—
Year Ended 12/31/12	7.51	0.04		1.56	1.60	(0.05)	—
Period From 5/16/11[8] to 12/31/11[1]	10.00	0.03		(2.50)	(2.47)	(0.02)	—
Class Y
Six Months Ended 6/30/16[1]	$10.28	$0.07		$(0.61)	$(0.54)	$—	$—
Year Ended 12/31/15	10.89	0.13		(0.56)	(0.43)	(0.18)	—
Year Ended 12/31/14	10.32	0.16		0.58	0.74	(0.17)	—
Year Ended 12/31/13	9.06	0.15		1.28	1.43	(0.17)	—
Year Ended 12/31/12	7.51	0.09		1.56	1.65	(0.10)	—
Period From 5/16/11[8] to 12/31/11[1]	10.00	0.08		(2.50)	(2.42)	(0.07)	—

Distributions reflect actual per-share amounts distributed for the period.

[1]	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate.

[2]	Calculated based on the average shares outstanding during the period.

[3]	Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.

[4]

Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income/(Loss) to Average Net Assets include the effect of fee waivers and expense limitations and exclude the effect of custody credits, if applicable.

[5]	Rounds to $0.00 per share.

50	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

Total Distributions	Net Asset Value, End of Period	Total Return[3]	Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[4]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income/ (Loss) to Average Net Assets[4]	Gross Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$—	$9.74	(5.35)%	$9,297	1.74%	2.16%	1.28%	0.86%	38%
(0.15)	10.29	(4.26)%	9,985	1.75%	2.02%	0.59%	0.32%	125%
(0.12)	10.90	6.88%	11,373	1.75%	2.26%	1.18%	0.67%	133%
(0.14)	10.31	15.33%	10,919	1.75%	2.05%	1.12%	0.82%	200%	[10]
(0.07)	9.06	21.65%	8,500	1.75%	2.06%	0.81%	0.50%	23%

(0.06)	7.51	(24.32)%	6,784	1.75%	2.27%	1.20%	0.68%	9%

$—	$9.68	(5.65)%	$4,077	2.50%	2.91%	0.52%	0.11%	38%
(0.06)	10.26	(4.96)%	4,381	2.50%	2.75%	(0.10)%	(0.35)%	125%
(0.06)	10.86	5.99%	4,434	2.50%	2.87%	0.50%	0.13%	133%
(0.06)	10.30	14.51%	4,192	2.52%	2.82%	0.41%	0.11%	200%	[10]
(0.03)	9.05	21.12%	3,661	2.26%	2.57%	0.29%	(0.02)%	23%

—	7.50	(25.00)%	3,017	2.98%	3.50%	(0.01)%	(0.53)%	9%

$—	$9.70	(5.55)%	$3,953	2.14%	2.55%	0.91%	0.50%	38%
(0.10)	10.27	(4.64)%	4,185	2.14%	2.39%	0.20%	(0.05)%	125%
(0.09)	10.88	6.36%	4,433	2.14%	2.49%	0.86%	0.51%	133%
(0.10)	10.32	14.98%	4,204	2.16%	2.46%	0.78%	0.48%	200%	[10]
(0.05)	9.06	21.33%	3,657	2.04%	2.35%	0.51%	0.20%	23%

(0.02)	7.51	(24.66)%	3,014	2.35%	2.87%	0.63%	0.11%	9%

$—	$9.74	(5.25)%	$5,285	1.42%	1.92%	1.46%	0.96%	38%
(0.18)	10.28	(3.96)%	7,191	1.42%	1.73%	1.11%	0.80%	125%
(0.17)	10.89	7.19%	9,958	1.42%	1.77%	1.58%	1.23%	133%
(0.17)	10.32	15.77%	9,386	1.43%	1.73%	1.54%	1.24%	200%	[10]
(0.10)	9.06	22.03%	7,947	1.43%	1.74%	1.12%	0.81%	23%

(0.07)	7.51	(24.13)%	6,485	1.41%	1.93%	1.56%	1.04%	9%

[6]

Without the effect of the income from regulatory settlements, the total returns would have been (13.49)%, (14.07)%, (13.86)%, and (13.16)% for Class A, Class C, Class K and Class Y, respectively. The total return impact from regulatory settlements is calculated based on average shares outstanding for the period.

[7]	The portfolio turnover rate was significantly higher than in prior periods due to trading in the Fund by the Fund’s new portfolio management team, effective as of July 1, 2013.

[8]	Inception date.

[9]

Without the effect of the contribution by the adviser, the total returns would have been (5.50)%, (6.22)%, (5.64)%, and (5.05)% for Class A, Class C, Class K and Class Y, respectively. The total return impact from contribution by adviser is calculated based on average shares outstanding for the period.

[10]	The portfolio turnover rate was significantly higher than in prior periods due to trading in the Fund by the Fund’s new portfolio management team, effective as of March 1, 2013.

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	51

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Notes to Financial Statements

June 30, 2016 (unaudited)

RS Investment Trust (the “Trust”), a Massachusetts business trust organized on May 11, 1987, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. These financial statements relate to five series offered by the Trust: RS International Fund, RS Global Fund, RS Emerging Markets Fund, RS Emerging Markets Small Cap Fund and RS China Fund (each a “Fund,” collectively the “Funds”). All of the Funds are diversified funds. The financial statements for the other remaining series of the Trust are presented in separate reports.

RS International Fund, RS Global Fund, RS Emerging Markets Fund, and RS China Fund offer Class A, C, K and Y shares. RS Emerging Markets Small Cap Fund offers Class A, C and Y shares. The various classes differ principally in their respective sales charges, transfer agent expenses, and other expenses. In general, all classes of shares have identical rights to earnings, assets and voting privileges, except for certain differences, including class-specific expenses and voting rights with respect to matters affecting fewer than all classes or in which the interests of one class differ from the interests of any other class.

The Trust has an unlimited number of authorized shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”) less any applicable sales charge.

Note 1 Significant Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations Marketable securities are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”) are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates market value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods.

52	www.rsinvestments.com

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Securities for which market quotations are not readily available or for which market quotations may be considered unreliable are valued at their fair values as determined in accordance with guidelines and procedures adopted by the Trust’s Board of Trustees.

Securities whose values have been materially affected by events occurring before the Funds’ valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with guidelines and procedures adopted by the Board of Trustees. In addition, the values of a Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities.

In accordance with FASB Accounting Standards Codification Topic 820 (“ASC Topic 820”), fair value is defined as the price that the Funds would receive upon selling an investment in an “arm’s length” transaction to a willing buyer in the principal or most advantageous market for the investment. ASC Topic 820 established a hierarchy for classification of fair value measurements for disclosure purposes. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•

Level 2 — inputs other than unadjusted quoted prices that are observable either directly or indirectly (including adjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A security’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2016, the Funds held one security classified as Level 3.

The Funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the reporting period. Transfers between Levels 1 and 2 related to certain exchange-traded foreign securities whose prices may have been affected by events

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

occurring after the close of trading on the exchange and, as a result, whose values were determined by a pricing service using pricing models in accordance with methods approved by the Funds’ Board of Trustees. Transfers between Levels 2 and 3 related to securities which have significant unobservable inputs, as they trade infrequently or not at all.

Transfers into and out of each level of the fair value hierarchy for the six months ended June 30, 2016, were as follows:

	Transfers into Level 1	Transfers (out) of Level 1	Transfers into Level 2	Transfers (out) of Level 2	Transfers into Level 3	Transfers (out) of Level 3
RS Global Fund
Common Stocks	$328,086	$—	$—	$(328,086)	$—	$—
RS Emerging Markets Fund
Common Stocks	4,442,534	(1,853,794)	1,853,794	(4,442,534)	—	—
RS Emerging Markets Small Cap Fund
Common Stocks	124,285	—	—	(124,285)	—	—

In determining a security’s placement within the hierarchy, the Trust separates the Funds’ investment portfolios into two categories: investments and derivatives (e.g., futures).

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Funds’ Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated

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by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

b. Taxes The Funds intend to continue complying with the requirements of the Internal Revenue Code to qualify as regulated investment companies and to distribute substantially all net investment income and realized net capital gains, if any, to shareholders. Therefore, the Funds do not expect to be subject to income tax, and no provision for such tax has been made.

From time to time, however, a Fund may choose to pay an excise tax if the cost of making the required distribution exceeds the amount of the excise tax.

As of June 30, 2016, the Trust has reviewed the tax positions for open periods, as applicable to the Funds, and has determined that no provision for income tax is required in the Funds’ financial statements. The Trust is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statement of Operations. For the six months ended June 30, 2016, the Funds did not incur any such interest or penalties. RS International Fund, RS Global Fund, RS Emerging Markets Fund and RS China Fund are not subject to examination by U.S. federal tax authorities for tax years before 2012 and by state authorities for tax years before 2011. RS Emerging Markets Small Cap Fund is subject to U.S. federal and state authority examination since inception.

c. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

d. Foreign Currency Translation The accounting records of the Funds are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Funds denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

e. Foreign Capital Gains Tax Gains realized by the Funds on the sale of securities in certain foreign countries are subject to non-U.S. taxes. The Funds record a liability based on unrealized gains to provide for non-U.S. taxes likely to be payable upon the sale of such securities.

f. Investment Income Dividend income is generally recorded on the ex-dividend date. Interest income, which includes amortization/accretion of premium/discount, is accrued and recorded daily.

In calculating net asset value per share for each class, investment income, realized and unrealized gains and losses, and expenses other than class-specific expenses are allocated daily to each class of shares based upon the proportion of net assets attributable to each class at the beginning of the day.

g. Expenses Many expenses of the Trust can be directly attributed to a specific Fund. Expenses that cannot be directly attributed to a specific Fund are generally apportioned among all the series in the Trust, based on relative net assets.

h. Distributions to Shareholders Each Fund intends to declare and distribute substantially all net investment income, if any, at least once a year. Distributions of net realized capital gains, if any, are declared and paid at least once a year. Distributions to shareholders are recorded on the ex-dividend date.

i. Capital Accounts Due to the timing of dividend distributions and the differences in accounting for income and realized gains/(losses) for financial statement purposes versus federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains/(losses) were recorded by the Funds.

Note 2 Transactions with Affiliates

a. Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which is reviewed and approved annually by the Board of Trustees, each Fund pays an investment advisory fee to RS Investment Management Co. LLC (“RS Investments”). Guardian Investor Services LLC (“GIS”), a subsidiary of The Guardian Life Insurance Company of America, holds a majority interest in RS Investments. RS Investments receives an investment advisory fee based on the average daily net assets of the Funds, at the following annual rates:

Fund	Investment Advisory Fee Percentage
RS International Fund	0.80%
RS Global Fund	0.80%
RS Emerging Markets Fund	1.00%
RS Emerging Markets Small Cap Fund	1.25%
RS China Fund	1.10%

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Expense limitations have been imposed pursuant to a written agreement between RS Investments and the Trust in effect through April 30, 2017, to limit the following Funds’ total annual fund operating expenses (excluding expenses indirectly incurred by the Funds through investments in pooled investment vehicles, interest, taxes, investment-related expenses (e.g., brokerage commissions), and extraordinary expenses) to the following rates:

Fund	Expense Limitation
	Class A	Class C	Class K	Class Y
RS International Fund	1.40%	2.15%	1.80%	1.15%
RS Global Fund	1.40%	2.17%	1.81%	1.09%
RS Emerging Markets Fund	1.65%	2.45%	1.96%	1.32%
RS Emerging Markets Small Cap Fund	1.75%	2.50%	N/A	1.50%
RS China Fund	1.75%	2.50%	2.14%	1.42%

RS Investments does not intend to recoup any reimbursed expenses or waived advisory fees from a prior year under expense limitations then in effect for a Fund.

b. Compensation of Trustees and Officers Trustees and officers of the Trust who are interested persons, as defined in the 1940 Act, of RS Investments receive no compensation from the Funds for acting as such. Trustees of the Trust who are not interested persons of RS Investments receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees RS Funds Distributor LLC (“RSFD”), a wholly owned subsidiary of RS Investments, serves as the principal underwriter for shares of the Funds. The Funds have entered into an agreement with RSFD for distribution services with respect to their shares and have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, whose continuance is reviewed annually by the Trust’s Board of Trustees. Under the plan, RSFD is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of each Fund. For the six months ended June 30, 2016, RSFD received distribution fees as follows:

Fund		Annual Rate	Distribution Fees
RS International Fund	Class A	0.25%	$22,269
	Class C	1.00%	8,327
	Class K	0.65%	8,190
	Class Y	0.00%	—
RS Global Fund	Class A	0.25%	$16,589
	Class C	1.00%	35,003
	Class K	0.65%	16,708
	Class Y	0.00%	—

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Fund		Annual Rate	Distribution Fees
RS Emerging Markets Fund	Class A	0.25%	$85,456
	Class C	1.00%	70,286
	Class K	0.65%	56,988
	Class Y	0.00%	—
RS Emerging Markets Small Cap Fund	Class A	0.25%	$6,017
	Class C	1.00%	11,576
	Class Y	0.00%	—
RS China Fund	Class A	0.25%	$11,056
	Class C	1.00%	19,452
	Class K	0.65%	12,137
	Class Y	0.00%	—

RS Investments may perform certain services and incur certain expenses with respect to the promotion of the Funds’ shares and the servicing of shareholder accounts, which expenses are allocable to RSFD. RS Investments compensates RSFD for its services in connection with the promotion of Fund shares and reimburses RSFD for its expenses, including payments made by RSFD to third parties in respect of the promotion of Fund shares in excess of amounts received by RSFD under the distribution plan. In addition to payments under the distribution plan, the Funds reimburse RSFD for payments RSFD makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement is calculated in a manner reviewed by the Board of Trustees periodically. Such amounts are included in the Statement of Operations as “Transfer agent fees.”

Park Avenue Securities LLC (“PAS”), a wholly owned subsidiary of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) and an affiliate of GIS, distributes the Funds’ shares as a retail broker-dealer. For the six months ended June 30, 2016, PAS informed the Trust it received $710,809 directly or indirectly from RSFD as continuing compensation for its services relating to its distribution of shares of all series in the Trust.

For the six months ended June 30, 2016, aggregate front-end sales charges for the sale of Class A shares paid to RSFD were as follows:

Fund	Sales Charges
RS International Fund	$385
RS Global Fund	271
RS Emerging Markets Fund	576
RS Emerging Markets Small Cap Fund	6
RS China Fund	34

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RSFD is entitled to retain any contingent deferred sales load (“CDSL”) imposed on certain share redemptions. For the six months ended June 30, 2016, RSFD received CDSL charges as follows:

Fund	CDSL
RS International Fund	$31
RS Global Fund	1,329
RS Emerging Markets Fund	4,649
RS Emerging Markets Small Cap Fund	—
RS China Fund	432

See Note 4b for information on ownership concentration by affiliates of the Funds.

Note 3 Federal Income Taxes

a. Distributions to Shareholders The tax character of distributions paid to shareholders during the year ended December 31, 2015, which is the most recently completed tax year, was as follows:

Fund	Ordinary Income	Long-Term Capital Gains
RS International Fund	$421,152	$380
RS Global Fund	335,145	1,132,731
RS Emerging Markets Fund	171,663	5,656,654
RS Emerging Markets Small Cap Fund	—	—
RS China Fund	324,207	—

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences, and differing characterizations of distributions made by the Funds.

Permanent book and tax basis differences will result in reclassifications to paid-in capital, undistributed net investment income and accumulated undistributed net realized gain/(loss) on investments and foreign currency transactions. Undistributed net investment income and accumulated undistributed net realized gain/(loss) on investments and foreign currency transactions may include temporary book and tax differences, which will reverse in a subsequent period.

As of December 31, 2015, the Funds made the following reclassifications of permanent book and tax basis differences:

Fund	Paid-in Capital	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)
RS International Fund	$—	$(39,885)	$39,885
RS Global Fund	—	(39,150)	39,150
RS Emerging Markets Fund	(9,086)	(283,379)	292,465
RS Emerging Markets Small Cap Fund	(70,973)	(37,987)	108,960
RS China Fund	(9,005)	173,228	(164,223)

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

The tax basis of distributable earnings as of December 31, 2015, was as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
RS International Fund	$5,349	$—
RS Global Fund	—	37,413

During any particular year, net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Funds if not distributed and, therefore, are normally distributed to shareholders annually.

During the year ended December 31, 2015, the Funds utilized capital loss carryovers as follows:

Fund	Amount
RS China Fund	$691,880

See the chart below for capital loss carryovers available to the Funds at December 31, 2015.

Fund	Total
RS International Fund	$1,165,314
RS Emerging Markets Fund	8,250,344
RS Emerging Markets Small Cap Fund	614,719
RS China Fund	485,513

In determining their taxable income, current tax law permits the Funds to elect to treat all or a portion of any net capital or currency loss realized after October 31 as occurring on the first day of the following fiscal year. For the year ended December 31, 2015, the Funds elected to defer net capital and currency losses as follows:

Fund	Deferred Net Capital Losses
RS International Fund	$201,430
RS Emerging Markets Fund	6,663,669
RS Emerging Markets Small Cap Fund	679,756
RS China Fund	622,847

b. Tax Basis of Investments The cost of investments (excluding foreign currency related transactions) for federal income tax purposes at June 30, 2016, for each Fund is

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listed in the chart below. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is also disclosed in the chart below:

Fund	Cost of Investments	Net Unrealized Appreciation/ (Depreciation) on Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation
RS International Fund	$25,127,343	$(447,660)	$805,720	$(1,253,380)
RS Global Fund	35,474,822	5,063,190	5,743,178	(679,988)
RS Emerging Markets Fund	180,319,091	16,604,537	23,920,425	(7,315,888)
RS Emerging Markets Small Cap Fund	23,199,738	819,324	2,638,840	(1,819,516)
RS China Fund	20,509,683	1,270,694	2,950,522	(1,679,828)

Note 4 Capital Shares

a. Transactions The Funds have authorized an unlimited number of shares of beneficial interest with no par value. Transactions, including conversions and exchanges, in capital shares for the Funds were as follows:

Transactions in Capital Shares

RS International Fund

	For the Six Months Ended 6/30/16		For the Year Ended 12/31/15
	Shares	Amount	Shares	Amount
Class A
Shares sold	36,410	$344,223	264,635	$2,771,429
Shares reinvested	—	—	30,391	294,492
Shares redeemed	(166,768)	(1,557,792)	(578,611)	(5,954,827)

Net decrease	(130,358)	$(1,213,569)	(283,585)	$(2,888,906)

Class C
Shares sold	7,505	$51,909	73,861	$563,800
Shares reinvested	—	—	2,667	19,204
Shares redeemed	(81,417)	(567,301)	(134,108)	(1,018,646)

Net decrease	(73,912)	$(515,392)	(57,580)	$(435,642)

Class K
Shares sold	23,648	$206,916	53,145	$509,769
Shares reinvested	—	—	3,765	34,221
Shares redeemed	(44,451)	(393,800)	(129,040)	(1,237,508)

Net decrease	(20,803)	$(186,884)	(72,130)	$(693,518)

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Transactions in Capital Shares (continued)

RS International Fund — (continued)

	For the Six Months Ended 6/30/16		For the Year Ended 12/31/15
	Shares	Amount	Shares	Amount
Class Y
Shares sold	28,757	$262,905	138,963	$1,378,654
Shares reinvested	—	—	6,792	64,729
Shares redeemed	(75,391)	(698,716)	(175,121)	(1,792,715)

Net decrease	(46,634)	$(435,811)	(29,366)	$(349,332)

RS Global Fund

	For the Six Months Ended 6/30/16		For the Year Ended 12/31/15
	Shares	Amount	Shares	Amount
Class A
Shares sold	57,279	$663,722	345,846	$4,168,195
Shares reinvested	—	—	14,266	164,630
Shares redeemed	(143,136)	(1,648,154)	(286,975)	(3,471,429)

Net increase/(decrease)	(85,857)	$(984,432)	73,137	$861,396

Class C
Shares sold	14,259	$160,007	123,121	$1,483,903
Shares reinvested	—	—	5,190	59,174
Shares redeemed	(59,747)	(666,441)	(55,070)	(645,696)

Net increase/(decrease)	(45,488)	$(506,434)	73,241	$897,381

Class K
Shares sold	89	$1,002	565	$6,980
Shares reinvested	—	—	16	182
Shares redeemed	(231)	(2,700)	(1,165)	(14,435)

Net decrease	(142)	$(1,698)	(584)	$(7,273)

Class Y
Shares sold	49,744	$569,007	376,882	$4,622,402
Shares reinvested	—	—	13,163	152,288
Shares redeemed	(103,579)	(1,171,185)	(344,473)	(4,216,360)

Net increase/(decrease)	(53,835)	$(602,178)	45,572	$558,330

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RS Emerging Markets Fund

	For the Six Months Ended 6/30/16		For the Year Ended 12/31/15
	Shares	Amount	Shares	Amount
Class A
Shares sold	326,140	$4,660,716	1,034,652	$17,947,885
Shares reinvested	—	—	135,591	1,979,629
Shares redeemed	(876,510)	(12,422,737)	(3,229,052)	(54,140,638)

Net decrease	(550,370)	$(7,762,021)	(2,058,809)	$(34,213,124)

Class C
Shares sold	46,555	$495,065	229,972	$3,078,135
Shares reinvested	—	—	44,240	495,486
Shares redeemed	(191,020)	(2,103,823)	(521,046)	(6,696,053)

Net decrease	(144,465)	$(1,608,758)	(246,834)	$(3,122,432)

Class K
Shares sold	92,207	$1,243,967	295,337	$4,652,267
Shares reinvested	—	—	38,157	525,041
Shares redeemed	(210,997)	(2,864,169)	(458,274)	(7,268,526)

Net decrease	(118,790)	$(1,620,202)	(124,780)	$(2,091,218)

Class Y
Shares sold	516,564	$7,479,677	1,917,761	$31,655,259
Shares reinvested	—	—	168,944	2,468,271
Shares redeemed	(1,011,481)	(14,039,604)	(2,554,979)	(43,218,067)

Net decrease	(494,917)	$(6,559,927)	(468,274)	$(9,094,537)

RS Emerging Markets Small Cap Fund

	For the Six Months Ended 6/30/16		For the Year Ended 12/31/15
	Shares	Amount	Shares	Amount
Class A
Shares sold	3,793	$35,243	49,587	$554,123
Shares redeemed	(3,724)	(33,758)	(185,813)	(1,981,528)

Net increase/(decrease)	69	$1,485	(136,226)	$(1,427,405)

Class C
Shares sold	—	$—	25,076	$241,964
Shares redeemed	(21,151)	(189,125)	(4,118)	(41,917)

Net increase/(decrease)	(21,151)	$(189,125)	20,958	$200,047

Class Y
Shares sold	—	$—	48,336	$478,985
Shares redeemed	(27,993)	(253,600)	(31,311)	(317,529)

Net increase/(decrease)	(27,993)	$(253,600)	17,025	$161,456

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Transactions in Capital Shares (continued)

RS China Fund

	For the Six Months Ended 6/30/16		For the Year Ended 12/31/15
	Shares	Amount	Shares	Amount
Class A
Shares sold	36,039	$309,836	178,744	$2,354,195
Shares reinvested	—	—	1,325	13,545
Shares redeemed	(51,750)	(465,268)	(253,355)	(3,198,459)

Net decrease	(15,711)	$(155,432)	(73,286)	$(830,719)

Class C
Shares sold	33	$310	59,961	$709,774
Shares reinvested	—	—	75	762
Shares redeemed	(5,607)	(51,385)	(41,306)	(491,717)

Net increase/(decrease)	(5,574)	$(51,075)	18,730	$218,819

Class K
Shares sold	6,408	$60,000	—	$—
Shares redeemed	(6,408)	(59,831)	—	—

Net increase	—	$169	—	$—

Class Y
Shares sold	473,138	$4,243,546	1,404,873	$16,523,756
Shares reinvested	—	—	3,508	35,821
Shares redeemed	(630,243)	(5,788,689)	(1,623,566)	(18,851,375)

Net decrease	(157,105)	$(1,545,143)	(215,185)	$(2,291,798)

b. Shareholder Concentration As of June 30, 2016, the number of shareholders and/or omnibus shareholder accounts (which are comprised of a group of individual shareholders) who owned of record 5% or more of the net assets of a Fund is summarized in the following table:

Fund	Number of Shareholders		Percentage of Net Assets
RS International Fund	3	*	30.19%
RS Global Fund	3	**	87.96%
RS Emerging Markets Fund	5		53.18%
RS Emerging Markets Small Cap Fund	1	***	97.94%
RS China Fund	1	***	91.78%

*	One of the shareholders is GIAC, who owned 10.49% of net assets.
**	One of the shareholders is Guardian Life, who owned 76.46% of net assets.
***	The shareholder is Guardian Life.

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Note 5 Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) for the six months ended June 30, 2016, were as follows:

Fund	Cost of Investments Purchased	Proceeds from Investments Sold
RS International Fund	$14,755,998	$17,053,083
RS Global Fund	25,932,783	27,408,595
RS Emerging Markets Fund	99,931,000	118,977,881
RS Emerging Markets Small Cap Fund	13,262,985	13,447,709
RS China Fund	8,468,411	10,459,260

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign companies may be less liquid and their prices more volatile than those of comparable U.S. companies.

c. Industry, Sector or Regional Concentration In their normal course of business, the Funds may invest a significant portion of their assets in companies within a limited number of industries or sectors. As a result, the Funds may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

Investing in a regionally concentrated mutual fund involves greater risk than investing in a more diversified fund due to lack of exposure to a broader geographical area. The political and economic conditions and changes in regulatory, tax or economic policy in a concentrated region could significantly affect the market in that region and in surrounding areas.

Investing in developing countries can add additional risk, such as high rates of inflation or sharply devalued currencies against the U.S. dollar. Transaction costs are often higher and there may be delays in settlement procedures.

d. Repurchase Agreements The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Note 6 Temporary Borrowings

The Funds, with other funds managed by RS Investments, are parties to a $350 million committed revolving credit facility from State Street Bank and Trust Company and Northern Trust Company, for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is calculated based on market rates at the time of borrowing. Under the term of the credit facility, in addition to the interest charged on any borrowings by a Fund, each fund pays a commitment fee of 0.11% per annum on its share of the unused portion of the credit facility.

For the six months ended June 30, 2016, the Funds which borrowed under the facility were as follows:

Fund	Amount Outstanding at 6/30/16	Average Borrowing*	Days Borrowings Outstanding	Average Interest Rate*
RS Emerging Markets Fund	$—	$1,043,750	16	1.68%
RS Emerging Markets Small Cap Fund	300,000	425,000	2	1.72%
RS China Fund	—	300,000	4	1.69%

*	For the six months ended June 30, 2016, based on the number of days borrowings were outstanding.

Note 7 Sales Transaction

On December 18, 2015, Victory Capital Management Inc. (“Victory Capital”) announced it had agreed to acquire RS Investments, subject to regulatory approvals in addition to customary closing conditions and consents, including approvals related to the Funds (the “Transaction”).

On January 19, 2016, the Board of Trustees of the Trust approved the reorganization of each of the Funds into a corresponding, newly-formed fund within the Victory family of funds (each, an “Acquiring Fund”) (the “Reorganizations”), subject to shareholder approval of the Reorganizations.

Shareholder approval of each of the Reorganizations was obtained as described further in the supplemental information section of this report.

On July 29, 2016, the Transaction and each of the Reorganizations were consummated.

Note 8 Review for Subsequent Events

Management has evaluated subsequent events through the issuance of the Funds’ financial statements and determined that no material events have occurred that require disclosure other than the Transaction and the Reorganizations.

66	www.rsinvestments.com

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Note 9 Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

www.rsinvestments.com	67

SUPPLEMENTAL INFORMATION (UNAUDITED)

Supplemental Information (unaudited)

Meetings of Shareholders

Shareholders of each series of RS Investment Trust (the “Trust”) voted to approve the reorganization of each such series into a corresponding series of Victory Portfolios at special meetings of shareholders as described below.

Proposal to Reorganize Series of the Trust into Corresponding Series of Victory Portfolios

May 19, 2016 Meeting
Series	Votes For	Votes Against/ Withheld	Abstentions
RS China Fund	2,146,149.227	1,149.946	0.000
RS Emerging Markets Small Cap Fund	2,525,691.633	1,702.078	4,931.000
RS Focused Growth Opportunity Fund	2,000,156.000	16,854.571	0.000
RS Focused Opportunity Fund	1,000,000.000	16,904.564	0.000
RS Global Fund	2,952,218.300	7,987.099	23,921.000
RS High Yield Fund	20,943,611.9457	633,142.5830	1,076,570.0223
RS Investors Fund	5,460,164.426	82,554.498	106,221.179
RS Small Cap Growth Fund	20,079,709.196	257,448.803	138,807.052
RS Strategic Income Fund	4,606,232.609	8,990.786	25,781.649
RS Value Fund	20,548,172.594	244,403.158	610,422.559
June 8, 2016 Meeting
Series	Votes For	Votes Against/ Withheld	Abstentions
RS High Income Municipal Bond Fund	6,101,394.560	56,381.670	189,702.133
June 21, 2016 Meeting
Series	Votes For	Votes Against/ Withheld	Abstentions
RS Global Natural Resources Fund	45,154,557.114	1,466,314.691	3,737,583.890
RS Growth Fund	6,208,465.247	438,908.552	707,224.225
RS International Fund	1,319,329.050	31,204.407	136,125.613
RS Investment Quality Bond Fund	3,352,039.643	154,734.144	228,896.887
RS Low Duration Bond Fund	42,682,665.099	484,699.209	2,231,863.850
RS Small Cap Equity Fund	2,388,863.313	143,448.490	67,262.177
RS Mid Cap Growth Fund	8,701,750.194	202,077.007	963,694.104
RS Technology Fund	3,658,215.966	187,417.657	426,478.554

68	www.rsinvestments.com

SUPPLEMENTAL INFORMATION (UNAUDITED)

July 8, 2016 Meeting
Series	Votes For	Votes Against/ Withheld	Abstentions
RS Large Cap Alpha Fund	6,670,249.591	390,231.130	811,185.292
RS Select Growth Fund	7,023,793.358	133,915.098	376,893.871
RS Tax-Exempt Fund	8,601 ,698.229	142,006.793	445,298.908
July 21, 2016 Meeting
Series	Votes For	Votes Against/ Withheld	Abstentions
RS Floating Rate Fund	50,302,010.496	1,331,210.694	3,178,980.317
RS Partners Fund	14,301,724.910	451,980.245	2,645,774.666
July 29, 2016 Meeting
Series	Votes For	Votes Against/ Withheld	Abstentions
RS Emerging Markets Fund	5,879,153.298	129,223.053	1,063,836.367

Portfolio Holdings and Proxy Voting Procedures

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. This information is also available, without charge, upon request, by calling toll-free 800-766-3863.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (i) without charge, upon request, by calling toll-free 800-766-3863; (ii) on RS Investments’ website at www.rsinvestments.com; and (iii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Statement of Additional Information includes information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 800.766.3863.

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Fund unless accompanied or preceded by that Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

www.rsinvestments.com	69

One Bush Street, Suite 900 San Francisco, CA 94104	PRSRT STD U.S. POSTAGE PAID RS INVESTMENTS

WWW.RSINVESTMENTS.COM // 800.766.3863	EB 015099 (6/16)

RS ALTERNATIVES FUNDS

Class A, C, and Y Shares

RS FOCUSED OPPORTUNITY FUND

RS FOCUSED GROWTH OPPORTUNITY FUND

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including, as applicable, sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016, to June 30, 2016. The following table shows the Funds’ expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” for your Fund to estimate the expenses you paid on your account during this period. A maintenance fee of $12.00 that is charged once a year may apply for IRAs. This fee is not included in the following table. If it were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with the costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A maintenance fee of $12.00 that is charged once a year may apply for IRAs. This fee is not included in the following table. If it were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

2	www.rsinvestments.com

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

Based on Actual Return		Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16-6/30/16	Expense Ratio During Period 1/1/16-6/30/16
RS Focused Opportunity Fund	Class A	$1,000.00	$979.80	$13.34	2.71%
	Class C	$1,000.00	$976.40	$17.00	3.46%
	Class Y	$1,000.00	$981.90	$12.12	2.46%
RS Focused Growth Opportunity Fund	Class A	$1,000.00	$968.40	$13.07	2.67%
	Class C	$1,000.00	$965.10	$16.71	3.42%
	Class Y	$1,000.00	$969.50	$11.85	2.42%
Based on Hypothetical Return (5% Return Before Expenses)
RS Focused Opportunity Fund	Class A	$1,000.00	$1,011.39	$13.55	2.71%
	Class C	$1,000.00	$1,007.66	$17.27	3.46%
	Class Y	$1,000.00	$1,012.63	$12.31	2.46%
RS Focused Growth Opportunity Fund	Class A	$1,000.00	$1,011.59	$13.35	2.67%
	Class C	$1,000.00	$1,007.86	$17.07	3.42%
	Class Y	$1,000.00	$1,012.83	$12.11	2.42%
*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

www.rsinvestments.com	3

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Financial Information

Six-Month Period Ended June 30, 2016

SCHEDULE OF INVESTMENTS — RS FOCUSED OPPORTUNITY FUND

June 30, 2016 (unaudited)	Shares	Value
Common Stocks – 88.1%
Auto Components – 1.2%
Delphi Automotive PLC	1,841	$115,247

		115,247
Banks – 5.4%
Hancock Holding Co.	8,530	222,718
Western Alliance Bancorp(1)	4,398	143,595
Zions Bancorporation	5,313	133,516

		499,829
Biotechnology – 4.5%
Celgene Corp.(1)	2,018	199,035
Gilead Sciences, Inc.	1,906	158,998
Ultragenyx Pharmaceutical, Inc.(1)	1,260	61,627

		419,660
Capital Markets – 0.8%
Franklin Resources, Inc.	2,153	71,846

		71,846
Chemicals – 5.5%
Eastman Chemical Co.	2,637	179,052
LyondellBasell Industries N.V., Class A	4,459	331,839

		510,891
Commercial Services & Supplies – 1.1%
Waste Connections, Inc.	1,416	102,023

		102,023
Consumer Finance – 0.7%
American Express Co.	1,101	66,897

		66,897
Containers & Packaging – 5.2%
Crown Holdings, Inc.(1)	1,468	74,383
Graphic Packaging Holding Co.	12,280	153,991
Sealed Air Corp.	5,476	251,732

		480,106
Food & Staples Retailing – 3.2%
CVS Health Corp.	3,080	294,879

		294,879
Food Products – 6.5%
Pinnacle Foods, Inc.	6,490	300,422
The JM Smucker Co.	1,946	296,590

		597,012

6	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS FOCUSED OPPORTUNITY FUND

June 30, 2016 (unaudited)	Shares	Value
Health Care Equipment & Supplies – 1.4%
West Pharmaceutical Services, Inc.	1,763	$133,776

		133,776
Hotels, Restaurants & Leisure – 5.1%
Aramark	4,380	146,379
Six Flags Entertainment Corp.	5,664	328,229

		474,608
Independent Power & Renewable Electricity Producers – 0.8%
Calpine Corp.(1)	4,749	70,048

		70,048
Industrial Conglomerates – 3.2%
General Electric Co.	9,262	291,568

		291,568
Insurance – 5.3%
Assurant, Inc.	1,233	106,420
FNF Group	2,339	87,713
The Progressive Corp.	8,775	293,962

		488,095
Internet Software & Services – 5.5%
Alphabet, Inc., Class A(1)	255	179,400
Facebook, Inc., Class A(1)	2,856	326,384

		505,784
IT Services – 2.5%
Fidelity National Information Services, Inc.	3,071	226,271

		226,271
Life Sciences Tools & Services – 2.1%
Agilent Technologies, Inc.	4,396	195,007

		195,007
Media – 3.9%
CBS Corp., Class B	3,481	189,506
Twenty-First Century Fox, Inc., Class A	6,439	174,175

		363,681
Metals & Mining – 1.2%
Goldcorp, Inc.	5,951	113,843

		113,843
Oil, Gas & Consumable Fuels – 2.7%
EOG Resources, Inc.	971	81,001
Noble Energy, Inc.	4,640	166,437

		247,438

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	7

SCHEDULE OF INVESTMENTS — RS FOCUSED OPPORTUNITY FUND

June 30, 2016 (unaudited)	Shares	Value
Personal Products – 3.0%
The Estee Lauder Companies, Inc., Class A	3,059	$278,430

		278,430
Pharmaceuticals – 4.9%
Allergan PLC(1)	1,175	271,531
Jazz Pharmaceuticals PLC(1)	1,305	184,409

		455,940
Real Estate Investment Trusts – 6.7%
Care Capital Properties, Inc.	4,461	116,923
Equity Commonwealth(1)	8,679	252,819
Iron Mountain, Inc.	4,821	192,021
Ryman Hospitality Properties, Inc.	1,108	56,120

		617,883
Semiconductors & Semiconductor Equipment – 4.5%
Broadcom Ltd.	1,041	161,771
Lam Research Corp.	3,030	254,702

		416,473
Specialty Retail – 1.2%
Ulta Salon, Cosmetics & Fragrance, Inc.(1)	468	114,023

		114,023
Total Common Stocks (Cost $7,759,243)		8,151,258

	Principal Amount	Value
Repurchase Agreements – 8.2%

Fixed Income Clearing Corp. Repurchase Agreement, 0.03%, dated 6/30/2016, maturity value of $756,001, due 7/1/2016(2)	$756,000	756,000
Total Repurchase Agreements (Cost $756,000)		756,000
Total Investments Before Securities Sold Short - 96.3% (Cost $8,515,243)		8,907,258
Total Securities Sold Short - (48.5)% (Proceeds $4,311,676)		(4,487,112)
Other Assets, Net - 52.2%		4,826,912
Total Net Assets - 100.0%		$9,247,058

8	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS FOCUSED OPPORTUNITY FUND

June 30, 2016 (unaudited)	Shares	Value
Common Stocks Sold Short – (46.7)%
Aerospace & Defense – (0.7)%
TransDigm Group, Inc.(1)	(247)	$(65,131)

		(65,131)
Banks – (3.0)%
Ameris Bancorp	(2,330)	(69,201)
Bank of Hawaii Corp.	(1,065)	(73,272)
Bank of the Ozarks, Inc.	(1,540)	(57,781)
United Bankshares, Inc.	(1,910)	(71,644)

		(271,898)
Capital Markets – (1.6)%
Bank of New York Mellon Corp.	(1,584)	(61,539)
Interactive Brokers Group, Inc., Class A	(1,180)	(41,772)
Janus Capital Group, Inc.	(3,397)	(47,286)

		(150,597)
Chemicals – (5.1)%
Albemarle Corp.	(577)	(45,762)
Celanese Corp., Series A	(850)	(55,632)
Ecolab, Inc.	(601)	(71,279)
FMC Corp.	(1,560)	(72,244)
HB Fuller Co.	(1,124)	(49,445)
International Flavors & Fragrances, Inc.	(592)	(74,633)
PolyOne Corp.	(1,888)	(66,533)
WR Grace & Co.	(523)	(38,289)

		(473,817)
Commercial Services & Supplies – (0.8)%
Matthews International Corp., Class A	(1,304)	(72,555)

		(72,555)
Communications Equipment – (0.7)%
Ciena Corp.(1)	(3,580)	(67,125)

		(67,125)
Construction Materials – (0.8)%
Martin Marietta Materials, Inc.	(396)	(76,032)

		(76,032)
Diversified Consumer Services – (0.5)%
LifeLock, Inc.(1)	(2,822)	(44,616)

		(44,616)
Diversified Financial Services – (1.4)%
CME Group, Inc.	(540)	(52,596)
FactSet Research Systems, Inc.	(452)	(72,962)

		(125,558)

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	9

SCHEDULE OF INVESTMENTS — RS FOCUSED OPPORTUNITY FUND

June 30, 2016 (unaudited)	Shares	Value
Electronic Equipment, Instruments & Components – (1.5)%
Amphenol Corp., Class A	(1,120)	$(64,209)
SYNNEX Corp.	(790)	(74,908)

		(139,117)
Food & Staples Retailing – (0.3)%
PriceSmart, Inc.	(264)	(24,702)

		(24,702)
Food Products – (1.7)%
Hormel Foods Corp.	(2,151)	(78,727)
The Kraft Heinz Co.	(875)	(77,420)

		(156,147)
Health Care Equipment & Supplies – (1.2)%
Medtronic PLC	(888)	(77,052)
Teleflex, Inc.	(174)	(30,852)

		(107,904)
Health Care Providers & Services – (1.4)%
MEDNAX, Inc.(1)	(1,057)	(76,559)
Patterson Cos, Inc.	(1,171)	(56,079)

		(132,638)
Hotels, Restaurants & Leisure – (2.9)%
Dunkin’ Brands Group, Inc.	(1,597)	(69,661)
Marriott International, Inc., Class A	(1,269)	(84,338)
Norwegian Cruise Line Holdings Ltd.(1)	(1,190)	(47,409)
Royal Caribbean Cruises Ltd.	(920)	(61,778)

		(263,186)
Household Durables – (2.0)%
CalAtlantic Group, Inc.	(1,186)	(43,538)
Lennar Corp., Class A	(1,603)	(73,898)
TRI Pointe Group, Inc.(1)	(5,855)	(69,206)

		(186,642)
Household Products – (1.5)%
HRG Group, Inc.(1)	(4,730)	(64,943)
The Procter & Gamble Co.	(880)	(74,510)

		(139,453)
Independent Power & Renewable Electricity Producers – (0.5)%
Pattern Energy Group, Inc.	(2,085)	(47,892)

		(47,892)
Industrial Conglomerates – (0.7)%
Danaher Corp.	(647)	(65,347)

		(65,347)

10	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS FOCUSED OPPORTUNITY FUND

June 30, 2016 (unaudited)	Shares	Value
Insurance – (0.7)%
Brown & Brown, Inc.	(1,792)	$(67,146)

		(67,146)
Internet & Catalog Retail – (0.5)%
Netflix, Inc.(1)	(496)	(45,374)

		(45,374)
Internet Software & Services – (1.3)%
CoStar Group, Inc.(1)	(338)	(73,907)
Q2 Holdings, Inc.(1)	(1,566)	(43,879)

		(117,786)
Life Sciences Tools & Services – (1.6)%
Bio-Rad Laboratories, Inc., Class A(1)	(494)	(70,652)
Bio-Techne Corp.	(655)	(73,864)

		(144,516)
Media – (2.0)%
Lions Gate Entertainment Corp.	(1,929)	(39,024)
The EW Scripps Co., Class A(1)	(4,529)	(71,739)
Thomson Reuters Corp.	(1,826)	(73,807)

		(184,570)
Metals & Mining – (0.7)%
Kaiser Aluminum Corp.	(712)	(64,372)

		(64,372)
Multi-Utilities – (0.9)%
Consolidated Edison, Inc.	(1,056)	(84,945)

		(84,945)
Oil, Gas & Consumable Fuels – (2.3)%
Cheniere Energy, Inc.(1)	(825)	(30,979)
Hess Corp.	(1,306)	(78,491)
Parsley Energy, Inc., Class A(1)	(1,553)	(42,024)
Pioneer Natural Resources Co.	(410)	(61,996)

		(213,490)
Paper & Forest Products – (0.8)%
Louisiana-Pacific Corp.(1)	(4,127)	(71,603)

		(71,603)
Professional Services – (0.6)%
The Advisory Board Co.(1)	(1,629)	(57,650)

		(57,650)
Road & Rail – (0.7)%
Landstar System, Inc.	(966)	(66,326)

		(66,326)

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	11

SCHEDULE OF INVESTMENTS — RS FOCUSED OPPORTUNITY FUND

June 30, 2016 (unaudited)	Shares	Value
Semiconductors & Semiconductor Equipment – (0.3)%
Microsemi Corp.(1)	(898)	$(29,347)

		(29,347)
Software – (1.1)%
Tyler Technologies, Inc.(1)	(269)	(44,845)
Workday, Inc., Class A(1)	(803)	(59,960)

		(104,805)
Specialty Retail – (1.5)%
CarMax, Inc.(1)	(1,468)	(71,976)
Monro Muffler Brake, Inc.	(1,065)	(67,691)

		(139,667)
Textiles, Apparel & Luxury Goods – (0.8)%
VF Corp.	(1,237)	(76,063)

		(76,063)
Thrifts & Mortgage Finance – (0.8)%
Northwest Bancshares, Inc.	(5,143)	(76,271)

		(76,271)
Tobacco – (0.7)%
Reynolds American, Inc.	(1,250)	(67,413)

		(67,413)
Trading Companies & Distributors – (0.5)%
Air Lease Corp.	(1,560)	(41,777)

		(41,777)
Water Utilities – (0.6)%
California Water Service Group	(1,481)	(51,731)

		(51,731)
Total Common Stocks Sold Short (Proceeds $4,115,168)		(4,315,209)

	Shares	Value
Exchange-Traded Funds Sold Short – (1.8)%

iShares Nasdaq Biotechnology ETF	(668)	(171,903)
Total Exchange-Traded Funds Sold Short (Proceeds $196,508)		(171,903)
Total Securities Sold Short - (48.5)% (Proceeds $4,311,676)		$(4,487,112)

(1)	Non-income-producing security.

12	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS FOCUSED OPPORTUNITY FUND

(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value

U.S. Treasury Note	1.75%	9/30/2022	$776,250

The following is a summary of the inputs used as of June 30, 2016, in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 1a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total

Common Stocks	$8,151,258	$—	$—	$8,151,258

Repurchase Agreements	—	756,000	—	756,000

Securities Sold Short:

Common Stocks	(4,315,209)	—	—	(4,315,209)

Exchange-Traded Funds	(171,903)	—	—	(171,903)

Total	$3,664,146	$756,000	$—	$4,420,146

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	13

SCHEDULE OF INVESTMENTS — RS FOCUSED GROWTH OPPORTUNITY FUND

June 30, 2016 (unaudited)	Shares	Value
Common Stocks – 88.5%
Aerospace & Defense – 1.0%
Hexcel Corp.	4,559	$189,837

		189,837
Airlines – 0.9%
American Airlines Group, Inc.	5,974	169,124

		169,124
Auto Components – 1.7%
Delphi Automotive PLC	5,244	328,274

		328,274
Banks – 2.7%
Western Alliance Bancorp(1)	15,787	515,446

		515,446
Beverages – 3.1%
PepsiCo, Inc.	5,714	605,341

		605,341
Biotechnology – 7.4%
Amicus Therapeutics, Inc.(1)	3,984	21,753
Bluebird Bio, Inc.(1)	654	28,312
Celgene Corp.(1)	4,180	412,273
Gilead Sciences, Inc.	6,079	507,110
Juno Therapeutics, Inc.(1)	908	34,903
Kite Pharma, Inc.(1)	575	28,750
Ligand Pharmaceuticals, Inc.(1)	1,626	193,933
Sage Therapeutics, Inc.(1)	743	22,386
Spark Therapeutics, Inc.(1)	952	48,676
Ultragenyx Pharmaceutical, Inc.(1)	2,604	127,362

		1,425,458
Capital Markets – 2.1%
SEI Investments Co.	8,289	398,784

		398,784
Chemicals – 3.3%
Chemtura Corp.(1)	11,020	290,708
Ingevity Corp.(1)	995	33,870
LyondellBasell Industries N.V., Class A	2,408	179,203
Platform Specialty Products Corp.(1)	15,010	133,289

		637,070
Communications Equipment – 0.8%
Palo Alto Networks, Inc.(1)	1,262	154,772

		154,772

14	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS FOCUSED GROWTH OPPORTUNITY FUND

June 30, 2016 (unaudited)	Shares	Value
Containers & Packaging – 5.0%
Graphic Packaging Holding Co.	38,580	$483,793
Sealed Air Corp.	5,393	247,916
WestRock Co.	5,970	232,054

		963,763
Food & Staples Retailing – 2.9%
CVS Health Corp.	5,905	565,345

		565,345
Food Products – 6.4%
Pinnacle Foods, Inc.	14,160	655,466
The JM Smucker Co.	3,841	585,407

		1,240,873
Health Care Equipment & Supplies – 4.2%
Align Technology, Inc.(1)	5,677	457,283
West Pharmaceutical Services, Inc.	4,532	343,888

		801,171
Health Care Providers & Services – 1.0%
Premier, Inc., Class A(1)	5,966	195,088

		195,088
Hotels, Restaurants & Leisure – 4.8%
Six Flags Entertainment Corp.	10,821	627,077
Starbucks Corp.	5,202	297,138

		924,215
Industrial Conglomerates – 3.2%
General Electric Co.	19,759	622,013

		622,013
Insurance – 1.9%
The Progressive Corp.	10,705	358,617

		358,617
Internet Software & Services – 6.9%
Alphabet, Inc., Class A(1)	132	92,866
Facebook, Inc., Class A(1)	6,407	732,192
LogMeIn, Inc.(1)	7,859	498,496

		1,323,554
IT Services – 1.8%
Genpact Ltd.(1)	5,322	142,842
Vantiv, Inc., Class A(1)	3,683	208,458

		351,300
Media – 4.0%
CBS Corp., Class B	7,290	396,867
IMAX Corp.(1)	12,358	364,314

		761,181

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	15

SCHEDULE OF INVESTMENTS — RS FOCUSED GROWTH OPPORTUNITY FUND

June 30, 2016 (unaudited)	Shares	Value
Metals & Mining – 1.2%
Goldcorp, Inc.	12,100	$231,473

		231,473
Oil, Gas & Consumable Fuels – 0.6%
Carrizo Oil & Gas, Inc.(1)	3,144	112,712

		112,712
Personal Products – 2.5%
The Estee Lauder Companies, Inc., Class A	5,206	473,850

		473,850
Pharmaceuticals – 2.5%
Jazz Pharmaceuticals PLC(1)	3,360	474,802

		474,802
Real Estate Investment Trusts – 2.8%
Care Capital Properties, Inc.	5,419	142,032
Hospitality Properties Trust	4,563	131,415
Sovran Self Storage, Inc.	2,610	273,841

		547,288
Semiconductors & Semiconductor Equipment – 4.7%
Broadcom Ltd.	2,882	447,863
Lam Research Corp.	5,485	461,069

		908,932
Software – 2.1%
Activision Blizzard, Inc.	10,356	410,408

		410,408
Specialty Retail – 3.8%
Burlington Stores, Inc.(1)	3,637	242,624
Ulta Salon, Cosmetics & Fragrance, Inc.(1)	1,993	485,575

		728,199
Textiles, Apparel & Luxury Goods – 2.1%
Carter’s, Inc.	1,900	202,293
Coach, Inc.	5,054	205,900

		408,193
Thrifts & Mortgage Finance – 1.1%
LendingTree, Inc.(1)	2,432	214,819

		214,819
Total Common Stocks (Cost $16,116,161)		17,041,902

16	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS FOCUSED GROWTH OPPORTUNITY FUND

June 30, 2016 (unaudited)	Principal Amount	Value
Repurchase Agreements – 9.1%

Fixed Income Clearing Corp. Repurchase Agreement, 0.03%, dated 6/30/2016, maturity value of $1,764,001, due 7/1/2016(2)	$1,764,000	$1,764,000
Total Repurchase Agreements (Cost $1,764,000)		1,764,000
Total Investments Before Securities Sold Short - 97.6% (Cost $17,880,161)		18,805,902
Total Securities Sold Short - (48.8)% (Proceeds $9,137,521)		(9,398,275)
Other Assets, Net - 51.2%		9,853,498
Total Net Assets - 100.0%		$19,261,125

June 30, 2016 (unaudited)	Shares	Value
Common Stocks Sold Short – (46.5)%
Aerospace & Defense – (0.7)%
TransDigm Group, Inc.(1)	(520)	$(137,119)

		(137,119)
Auto Components – (0.2)%
Motorcar Parts of America, Inc.(1)	(1,330)	(36,149)

		(36,149)
Capital Markets – (1.7)%
BlackRock, Inc.	(541)	(185,309)
Interactive Brokers Group, Inc., Class A	(3,941)	(139,511)

		(324,820)
Chemicals – (4.2)%
Albemarle Corp.	(1,323)	(104,927)
Celanese Corp., Series A	(1,720)	(112,574)
Ecolab, Inc.	(1,230)	(145,878)
FMC Corp.	(3,209)	(148,609)
HB Fuller Co.	(2,306)	(101,441)
PolyOne Corp.	(3,090)	(108,891)
WR Grace & Co.	(1,300)	(95,173)

		(817,493)
Commercial Services & Supplies – (2.2)%
G&K Services, Inc., Class A	(1,920)	(147,014)
Healthcare Services Group, Inc.	(2,950)	(122,071)
Matthews International Corp., Class A	(2,701)	(150,284)

		(419,369)

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	17

SCHEDULE OF INVESTMENTS — RS FOCUSED GROWTH OPPORTUNITY FUND

June 30, 2016 (unaudited)	Shares	Value
Communications Equipment – (0.7)%
Ciena Corp.(1)	(7,466)	$(139,987)

		(139,987)
Construction Materials – (0.8)%
Martin Marietta Materials, Inc.	(814)	(156,288)

		(156,288)
Distributors – (0.8)%
LKQ Corp.(1)	(4,777)	(151,431)

		(151,431)
Diversified Consumer Services – (0.8)%
Service Corp. International	(5,540)	(149,802)

		(149,802)
Diversified Financial Services – (1.4)%
CME Group, Inc.	(1,260)	(122,724)
FactSet Research Systems, Inc.	(949)	(153,188)

		(275,912)
Electronic Equipment, Instruments & Components – (0.8)%
SYNNEX Corp.	(1,659)	(157,306)

		(157,306)
Food & Staples Retailing – (0.3)%
Sprouts Farmers Market, Inc.(1)	(2,596)	(59,448)

		(59,448)
Food Products – (2.8)%
Hormel Foods Corp.	(3,335)	(122,061)
McCormick & Co., Inc.	(1,510)	(161,072)
The Hain Celestial Group, Inc.(1)	(2,037)	(101,341)
The Kraft Heinz Co.	(1,790)	(158,379)

		(542,853)
Health Care Equipment & Supplies – (1.6)%
IDEXX Laboratories, Inc.(1)	(1,589)	(147,555)
Stryker Corp.	(1,380)	(165,365)

		(312,920)
Health Care Providers & Services – (1.4)%
MEDNAX, Inc.(1)	(1,720)	(124,580)
Patterson Companies, Inc.	(2,846)	(136,295)

		(260,875)
Health Care Technology – (0.7)%
Veeva Systems, Inc., Class A(1)	(3,788)	(129,247)

		(129,247)

18	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS FOCUSED GROWTH OPPORTUNITY FUND

June 30, 2016 (unaudited)	Shares	Value
Hotels, Restaurants & Leisure – (3.2)%
Buffalo Wild Wings, Inc.(1)	(735)	$(102,128)
Dunkin’ Brands Group, Inc.	(2,681)	(116,945)
Marriott International, Inc., Class A	(2,630)	(174,790)
Norwegian Cruise Line Holdings Ltd.(1)	(2,244)	(89,401)
Royal Caribbean Cruises Ltd.	(2,130)	(143,030)

		(626,294)
Household Durables – (2.3)%
Garmin Ltd.	(3,191)	(135,362)
Lennar Corp., Class A	(3,423)	(157,800)
TRI Pointe Group, Inc.(1)	(12,006)	(141,911)

		(435,073)
Household Products – (0.8)%
HRG Group, Inc.(1)	(11,201)	(153,790)

		(153,790)
Insurance – (0.8)%
Brown & Brown, Inc.	(3,989)	(149,468)

		(149,468)
Internet & Catalog Retail – (0.5)%
Netflix, Inc.(1)	(1,015)	(92,852)

		(92,852)
Internet Software & Services – (1.2)%
CoStar Group, Inc.(1)	(613)	(134,038)
Q2 Holdings, Inc.(1)	(3,385)	(94,848)

		(228,886)
IT Services – (1.8)%
Computer Sciences Corp.	(2,612)	(129,686)
Convergys Corp.	(2,986)	(74,650)
MAXIMUS, Inc.	(2,550)	(141,193)

		(345,529)
Life Sciences Tools & Services – (1.1)%
PerkinElmer, Inc.	(2,830)	(148,348)
Thermo Fisher Scientific, Inc.	(497)	(73,437)

		(221,785)
Machinery – (0.3)%
Watts Water Technologies, Inc., Class A	(930)	(54,182)

		(54,182)
Media – (0.9)%
Lions Gate Entertainment Corp.	(3,984)	(80,596)
The EW Scripps Co., Class A(1)	(6,379)	(101,044)

		(181,640)

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	19

SCHEDULE OF INVESTMENTS — RS FOCUSED GROWTH OPPORTUNITY FUND

June 30, 2016 (unaudited)	Shares	Value
Metals & Mining – (0.7)%
Kaiser Aluminum Corp.	(1,470)	$(132,903)

		(132,903)
Oil, Gas & Consumable Fuels – (2.2)%
Cheniere Energy, Inc.(1)	(1,702)	(63,910)
Memorial Resource Development Corp.(1)	(8,190)	(130,057)
Parsley Energy, Inc., Class A(1)	(3,178)	(85,997)
RSP Permian, Inc.(1)	(3,935)	(137,292)

		(417,256)
Paper & Forest Products – (0.8)%
Louisiana-Pacific Corp.(1)	(8,556)	(148,447)

		(148,447)
Professional Services – (0.7)%
The Advisory Board Co.(1)	(3,866)	(136,818)

		(136,818)
Road & Rail – (0.8)%
AMERCO	(410)	(153,565)

		(153,565)
Semiconductors & Semiconductor Equipment – (0.8)%
Qorvo, Inc.(1)	(2,699)	(149,147)

		(149,147)
Software – (1.4)%
Tyler Technologies, Inc.(1)	(883)	(147,205)
Workday, Inc., Class A(1)	(1,643)	(122,683)

		(269,888)
Specialty Retail – (1.5)%
CarMax, Inc.(1)	(2,852)	(139,834)
Monro Muffler Brake, Inc.	(2,204)	(140,086)

		(279,920)
Textiles, Apparel & Luxury Goods – (2.1)%
Crocs, Inc.(1)	(9,910)	(111,785)
Hanesbrands, Inc.	(5,723)	(143,819)
VF Corp.	(2,481)	(152,556)

		(408,160)
Thrifts & Mortgage Finance – (1.0)%
Northwest Bancshares, Inc.	(6,335)	(93,948)
TFS Financial Corp.	(5,953)	(102,511)

		(196,459)

20	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS FOCUSED GROWTH OPPORTUNITY FUND

June 30, 2016 (unaudited)	Shares	Value
Tobacco – (0.5)%
Reynolds American, Inc.	(1,921)	$(103,599)

		(103,599)
Total Common Stocks Sold Short (Proceeds $8,564,308)		(8,956,680)

	Shares	Value
Exchange-Traded Funds Sold Short – (2.3)%

iShares Nasdaq Biotechnology ETF	(1,716)	(441,595)
Total Exchange-Traded Funds Sold Short (Proceeds $573,213)		(441,595)
Total Securities Sold Short - (48.8)% (Proceeds $9,137,521)		$(9,398,275)

(1)	Non-income-producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value

U.S. Treasury Note	1.75%	5/15/2023	$1,803,894

The following is a summary of the inputs used as of June 30, 2016, in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 1a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total

Common Stocks	$17,041,902	$—	$—	$17,041,902

Repurchase Agreements	—	1,764,000	—	1,764,000

Securities Sold Short:

Common Stocks	(8,956,680)	—	—	(8,956,680)

Exchange-Traded Funds	(441,595)	—	—	(441,595)

Total	$7,643,627	$1,764,000	$—	$9,407,627

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	21

FINANCIAL INFORMATION

Statements of Assets and Liabilities As of June 30, 2016 (unaudited)	RS Focused Opportunity	RS Focused Growth Opportunity
Assets
Investments, at value	$8,907,258	$18,805,902
Cash	125,684	752,938
Cash deposits with broker for securities sold short	4,707,554	9,122,437
Dividends/interest receivable	8,178	12,885
Prepaid expenses	25,961	24,587

Total Assets	13,774,635	28,718,749

Liabilities
Securities sold short, at value	4,487,112	9,398,275
Dividends/interest payable for securities sold short	8,660	14,197
Payable to adviser	1,312	13,751
Accrued trustees’ fees	262	547
Payable to distributor	131	268
Accrued expenses/other liabilities	30,100	30,586

Total Liabilities	4,527,577	9,457,624

Total Net Assets	$9,247,058	$19,261,125

Net Assets Consist of:
Paid-in capital	$9,950,974	$20,001,766
Accumulated net investment loss	(82,182)	(178,509)
Accumulated net realized loss from investments, futures contracts and securities sold short	(838,313)	(1,227,119)
Net unrealized appreciation on investments and securities sold short	216,579	664,987

Total Net Assets	$9,247,058	$19,261,125

Investments, at Cost	$8,515,243	$17,880,161

Securities Sold Short, Proceeds	$4,311,676	$9,137,521

Pricing of Shares
Net Assets:
Class A	$2,794,318	$5,732,213
Class C	911,322	1,879,490
Class Y	5,541,418	11,649,422
Shares of Beneficial Interest Outstanding with No Par Value:
Class A	303,570	603,904
Class C	100,000	200,000
Class Y	600,000	1,223,182
Net Asset Value Per Share:
Class A	$9.20	$9.49
Class C	9.11	9.40
Class Y	9.24	9.52
Sales Charge Class A (Load)	4.75%	4.75%
Maximum Offering Price Per Class A Share	$9.66	$9.96

22	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

Statements of Operations For the Six-Month Period Ended June 30, 2016 (unaudited)	RS Focused Opportunity	RS Focused Growth Opportunity
Investment Income
Dividends	$75,378	$107,282
Interest	74	132
Withholding taxes on foreign dividends	(295)	(686)

Total Investment Income	75,157	106,728

Expenses
Investment advisory fees	58,959	121,717
Dividend expense on securities sold short	32,713	59,450
Custodian fees	22,262	23,602
Registration fees	20,635	19,549
Professional fees	12,868	13,082
Offering costs	9,297	9,297
Distribution fees	8,103	16,643
Interest expense on securities sold short	5,593	15,373
Administrative service fees	3,162	3,614
Transfer agent fees	3,100	5,536
Shareholder reports	1,495	2,989
Trustees’ fees	324	658
Insurance expense	131	262
Other expenses	1,037	1,068

Total Expenses	179,679	292,840

Less: Fee waiver by adviser	(55,445)	(40,708)

Total Expenses, Net	124,234	252,132

Net Investment Loss	(49,077)	(145,404)

Realized Gain/(Loss) and Change in Unrealized Appreciation/Depreciation on Investments, Futures Contracts and Securities Sold Short
Net realized loss from investments	(285,021)	(386,692)
Net realized gain from futures contracts	9,208	18,416
Net realized gain from securities sold short	125,443	142,971
Net change in unrealized appreciation/depreciation on investments	378,033	347,200
Net change in unrealized appreciation/depreciation on securities sold short	(364,240)	(587,802)

Net Loss on Investments, Futures Contracts and Securities Sold Short	(136,577)	(465,907)

Net Decrease in Net Assets Resulting from Operations	$(185,654)	$(611,311)

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	23

FINANCIAL INFORMATION

Statements of Changes in Net Assets Six-Months-Ended Numbers are unaudited	RS Focused Opportunity

	For the Six Months Ended 6/30/16	For the Period Ended 12/31/15[1]

Operations
Net investment loss	$(49,077)	$(127,536)
Net realized loss from investments, futures contracts and securities sold short	(150,370)	(687,315)
Net change in unrealized appreciation/depreciation on investments and securities sold short	13,793	202,786

Net Decrease in Net Assets Resulting from Operations	(185,654)	(612,065)

Capital Share Transactions
Proceeds from sales of shares	115	10,202,494
Cost of shares redeemed	(157,832)	—

Net Increase/(Decrease) in Net Assets Resulting from Capital Share Transactions	(157,717)	10,202,494

Net Increase/(Decrease) in Net Assets	(343,371)	9,590,429

Net Assets
Beginning of period	9,590,429	—

End of period	$9,247,058	$9,590,429

Accumulated Net Investment Loss Included in Net Assets	$(82,182)	$(33,105)

Other Information:
Shares
Sold	12	1,020,474
Redeemed	(16,916)	—

Net Increase/(Decrease)	(16,904)	1,020,474

[1]	Commenced operations on March 2, 2015.

24	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

RS Focused Growth Opportunity

For the Six Months Ended 6/30/16	For the Period Ended 12/31/15[1]

$(145,404)	$(304,147)
(225,305)	(1,000,939)
(240,602)	905,589

(611,311)	(399,497)

147,448	20,342,196
(205,264)	(12,447)

(57,816)	20,329,749

(669,127)	19,930,252

19,930,252	—

$19,261,125	$19,930,252

$(178,509)	$(33,105)

15,435	2,034,384
(21,471)	(1,262)

(6,036)	2,033,122

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	25

FINANCIAL INFORMATION

The Financial Highlights table is intended to help you understand each Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception of each Fund’s share classes). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions).

Financial Highlights Six-Months-Ended Numbers are unaudited
	Net Asset Value, Beginning of Period	Net Investment Loss[4]	Net Realized and Unrealized Loss	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains
RS Focused Opportunity Fund
Class A
Six Months Ended 6/30/16[1]	$9.39	$(0.05)	$(0.14)	$(0.19)	$—	$—
Period From 2/27/15[2] to 12/31/15[3]	10.00	(0.13)	(0.48)	(0.61)	—	—

Class C
Six Months Ended 6/30/16[1]	$9.33	$(0.09)	$(0.13)	$(0.22)	$—	$—
Period From 2/27/15[2] to 12/31/15[3]	10.00	(0.19)	(0.48)	(0.67)	—	—

Class Y
Six Months Ended 6/30/16[1]	$9.41	$(0.04)	$(0.13)	$(0.17)	$—	$—
Period From 2/27/15[2] to 12/31/15[1]	10.00	(0.11)	(0.48)	(0.59)	—	—

RS Focused Growth Opportunity Fund
Class A
Six Months Ended 6/30/16[1]	$9.80	$(0.07)	$(0.24)	$(0.31)	$—	$—
Period From 2/27/15[2] to 12/31/15[3]	10.00	(0.16)	(0.04)	(0.20)	—	—
Class C
Six Months Ended 6/30/16[1]	$9.74	$(0.11)	$(0.23)	$(0.34)	$—	$—
Period From 2/27/15[2] to 12/31/15[3]	10.00	(0.22)	(0.04)	(0.26)	—	—
Class Y
Six Months Ended 6/30/16[1]	$9.82	$(0.06)	$(0.24)	$(0.30)	$—	$—
Period From 2/27/15[2] to 12/31/15[3]	10.00	(0.14)	(0.04)	(0.18)	—	—

Distributions reflect actual per-share amounts distributed for the period.

[1]	Ratios for periods of less than one year have been annualized, except for total return and portfolio turnover rate

[2]	Inception date.

[3]	Ratios for periods of less than one year have been annualized, except for total return and portfolio turnover rate. Offering costs, included in the expense ratios, are not annualized.

26	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

Total Distributions	Net Asset Value, End of Period	Total Return[5]	Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[6]	Net Ratio of Expenses Excluding Interest and Dividend Expenses on Securities Sold Short[6]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Loss to Average Net Assets[6]	Gross Ratio of Net Investment Loss to Average Net Assets	Portfolio Turnover Rate

$—	$9.20	(2.02)%	$2,794	2.71%	1.90%	3.89%	(1.12)%	(2.30)%	54%
—	9.39	(6.10)%	2,851	2.77%	1.81%	3.99%	(1.61)%	(2.83)%	139%

$—	$9.11	(2.36)%	$911	3.46%	2.65%	4.74%	(1.87)%	(3.15)%	54%
—	9.33	(6.70)%	933	3.52%	2.56%	4.96%	(2.36)%	(3.80)%	139%

$—	$9.24	(1.81)%	$5,541	2.46%	1.65%	3.62%	(0.87)%	(2.03)%	54%
—	9.41	(5.90)%	5,806	2.52%	1.56%	3.68%	(1.36)%	(2.52)%	139%

$—	$9.49	(3.16)%	$5,732	2.67%	1.90%	3.12%	(1.57)%	(2.02)%	58%
—	9.80	(2.00)%	5,908	2.73%	1.86%	3.18%	(1.89)%	(2.34)%	152%

$—	$9.40	(3.49)%	$1,879	3.42%	2.65%	3.87%	(2.32)%	(2.77)%	58%
—	9.74	(2.60)%	1,947	3.48%	2.61%	4.04%	(2.64)%	(3.20)%	152%

$—	$9.52	(3.05)%	$11,649	2.42%	1.65%	2.81%	(1.32)%	(1.71)%	58%
—	9.82	(1.80)%	12,075	2.48%	1.61%	2.90%	(1.64)%	(2.06)%	152%

[4]	Calculated based on the average shares outstanding during the period.

[5]	Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.

[6]

Net Ratio of Expenses to Average Net Assets, Net Ratio of Expenses Excluding Interest and Dividend Expenses on Securities Sold Short and Net Ratio of Net Investment Loss to Average Net Assets include the effect of fee waivers and expense limitations.

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	27

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Notes to Financial Statements

June 30, 2016 (unaudited)

RS Investment Trust (the “Trust”), a Massachusetts business trust organized on May 11, 1987, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. These financial statements relate to two series offered by the Trust: RS Focused Opportunity Fund and RS Focused Growth Opportunity Fund (each a “Fund,” collectively the “Funds”). Both Funds are diversified funds. The Funds commenced operations on March 2, 2015. The financial statements for the other remaining series of the Trust are presented in separate reports.

The Funds offer Class A, C and Y shares. The various classes differ principally in their respective sales charges, transfer agent expenses, and other expenses. In general, all classes of shares have identical rights to earnings, assets and voting privileges, except for certain differences, including class-specific expenses and voting rights with respect to matters affecting fewer than all classes or in which the interests of one class differ from the interests of any other class.

The Trust has an unlimited number of authorized shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”) less any applicable sales charge.

Note 1 Significant Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations Marketable securities are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices for long positions and ask prices for short positions. Securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”) are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices for long positions and ask prices for short positions. Repurchase agreements are carried at cost, which approximates market value (see Note 5e). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”).

Securities for which market quotations are not readily available or for which market quotations may be considered unreliable are valued at their fair values as determined in accordance with guidelines and procedures adopted by the Trust’s Board of Trustees.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Securities whose values have been materially affected by events occurring before the Funds’ valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with guidelines and procedures adopted by the Board of Trustees. In addition, if there has been a movement in the U.S. markets that exceeds a specified threshold, the values of a Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities.

In accordance with FASB Accounting Standards Codification Topic 820 (“ASC Topic 820”), fair value is defined as the price that the Funds would receive upon selling an investment in an “arm’s length” transaction to a willing buyer in the principal or most advantageous market for the investment. ASC Topic 820 established a hierarchy for classification of fair value measurements for disclosure purposes. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•

Level 2 — inputs other than unadjusted quoted prices that are observable either directly or indirectly (including adjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A security’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2016, the Funds had no securities classified as Level 3.

The Funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the reporting period. For the six months ended June 30, 2016, there were no transfers between Level 1, Level 2 and Level 3.

In determining a security’s placement within the hierarchy, the Trust separates the Funds’ investment portfolios into two categories: investments and derivatives (e.g., futures).

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Funds’ Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

b. Taxes The Funds intend to continue complying with the requirements of the Internal Revenue Code to qualify as regulated investment companies and to distribute substantially all net investment income and realized net capital gains, if any, to shareholders. Therefore, the Funds do not expect to be subject to income tax, and no provision for such tax has been made.

From time to time, however, a Fund may choose to pay an excise tax if the cost of making the required distribution exceeds the amount of the excise tax.

As of June 30, 2016, the Trust has determined that no provision for income tax is required in the Funds’ financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statement of Operations. For the six months ended June 30, 2016, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal tax authorities and state authorities since the Funds’ inception.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

c. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

d. Short Sales Short sales are transactions in which a Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement. Until the security is replaced, the Fund is required to repay the lender any dividends or interest that accrue during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale are typically retained by the broker until the short position is closed out. The value of the assets pledged as collateral on short sales executed by a Fund is required to be equal to at least 100% of the value of the securities sold short by the Fund. A Fund also incurs transaction costs in effecting short sales.

The value of the open short position is recorded as a liability and a Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position. The Fund records a realized gain or loss when the short position is closed out and the borrowed security has been returned. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest, or expenses the Fund may be required to pay in connection with a short sale.

e. Foreign Currency Translation The accounting records of the Funds are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Funds denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

f. Futures Contracts The Funds may enter into financial futures contracts. In entering into such contracts, the Funds are required to deposit with the counterparty, either in cash or securities, an amount equal to a certain percentage of the face value of the contract. Subsequent payments are received or made by the Funds, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Funds. Daily changes in variation margin are recognized as unrealized gains or losses by the Funds. The Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

g. Investment Income Dividend income is generally recorded on the ex-dividend date. Interest income, which includes amortization/accretion of premium/discount, is accrued and recorded daily.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

In calculating net asset value per share for each class, investment income, realized and unrealized gains and losses, and expenses other than class-specific expenses are allocated daily to each class of shares based upon the proportion of net assets attributable to each class at the beginning of the day.

h. Expenses Many expenses of the Trust can be directly attributed to a specific Fund. Expenses that cannot be directly attributed to a specific Fund are generally apportioned among all the series in the Trust, based on relative net assets.

i. Distributions to Shareholders Each Fund intends to declare and distribute substantially all net investment income, if any, at least once a year. Distributions of net realized capital gains, if any, are declared and paid at least once a year. Distributions to shareholders are recorded on the ex-dividend date.

j. Capital Accounts Due to the timing of dividend distributions and the differences in accounting for income and realized gains/(losses) for financial statement purposes versus federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains/(losses) were recorded by the Funds.

k. Offering Costs Offering costs are accounted for on an accrual basis. Offering costs are expensed over a 12-month period. These costs include legal, printing, administration and other expenses associated with the initial registration of a Fund.

Note 2 Transactions with Affiliates

a. Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which is reviewed and approved annually by the Board of Trustees, each Fund pays an investment advisory fee to RS Investment Management Co. LLC (“RS Investments”). Guardian Investor Services LLC (“GIS”), a subsidiary of The Guardian Life Insurance Company of America holds a majority interest in RS Investments. RS Investments receives an investment advisory fee based on the average daily net assets of the Funds, at the following annual rates:

Fund	Investment Advisory Fee Percentage
RS Focused Opportunity Fund	1.25%
RS Focused Growth Opportunity Fund	1.25%

Expense limitations have been imposed pursuant to a written agreement between RS Investments and the Trust in effect through April 30, 2017, to limit the following Funds’ total annual fund operating expenses (excluding expenses indirectly incurred by the Funds through investments in pooled investment vehicles, interest, taxes, investment-related expenses (e.g., brokerage commissions), dividend and interest expense on short sales, and extraordinary expenses) to the following rates:

Fund	Expense Limitation
	Class A	Class C	Class Y
RS Focused Opportunity Fund	1.90%	2.65%	1.65%
RS Focused Growth Opportunity Fund	1.90%	2.65%	1.65%

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

RS Investments does not intend to recoup any reimbursed expenses or waived advisory fees from a prior year under expense limitations then in effect for a Fund.

b. Compensation of Trustees and Officers Trustees and officers of the Trust who are interested persons, as defined in the 1940 Act, of RS Investments receive no compensation from the Funds for acting as such. Trustees of the Trust who are not interested persons of RS Investments receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees RS Funds Distributor LLC (“RSFD”), a wholly owned subsidiary of RS Investments, serves as the principal underwriter for shares of the Funds. The Funds have entered into an agreement with RSFD for distribution services with respect to their shares and have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, whose continuance is reviewed annually by the Trust’s Board of Trustees. Under the plan, RSFD is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of each Fund. For the six months ended June 30, 2016, RSFD received distribution fees as follows:

Fund		Annual Rate	Distribution Fees
RS Focused Opportunity Fund	Class A	0.25%	$3,512
	Class C	1.00%	4,591
	Class Y	0.00%	—
RS Focused Growth Opportunity Fund	Class A	0.25%	$7,202
	Class C	1.00%	9,441
	Class Y	0.00%	—

RS Investments may perform certain services and incur certain expenses with respect to the promotion of the Funds’ shares and the servicing of shareholder accounts, which expenses are allocable to RSFD. RS Investments compensates RSFD for its services in connection with the promotion of Fund shares and reimburses RSFD for its expenses, including payments made by RSFD to third parties in respect of the promotion of Fund shares in excess of amounts received by RSFD under the distribution plan. In addition to payments under the distribution plan, the Funds reimburse RSFD for payments RSFD makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement is calculated in a manner reviewed by the Board of Trustees periodically. Such amounts are included in the Statement of Operations as “Transfer agent fees.”

Park Avenue Securities LLC (“PAS”), a wholly owned subsidiary of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) and an affiliate of GIS, distributes the Funds’ shares as a retail broker-dealer. For the six months ended June 30, 2016, PAS informed the Trust it received $710,809 directly or indirectly from RSFD as continuing compensation for its services relating to its distribution of shares of all series in the Trust.

For the six months ended June 30, 2016, there were no aggregate front-end sales charges for the sale of Class A shares paid to RSFD.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

RSFD is entitled to retain any contingent deferred sales load (“CDSL”) imposed on certain share redemptions. For the six months ended June 30, 2016, there were no CDSL charges imposed.

See Note 4b for information on ownership concentration by affiliates of the Funds.

Note 3 Federal Income Taxes

a. Distributions to Shareholders There were no distributions paid to shareholders during the period ended December 31, 2015, which is the most recently completed tax year.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences, and differing characterizations of distributions made by the Funds.

Permanent book and tax basis differences will result in reclassifications to paid-in capital, undistributed net investment income and accumulated undistributed net realized gain/(loss) on investments and foreign currency transactions. Undistributed net investment income and accumulated undistributed net realized gain/(loss) on investments and foreign currency transactions may include temporary book and tax differences, which will reverse in a subsequent period.

As of December 31, 2015, the Funds made the following reclassifications of permanent book and tax basis differences:

Fund	Paid-in Capital	Accumulated Net Investment Loss	Accumulated Net Realized Loss
RS Focused Opportunity Fund	$(93,803)	$94,431	$(628)
RS Focused Growth Opportunity Fund	(270,167)	271,042	(875)

During any particular year, net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Funds if not distributed and, therefore, are normally distributed to shareholders annually.

See the chart below for capital loss carryovers available to the Funds at December 31, 2015.

Fund	No Expiration
RS Focused Opportunity Fund	$543,423
RS Focused Growth Opportunity Fund	981,542

In determining their taxable income, current tax law permits the Funds to elect to treat all or a portion of any net capital or currency loss realized after October 31 as occurring on the first day of the following fiscal year. For the year ended December 31, 2015, the Funds elected to defer net capital and currency losses as follows:

Fund	Deferred Net Capital Losses
RS Focused Opportunity Fund	$134,089

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

b. Tax Basis of Investments The cost of investments for federal income tax purposes at June 30, 2016, for each Fund is listed in the chart below. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is also disclosed in the chart below:

Fund	Cost of Investments	Net Unrealized Appreciation on Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation
RS Focused Opportunity Fund	$4,211,227	$208,919	$872,506	$(663,587)
RS Focused Growth Opportunity Fund	8,778,813	628,814	2,127,611	(1,498,797)

Note 4 Capital Shares

a. Transactions The Funds have authorized an unlimited number of shares of beneficial interest with no par value. Transactions, including conversions and exchanges, in capital shares for the Funds were as follows:

Transactions in Capital Shares

RS Focused Opportunity Fund

	For the Six Months Ended 6/30/16		For the Period Ended 12/31/15[1]
	Shares	Amount	Shares	Amount
Class A
Shares sold	—	$—	303,570	$3,033,786

Net increase	—	$—	303,570	$3,033,786

Class C
Shares sold	—	$—	100,000	$1,000,000

Net increase	—	$—	100,000	$1,000,000

Class Y
Shares sold	12	$115	616,904	$6,168,708
Shares redeemed	(16,916)	(157,832)	—	—

Net increase/(decrease)	(16,904)	$(157,717)	616,904	$6,168,708

[1]	Inception date was February 27, 2015.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Transactions in Capital Shares (continued)

RS Focused Growth Opportunity Fund

	For the Six Months Ended 6/30/16		For the Period Ended 12/31/15[1]
	Shares	Amount	Shares	Amount
Class A
Shares sold	5,463	$51,853	603,058	$6,030,577
Shares redeemed	(4,617)	(43,797)	—	—

Net increase	846	$8,056	603,058	$6,030,577

Class C
Shares sold	—	$—	200,000	$2,000,000

Net increase	—	$—	200,000	$2,000,000

Class Y
Shares sold	9,972	$95,595	1,231,326	$12,311,619
Shares redeemed	(16,854)	(161,467)	(1,262)	(12,447)

Net increase/(decrease)	(6,882)	$(65,872)	1,230,064	$12,299,172

[1]	Inception date was February 27, 2015.

b. Shareholder Concentration As of June 30, 2016, the number of shareholders and/or omnibus shareholder accounts (which are comprised of a group of individual shareholders) who owned of record 5% or more of the net assets of a Fund is summarized in the following table:

Fund	Number of Shareholders		Percentage of Net Assets
RS Focused Opportunity Fund	1	*	99.65%
RS Focused Growth Opportunity Fund	1	*	98.63%
*	The shareholder is Guardian Life.

Note 5 Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) for the six months ended June 30, 2016, were as follows:

	Cost of Investments Purchased		Proceeds from Investments Sold
Fund	Other Investments	Cover Securities Sold Short	Other Investments	Securities Sold Short
RS Focused Opportunity Fund	$3,965,706	$3,248,561	$4,620,881	$2,701,927
RS Focused Growth Opportunity Fund	9,854,764	6,398,038	10,661,650	5,400,497

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

b. Derivative Instruments The following is a summary of the effect of the Funds’ financial futures contracts in the Statement of Operations for the six months ended June 30, 2016.

Fund	Derivative Instrument Type	Location of Gain on Derivatives Recognized in income	Amount
RS Focused Opportunity Fund	Financial Futures Contracts	Net realized gain from futures contracts	$9,208
RS Focused Growth Opportunity Fund	Financial Futures Contracts	Net realized gain from futures contracts	18,416

See the chart below for the average monthly face value in futures contracts during the six months ended June 30, 2016:

Fund	Short Futures Contracts	Long Futures Contracts
RS Focused Opportunity Fund	$(137,221)	$—
RS Focused Growth Opportunity Fund	(274,443)	—

RS Focused Opportunity Fund and RS Focused Growth Opportunity Fund used E-mini S&P 500 futures contracts to provide short exposure to an index of equity securities.

c. Short Sales Short sales are transactions in which a Fund sells a security it does not own. To complete such a transaction, the Funds must borrow the security to make delivery to the buyer. The Funds then are obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Funds. An increase in the value of a security sold short by the Funds over the price at which it was sold short will result in a loss to the Funds. There can be no assurance that the Funds will be able to close out the position at any particular time or at an acceptable price.

d. Industry or Sector Concentration In their normal course of business, some of the Funds may invest a significant portion of their assets in companies within a limited number of industries or sectors. As a result, these Funds may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

e. Repurchase Agreements The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Note 6 Temporary Borrowings

The Funds, with other funds managed by RS Investments, are parties to a $350 million committed revolving credit facility from State Street Bank and Trust Company and Northern Trust Company, for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is calculated based on market rates at the time of borrowing. Under the term of the credit facility, in addition to the interest charged on any borrowings by a Fund, each fund pays a commitment fee of 0.11% per annum on its share of the unused portion of the credit facility.

For the six months ended June 30, 2016, the Funds did not borrow under the facility.

Note 7 Sales Transaction

On December 18, 2015, Victory Capital Management Inc. (“Victory Capital”) announced it had agreed to acquire RS Investments, subject to regulatory approvals in addition to customary closing conditions and consents, including approvals related to the Funds (the “Transaction”).

On January 19, 2016, the Board of Trustees of the Trust approved the reorganization of each of the Funds into a corresponding, newly-formed fund within the Victory family of funds (each, an “Acquiring Fund”) (the “Reorganizations”), subject to shareholder approval of the Reorganizations.

Shareholder approval of each of the Reorganizations was obtained as described further in the supplemental information section of this report.

On July 29, 2016, the Transaction and each of the Reorganizations were consummated.

Note 8 Review for Subsequent Events

Management has evaluated subsequent events through the issuance of the Funds’ financial statements and determined that no material events have occurred that require disclosure other than the Transaction and the Reorganizations.

Note 9 Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Supplemental Information (unaudited)

Meetings of Shareholders

Shareholders of each series of RS Investment Trust (the “Trust”) voted to approve the reorganization of each such series into a corresponding series of Victory Portfolios at special meetings of shareholders as described below.

Proposal to Reorganize Series of the Trust into Corresponding Series of Victory Portfolios

May 19, 2016 Meeting
Series	Votes For	Votes Against/ Withheld	Abstentions
RS China Fund	2,146,149.227	1,149.946	0.000
RS Emerging Markets Small Cap Fund	2,525,691.633	1,702.078	4,931.000
RS Focused Growth Opportunity Fund	2,000,156.000	16,854.571	0.000
RS Focused Opportunity Fund	1,000,000.000	16,904.564	0.000
RS Global Fund	2,952,218.300	7,987.099	23,921.000
RS High Yield Fund	20,943,611.9457	633,142.5830	1,076,570.0223
RS Investors Fund	5,460,164.426	82,554.498	106,221.179
RS Small Cap Growth Fund	20,079,709.196	257,448.803	138,807.052
RS Strategic Income Fund	4,606,232.609	8,990.786	25,781.649
RS Value Fund	20,548,172.594	244,403.158	610,422.559
June 8, 2016 Meeting
Series	Votes For	Votes Against/ Withheld	Abstentions
RS High Income Municipal Bond Fund	6,101,394.560	56,381.670	189,702.133
June 21, 2016 Meeting
Series	Votes For	Votes Against/ Withheld	Abstentions
RS Global Natural Resources Fund	45,154,557.114	1,466,314.691	3,737,583.890
RS Growth Fund	6,208,465.247	438,908.552	707,224.225
RS International Fund	1,319,329.050	31,204.407	136,125.613
RS Investment Quality Bond Fund	3,352,039.643	154,734.144	228,896.887
RS Low Duration Bond Fund	42,682,665.099	484,699.209	2,231,863.850
RS Small Cap Equity Fund	2,388,863.313	143,448.490	67,262.177
RS Mid Cap Growth Fund	8,701,750.194	202,077.007	963,694.104
RS Technology Fund	3,658,215.966	187,417.657	426,478.554

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SUPPLEMENTAL INFORMATION (UNAUDITED)

July 8, 2016 Meeting
Series	Votes For	Votes Against/ Withheld	Abstentions
RS Large Cap Alpha Fund	6,670,249.591	390,231.130	811,185.292
RS Select Growth Fund	7,023,793.358	133,915.098	376,893.871
RS Tax-Exempt Fund	8,601,698.229	142,006.793	445,298.908
July 21, 2016 Meeting
Series	Votes For	Votes Against/ Withheld	Abstentions
RS Floating Rate Fund	50,302,010.496	1,331,210.694	3,178,980.317
RS Partners Fund	14,301,724.910	451,980.245	2,645,774.666
July 29, 2016 Meeting
Series	Votes For	Votes Against/ Withheld	Abstentions
RS Emerging Markets Fund	5,879,153.298	129,223.053	1,063,836.367

Portfolio Holdings and Proxy Voting Procedures

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. This information is also available, without charge, upon request, by calling toll-free 800-766-3863.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (i) without charge, upon request, by calling toll-free 800-766-3863; (ii) on RS Investments’ website at http://www.rsinvestments.com; and (iii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Statement of Additional Information includes information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 800-766-3863.

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Fund unless accompanied or preceded by that Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

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One Bush Street, Suite 900 San Francisco, CA 94104	PRSRT STD U.S. POSTAGE PAID RS INVESTMENTS

WWW.RSINVESTMENTS.COM // 800.766.3863	R15-1462 (06/16)

Item 2.	Code of Ethics.

Not required.

Item 3.	Audit Committee Financial Expert.

Not required.

Item 4.	Principal Accountant Fees and Services.

Not required.

Item 5.	Audit Committee of Listed registrants.

Not applicable to the registrant.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	None.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A) or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this Form N-CSR, to provide reasonable assurance that the information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RS Investment Trust

By (Signature and Title)*	/S/ NINA GUPTA
Nina Gupta, President
(Principal Executive Officer)

Date: September 7, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ NINA GUPTA
Nina Gupta, President
(Principal Executive Officer)

Date: September 7, 2016

By (Signature and Title)*	/S/ SHELLY CHU
Shelly Chu, Treasurer
(Principal Executive Officer)

Date: September 7, 2016